AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2016

REGISTRATION NO. 033-74092
AND NO. 811-08288

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933     ☐

PRE-EFFECTIVE AMENDMENT NO.             ☐

POST-EFFECTIVE AMENDMENT NO. 27               ☒

AND

REGISTRATION STATEMENT UNDER               ☐

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 27           ☒

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

(Exact Name of Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(Name of Depositor)

10350 Ormsby Park Place

Louisville, KY 40223
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (866) 667-0561

NAME AND ADDRESS OF AGENT FOR SERVICE:

CRAIG A. HAWLEY, ESQ.
GENERAL COUNSEL AND SECRETARY
Jefferson National Life Insurance Company
10350 Ormsby Park Place
Louisville, Kentucky 40223

It is proposed that this filing will become effective:

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒           on May 1, 2016  pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on           , pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☐            this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

The Achievement & The Educator

JEFFERSON NATIONAL LIFE

ANNUITY ACCOUNT E

MAY 1, 2016 PROSPECTUS

The Achievement and The Educator

Individual & Group Flexible Premium Variable Deferred Annuity

Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E AND

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

The Contract is no longer offered for sale. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.

The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed in Appendix A and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date.  For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant. The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2016. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561, visit Our Website or write us at Our administrative office:

•  Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

•  Address for correspondence sent via courier or overnight mail:10350 Ormsby Park Place, Louisville, KY 40223.

The Contracts:

•  are not bank deposits

•  are not federally insured

•  are not endorsed by any bank or government agency

•  are not guaranteed and may be subject to loss of principal

Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this Prospectus or that we have referred you to.  We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Death Benefit Amount During the Accumulation Period	17
Payment of the Death Benefit During the Accumulation Period	17
Death Benefit During the Annuity Period	17
Annuity Payments (The Annuity Period)	18
Annuity Payment Amount	18
Annuity Options	18
Taxes	19
Annuity Contracts in General	19
Tax Status of the Contracts	19
Taxation of Non-Qualified Contracts	20
Taxation of Qualified Contracts	21
Possible Tax Law Changes	22
Other Information	22
Legal Proceedings	22
Abandoned Property	22
The Variable Account	22
Distributor	22
Financial Statements	23
Independent Registered Public Accounting Firm	23
Appendix A—More Information About the Investment Portfolios	24
Appendix B—Condensed Financial Information	28
Appendix C—Deductions for Taxes — Qualified and Nonqualified Annuity Contracts	49
Privacy Policy	50
Table of Contents of the Statement of Additional Information	51

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Definitions of Special Terms

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments.  On or after the Annuity Date, the Annuitant shall also include any joint Annuitant.  In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments.  If the Contract is owned by a Non-Natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

ANNUITY DATE: The date on which Annuity Payments begin, as selected by you, or as required by the Contract.  If a prior date is not selected, the Annuity Date is the Maximum Maturity date. For joint Annuitants all provisions are based on the age of the primary Annuitant.

ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY: The person(s) or entities designated to receive any benefits under the Contract if the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading.  These deadlines are described in further detail under the heading “Transfers”.

CODE: Internal Revenue Code of 1986, as amended.

COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

CONTRACT(S): The Achievement and The Educator individual and group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or Annuitant, depending on your Contract, or for a Contract owned by a Non-Natural Owner the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

FINRA:  Financial Industry Regulatory Authority

FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

FREE LOOK PERIOD: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but may be longer as required by applicable law and may differ if it is a Replacement Contract.

INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

INVESTMENT ADVISOR:  A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.

INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may choose to set a target allocation to various Sub-Accounts, or the Fixed Account (if available).  The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JEFFERSON NATIONAL SERVICE CENTER: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 866.667.0561).

JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

MAXIMUM MATURITY DATE: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.

NON-NATURAL OWNER: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the variable annuity Contract.

NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in

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conjunction with any pension Plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as “you” in this prospectus.

PLAN: A voluntary program for an employer that qualifies for special tax treatment.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

REGISTERED REPRESENTATIVE:  A person, appointed by Us, who is licensed by FINRA to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

REPLACEMENT CONTRACT:  A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or an unaffiliated insurance company).

SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

VALUATION PERIOD: The period of time from the end of one Business Day to the end of the next Business Day.

VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account E. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into Sub-accounts.

WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

Highlights

The individual and group flexible premium variable deferred annuity Contract that We are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest in the Sub-accounts of Jefferson National Life Annuity Account E (“Variable Account”) and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.

All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Withdrawal Charge of up to 9% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to “Access to Your Money” section in this prospectus.

RETIREMENT PLANS: Under certain circumstances, the Contracts may be issued pursuant to either Non-Qualified retirement Plans or Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing Plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation Plans. See “Taxes”.

DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading “Death Benefits.”

LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading “Loans.”

ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

FREE LOOK: If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. We deem this period as ending 15 days after we mail the Contract. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

TAX PENALTY: In general, under Qualified Contracts, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For IRA and Qualified Contracts, unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. For Non-Qualified Contracts, you will be taxed only on the portion of the withdrawal which represents earnings.

INQUIRIES: If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Withdrawal Charge (as a percentage of Purchase Payments)(1)	9%
Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

Annual Administrative Fee(2)	$30 per contract per year
Annual Expenses of Variable Account (as a percentage of average Variable Account value)
Mortality and Expense Risk Fees	1.25%
Administrative Charge	0.15%
Total Annual Expenses of the Variable Account	1.40%

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolio that you may pay periodically during the time that you own the contract. More detail concerning each Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.

	Minimum	Maximum
Total Investment Portfolio Operating Expenses(3)

Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) for the period ended December 31, 2015. Current and future operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.(3)

	Gross: 0..53% Net: 0.53%	Gross: 4.10% Net: 1.78%

(1)The Withdrawal Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

No. of Contract Years from Receipt of Purchase Payment	Contingent Deferred Sales Charge Percent
0-1	9%
2	9%
3	8%
4	7%
5	5%
6	3%
7 and more	0%

(1)Every year you can take money out of your Contract, without the Withdrawal Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract, or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified Plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years.  Additionally, Jefferson National may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see “Reduction or Elimination of Contract Charges”).

(2) We waive this fee if your Individual Account value is $25,000 or greater. We reserve the right to reduce or waive the fee.

(3) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2017.  The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1156.63	$2241.00	$3126.00	$5480.89

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1030.51	$1400.87	$1621.19	$2529.53

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1156.63	$2241.00	$2675.15	$5480.89

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1030.15	$1400.87	$1178.51	$2529.53

(3) If you do not surrender your Contract:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$348.00	$1520.92	$2675.15	$5480.89

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$223.00	$687.70	$1178.51	$2529.53

Condensed Financial Information

Appendix B to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the Sub-accounts of the Variable Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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The Company

Jefferson National Life Insurance Company was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

We are principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Achievement and The Educator Variable Annuity Contracts

This prospectus describes The Achievement and The Educator individual fixed and variable annuity contracts (Contracts) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. During the Accumulation Period, the Contracts provide a way for you to invest on a tax deferred basis in the Sub-accounts of the Variable Account and in the Fixed Account. This means earnings are taxed when you make a withdrawal. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.

The Contracts may be issued in conjunction with certain qualified and non-qualified retirement Plans. If you are considering purchasing a Qualified Contract, you should be aware that this annuity will fund a retirement Plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and annuity benefits and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is appropriate for your tax qualified Plan.

The Contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends upon the investment performance of the Investment Portfolios you select for the annuity.

In certain states, the Contract may also offer a Fixed Account investment option. The Fixed Account is part of the general account assets of the Company and is subject to the Company’s financial strength and claims paying ability.  Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer period is permitted under applicable law). Jefferson National deems this period as ending 15 days after it mails a Contract. When you cancel the Contract within this time period (known as the Free Look Period), You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment, or other applicable amount, if required by law.

Ownership

You, as the Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named for Non-Qualified Contracts. Prior to the Annuity Date, the Owner is the person designated in the application or as subsequently named.

The Contract is either a group contract or an individual contract, depending on the state where We issue it. The individual contract is issued directly to the Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. Generally, if you are a participant in a group then you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

Beneficiary

The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. Your designation of a Beneficiary may be subject to limitations or restrictions if the Contract is issued pursuant to a Qualified Plan. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Change of Ownership

Non-Qualified Contracts:

In the case of Non-Qualified Contracts and subject to applicable law, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Annuity Date, subject to the rights of any irrevocable beneficiary. Assigning a Contract, or changing the ownership of a Contract may be a taxable event. Any change of ownership or assignment must be made in writing. We must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Jefferson

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National assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

Qualified Contracts:

In the case of Qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except for assignments and transfers by the trustee of an exempt employee’s trust which is part of a retirement Plan qualified under Section 401 of the Code. Except as noted, if you own a Qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

MODIFICATION. Jefferson National may modify the Contract with your approval unless provided otherwise by the Contract or to comply with applicable law. After the Contract has been in force, Jefferson National may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

A group Contract will be suspended automatically on the effective date of any modification initiated by Jefferson National if Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on your behalf and on the behalf of other Participants then covered by the Contract.

No modification may affect Annuitants in any manner unless deemed necessary to comply with the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

Requesting Transactions or Obtaining Information About your Contract

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone (866-667-0561) or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

Unless otherwise directed by You, We will accept transaction requests from your Registered Representative and/or your Investment Advisor.  You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.

We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personal information before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us, via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in FireFox) or the “subject” section (in Internet Explorer), you should see “Jefferson National Financial Corp.” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Subject to the earlier cut-off times described below, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next Business Day.

Options When You Terminate Your Participation In The Plan (For Group Contracts Only)

If you terminate your participation in a Plan before the Annuity Date, you will have the following options:

(a)                     leave the Individual Account in force under the Contract, and your investment will continue to participate in the investment results of the Investment Option(s) you select. On the Annuity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the Annuity Options described below prior to the Maximum Maturity Date, This option will automatically apply, unless you file a written election of another option.

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(b)                     apply your Contract Value to provide Annuity Payments which begin immediately.

(c)                      convert the Individual Account to an individual variable annuity contract of the type We are then offering.

(d)                     terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

Purchase

Purchase Payments

A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. Jefferson National reserves the right to refuse any Purchase Payment.

The Purchase Payment requirements are as follows:

•  For TSAs, the minimum initial and subsequent Purchase Payment is $50.

•  For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional Purchase Payment is $50.

•  For Non-Qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum Purchase Payment is $2,000 (or $200 per month).

•  If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with Our prior approval.

We reserve the right to accept purchase payments in amounts less than the minimums set forth above.  The maximum of total Purchase Payments is $2,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.

Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment.

Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us.

If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

The Contract offers several Sub-accounts of the Variable Account, each of which invests exclusively in an Investment Portfolio listed in Appendix A of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the underlying Investment Portfolio prospectuses, visit Our Website or call Us at: (866) 667-0561. See Appendix A which contains a summary of investment objectives for each Investment Portfolio.

The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified Plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

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Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice.  A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

Selection of Investment Portfolios

The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, adviser or customer interest, and the capability and qualification of each investment firm.  Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above.  The Company reviews each Investment Portfolio periodically after it is selected.  Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets.  The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice

The Fixed Account

During the Accumulation Period, you can invest in the Fixed Account of Jefferson National. The Fixed Account offers an interest rate that is guaranteed by Jefferson National to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account.  If you select the Fixed Account, your money will be placed with the other general assets of Jefferson National, and is subject to the Company’s financial strength and claims paying ability. The Fixed Account may not be available in your state.

The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Administrative Charge and the Mortality and Expense Risk Charge do not apply to amounts allocated to the Fixed Account.

If you buy the Contract as a TSA or under certain other qualified Plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

See your Contract for more information regarding the Fixed Account.

The General Account

During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account and are subject to the Company’s financial strength and claims paying ability. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

You can transfer money among the Fixed Account and the Investment Portfolios. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day.  See Appendix A for a list of Investment Portfolios with early cutoff times.  This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals. For transfers between Investment

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Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used.

TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, and to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

1.  Limits on transfers out of the Fixed Account may apply.

2.  Your request for a transfer must clearly state which Investment Options are involved in the transfer.

3.  Your request for transfer must clearly state how much the transfer is for.

4.  Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners.

5.  We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD. The following apply to any transfer during the Annuity Period:

1.  You may not transfer funds to the Fixed Account during the Annuity Period.

2.  You may only make transfers between the Investment Portfolios.

3.  We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

This product is not designed for professional market timing strategies by third parties. We reserve the right to modify or terminate the transfer privileges described above.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Adviser or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

•  We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

•  We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading because the transfer request is large in relation to total assets of the Investment Portfolio, or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

•      We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or

•  the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, or in the view of an investment advisor to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege.  These restrictions do not apply to redemptions from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.  The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long—term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance—dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short—term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short—term trading by contract owners.

As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short—term trading will prove ineffective in whole or in part to detect or prevent frequent trading.  The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short—term trading policies and risks.

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Frequent Trading

In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day.  In addition, the Investment Portfolios are also able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio.  Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity.  As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

If a current or future transfer request is restricted or denied in accordance with our administrative procedures, the person placing the transfer request will be notified (you, or your Investment Advisor).  The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

Dollar Cost Averaging Program

The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

Subject to Our administrative procedures, you may specify the Business Day on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Bond Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Bond Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from an Investment Advisor regarding your investments in the Contract.  Jefferson National has not made any independent investigation of these Investment Advisors and is not endorsing such programs. If fees will be paid out of your Contract during the Accumulation Period, You will be required to enter into an advisory agreement with your Investment Advisor.

Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and may impact the benefits available under your Contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (Withdrawal Charge). You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.  Furthermore, please see the “Taxes — Partial 1035 Exchanges” section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

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Interest Sweep Program

You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

Each day, We make a deduction for Insurance Charges. These charges include the Annual Expenses of the Variable Account (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges do not apply to amounts allocated to the Fixed Account.

The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

The Insurance Charges will be as follows:

Current Insurance Charge
1.40%

Annual Administrative Fee

On each Contract Anniversary during the Accumulation Period, We deduct $30 from your Contract as an Annual Administrative Fee.  We reserve the right to reduce or waive the fee. This charge is for certain administrative expenses associated with the Contract.

We do not deduct the Annual Administrative Fee if the value of your Contract is $25,000 or more on the Contract Anniversary. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $25,000, We will deduct the full Annual Administrative Fee at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Annual Administrative Fee on the Annuity Date unless the Contract Value on the Annuity Date is $25,000 or more.

The Annual Administrative Fee will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

No Administrative Fee is deducted during the Annuity Period.

Withdrawal Charge

During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Withdrawal Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Withdrawal Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Withdrawal Charge. The Withdrawal Charge compensates Us for expenses associated with selling the Contract. The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

NUMBER OF YEARS FROM RECEIPT OF PURCHASE PAYMENT	WITHDRAWAL CHARGE
First Year	9%
Second Year	9%
Third Year	8%
Fourth Year	7%
Fifth Year	5%
Sixth Year	3%
Seventh Year and later	0%

In addition, the following circumstances further limit or reduce Withdrawal Charges, in some states, as applicable:

•  for issue ages up to 52, there is no Withdrawal Charge for withdrawals made after the 15th Contract year;

•  for issue ages 53 to 56, there is no Withdrawal Charge for withdrawals made after you attain age 67;

•  for issue ages 57 and later, any otherwise applicable Withdrawal Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through ten and later, respectively.

FREE WITHDRAWALS. Subject to any applicable limitations, each Contract year you can withdraw money from your Contract, without a Withdrawal Charge, in an amount equal to the greater of:

•  10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);

•  the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement Plans; or

•  the total of your Purchase Payments that have been in the Contract for 7 or more complete years.

On or after the Annuity Date, We may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

(i)               if the Annuitant dies;

(ii)            if you die; or

(iii)         if We make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life Annuity Option, or any option with payments for a minimum period of five years.

If you withdraw your entire Contract Value, We will deduct the Withdrawal Charge from the Contract Value and pay the balance to you.

If you make a partial withdrawal and you request to receive a specific amount, unless you instruct us otherwise, we will deduct the Withdrawal Charge from your remaining Contract Value after the withdrawal and pay you the amount you requested.

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Waiver of Withdrawal Charge

In addition to the free withdrawal amount discussed above, the Withdrawal Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner.

UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

•  your Contract has been in force for at least 1 year;

•  you provide Us with a letter of determination from your state’s Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

•  you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

•  your employment was involuntarily terminated by your employer; and

•  you certify to Us in writing that you are still unemployed when you make the withdrawal request.

This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

•  you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

•  confinement begins after the first Contract year;

•  confinement is prescribed by a qualified physician and is medically necessary;

•  request for this benefit is made during confinement or within 60 days after confinement ends; and

•  We receive due proof of confinement.

This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

•  To qualify, the diagnosis and notice must occur after the first Contract year ends.

•  This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Withdrawal Charge

We may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Withdrawal Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Withdrawal Charge requires Our prior written approval. In no event will reduction or elimination of the Withdrawal Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.  For a list of states and taxes, see Appendix C.

Income Taxes

We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

Your Contract Value is the sum of your assets in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit.  During the Annuity Period of your Contract, We call the unit an Annuity Unit. The Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by:

1. dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day; and

2. subtracting the daily amount of the Insurance Charges.

The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on

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that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

You can have access to the money in your Contract:

•  by making a withdrawal (either a partial or a complete withdrawal);

•  by electing to receive Annuity Payments;

•  where available, obtaining a loan based on the value of your Contract; or

•  when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Period. For certain Qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Withdrawal Charge, less any premium tax, less any outstanding Loan Amount (including the pro rata interest accrued), and less any Administrative Fee.

If you make a partial withdrawal, You must tell Us which Investment Option (Sub-account or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Sub-account or the Fixed Account must be for at least $250. Jefferson National may require that after a partial withdrawal is made there must be at least $500 left in your Contract.

Once We receive your request for a withdrawal from an Investment Option We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See “Suspension of Payments or Transfers” section.

A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See “Withdrawal Charge” and “Taxes” in this Prospectus.

Suspension of Payments or Transfers

We may be required to suspend or postpone withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

4. during any other period when the SEC, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

If you own your Contract in conjunction with participation in certain Optional Retirement Programs (ORP), you can withdraw your interest in the Contract only upon:

(1) termination of employment in all public institutions of higher education as defined by applicable law;

(2) retirement; or

(3) death.

Accordingly, you (as a participant in an ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain Plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

If you own the Contract under a TSA or 403(b) Plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

(1) when you reach age 59 1/2;

(2) when you leave your job;

(3) when you die;

(4) if you become disabled (as that term is defined in the Code);

(5) made in the case of hardship; or

(6) made pursuant to a qualified domestic relations order, if otherwise permitted.

Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any earnings.

The limitations on withdrawals became effective on January 1, 1989, and apply only to:

•  salary reduction contributions made after December 31, 1988;

•  income attributable to such contributions; and

•  income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified Plans. Tax penalties may also apply.

Systematic Withdrawal Program

The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Fixed Account and the Sub-accounts on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic

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Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted.  Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract.  We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.  However, the withdrawals may be subject to a Withdrawal Charge.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

Your Contract may contain a loan provision issued in connection with certain qualified Plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement Plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

The amount of any loan will be deducted from the Death Benefit Amount. Additionally, the amount of any loan will be deducted from any complete withdrawal. Loans will also affect the amount available for partial withdrawal.

If you fail to repay the loan in accordance with the terms of the loan, your loan may default. A loan default may be treated as a withdrawal. A loan default will reduce your Contract Value. There may also be adverse tax consequences to a loan default. Consult with your tax adviser.

A loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Death Benefit

Death Benefit During the Accumulation Period

If you, or your Joint Owner, or the Annuitant (as determined by your Contract) die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Additional requirements may apply to qualified Contracts.    After the Death Benefit Amount is calculated, it will remain invested in the investment portfolios in accordance with the allocation instructions given by the contract owner until We pay the death benefit, or until new instructions are given by the Beneficiary. The Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary.

Death Benefit Amount During the Accumulation Period

If the death occurs prior to age 80 and before the seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

(1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

(2) the total Purchase Payments you have made, less any partial withdrawals.

If the death occurs prior to age 80 and any time after your seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

(1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

(2) the Contract Value the day before the previous seven Contract Anniversaries plus any Purchase Payments made and less subsequent partial withdrawals since then; or

(3) the total Purchase Payments made, less any partial withdrawals.

If death occurs after reaching the age of 80, the Death Benefit Amount will be the Contract Value on the date We receive due proof of death and a payment election. The Death Benefit Amount will be reduced by any outstanding loans.

Payment of the Death Benefit During the Accumulation Period

Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner, Annuitant or a Joint Owner (as determined by your Contract) during the Accumulation Period (including, without limitation, non-qualified stretch options, which may vary by state).

OPTION 1—lump sum payment of the Death Benefit Amount; or

OPTION 2—the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner, Joint Owner, or Annuitant (as determined by your Contract); or

OPTION 3—payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution, at least annually, beginning within 1 year of the date of death.

Unless you have previously designated one of the payment options above, (including without limitation, non-qualified stretch options), a Beneficiary who is also the spouse of the deceased Owner may elect to:

•  continue the Contract in his or her own name at the then current Death Benefit Amount; or

•  elect a lump sum payment of the Death Benefit Amount; or

•  apply the Death Benefit Amount to an Annuity Option.

    The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code.  A “spouse” is as defined under Federal law. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse; however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death Benefit During the Annuity Period

If you, a joint Owner or the Annuitant (as determined by your Contract), dies during the Annuity Period, any remaining Guaranteed Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of death. Any such Annuity Payments will be made to the Beneficiary. If no Beneficiary is living, the remaining guaranteed Annuity Payments will be paid to the estate of the Annuitant.

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Annuity Payments (The Annuity Period)

Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date.  The terms of this required annuitization may vary by state.

For a Contract held under a tax qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 ½, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you annuitize prior to the Maximum Maturity Date and do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity payments.

During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will be based on the performance of Jefferson National’s general account), variable Annuity Payments (these payments will come from the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

Annuity Payment Amount

If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount applied to a variable Annuity Option on the Annuity Date);

2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

3) The performance of the Investment Portfolio(s) you selected; and

4) The Annuity Option you selected.

You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

On the Annuity Date, the Contract Value less any premium tax, less any outstanding Loan Amount, Withdrawal Charge, and less any Administrative Fee will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any outstanding Loan Amount to the Annuity Option you elect. If the Annuity Option is being elected to pay the Death Benefit Amount, the Death Benefit Amount will be applied under the Annuity Option elected.

If your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50. However, We will make Annuity Payments no less frequently than annually.

Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date.  The terms of this required annuitization may vary by state.

FIRST OPTION—INCOME FOR LIFE. Under this Annuity Option, We will make monthly Annuity Payments during the lifetime of the payee. The Annuity Payments will cease with the last monthly Annuity Payment due prior to the death of the payee. Of the first two Annuity Options, this Annuity Option offers the maximum level of monthly Annuity Payments since it would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment and there is no provision for a Death Benefit Amount payable to a Beneficiary.

SECOND OPTION—INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, We will make monthly Annuity Payments during the lifetime of the payee with the guarantee that if, at the death of the payee, We have made Annuity Payments for less than 120, 180 or 240 months, as elected, We will continue to make Annuity Payments during the remainder of such period to your Beneficiary. If no Beneficiary is designated, Jefferson National will, in accordance with the Contract provisions, pay the payee’s estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower Annuity Payments per month than the First Option.

THIRD OPTION—INCOME FOR LIFE WITH REFUND AT DEATH. Under this Annuity Option, We will make monthly Annuity Payments for the installment refund period. This is the time required for the sum of the Annuity Payments to equal the amount applied, and thereafter for the life of the payee. If the payee dies before We have refunded the amount applied under this Annuity Option, the present value of the

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remaining Annuity Payments will be paid to the designated Beneficiary in accordance with a settlement option then available as chosen by the Beneficiary.

FOURTH OPTION—INCOME FOR SPECIFIED PERIOD. Under this Annuity Option, We will make monthly Annuity Payments for the number of years selected. The period may be from 3 through 20. If you elect to receive Annuity Payments under this Annuity Option on a variable basis, Annuity Payments will vary monthly in accordance with the net performance of the Sub-accounts of the Variable Account. If the payee dies before We have made the specified number of monthly Annuity Payments, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in a lump sum payment.

To the extent that you select this Annuity Option on a variable basis, at any time during the Maturity Period you may elect that the remaining value:

(1) be paid in one sum, or

(2) be applied to effect a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Annuity Date. Accordingly, We will continue to make deductions for Insurance Charges for these risks from the Individual Account values.

FIFTH OPTION—INCOME OF SPECIFIED AMOUNT. Under this Annuity Option, We will make Annuity Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until your Contract Value under this Annuity Option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the Contract Value is exhausted, We will pay the remaining Contract Value to the Beneficiary in a lump sum payment. In lieu of a lump sum payment, the Beneficiary may elect an Annuity Option for distribution of any amount on deposit at the date of the payee’s death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

If you elect this Option on a variable basis, at any time during the Annuity Period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, We will continue to make deductions for Insurance Charges the Individual Account values.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information.   It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.  You should consult your tax adviser about your own circumstances.

The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.  In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

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For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs.  Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are “qualified distributions” or “non-qualified distributions”.

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a Non-Natural Owner (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•  made on or after the taxpayer reaches age 59 1/2;

•  made on or after the death of an Owner;

•  attributable to the taxpayer’s becoming disabled; or

•  made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary.  If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts.  You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes.  If you have too much “investor control” of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable

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insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

Contracts such as this one, with more than 20 fund options, raise investor control concerns.  It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract.  However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance.  Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires.  The date set forth in (b) does not apply to a traditional or SIMPLE IRA, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs.  Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary.  If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Medicare Tax

A 3.8% Medicare contribution tax will be imposed on the “net investment income” of certain individuals whose income exceeds certain threshold amounts.  For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).  The 3.8% Medicare tax is imposed on the lesser of:

1. the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

2. the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e. IRA’s, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2.  The IRS has issued proposed guidance regarding this income surtax.  You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice.  The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the appropriateness of the

21

contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable.  For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile.  Escheatment is the formal, legal name for this process.  However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation.  To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change.  Please contact us to make such changes.

Proof of Age and Survival

The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).  The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

The Variable Account

We established a separate account, Jefferson National Life Annuity Account E (Variable Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the variable account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Jefferson National adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria. The assets of the Variable Account are held in Our name on behalf of the Variable Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

Where permitted by law, We may:

•  create new separate accounts;

•  combine separate accounts, including combining the Variable Account with another separate account established by the Company;

•  transfer assets of the Variable Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

•  transfer the Variable Account to another insurance company;

•  add new Sub-accounts to or remove Sub-accounts from the Variable Account, or combine Sub-accounts;

•  make the Sub-accounts available under other policies We issue;

•  add new Investment Portfolios or remove existing Investment Portfolios;

•  substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Variable Account;

•  deregister the Variable Account under the Investment Company Act of 1940; and

•  operate the Variable Account under the direction of a committee or in another form.

Distributor

Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority.  Sales

22

of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers’ commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

The financial statements of Jefferson National Life Annuity Account E are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Jefferson National Life Annuity Account E as of December 31, 2015 and for each of the two years in the period ended December 31, 2015 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

23

Appendix A: Investment Options

Fund Name	Objective	Early Cut Off *
Alger Portfolios
Alger Capital Appreciation (Class I-2)	Long term capital appreciation.
Alger Large Cap Growth (Class I-2)	Long term capital appreciation.
Alger Mid Cap Growth (Class I-2)	Long term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc.
AB VPS Growth and Income (Class A)	Long term growth of capital.
American Century Variable Portfolios
American Century VP Balanced (Class I)	Long-term capital growth & current income.
American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.
American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.
American Century VP International (Class I)	Capital growth.
American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective.
American Century VP Ultra (Class I)	Long-term capital growth.
American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.
Columbia Management Investment Advisers, LLC
Columbia VP - Seligman Global Technology (Class II)	Long-term capital appreciation.
Dreyfus Variable Investment Fund
Dreyfus VIF International Value (Initial)	Long-term capital growth.
The Dreyfus Investment Portfolios
Dreyfus Small Cap Stock Index	To match the performance of the S&P Small Cap 600 Index.
Dreyfus Socially Responsible Growth	Capital growth with current income as a secondary goal.
Dreyfus Stock Index	To match the performance of the S&P 500 Index.
Federated Insurance Series
Federated High Income Bond II (Primary)	High current income.
Federated Kaufmann II (Service)	Capital appreciation.
Federated Managed Volatility II	Current income and capital appreciation.
Guggenheim Variable Insurance Funds
Guggenheim VIF CLS Global Diversified Equity	Long-term growth of capital without regard to current income.
Guggenheim VIF CLS Growth and Income	Current income and growth of capital.
Guggenheim U.S. VIF Long Short Equity	Long term capital appreciation.
Guggenheim VIF Multi-Hedge Strategies	Long-term capital appreciation with less risk than traditional equity funds.
Rydex VIF Banking	Capital appreciation.	3:50PM
Rydex VIF Basic Materials	Capital appreciation.	3:50PM
Rydex VIF Biotechnology	Capital appreciation.	3:50PM
Rydex VIF Commodities Strategy	Provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	3:50PM
Rydex VIF Consumer Products	Capital appreciation.	3:50PM
Rydex VIF Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis.	3:55PM
Rydex VIF Electronics	Capital appreciation.	3:50PM
Rydex VIF Energy	Capital appreciation.	3:50PM
Rydex VIF Energy Services	Capital appreciation.	3:50PM
Rydex VIF Europe 1.25x Strategy	Investment results that correlate to 125% of the daily price movement of the Dow Jones Stoxx 50 Index.	3:55PM
Rydex VIF Financial Services	Capital appreciation.	3:50PM
Rydex VIF Government Long Bond 1.2x Strategy	Investment results that correspond to 120% of the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Health Care	Capital appreciation.	3:50PM
Rydex VIF Internet	Capital appreciation.	3:50PM
Rydex VIF Inverse Dow 2x Strategy	Investment returns that inversely correlate to 200% of the daily performance of the DJIA.	3:55PM
Rydex VIF Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond.	3:55PM

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Fund Name	Objective	Early Cut Off *
Rydex VIF Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index.	3:55PM
Rydex VIF Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the daily performance of the NASDAQ 100 Index.	3:55PM
Rydex VIF Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index.	3:55PM
Rydex VIF Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index.	3:55PM
Rydex VIF Japan 2x Strategy	Investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average on a daily basis.	3:55PM
Rydex VIF Leisure	Capital appreciation.	3:50PM
Rydex VIF Mid-Cap 1.5x Strategy	Investment results that correlate to 150% of the performance of the S&P MidCap 400® Index on a daily basis.	3:55PM
Rydex VIF NASDAQ-100 2x Strategy	Investment results that correlate to 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:55PM
Rydex VIF NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:55PM
Rydex VIF Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:55PM
Rydex VIF Precious Metals	Capital appreciation.	3:50PM
Rydex VIF Real Estate	Capital appreciation.	3:50PM
Rydex VIF Retailing	Capital appreciation.	3:50PM
Rydex VIF Russell 2000 1.5x Strategy	Investment results that correlate to 150% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF Russell 2000 2x Strategy	Investment results that correlate to 200% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF S&P 500 2x Strategy	Investment results that correlate to 200% of the performance of the S&P 500 index on a daily basis.	3:50PM
Rydex VIF S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:55PM
Rydex VIF S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:55PM
Rydex VIF S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:55PM
Rydex VIF S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:55PM
Rydex VIF S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:55PM
Rydex VIF S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:55PM
Rydex VIF Strengthening Dollar 2x Strategy	Investment results that correlate to 200% of the performance of the U.S. Dollar Index on a daily basis.	3:55PM
Rydex VIF Technology	Capital appreciation.	3:50PM
Rydex VIF Telecommunications	Capital appreciation.	3:50PM
Rydex VIF Transportation	Capital appreciation.	3:50PM
Rydex VIF Utilities	Capital appreciation.	3:50PM
Rydex VIF Weakening Dollar 2X Strategy	Investment returns that inversely correlate to 200% of the performance of the U.S. Dollar on a daily basis.	3:55PM
INVESCO Variable Insurance Funds
Invesco V.I. Core Equity (Series I)	Long term growth of capital.
Invesco V.I. Diversified Dividend (Series I)	Reasonable current income and long-term growth of income and capital.
Invesco V.I. Global Health Care (Series I)	Long term growth of capital.
Invesco V.I. Global Real Estate (Series I)	Total return through growth of capital and current income.
Invesco V.I. High Yield (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.
Invesco V.I. Government Money Market (Series I)	Current income as is consistent with preservation of capital and daily liquidity.
Invesco V.I. Technology (Series I)	Long-term growth of capital.

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Fund Name	Objective	Early Cut Off *
Janus Aspen Series
Janus Aspen Balanced (Institutional)	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Enterprise (Institutional)	Long-term growth of capital.
Janus Aspen Forty (Institutional)	Long-term growth of capital.
Janus Aspen Global Research (Institutional)	Long term growth of capital in a manner consistent with the preservation of capital.
Janus Aspen Janus Fund (Institutional)	Long-term growth of capital.
Janus Aspen Overseas (Institutional)	Long-term growth of capital.
Janus Aspen Perkins Mid Cap Value (Institutional)	Capital appreciation.
Lazard Retirement Series, Inc.
Lazard Retirement Emerging Markets Equity	Long-term capital appreciation.
Lazard Retirement International Equity	Long-term capital appreciation.
Lazard Retirement U.S. Small-Mid Cap Equity	Long-term capital appreciation.
Lazard Retirement U.S. Strategic Equity	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth (Class I)	Capital appreciation.
ClearBridge Variable Dividend Strategy (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.
ClearBridge Variable Large Cap Growth (Class I)	Long-term growth of capital.
Western Asset Var Global High Yield Bond (Class I)	To maximize total return.
Lord Abbett Series Fund, Inc.
Lord Abbett Calibrated Dividend Growth (Class VC)	Current income and capital appreciation.
Lord Abbett Growth and Income (Class VC)	Long-term growth of capital and income without excessive fluctuations in market value.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Large Cap Value (Class I)	Long term growth of capital.
Neuberger Berman AMT Mid-Cap Growth (Class I)	Growth of capital.
Neuberger Berman AMT Mid-Cap Intrinsic Value (Class I)	Growth of capital.
Neuberger Berman AMT Short Duration Bond (Class I)	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman AMT Socially Responsive (Class I)	Long-term growth of capital.
Northern Lights Variable Trust
JNF SSGA Sector Rotation	Total return.
JNF SSGA Tactical Allocation	Total return.
PIMCO Variable Insurance Trust
PIMCO All Asset (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management.
PIMCO Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Long-Term U.S. Government (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

26

Fund Name	Objective	Early Cut Off *
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT (Class II)	Long-term growth of capital.
Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.
Pioneer Fund VCT (Class II)	Reasonable income and capital growth.
Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation).
Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.
Pioneer Strategic Income VCT (Class II)	A high level of current income.
Royce Capital Fund
Royce Micro-Cap (Investment Class)	Long-term growth of capital.
Royce Small-Cap (Investment Class)	Long-term growth of capital.
Third Avenue Variable Series Trust
Third Avenue Value	Long-term capital appreciation.
Van Eck VIP Trust
VanEck VIP Emerging Markets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Global Hard Assets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Unconstrained Emerging Markets Bond (Initial Class)	High total return-income plus capital appreciation.
Wells Fargo Advantage Variable Trust
Wells Fargo Advantage VT Discovery (Class 2)	Long term capital appreciation.
Wells Fargo Advantage VT Opportunity (Class 2)	Long-term capital appreciation.

* We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these Investment Portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other Investment Portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day.  This restriction applies only to transfers between sub-accounts involving an Investment Portfolio that imposes an early cut-off.  It does not apply to premium payments or surrenders.

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Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account C’s financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account C’s financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$7.734	$6.895	$5.172	$4.434	$4.510	$4.011	$2.692	$4.976	$3.779	$3.213
Ending AUV	$8.098	$7.734	$6.895	$5.172	$4.434	$4.510	$4.011	$2.692	$4.976	$3.779

Percentage change in AUV	4.71%	12.17%	33.31%	16.64%	-1.69%	12.44%	49.00%	-45.90%	31.68%	17.62%

Ending Number of AUs (000s)	866	964	1,064	1,151	1,279	1,473	1,612	1,785	2,026	2,301

Large Cap Growth Portfolio
Beginning AUV	$3.030	$2.769	$2.079	$1.919	$1.953	$1.746	$1.200	$2.260	$1.911	$1.843
Ending AUV	$3.039	$3.030	$2.769	$2.079	$1.919	$1.953	$1.746	$1.200	$2.260	$1.911

Percentage change in AUV	0.30%	9.43%	33.19%	8.34%	-1.74%	11.86%	45.50%	-46.90%	18.26%	3.69%

Ending Number of AUs (000s)	1,140	1,268	1,425	1,583	1,830	1,975	2,268	2,499	2,849	3,286

Mid Cap Growth Portfolio
Beginning AUV	$3.416	$3.207	$2.394	$2.090	$2.310	$1.962	$1.312	$3.195	$2.463	$2.268
Ending AUV	$3.316	$3.416	$3.207	$2.394	$2.090	$2.310	$1.962	$1.312	$3.195	$2.463

Percentage change in AUV	-2.93%	6.52%	33.96%	14.55%	-9.52%	17.74%	49.54%	-58.94%	29.72%	8.60%

Ending Number of AUs (000s)	511	577	644	705	795	918	1,077	1,241	1,431	1,520

AB VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income (inception date October 26, 2001)
Beginning AUV	$1.909	$1.768	$1.328	$1.146	$1.093	$0.980	$0.823	$1.405	$1.355	$1.172
Ending AUV	$1.915	$1.909	$1.768	$1.328	$1.146	$1.093	$0.980	$0.823	$1.405	$1.355

Percentage change in AUV	0.31%	7.98%	33.13%	15.88%	4.85%	11.53%	19.08%	-41.42%	3.69%	15.61%

Ending Number of AUs (000s)	120	151	226	243	206	181	302	300	349	187

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
Beginning AUV	$16.768	$15.479	$13.368	$12.126	$11.675	$10.605	$9.313	$11.855	$11.457	$10.599
Ending AUV	$16.110	$16.768	$15.479	$13.368	$12.126	$11.675	$10.605	$9.313	$11.855	$11.457

Percentage change in AUV	-3.92%	8.33%	15.79%	10.24%	3.86%	10.09%	13.87%	-21.44%	3.47%	8.10%

Ending Number of AUs (000s)	11	12	11	14	17	21	21	14	6	9

28

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Income & Growth Fund
Beginning AUV	$1.923	$1.733	$1.294	$1.144	$1.125	$0.999	$0.858	$1.331	$1.350	$1.169
Ending AUV	$1.790	$1.923	$1.733	$1.294	$1.144	$1.125	$0.999	$0.858	$1.331	$1.350

Percentage change in AUV	-6.92%	10.96%	33.93%	13.11%	1.69%	12.61%	16.43%	-35.54%	-1.41%	15.48%

Ending Number of AUs (000s)	369	402	452	452	528	604	623	671	1,056	1,324

VP Inflation Protection Fund (inception date May 1, 2004)
Beginning AUV	$13.404	$13.159	$14.581	$13.770	$12.496	$12.058	$11.092	$11.431	$10.587	$10.569
Ending AUV	$12.891	$13.404	$13.159	$14.581	$13.770	$12.496	$12.058	$11.092	$11.431	$10.587

Percentage change in AUV	-3.83%	1.86%	-9.75%	5.89%	10.20%	3.63%	8.71%	-2.97%	7.97%	0.17%

Ending Number of AUs (000s)	6	7	8	15	10	13	7	6	4	1

VP International Fund
Beginning AUV	$1.941	$2.083	$1.725	$1.444	$1.665	$1.490	$1.130	$2.077	$1.784	$1.447
Ending AUV	$1.928	$1.941	$2.083	$1.725	$1.444	$1.665	$1.490	$1.130	$2.077	$1.784

Percentage change in AUV	-0.67%	-6.82%	20.75%	19.46%	-13.27%	11.74%	31.86%	-45.59%	16.42%	23.29%

Ending Number of AUs (000s)	203	255	267	307	352	398	428	456	505	591

VP Large Company Value Fund (inception date May 1, 2007)
Beginning AUV	$12.381	$11.124	$8.589	$7.484	$7.505	$6.858	$5.794	$9.368	$10.037	N/A
Ending AUV	$11.733	$12.381	$11.124	$8.589	$7.484	$7.505	$6.858	$5.794	$9.368	N/A

Percentage change in AUV	-5.23%	11.30%	29.51%	14.76%	-0.28%	9.43%	18.36%	-38.15%	-6.67%	N/A

Ending Number of AUs (000s)	3	3	10	3	3	0	1	1	0	N/A

VP Ultra Fund (inception date May 1, 2007)
Beginning AUV	$16.576	$15.282	$11.306	$10.065	$10.099	$8.822	$6.653	$11.529	$10.019	N/A
Ending AUV	$17.371	$16.576	$15.282	$11.306	$10.065	$10.099	$8.822	$6.653	$11.529	N/A

Percentage change in AUV	4.80%	8.47%	35.17%	12.33%	-0.34%	14.48%	32.60%	-42.29%	15.07%	N/A

Ending Number of AUs (000s)	3	2	2	2	2	2	1	0	0	N/A

VP Value Fund
Beginning AUV	$3.498	$3.137	$2.415	$2.138	$2.146	$1.919	$1.623	$2.248	$2.404	$2.054
Ending AUV	$3.316	$3.498	$3.137	$2.415	$2.138	$2.146	$1.919	$1.623	$2.248	$2.404

Percentage change in AUV	-5.20%	11.51%	29.90%	12.96%	-0.37%	11.83%	18.24%	-27.80%	-6.49%	17.04%

Ending Number of AUs (000s)	569	632	687	816	921	1,081	1,209	1,313	1,634	1,935

29

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
COLUMBIA FUNDS VARIABLE SERIES TRUST
Seligman Global Technology Portfolio
Beginning AUV	$1.066	$0.864	$0.698	$0.662	$0.714	$0.629	$0.394	$0.670	$0.589	$0.508
Ending AUV	$1.155	$1.066	$0.864	$0.698	$0.662	$0.714	$0.629	$0.394	$0.670	$0.589

Percentage change in AUV	8.35%	23.38%	23.78%	5.44%	-7.28%	13.51%	59.64%	-41.19%	13.75%	15.94%

Ending Number of AUs (000s)	419	514	532	618	702	312	310	299	333	499

THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio (inception date May 1, 2005)
Beginning AUV	$21.546	$20.785	$14.979	$13.125	$13.236	$10.667	$8.652	$12.701	$12.966	$11.492
Ending AUV	$20.751	$21.546	$20.785	$14.979	$13.125	$13.236	$10.667	$8.652	$12.701	$12.966

Percentage change in AUV	-3.69%	3.66%	38.76%	14.13%	-0.84%	24.08%	23.29%	-31.88%	-2.04%	12.83%

Ending number of AUs (000s)	5	6	7	7	6	8	5	4	4	2

The Dreyfus Socially Responsible Growth Fund, Inc.
Beginning AUV	$3.267	$2.920	$2.204	$1.996	$2.006	$1.772	$1.344	$2.078	$1.955	$1.816
Ending AUV	$3.118	$3.267	$2.920	$2.204	$1.996	$2.006	$1.772	$1.344	$2.078	$1.955

Percentage change in AUV	-4.56%	11.88%	32.49%	10.42%	-0.50%	13.21%	31.85%	-35.32%	6.29%	7.65%

Ending Number of AUs (000s)	570	598	634	676	752	880	987	1,131	1,285	1,497

DREYFUS STOCK INDEX FUND
Beginning AUV	$4.023	$3.597	$2.763	$2.421	$2.410	$2.128	$1.708	$2.756	$2.655	$2.331
Ending AUV	$4.011	$4.023	$3.597	$2.763	$2.421	$2.410	$2.128	$1.708	$2.756	$2.655

Percentage change in AUV	-0.30%	11.84%	30.18%	14.13%	0.46%	13.25%	24.59%	-38.03%	3.80%	13.90%

Ending Number of AUs (000s)	3,128	3,472	3,841	4,159	4,594	5,158	5,556	6,145	6,963	8,026

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$1.449	$1.621	$1.336	$1.203	$1.496	$1.453	$1.125	$1.820	$1.772	$1.466
Ending AUV	$1.390	$1.449	$1.621	$1.336	$1.203	$1.496	$1.453	$1.125	$1.820	$1.772

Percentage change in AUV	-4.07%	-10.61%	21.33%	11.06%	-19.59%	2.96%	29.16%	-38.19%	2.71%	20.87%

Ending Number of AUs (000s)	281	300	340	429	495	658	666	720	855	1,063

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$2.854	$2.818	$2.671	$2.362	$2.277	$2.013	$1.336	$1.830	$1.795	$1.642
Ending AUV	$2.742	$2.854	$2.818	$2.671	$2.362	$2.277	$2.013	$1.336	$1.830	$1.795

Percentage change in AUV	-3.92%	1.28%	5.50%	13.08%	3.73%	13.11%	50.67%	-26.99%	1.95%	9.32%

Ending Number of AUs (000s)	164	171	186	219	214	284	318	406	548	696

30

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FEDERATED INSURANCE SERIES: (continued)
Kaufmann Fund II (inception date November 1, 2006)
Beginning AUV	$15.497	$14.361	$10.426	$9.037	$10.593	$9.123	$7.166	$12.511	$10.518	$9.935
Ending AUV	$16.222	$15.497	$14.361	$10.426	$9.037	$10.593	$9.123	$7.166	$12.511	$10.518

Percentage change in AUV	4.68%	7.91%	37.74%	15.37%	-14.69%	16.11%	27.31%	-42.72%	18.95%	5.87%

Ending Number of AUs (000s)	7	8	9	11	11	12	13	8	3	0

Managed Volatility Fund II
Beginning AUV	$2.458	$2.398	$1.998	$1.784	$1.727	$1.563	$1.235	$1.573	$1.534	$1.345
Ending AUV	$2.240	$2.458	$2.398	$1.998	$1.784	$1.727	$1.563	$1.235	$1.573	$1.534

Percentage change in AUV	-8.87%	2.50%	20.02%	12.00%	3.30%	10.49%	26.56%	-21.49%	2.54%	14.05%

Ending Number of AUs (000s)	199	205	225	179	221	280	380	328	432	522

GUGGENHEIM VARIABLE TRUST:
CLS AdvisorOne Global Diversified Equity Fund (inception date May 1, 2005)
Beginning AUV	$15.609	$15.298	$12.569	$11.210	$12.263	$10.801	$7.857	$14.002	$12.481	$11.267
Ending AUV	$14.454	$15.609	$15.298	$12.569	$11.210	$12.263	$10.801	$7.857	$14.002	$12.481

Percentage change in AUV	-7.40%	2.03%	21.71%	12.12%	-8.59%	13.54%	37.47%	-43.89%	12.19%	10.77%

Ending Number of AUs (000s)	18	20	60	61	76	82	87	86	82	76

CLS AdvisorOne Growth and Income Fund (inception date May 1, 2005)
Beginning AUV	$12.592	$12.544	$11.547	$10.570	$10.748	$9.821	$8.125	$11.783	$11.250	$10.527
Ending AUV	$11.901	$12.592	$12.544	$11.547	$10.570	$10.748	$9.821	$8.125	$11.783	$11.250

Percentage change in AUV	-5.49%	0.38%	8.63%	9.24%	-1.66%	9.44%	20.87%	-31.04%	4.74%	6.87%

Ending Number of AUs (000s)	13	15	42	32	38	34	40	40	41	38

GUGGENHEIM VARIABLE TRUST: (continued)
Long Short Equity Fund (inception date May 1, 2003)
Beginning AUV	$1.823	$1.798	$1.552	$1.508	$1.636	$1.492	$1.189	$2.034	$1.681	$1.530
Ending AUV	$1.820	$1.823	$1.798	$1.552	$1.508	$1.636	$1.492	$1.189	$2.034	$1.681

Percentage change in AUV	-0.16%	1.39%	15.85%	2.92%	-7.82%	9.65%	25.48%	-41.54%	21.00%	9.87%

Ending Number of AUs (000s)	15	13	14	17	16	22	22	26	18	11

Multi-Hedge Strategies Fund (inception date February 3, 2006)
Beginning AUV	$8.973	$8.694	$8.674	$8.605	$8.441	$8.061	$8.453	$10.547	$10.301	$9.996
Ending AUV	$9.012	$8.973	$8.694	$8.674	$8.605	$8.441	$8.061	$8.453	$10.547	$10.301

Percentage change in AUV	0.43%	3.21%	0.23%	0.80%	1.94%	4.71%	-4.64%	-19.85%	2.39%	3.05%

Ending Number of AUs (000s)	0	0	1	1	1	0	0	0	0	10

31

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Banking Fund (inception date May 1, 2004)
Beginning AUV	$6.578	$6.451	$5.064	$4.134	$5.391	$4.836	$5.079	$8.755	$12.177	$11.100
Ending AUV	$6.172	$6.578	$6.451	$5.064	$4.134	$5.391	$4.836	$5.079	$8.755	$12.177

Percentage change in AUV	-6.17%	1.97%	27.39%	22.50%	-23.32%	11.48%	-4.78%	-41.99%	-28.10%	9.70%

Ending Number of AUs (000s)	0	1	2	3	2	6	2	10	1	1

Rydex Basic Materials Fund (inception date May 1, 2004)
Beginning AUV	$18.117	$18.712	$18.742	$17.167	$20.839	$16.682	$10.882	$20.213	$15.302	$12.688
Ending AUV	$14.775	$18.117	$18.712	$18.742	$17.167	$20.839	$16.682	$10.882	$20.213	$15.302

Percentage change in AUV	-18.45%	-3.18%	-0.16%	9.17%	-17.62%	24.92%	53.30%	-46.16%	32.09%	20.60%

Ending Number of AUs (000s)	1	2	2	2	2	5	7	11	13	7

Rydex Biotechnology Fund (inception date May 1, 2004)
Beginning AUV	$31.942	$24.411	$16.054	$11.973	$10.979	$10.057	$8.618	$9.907	$9.624	$10.095
Ending AUV	$34.167	$31.942	$24.411	$16.054	$11.973	$10.979	$10.057	$8.618	$9.907	$9.624

Percentage change in AUV	6.97%	30.85%	52.06%	34.09%	9.05%	9.17%	16.70%	-13.01%	2.94%	-4.67%

Ending Number of AUs (000s)	18	26	27	28	12	8	8	13	6	6

Rydex Commodities Strategy Fund (inception date October 21, 2005)
Beginning AUV	$3.301	$5.072	$5.314	$5.467	$5.938	$5.574	$5.067	$10.081	$7.803	$9.635
Ending AUV	$2.155	$3.301	$5.072	$5.314	$5.467	$5.938	$5.574	$5.067	$10.081	$7.803

Percentage change in AUV	-34.72%	-34.92%	-4.55%	-2.80%	-7.93%	6.53%	10.01%	-49.74%	29.19%	-19.01%

Ending Number of AUs (000s)	5	8	8	10	13	8	8	7	7	1

Rydex Consumer Products Fund (inception date May 1, 2004)
Beginning AUV	$22.532	$20.288	$16.042	$14.919	$13.299	$11.499	$9.790	$12.959	$11.832	$10.218
Ending AUV	$23.601	$22.532	$20.288	$16.042	$14.919	$13.299	$11.499	$9.790	$12.959	$11.832

Percentage change in AUV	4.74%	11.06%	26.47%	7.53%	12.18%	15.65%	17.46%	-24.45%	9.53%	15.80%

Ending Number of AUs (000s)	1	1	1	1	4	2	2	1	1	1

Rydex Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV	$20.658	$17.935	$11.179	$9.678	$8.996	$7.323	$5.426	$14.373	$13.478	$10.470
Ending AUV	$19.511	$20.658	$17.935	$11.179	$9.678	$8.996	$7.323	$5.426	$14.373	$13.478

Percentage change in AUV	-5.55%	15.18%	60.43%	15.51%	7.58%	22.85%	34.96%	-62.25%	6.64%	28.73%

Ending Number of AUs (000s)	5	6	9	7	6	9	7	7	6	5

32

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Electronics Fund (inception date May 1, 2004)
Beginning AUV	$10.873	$8.911	$6.691	$6.715	$8.154	$7.548	$4.454	$9.055	$9.418	$9.319
Ending AUV	$10.947	$10.873	$8.911	$6.691	$6.715	$8.154	$7.548	$4.454	$9.055	$9.418

Percentage change in AUV	0.68%	22.02%	33.18%	-0.36%	-17.65%	8.03%	69.47%	-50.81%	-3.85%	1.06%

Ending Number of AUs (000s)	6	6	0	0	2	0	4	0	0	0

Rydex Energy Fund (inception date May 1, 2004)
Beginning AUV	$18.721	$23.330	$19.162	$18.978	$20.440	$17.411	$12.748	$23.958	$18.239	$16.525
Ending AUV	$12.881	$18.721	$23.330	$19.162	$18.978	$20.440	$17.411	$12.748	$23.958	$18.239

Percentage change in AUV	-31.19%	-19.76%	21.75%	0.97%	-7.15%	17.40%	36.58%	-46.79%	31.36%	10.37%

Ending Number of AUs (000s)	15	17	18	18	23	25	26	31	24	28

Rydex Energy Services Fund (inception date May 1, 2004)
Beginning AUV	$16.403	$23.542	$19.270	$19.465	$21.761	$17.507	$10.931	$26.148	$19.343	$17.674
Ending AUV	$11.047	$16.403	$23.542	$19.270	$19.465	$21.761	$17.507	$10.931	$26.148	$19.343

Percentage change in AUV	-32.65%	-30.32%	22.17%	-1.00%	-10.55%	24.30%	60.16%	-58.20%	35.18%	9.44%

Ending Number of AUs (000s)	9	10	12	13	15	16	22	30	33	20

Rydex Europe 1.25X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$9.965	$11.549	$9.453	$7.880	$9.416	$10.702	$8.000	$17.976	$16.124	$12.625
Ending AUV	$9.121	$9.965	$11.549	$9.453	$7.880	$9.416	$10.702	$8.000	$17.976	$16.124

Percentage change in AUV	-8.47%	-13.72%	22.17%	19.96%	-16.31%	-12.02%	33.78%	-55.50%	11.49%	27.71%

Ending Number of AUs (000s)	1	1	0	0	1	4	3	1	3	2

Rydex Financial Services Fund (inception date May 1, 2004)
Beginning AUV	$10.412	$9.379	$7.457	$6.164	$7.347	$6.515	$5.520	$10.776	$13.460	$11.692
Ending AUV	$9.858	$10.412	$9.379	$7.457	$6.164	$7.347	$6.515	$5.520	$10.776	$13.460

Percentage change in AUV	-5.32%	11.01%	25.77%	20.98%	-16.10%	12.77%	18.03%	-48.78%	-19.94%	15.12%

Ending Number of AUs (000s)	6	9	10	10	8	8	10	6	0	2

Rydex Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$1.804	$1.358	$1.685	$1.659	$1.189	$1.094	$1.621	$1.135	$1.049	$1.098
Ending AUV	$1.689	$1.804	$1.358	$1.685	$1.659	$1.189	$1.094	$1.621	$1.135	$1.049

Percentage change in AUV	-6.37%	32.84%	-19.41%	1.57%	39.53%	8.68%	-32.51%	42.82%	8.20%	-4.46%

Ending Number of AUs (000s)	56	34	14	35	154	70	50	115	57	54

33

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Health Care Fund (inception date May 1, 2004)
Beginning AUV	$23.372	$19.019	$13.600	$11.772	$11.403	$10.831	$8.812	$11.893	$11.376	$10.975
Ending AUV	$24.091	$23.372	$19.019	$13.600	$11.772	$11.403	$10.831	$8.812	$11.893	$11.376

Percentage change in AUV	3.08%	22.89%	39.85%	15.53%	3.24%	5.28%	22.91%	-25.91%	4.54%	3.65%

Ending Number of AUs (000s)	3	3	3	4	3	7	7	8	46	31

Rydex Internet Fund (inception date May 1, 2004)
Beginning AUV	$20.785	$20.673	$13.863	$11.782	$13.566	$11.391	$6.965	$12.813	$11.772	$10.882
Ending AUV	$22.209	$20.785	$20.673	$13.863	$11.782	$13.566	$11.391	$6.965	$12.813	$11.772

Percentage change in AUV	6.85%	0.54%	49.12%	17.66%	-13.15%	19.09%	63.55%	-45.64%	8.84%	8.18%

Ending Number of AUs (000s)	0	1	0	0	1	2	2	0	0	1

Rydex Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV	$0.844	$1.094	$1.977	$2.586	$3.596	$5.231	$9.585	$6.043	$6.734	$8.729
Ending AUV	$0.765	$0.844	$1.094	$1.977	$2.586	$3.596	$5.231	$9.585	$6.043	$6.734

Percentage change in AUV	-9.36%	-22.85%	-44.66%	-23.55%	-28.09%	-31.26%	-45.43%	58.61%	-10.26%	-22.85%

Ending Number of AUs (000s)	32	32	55	26	24	20	23	28	1	0

Rydex Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
Beginning AUV	$0.302	$0.408	$0.359	$0.388	$0.566	$0.658	$0.559	$0.813	$0.863	$0.810
Ending AUV	$0.294	$0.302	$0.408	$0.359	$0.388	$0.566	$0.658	$0.559	$0.813	$0.863

Percentage change in AUV	-2.65%	-25.98%	13.65%	-7.47%	-31.45%	-13.98%	17.71%	-31.24%	-5.79%	6.54%

Ending Number of AUs (000s)	3	21	48	27	28	32	108	76	47	30

Rydex Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
Beginning AUV	$2.072	$2.376	$3.327	$4.133	$4.522	$6.139	$9.619	$7.257	$7.509	$7.917
Ending AUV	$2.020	$2.072	$2.376	$3.327	$4.133	$4.522	$6.139	$9.619	$7.257	$7.509

Percentage change in AUV	-2.51%	-12.79%	-28.58%	-19.50%	-8.60%	-26.34%	-36.18%	32.55%	-3.36%	-5.15%

Ending Number of AUs (000s)	1	1	1	1	1	1	1	1	0	0

Rydex Inverse NASDAQ-100® Strategy Fund (inception date May 1, 2004)
Beginning AUV	$1.961	$2.444	$3.493	$4.354	$4.910	$6.324	$10.704	$7.334	$8.383	$8.622
Ending AUV	$1.685	$1.961	$2.444	$3.493	$4.354	$4.910	$6.324	$10.704	$7.334	$8.383

Percentage change in AUV	-14.07%	-19.76%	-30.03%	-19.77%	-11.32%	-22.36%	-40.92%	45.95%	-12.51%	-2.77%

Ending Number of AUs (000s)	14	13	12	12	12	13	10	15	3	4

34

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Inverse Russell 2000® Strategy Fund (inception date July 15, 2004)
Beginning AUV	$1.910	$2.124	$3.116	$3.861	$4.238	$5.937	$8.968	$7.294	$7.020	$8.086
Ending AUV	$1.885	$1.910	$2.124	$3.116	$3.861	$4.238	$5.937	$8.968	$7.294	$7.020

Percentage change in AUV	-1.31%	-10.08%	-31.84%	-19.30%	-8.90%	-28.62%	-33.80%	22.95%	3.90%	-13.18%

Ending Number of AUs (000s)	0	0	0	0	4	0	0	2	4	9

Rydex Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
Beginning AUV	$0.227	$0.269	$0.372	$0.454	$0.506	$0.618	$0.865	$0.630	$0.634	$0.695
Ending AUV	$0.214	$0.227	$0.269	$0.372	$0.454	$0.506	$0.618	$0.865	$0.630	$0.634

Percentage change in AUV	-5.73%	-15.61%	-27.69%	-18.06%	-10.28%	-18.12%	-28.55%	37.30%	-0.63%	-8.78%

Ending Number of AUs (000s)	65	35	86	46	119	49	100	45	25	23

Rydex Japan 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$10.883	$13.047	$8.481	$7.162	$10.221	$8.957	$7.344	$11.113	$12.696	$12.246
Ending AUV	$12.019	$10.883	$13.047	$8.481	$7.162	$10.221	$8.957	$7.344	$11.113	$12.696

Percentage change in AUV	10.44%	-16.59%	53.84%	18.42%	-29.93%	14.11%	21.96%	-33.92%	-12.47%	3.67%

Ending Number of AUs (000s)	3	2	6	1	1	1	1	0	3	4

Rydex Leisure Fund (inception date May 1, 2004)
Beginning AUV	$19.764	$18.647	$13.278	$11.100	$10.987	$8.548	$6.340	$12.630	$13.143	$10.794
Ending AUV	$19.548	$19.764	$18.647	$13.278	$11.100	$10.987	$8.548	$6.340	$12.630	$13.143

Percentage change in AUV	-1.09%	5.99%	40.44%	19.62%	1.03%	28.53%	34.83%	-49.80%	-3.90%	21.76%

Ending Number of AUs (000s)	0	0	0	0	0	1	0	4	0	1

Rydex Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$3.706	$3.358	$2.266	$1.849	$2.029	$1.496	$0.995	$2.235	$2.188	$2.009
Ending AUV	$3.453	$3.706	$3.358	$2.266	$1.849	$2.029	$1.496	$0.995	$2.235	$2.188

Percentage change in AUV	-6.83%	10.36%	48.19%	22.55%	-8.87%	35.63%	50.35%	-55.48%	2.15%	8.91%

Ending Number of AUs (000s)	46	52	39	40	50	65	59	91	62	40

Rydex NASDAQ-100® Fund
Beginning AUV	$30.432	$26.277	$19.794	$17.192	$17.064	$14.604	$9.744	$17.012	$14.643	$14.039
Ending AUV	$32.482	$30.432	$26.277	$19.794	$17.192	$17.064	$14.604	$9.744	$17.012	$14.643

Percentage change in AUV	6.74%	15.81%	32.75%	15.13%	0.75%	16.84%	49.88%	-42.72%	16.18%	4.30%

Ending Number of AUs (000s)	29	30	35	43	44	53	52	58	66	84

35

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex NASDAQ-100® 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$36.765	$27.299	$15.361	$11.615	$11.859	$8.784	$4.090	$15.138	$11.975	$11.581
Ending AUV	$41.557	$36.765	$27.299	$15.361	$11.615	$11.859	$8.784	$4.090	$15.138	$11.975

Percentage change in AUV	13.03%	34.68%	77.72%	32.25%	-2.06%	35.01%	114.77%	-72.98%	26.41%	3.40%

Ending Number of AUs (000s)	14	15	9	14	6	11	7	8	13	5

Rydex Nova Fund
Beginning AUV	$19.312	$16.515	$11.241	$9.325	$9.568	$8.088	$6.053	$13.485	$13.523	$11.498
Ending AUV	$18.907	$19.312	$16.515	$11.241	$9.325	$9.568	$8.088	$6.053	$13.485	$13.523

Percentage change in AUV	-2.10%	16.94%	46.92%	20.55%	-2.54%	18.30%	33.62%	-55.11%	-0.28%	17.61%

Ending Number of AUs (000s)	1	2	6	6	15	10	11	11	11	19

Rydex Precious Metals Fund (inception date May 1, 2004)
Beginning AUV	$7.169	$8.796	$16.550	$17.501	$23.401	$17.186	$11.678	$19.279	$16.354	$13.658
Ending AUV	$4.922	$7.169	$8.796	$16.550	$17.501	$23.401	$17.186	$11.678	$19.279	$16.354

Percentage change in AUV	-31.34%	-18.50%	-46.85%	-5.43%	-25.21%	36.16%	47.17%	-39.43%	17.89%	19.74%

Ending Number of AUs (000s)	15	21	22	21	24	23	22	21	14	14

Rydex Real Estate Fund (inception date May 1, 2004)
Beginning AUV	$18.298	$15.334	$14.961	$12.821	$12.713	$10.325	$8.359	$14.526	$18.215	$14.129
Ending AUV	$17.588	$18.298	$15.334	$14.961	$12.821	$12.713	$10.325	$8.359	$14.526	$18.215

Percentage change in AUV	-3.88%	19.33%	2.49%	16.69%	0.85%	23.13%	23.52%	-42.45%	-20.25%	28.92%

Ending Number of AUs (000s)	1	2	2	3	3	9	8	10	11	18

Rydex Retailing Fund (inception date May 1, 2004)
Beginning AUV	$20.655	$19.277	$14.396	$12.503	$12.041	$9.757	$6.861	$10.377	$12.041	$11.093
Ending AUV	$20.097	$20.655	$19.277	$14.396	$12.503	$12.041	$9.757	$6.861	$10.377	$12.041

Percentage change in AUV	-2.70%	7.15%	33.91%	15.14%	3.84%	23.41%	42.21%	-33.88%	-13.82%	8.55%

Ending Number of AUs (000s)	0	0	0	0	0	0	1	1	0	0

Rydex Russell 2000® 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$3.150	$3.064	$1.959	$1.627	$1.879	$1.382	$1.052	$2.193	$2.385	$2.001
Ending AUV	$2.825	$3.150	$3.064	$1.959	$1.627	$1.879	$1.382	$1.052	$2.193	$2.385

Percentage change in AUV	-10.32%	2.81%	56.41%	20.41%	-13.41%	35.96%	31.37%	-52.03%	-8.05%	19.19%

Ending Number of AUs (000s)	37	37	32	27	31	25	37	32	38	62

36

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Russell 2000® 2X Strategy Fund (inception date November 1, 2006)
Beginning AUV	$11.229	$10.827	$5.912	$4.641	$5.838	$3.992	$2.981	$8.942	$10.374	$9.620
Ending AUV	$9.617	$11.229	$10.827	$5.912	$4.641	$5.838	$3.992	$2.981	$8.942	$10.374

Percentage change in AUV	-14.36%	3.71%	83.14%	27.39%	-20.50%	46.24%	33.91%	-66.66%	-13.80%	7.84%

Ending Number of AUs (000s)	4	5	16	11	7	17	3	1	0	0

Rydex S&P 500 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$19.867	$16.163	$9.715	$7.615	$8.039	$6.498	$4.502	$14.261	$14.375	$11.784
Ending AUV	$19.266	$19.867	$16.163	$9.715	$7.615	$8.039	$6.498	$4.502	$14.261	$14.375

Percentage change in AUV	-3.03%	22.92%	66.37%	27.58%	-5.27%	23.71%	44.34%	-68.43%	-0.79%	21.99%

Ending Number of AUs (000s)	9	10	12	9	14	5	10	11	7	4

Rydex S&P 500 Pure Growth (inception date July 15, 2004)
Beginning AUV	$20.240	$18.258	$13.102	$11.727	$12.022	$9.751	$6.716	$11.319	$10.942	$10.527
Ending AUV	$20.174	$20.240	$18.258	$13.102	$11.727	$12.022	$9.751	$6.716	$11.319	$10.942

Percentage change in AUV	-0.33%	10.86%	39.35%	11.73%	-2.45%	23.29%	45.19%	-40.67%	3.45%	3.94%

Ending Number of AUs (000s)	12	8	7	5	7	4	12	1	2	2

Rydex S&P 500 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$20.071	$18.346	$12.807	$10.627	$11.129	$9.380	$6.289	$12.422	$13.313	$11.473
Ending AUV	$17.935	$20.071	$18.346	$12.807	$10.627	$11.129	$9.380	$6.289	$12.422	$13.313

Percentage change in AUV	-10.64%	9.40%	43.25%	20.51%	-4.51%	18.65%	49.15%	-49.37%	-6.69%	16.04%

Ending Number of AUs (000s)	11	12	14	18	15	11	12	10	6	12

Rydex S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	$24.210	$24.938	$18.866	$16.487	$16.829	$12.873	$8.324	$13.221	$12.364	$12.157
Ending AUV	$24.188	$24.210	$24.938	$18.866	$16.487	$16.829	$12.873	$8.324	$13.221	$12.364

Percentage change in AUV	-0.09%	-2.92%	32.18%	14.43%	-2.03%	30.73%	54.65%	-37.04%	6.93%	1.70%

Ending Number of AUs (000s)	4	4	4	3	4	14	7	3	13	3

Rydex S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$19.651	$18.673	$13.944	$12.088	$13.202	$11.144	$7.279	$13.097	$13.959	$12.091
Ending AUV	$17.079	$19.651	$18.673	$13.944	$12.088	$13.202	$11.144	$7.279	$13.097	$13.959

Percentage change in AUV	-13.09%	5.24%	33.91%	15.35%	-8.44%	18.47%	53.10%	-44.42%	-6.18%	15.45%

Ending Number of AUs (000s)	2	2	4	4	2	3	11	12	5	4

37

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	$20.448	$20.736	$14.882	$13.645	$13.367	$10.810	$8.183	$12.635	$12.828	$12.075
Ending AUV	$20.088	$20.448	$20.736	$14.882	$13.645	$13.367	$10.810	$8.183	$12.635	$12.828

Percentage change in AUV	-1.76%	-1.39%	39.34%	9.07%	2.08%	23.65%	32.10%	-35.24%	-1.50%	6.24%

Ending Number of AUs (000s)	2	2	2	2	3	6	5	1	1	1

Rydex S&P SmallCap 600 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$17.790	$17.807	$12.643	$10.652	$11.928	$9.669	$6.043	$10.846	$13.812	$11.750
Ending AUV	$15.167	$17.790	$17.807	$12.643	$10.652	$11.928	$9.669	$6.043	$10.846	$13.812

Percentage change in AUV	-14.74%	-0.10%	40.84%	18.69%	-10.70%	23.36%	60.00%	-44.28%	-21.47%	17.55%

Ending Number of AUs (000s)	2	2	3	4	3	6	9	6	3	4

Rydex Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$6.597	$5.442	$5.688	$6.155	$6.520	$6.924	$8.343	$8.015	$9.122	$10.350
Ending AUV	$7.374	$6.597	$5.442	$5.688	$6.155	$6.520	$6.924	$8.343	$8.015	$9.122

Percentage change in AUV	11.78%	21.22%	-4.32%	-7.59%	-5.60%	-5.83%	-17.01%	4.09%	-12.14%	-11.86%

Ending Number of AUs (000s)	2	1	1	0	2	0	0	1	0	0

Rydex Technology Fund (inception date May 1, 2004)
Beginning AUV	$15.833	$14.563	$10.908	$9.878	$11.032	$9.986	$6.508	$12.091	$11.109	$10.639
Ending AUV	$15.787	$15.833	$14.563	$10.908	$9.878	$11.032	$9.986	$6.508	$12.091	$11.109

Percentage change in AUV	-0.29%	8.72%	33.51%	10.43%	-10.46%	10.47%	53.44%	-46.17%	8.84%	4.42%

Ending Number of AUs (000s)	1	2	2	1	2	8	8	7	7	21

Rydex Telecommunications Fund (inception date May 1, 2004)
Beginning AUV	$10.833	$10.706	$9.243	$8.939	$10.590	$9.379	$7.391	$13.712	$12.732	$10.803
Ending AUV	$9.964	$10.833	$10.706	$9.243	$8.939	$10.590	$9.379	$7.391	$13.712	$12.732

Percentage change in AUV	-8.02%	1.19%	15.83%	3.40%	-15.59%	12.91%	26.90%	-46.10%	7.70%	17.86%

Ending Number of AUs (000s)	1	1	1	1	1	1	5	6	7	7

Rydex Transportation Fund (inception date May 1, 2004)
Beginning AUV	$24.437	$20.180	$13.585	$11.717	$13.369	$10.921	$9.435	$12.802	$14.229	$13.437
Ending AUV	$20.703	$24.437	$20.180	$13.585	$11.717	$13.369	$10.921	$9.435	$12.802	$14.229

Percentage change in AUV	-15.28%	21.10%	48.55%	15.94%	-12.36%	22.42%	15.75%	-26.30%	-10.03%	5.89%

Ending Number of AUs (000s)	0	1	3	0	0	1	0	1	0	1

38

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Utilities Fund (inception date May 1, 2004)
Beginning AUV	$21.276	$17.557	$15.669	$15.716	$13.705	$13.003	$11.588	$16.687	$14.994	$12.570
Ending AUV	$19.436	$21.276	$17.557	$15.669	$15.716	$13.705	$13.003	$11.588	$16.687	$14.994

Percentage change in AUV	-8.65%	21.18%	12.05%	-0.30%	14.67%	5.40%	12.21%	-30.56%	11.29%	19.28%

Ending Number of AUs (000s)	3	3	3	3	8	3	4	7	11	10

Rydex Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$7.636	$9.917	$10.348	$10.414	$10.964	$11.779	$11.205	$12.948	$11.117	$9.659
Ending AUV	$6.263	$7.636	$9.917	$10.348	$10.414	$10.964	$11.779	$11.205	$12.948	$11.117

Percentage change in AUV	-17.98%	-23.00%	-4.17%	-0.63%	-5.02%	-6.92%	5.12%	-13.46%	16.47%	15.09%

Ending Number of AUs (000s)	2	2	2	2	2	2	4	5	2	1

INVESCO VARIABLE INSURANCE FUNDS:
Core Equity Fund (inception date April 28, 2006)
Beginning AUV	$16.396	$15.374	$12.063	$10.742	$10.901	$10.090	$7.975	$11.578	$10.861	$10.043
Ending AUV	$15.235	$16.396	$15.374	$12.063	$10.742	$10.901	$10.090	$7.975	$11.578	$10.861

Percentage change in AUV	-7.08%	6.65%	27.45%	12.30%	-1.46%	8.04%	26.52%	-31.12%	6.60%	8.14%

Ending Number of AUs (000s)	24	30	37	44	50	58	68	68	64	58

Diversified Dividend Fund (inception date May 1, 2011)
Beginning AUV	$15.379	$13.823	$10.697	$9.138	$9.993	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.479	$15.379	$13.823	$10.697	$9.138	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	0.65%	11.26%	29.22%	17.06%	-8.56%	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	10	9	8	7	13	N/A	N/A	N/A	N/A	N/A

Global Health Care Fund (inception date May 1, 2001)
Beginning AUV	$2.285	$1.937	$1.397	$1.172	$1.144	$1.101	$0.875	$1.243	$1.127	$1.086
Ending AUV	$2.325	$2.285	$1.937	$1.397	$1.172	$1.144	$1.101	$0.875	$1.243	$1.127

Percentage change in AUV	1.75%	17.97%	38.65%	19.20%	2.45%	3.91%	25.83%	-29.61%	10.29%	3.78%

Ending Number of AUs (000s)	93	108	149	145	162	131	135	171	171	234

Global Real Estate Fund (inception date May 1, 2001)
Beginning AUV	$3.155	$2.791	$2.756	$2.182	$2.366	$2.042	$1.574	$2.885	$3.097	$2.202
Ending AUV	$3.065	$3.155	$2.791	$2.756	$2.182	$2.366	$2.042	$1.574	$2.885	$3.097

Percentage change in AUV	-2.85%	13.04%	1.27%	26.31%	-7.78%	15.87%	29.73%	-45.44%	-6.85%	40.64%

Ending Number of AUs (000s)	110	117	131	145	179	203	244	283	402	612

39

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Government Money Market Fund (inception date May 1, 2012)
Beginning AUV	$9.639	$9.774	$9.908	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.506	$9.639	$9.774	$9.908	N/A	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-1.38%	-1.38%	-1.35%	-0.92%	N/A	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	354	374	445	481	N/A	N/A	N/A	N/A	N/A	N/A
High Yield Fund (inception date May 1, 2004)
Beginning AUV	$17.899	$17.843	$16.910	$14.636	$14.700	$13.126	$8.711	$11.890	$11.911	$10.907
Ending AUV	$17.091	$17.899	$17.843	$16.910	$14.636	$14.700	$13.126	$8.711	$11.890	$11.911

Percentage change in AUV	-4.51%	0.31%	5.52%	15.54%	-0.44%	11.99%	50.68%	-26.74%	-0.18%	9.21%

Ending Number of AUs (000s)	13	13	20	23	28	21	29	25	25	43

Mid Cap Core Equity Fund (inception date May 1, 2003)
Beginning AUV	$2.291	$2.230	$1.761	$1.614	$1.751	$1.560	$1.219	$1.733	$1.608	$1.469
Ending AUV	$2.163	$2.291	$2.230	$1.761	$1.614	$1.751	$1.560	$1.219	$1.733	$1.608

Percentage change in AUV	-5.59%	2.74%	26.63%	9.11%	-7.82%	12.24%	27.97%	-29.66%	7.77%	9.46%

Ending Number of AUs (000s)	48	57	60	58	67	68	74	68	63	90

Technology Fund (inception date May 1, 2001)
Beginning AUV	$0.922	$0.842	$0.682	$0.622	$0.664	$0.555	$0.358	$0.654	$0.615	$0.565
Ending AUV	$0.971	$0.922	$0.842	$0.682	$0.622	$0.664	$0.555	$0.358	$0.654	$0.615

Percentage change in AUV	5.31%	9.50%	23.46%	9.65%	-6.33%	19.64%	55.03%	-45.26%	6.34%	8.85%

Ending Number of AUs (000s)	93	108	130	132	112	113	115	107	110	153

JANUS ASPEN SERIES:
Balanced Portfolio (inception date May 1, 2007)
Beginning AUV	$16.287	$15.222	$12.847	$11.467	$11.441	$10.705	$8.623	$10.391	$9.993	N/A
Ending AUV	$16.161	$16.287	$15.222	$12.847	$11.467	$11.441	$10.705	$8.623	$10.391	N/A

Percentage change in AUV	-0.77%	7.00%	18.49%	12.03%	0.23%	6.88%	24.14%	-17.01%	3.98%	N/A

Ending Number of AUs (000s)	39	48	48	46	46	46	39	33	11	N/A

Enterprise Portfolio
Beginning AUV	$4.768	$4.297	$3.292	$2.846	$2.928	$2.359	$1.652	$2.977	$2.474	$2.208
Ending AUV	$4.891	$4.768	$4.297	$3.292	$2.846	$2.928	$2.359	$1.652	$2.977	$2.474

Percentage change in AUV	2.58%	10.96%	30.53%	15.67%	-2.80%	24.12%	42.80%	-44.51%	20.33%	12.05%

Ending Number of AUs (000s)	1,536	1,688	1,842	2,040	2,261	2,530	2,812	3,036	3,334	3,844

40

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JANUS ASPEN SERIES: (continued)
Forty Portfolio (inception date May 1, 2007)
Beginning AUV	$16.572	$15.456	$11.944	$9.756	$10.603	$10.073	$6.981	$12.676	$10.000	N/A
Ending AUV	$18.339	$16.572	$15.456	$11.944	$9.756	$10.603	$10.073	$6.981	$12.676	N/A

Percentage change in AUV	10.66%	7.22%	29.40%	22.43%	-7.99%	5.26%	44.29%	-44.93%	26.76%	N/A

Ending Number of AUs (000s)	17	12	13	15	15	14	17	17	14	N/A

Global Research Portfolio
Beginning AUV	$3.398	$3.207	$2.532	$2.139	$2.514	$2.201	$1.621	$2.971	$2.749	$2.358
Ending AUV	$3.274	$3.398	$3.207	$2.532	$2.139	$2.514	$2.201	$1.621	$2.971	$2.749

Percentage change in AUV	-3.65%	5.96%	26.66%	18.37%	-14.92%	14.22%	35.78%	-45.44%	8.08%	16.58%

Ending Number of AUs (000s)	2,181	2,394	2,603	2,856	3,244	3,557	3,878	4,124	4,629	5,388

Janus Portfolio
Beginning AUV	$3.440	$3.088	$2.402	$2.055	$2.200	$1.948	$1.449	$2.438	$2.148	$1.956
Ending AUV	$3.574	$3.440	$3.088	$2.402	$2.055	$2.200	$1.948	$1.449	$2.438	$2.148

Percentage change in AUV	3.90%	11.40%	28.56%	16.89%	-6.59%	12.94%	34.44%	-40.57%	13.50%	9.82%

Ending Number of AUs (000s)	2,502	2,743	2,954	3,186	3,478	3,823	4,244	4,508	4,810	5,465

Overseas Portfolio (inception date March 21, 2003)
Beginning AUV	$3.076	$3.540	$3.133	$2.800	$4.187	$3.388	$1.914	$4.053	$3.203	$2.209
Ending AUV	$2.772	$3.076	$3.540	$3.133	$2.800	$4.187	$3.388	$1.914	$4.053	$3.203

Percentage change in AUV	-9.88%	-13.11%	12.99%	11.89%	-33.13%	23.58%	77.01%	-52.78%	26.54%	45.00%

Ending Number of AUs (000s)	148	175	203	270	382	501	519	550	603	563

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
Beginning AUV	$14.882	$13.876	$11.159	$10.183	$10.607	$9.300	$7.054	$9.905	$10.005	N/A
Ending AUV	$14.167	$14.882	$13.876	$11.159	$10.183	$10.607	$9.300	$7.054	$9.905	N/A

Percentage change in AUV	-4.80%	7.25%	24.35%	9.58%	-4.00%	14.05%	31.84%	-28.78%	-1.00%	N/A

Ending Number of AUs (000s)	3	4	4	5	5	5	5	5	1	N/A

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
Beginning AUV	$27.016	$28.729	$29.501	$24.513	$30.315	$25.055	$14.960	$29.587	$22.510	$17.566
Ending AUV	$21.297	$27.016	$28.729	$29.501	$24.513	$30.315	$25.055	$14.960	$29.587	$22.510

Percentage change in AUV	-21.17%	-5.96%	-2.62%	20.35%	-19.14%	20.99%	67.48%	-49.44%	31.44%	28.15%

Ending Number of AUs (000s)	5	6	11	21	22	32	30	30	42	45

41

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
LAZARD RETIREMENT SERIES INC.: (continued)
International Equity Portfolio (inception date May 1, 2004)
Beginning AUV	$15.637	$16.554	$13.901	$11.641	$12.730	$12.097	$10.100	$16.263	$14.888	$12.321
Ending AUV	$15.689	$15.637	$16.554	$13.901	$11.641	$12.730	$12.097	$10.100	$16.263	$14.888

Percentage change in AUV	0.33%	-5.54%	19.08%	19.41%	-8.55%	5.23%	19.77%	-37.90%	9.24%	20.83%

Ending Number of AUs (000s)	4	3	4	4	4	6	4	5	5	5

US Small-Mid Cap Equity Portfolio
Beginning AUV	$2.710	$2.475	$1.856	$1.707	$1.904	$1.560	$1.037	$1.655	$1.809	$1.580
Ending AUV	$2.608	$2.710	$2.475	$1.856	$1.707	$1.904	$1.560	$1.037	$1.655	$1.809

Percentage change in AUV	-3.76%	9.49%	33.35%	8.73%	-10.35%	22.05%	50.43%	-37.34%	-8.51%	14.49%

Ending Number of AUs (000s)	293	323	359	427	497	548	626	685	836	1,132

US Strategic Equity Portfolio
Beginning AUV	$1.863	$1.647	$1.304	$1.160	$1.154	$1.037	$0.829	$1.299	$1.330	$1.148
Ending AUV	$1.737	$1.863	$1.647	$1.304	$1.160	$1.154	$1.037	$0.829	$1.299	$1.330

Percentage change in AUV	-6.76%	13.11%	26.30%	12.41%	0.52%	11.28%	25.09%	-36.18%	-2.33%	15.85%

Ending Number of AUs (000s)	29	31	45	38	58	73	82	97	103	242

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$18.801	$15.836	$10.867	$9.283	$9.187	$7.452	$5.616	$9.557	$9.898	N/A
Ending AUV	$18.218	$18.801	$15.836	$10.867	$9.283	$9.187	$7.452	$5.616	$9.557	N/A

Percentage change in AUV	-3.10%	18.72%	45.73%	17.06%	1.04%	23.28%	32.69%	-41.24%	-3.45%	N/A

Ending number of AUs (000s)	4	7	5	1	2	2	1	1	1	N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$16.572	$14.743	$10.845	$9.139	$9.328	$8.613	$6.134	$9.921	$9.896	N/A
Ending AUV	$17.941	$16.572	$14.743	$10.845	$9.139	$9.328	$8.613	$6.134	$9.921	N/A

Percentage change in AUV	8.26%	12.41%	35.94%	18.67%	-2.03%	8.30%	40.41%	-38.17%	0.25%	N/A

Ending number of AUs (000s)	4	3	2	2	1	1	2	1	2	N/A

ClearBridge Dividend Strategy Portfolio (inception date April 30, 2007)
Beginning AUV	$14.348	$12.807	$10.312	$9.158	$8.607	$7.775	$6.415	$10.012	$9.951	N/A
Ending AUV	$13.540	$14.348	$12.807	$10.312	$9.158	$8.607	$7.775	$6.415	$10.012	N/A

Percentage change in AUV	-5.63%	12.03%	24.20%	12.60%	6.40%	10.70%	21.20%	-35.93%	0.61%	N/A

Ending number of AUs (000s)	4	3	2	4	4	1	0	0	1	N/A

42

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
Beginning AUV	$16.078	$16.495	$15.741	$13.491	$13.451	$11.869	$7.738	$11.344	$11.512	$10.551
Ending AUV	$14.929	$16.078	$16.495	$15.741	$13.491	$13.451	$11.869	$7.738	$11.344	$11.512

Percentage change in AUV	-7.15%	-2.53%	4.79%	16.68%	0.30%	13.33%	53.39%	-31.79%	-1.46%	9.11%

Ending Number of AUs (000s)	1	2	4	4	2	3	1	2	5	4

LORD ABBETT SERIES FUND, INC. :
Calibrated Dividend Growth Portfolio (inception date May 1, 2003)
Beginning AUV	$2.514	$2.286	$1.812	$1.634	$1.654	$1.461	$1.200	$1.650	$1.622	$1.436
Ending AUV	$2.426	$2.514	$2.286	$1.812	$1.634	$1.654	$1.461	$1.200	$1.650	$1.622

Percentage change in AUV	-3.50%	9.97%	26.16%	10.89%	-1.21%	13.21%	21.75%	-27.27%	1.73%	12.95%

Ending Number of AUs (000s)	65	69	91	107	104	129	139	164	294	289
Growth and Income Portfolio
Beginning AUV	$2.096	$1.975	$1.474	$1.333	$1.440	$1.243	$1.061	$1.692	$1.659	$1.434
Ending AUV	$2.008	$2.096	$1.975	$1.474	$1.333	$1.440	$1.243	$1.061	$1.692	$1.659

Percentage change in AUV	-4.20%	6.13%	33.99%	10.58%	-7.43%	15.85%	17.15%	-37.29%	1.99%	15.69%

Ending Number of AUs (000s)	1,186	1,277	1,483	1,609	1,778	2,085	2,351	2,630	3,055	3,534

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
Beginning AUV	$2.418	$2.232	$1.726	$1.501	$1.717	$1.506	$0.978	$2.084	$1.933	$1.747
Ending AUV	$2.103	$2.418	$2.232	$1.726	$1.501	$1.717	$1.506	$0.978	$2.084	$1.933

Percentage change in AUV	-13.03%	8.33%	29.32%	14.99%	-12.58%	14.01%	53.99%	-53.07%	7.81%	10.65%

Ending Number of AUs (000s)	242	269	308	400	486	667	787	909	1,108	1,318

Mid Cap Growth Portfolio (inception date May 1, 2001)
Beginning AUV	$1.872	$1.764	$1.349	$1.217	$1.229	$0.965	$0.744	$1.332	$1.102	$0.975
Ending AUV	$1.869	$1.872	$1.764	$1.349	$1.217	$1.229	$0.965	$0.744	$1.332	$1.102

Percentage change in AUV	-0.16%	6.12%	30.76%	10.85%	-0.98%	27.36%	29.70%	-44.14%	20.87%	13.03%

Ending Number of AUs (000s)	65	80	117	133	162	225	165	158	215	234

Mid Cap Intrinsic Value Portfolio (inception date May 1, 2003)
Beginning AUV	$2.969	$2.645	$1.957	$1.718	$1.863	$1.497	$1.036	$1.939	$1.904	$1.737
Ending AUV	$2.683	$2.969	$2.645	$1.957	$1.718	$1.863	$1.497	$1.036	$1.939	$1.904

Percentage change in AUV	-9.63%	12.25%	35.16%	13.91%	-7.78%	24.45%	44.50%	-46.57%	1.84%	9.61%

Ending Number of AUs (000s)	29	31	30	27	33	45	50	48	78	156

43

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
Short Term Duration Bond Portfolio
Beginning AUV	$1.336	$1.347	$1.358	$1.316	$1.331	$1.282	$1.147	$1.344	$1.301	$1.266
Ending AUV	$1.320	$1.336	$1.347	$1.358	$1.316	$1.331	$1.282	$1.147	$1.344	$1.301

Percentage change in AUV	-1.20%	-0.82%	-0.81%	3.19%	-1.13%	3.82%	11.77%	-14.66%	3.31%	2.76%

Ending Number of AUs (000s)	259	286	305	298	439	455	455	532	786	859

Socially Responsive Portfolio (inception date May 1, 2004)
Beginning AUV	$20.507	$18.840	$13.884	$12.688	$13.276	$10.958	$8.456	$14.160	$13.345	$11.902
Ending AUV	$20.128	$20.507	$18.840	$13.884	$12.688	$13.276	$10.958	$8.456	$14.160	$13.345

Percentage change in AUV	-1.85%	8.85%	35.70%	9.43%	-4.43%	21.15%	29.59%	-40.28%	6.11%	12.12%

Ending Number of AUs (000s)	9	10	10	5	6	7	7	8	7	16

NORTHERN LIGHTS VARIABLE TRUST:
JNF SSGA Sector Rotation Portfolio (inception date May 1, 2007)
Beginning AUV	$13.771	$12.925	$9.625	$8.360	$8.388	$6.754	$5.073	$8.963	$10.012	N/A
Ending AUV	$13.436	$13.771	$12.925	$9.625	$8.360	$8.388	$6.754	$5.073	$8.963	N/A

Percentage change in AUV	-2.43%	6.55%	34.29%	15.13%	-0.33%	24.19%	33.14%	-43.40%	-10.48%	N/A

Ending Number of AUs (000s)	1,090	1,181	1,287	1,436	1,622	1,785	1,931	2,086	2,471	N/A

JNF SSGA Tactical Allocation Portfolio (inception date May 1, 2007)
Beginning AUV	$13.942	$13.221	$11.191	$10.262	$9.817	$8.909	$7.415	$9.787	$10.028	N/A
Ending AUV	$13.207	$13.942	$13.221	$11.191	$10.262	$9.817	$8.909	$7.415	$9.787	N/A

Percentage change in AUV	-5.27%	5.45%	18.14%	9.05%	4.53%	10.19%	20.15%	-24.24%	-2.40%	N/A

Ending Number of AUs (000s)	492	525	567	635	703	757	810	901	1,048	N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
Beginning AUV	$13.735	$13.863	$14.020	$12.370	$12.304	$11.033	$9.203	$11.090	$10.383	$9.973
Ending AUV	$12.327	$13.735	$13.863	$14.020	$12.370	$12.304	$11.033	$9.203	$11.090	$10.383

Percentage change in AUV	-10.25%	-0.92%	-1.12%	13.34%	0.54%	11.52%	19.88%	-17.02%	6.81%	4.11%

Ending Number of AUs (000s)	18	20	22	27	29	23	19	11	2	0

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
Beginning AUV	$7.040	$8.751	$10.404	$10.012	$10.983	$8.944	$6.409	$11.563	$9.516	$10.104
Ending AUV	$5.157	$7.040	$8.751	$10.404	$10.012	$10.983	$8.944	$6.409	$11.563	$9.516

Percentage change in AUV	-26.75%	-19.55%	-15.89%	3.92%	-8.84%	22.80%	39.55%	-44.57%	21.51%	-5.82%

Ending Number of AUs (000s)	8	10	13	14	18	20	18	15	3	3

44

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VARIABLE INSURANCE TRUST: (continued)
Emerging Markets Bond Portfolio (inception date May 1, 2006)
Beginning AUV	$15.023	$15.009	$16.357	$14.074	$13.424	$12.138	$9.432	$11.197	$10.733	$9.978
Ending AUV	$14.482	$15.023	$15.009	$16.357	$14.074	$13.424	$12.138	$9.432	$11.197	$10.733

Percentage change in AUV	-3.60%	0.09%	-8.24%	16.22%	4.84%	10.59%	28.69%	-15.76%	4.32%	7.57%

Ending Number of AUs (000s)	1	3	3	7	7	6	1	0	1	0

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
Beginning AUV	$15.341	$13.996	$14.122	$12.921	$12.273	$11.472	$10.064	$10.456	$10.234	$10.009
Ending AUV	$15.172	$15.341	$13.996	$14.122	$12.921	$12.273	$11.472	$10.064	$10.456	$10.234

Percentage change in AUV	-1.10%	9.61%	-0.89%	9.29%	5.28%	6.98%	13.99%	-3.75%	2.17%	2.25%

Ending Number of AUs (000s)	3	3	3	3	4	5	4	2	1	0

Global Bond Unhedged Portfolio (inception date May 1, 2006)
Beginning AUV	$13.877	$13.761	$15.248	$14.461	$13.633	$12.384	$10.748	$10.994	$10.161	$10.000
Ending AUV	$13.133	$13.877	$13.761	$15.248	$14.461	$13.633	$12.384	$10.748	$10.994	$10.161

Percentage change in AUV	-5.36%	0.84%	-9.75%	5.44%	6.07%	10.09%	15.22%	-2.24%	8.20%	1.61%

Ending Number of AUs (000s)	7	8	8	15	11	12	11	12	0	0

High Yield Portfolio (inception date May 1, 2006)
Beginning AUV	$15.441	$15.152	$14.533	$12.895	$12.654	$11.210	$8.105	$10.746	$10.529	$9.989
Ending AUV	$14.976	$15.441	$15.152	$14.533	$12.895	$12.654	$11.210	$8.105	$10.746	$10.529

Percentage change in AUV	-3.01%	1.91%	4.26%	12.70%	1.90%	12.88%	38.31%	-24.58%	2.06%	5.41%

Ending Number of AUs (000s)	8	8	53	65	72	65	4	1	1	0

Long Term US Government Portfolio (inception date November 1, 2006)
Beginning AUV	$17.555	$14.355	$16.724	$16.241	$12.883	$11.706	$12.415	$10.734	$9.919	$10.047
Ending AUV	$17.070	$17.555	$14.355	$16.724	$16.241	$12.883	$11.706	$12.415	$10.734	$9.919

Percentage change in AUV	-2.76%	22.29%	-14.17%	2.97%	26.07%	10.05%	-5.71%	15.66%	8.22%	-1.27%

Ending Number of AUs (000s)	5	4	3	12	15	13	4	4	2	0

Low Duration Portfolio (inception date November 1, 2006)
Beginning AUV	$12.328	$12.397	$12.589	$12.061	$12.097	$11.651	$10.426	$10.618	$10.029	$10.011
Ending AUV	$12.195	$12.328	$12.397	$12.589	$12.061	$12.097	$11.651	$10.426	$10.618	$10.029

Percentage change in AUV	-1.08%	-0.56%	-1.53%	4.38%	-0.30%	3.83%	11.75%	-1.81%	5.87%	0.18%

Ending Number of AUs (000s)	9	8	7	11	12	13	13	5	0	0

45

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VARIABLE INSURANCE TRUST: (continued)
Real Return Portfolio (inception date May 1, 2003)
Beginning AUV	$1.510	$1.485	$1.659	$1.547	$1.405	$1.318	$1.129	$1.232	$1.129	$1.137
Ending AUV	$1.448	$1.510	$1.485	$1.659	$1.547	$1.405	$1.318	$1.129	$1.232	$1.129

Percentage change in AUV	-4.11%	1.68%	-10.49%	7.24%	10.11%	6.60%	16.74%	-8.36%	9.12%	-0.70%

Ending Number of AUs (000s)	536	626	681	889	984	1,056	1,110	1,283	264	379

Short Term Portfolio (inception date May 1, 2004)
Beginning AUV	$11.158	$11.236	$11.330	$11.180	$11.280	$11.203	$10.539	$10.722	$10.407	$10.120
Ending AUV	$11.125	$11.158	$11.236	$11.330	$11.180	$11.280	$11.203	$10.539	$10.722	$10.407

Percentage change in AUV	-0.30%	-0.69%	-0.83%	1.34%	-0.89%	0.69%	6.30%	-1.71%	3.03%	2.84%

Ending Number of AUs (000s)	8	10	13	13	25	21	20	13	16	29

Total Return Portfolio (inception date May 1, 2003)
Beginning AUV	$1.577	$1.534	$1.586	$1.468	$1.437	$1.348	$1.199	$1.160	$1.082	$1.057
Ending AUV	$1.562	$1.577	$1.534	$1.586	$1.468	$1.437	$1.348	$1.199	$1.160	$1.082

Percentage change in AUV	-0.95%	2.80%	-3.28%	8.04%	2.16%	6.60%	12.43%	3.36%	7.21%	2.37%

Ending Number of AUs (000s)	701	772	893	1,162	1,295	1,291	1,313	1,024	879	737

PIONEER VARIABLE CONTRACT TRUST :
Emerging Markets Portfolio (inception date November 1, 2006)
Beginning AUV	$8.659	$10.070	$10.441	$9.483	$12.590	$11.043	$6.435	$15.653	$11.144	$10.036
Ending AUV	$7.210	$8.659	$10.070	$10.441	$9.483	$12.590	$11.043	$6.435	$15.653	$11.144

Percentage change in AUV	-16.73%	-14.01%	-3.55%	10.10%	-24.68%	14.01%	71.61%	-58.89%	40.46%	11.04%

Ending Number of AUs (000s)	8	9	12	13	15	17	20	18	35	0

Equity Income Portfolio (inception date January 2, 2001)
Beginning AUV	$1.879	$1.689	$1.330	$1.226	$1.176	$1.000	$0.890	$1.299	$1.310	$1.088
Ending AUV	$1.857	$1.879	$1.689	$1.330	$1.226	$1.176	$1.000	$0.890	$1.299	$1.310

Percentage change in AUV	-1.17%	11.25%	26.99%	8.48%	4.25%	17.60%	12.36%	-31.49%	-0.84%	20.40%

Ending Number of AUs (000s)	153	164	218	266	315	336	365	397	416	754

Fund Portfolio (inception date January 2, 2001)
Beginning AUV	$1.531	$1.401	$1.068	$0.985	$1.047	$0.917	$0.745	$1.151	$1.114	$0.971
Ending AUV	$1.504	$1.531	$1.401	$1.068	$0.985	$1.047	$0.917	$0.745	$1.151	$1.114

Percentage change in AUV	-1.76%	9.28%	31.18%	8.43%	-5.92%	14.18%	23.09%	-35.27%	3.32%	14.73%

Ending Number of AUs (000s)	30	29	55	60	82	81	100	165	161	368

46

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIONEER VARIABLE CONTRACT TRUST :
High Yield Portfolio (inception date May 1, 2005)
Beginning AUV	$16.116	$16.391	$14.867	$13.031	$13.490	$11.626	$7.367	$11.608	$11.149	$10.445
Ending AUV	$15.218	$16.116	$16.391	$14.867	$13.031	$13.490	$11.626	$7.367	$11.608	$11.149

Percentage change in AUV	-5.57%	-1.68%	10.25%	14.09%	-3.40%	16.03%	57.81%	-36.54%	4.12%	6.74%

Ending number of AUs (000s)	1	2	2	2	2	3	6	4	6	3

Mid Cap Value Portfolio (inception date May 1, 2005)
Beginning AUV	$17.686	$15.623	$11.934	$10.921	$11.762	$10.117	$8.191	$12.540	$12.073	$10.904
Ending AUV	$16.332	$17.686	$15.623	$11.934	$10.921	$11.762	$10.117	$8.191	$12.540	$12.073

Percentage change in AUV	-7.66%	13.20%	30.91%	9.28%	-7.15%	16.26%	23.51%	-34.68%	3.87%	10.72%

Ending number of AUs (000s)	4	4	3	3	5	7	4	4	3	4

Strategic Income Portfolio (inception date November 1, 2006)
Beginning AUV	$14.395	$14.075	$14.143	$12.902	$12.883	$11.730	$9.204	$10.570	$10.098	$10.019
Ending AUV	$13.978	$14.395	$14.075	$14.143	$12.902	$12.883	$11.730	$9.204	$10.570	$10.098

Percentage change in AUV	-2.90%	2.27%	-0.48%	9.62%	0.15%	9.83%	27.44%	-12.92%	4.67%	0.79%

Ending Number of AUs (000s)	5	6	6	6	7	5	5	1	3	0

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
Beginning AUV	$2.601	$2.736	$2.293	$2.161	$2.494	$1.946	$1.248	$2.232	$2.177	$1.823
Ending AUV	$2.246	$2.601	$2.736	$2.293	$2.161	$2.494	$1.946	$1.248	$2.232	$2.177

Percentage change in AUV	-13.65%	-4.93%	19.32%	6.11%	-13.35%	28.16%	55.93%	-44.09%	2.53%	19.42%

Ending Number of AUs (000s)	42	48	62	70	100	161	169	175	233	364

Small-Cap Portfolio (inception date May 1, 2003)
Beginning AUV	$3.290	$3.232	$2.432	$2.192	$2.299	$1.934	$1.451	$2.021	$2.094	$1.837
Ending AUV	$2.861	$3.290	$3.232	$2.432	$2.192	$2.299	$1.934	$1.451	$2.021	$2.094

Percentage change in AUV	-13.04%	1.79%	32.89%	10.95%	-4.65%	18.87%	33.29%	-28.20%	-3.49%	13.99%

Ending Number of AUs (000s)	113	142	162	179	209	232	233	281	290	481

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
Beginning AUV	$2.074	$2.015	$1.718	$1.368	$1.763	$1.567	$1.094	$1.968	$2.097	$1.837
Ending AUV	$1.864	$2.074	$2.015	$1.718	$1.368	$1.763	$1.567	$1.094	$1.968	$2.097

Percentage change in AUV	-10.13%	2.93%	17.29%	25.58%	-22.40%	12.51%	43.24%	-44.41%	-6.15%	14.15%

Ending Number of AUs (000s)	360	374	398	438	552	667	722	678	684	714

47

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$2.873	$2.926	$2.649	$2.069	$2.826	$2.259	$1.075	$3.095	$2.281	$1.658
Ending AUV	$2.437	$2.873	$2.926	$2.649	$2.069	$2.826	$2.259	$1.075	$3.095	$2.281

Percentage change in AUV	-15.18%	-1.81%	10.46%	28.03%	-26.79%	25.10%	110.14%	-65.27%	35.69%	37.58%

Ending Number of AUs (000s)	226	274	295	340	467	578	761	693	808	922

Global Hard Assets Fund
Beginning AUV	$3.245	$4.069	$3.733	$3.662	$4.444	$3.487	$2.245	$4.226	$2.949	$2.402
Ending AUV	$2.130	$3.245	$4.069	$3.733	$3.662	$4.444	$3.487	$2.245	$4.226	$2.949

Percentage change in AUV	-34.36%	-20.25%	9.00%	1.94%	-17.60%	27.44%	55.32%	-46.88%	43.30%	22.77%

Ending Number of AUs (000s)	291	326	361	377	435	487	537	581	945	887

Unconstrained Emerging Markets Bond Fund
Beginning AUV	$1.806	$1.793	$2.002	$1.923	$1.803	$1.722	$1.648	$1.613	$1.491	$1.420
Ending AUV	$1.548	$1.806	$1.793	$2.002	$1.923	$1.803	$1.722	$1.648	$1.613	$1.491

Percentage change in AUV	-14.29%	0.73%	-10.44%	4.11%	6.66%	4.70%	4.49%	2.17%	8.18%	5.00%

Ending Number of AUs (000s)	82	89	99	146	198	246	272	323	309	379

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
Beginning AUV	$25.344	$25.610	$18.061	$15.557	$15.710	$11.754	$8.495	$15.484	$12.838	$11.355
Ending AUV	$24.626	$25.344	$25.610	$18.061	$15.557	$15.710	$11.754	$8.495	$15.484	$12.838

Percentage change in AUV	-2.83%	-1.04%	41.80%	16.10%	-0.97%	33.66%	38.36%	-45.14%	20.61%	13.06%

Ending Number of AUs (000s)	75	83	99	111	121	139	147	162	185	201

Opportunity Fund
Beginning AUV	$4.022	$3.694	$2.867	$2.517	$2.701	$2.213	$1.519	$2.572	$2.447	$2.211
Ending AUV	$3.844	$4.022	$3.694	$2.867	$2.517	$2.701	$2.213	$1.519	$2.572	$2.447

Percentage change in AUV	-4.43%	8.88%	28.85%	13.91%	-6.81%	22.05%	45.69%	-40.94%	5.11%	10.67%

Ending Number of AUs (000s)	345	407	453	495	592	689	770	802	896	1,055

48

APPENDIX C

Deductions for Taxes — Qualified and Nonqualified Annuity Contracts

	Upon	Upon
State	Premium Payment	Annuitization	Nonqualified		Qualified
California		X	2.35%		0.50%

Maine	X		2.00	%(1)

Nevada		X	3.50%

South Dakota	X		1.25	%(2)

Texas		X	0.04	%(3)	0.04%

West Virginia		X	1.00%		1.00%

Wyoming	X		1.00%

NOTE:    The above tax deduction rates are as of January 1, 2016. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Expenses — Premium Taxes.”

(1)         Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2)         South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3)         Texas charges an insurance department “maintenance fee” of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

49

PRIVACY NOTICE of

Jefferson National Life Insurance Company

01/2016

We take your privacy seriously.  This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your non-public personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law.  We are required, on a periodic basis, to submit your non-public personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts. We also may submit your non-public personal data to an outside vendor to obtain current address information.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

•                  Consumer reporting agencies

•                  Service providers who conduct marketing services on our behalf

•                  Other data providers

Data we collect may include:

•                  Name, address, e-mail address, phone number

•                  Social security number

•                  Demographic data

•                  Beneficiary information

•                  Internet Cookies (cookies help our Internet application process — they do not store any non-public personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

•                  Benefit plan administrators and sponsors

•                  Insurance companies, agents, reinsurers, investment advisers, broker dealers

•                  Group policyholders for purpose of reporting claims experience

•                  Regulators

•                  A court or governmental agency when there is a lawful request

•                  Law enforcement officials to prevent criminal activity and/or fraud

•                  Service providers that perform marketing or research services for us

•                  Service providers that perform legal, audit, or administrative services for us

•                  Joint marketing partners

•                  Unaffiliated fund families

•                  Unaffiliated third parties

•                  Our affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. When we use service providers and joint marketers they agree to keep your non-public personal data private and not use it for any other purpose. Data obtained from an insurance support organization may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your non-public personal data.  To do so please send a written request to the Customer Service Department:

10350 Ormsby Park Place

Louisville, KY 40223

Please include your name, address, telephone number, and policy number.  Also, let us know what kind of data you want to see.  We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it.  If we agree, we will correct our files.  If we disagree, you may file a short statement of dispute with us.  Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide non-public personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data.  If you provide non-public personal data to us on a website that we sponsor with another financial institution, please note that you are providing your non-public personal data to us and the third party.  Accordingly, you should review the privacy notice of any such third parties.

50

Jefferson National Life Insurance Company

P.O. Box 36840

Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account E

Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Reduction or Elimination of the Contingent Deferred Sales Charge
Arrangements Regarding Frequent Purchases and Redemptions

Financial Statements

Custodian

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-ACHEDU-SAI-E-05-16) dated May 1, 2016 for this Prospectus, please complete this form, detach, and mail to:

Jefferson National Life Insurance Company
Administrative Office
P.O. Box 36840
Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account E at the following address:

Name:

Mailing Address:

Sincerely,

(Signature)

Jefferson National Life Insurance Company
Administrative Office
P.O. Box 36840
Louisville, Kentucky 40233

© 2016, Jefferson National Life Insurance Company	JNL-ACHEDU-PROS-E-0516

51

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

AND

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
PHONE: (866) 667-0561 (TOLL FREE)

MAY 1, 2016

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account E (the “Variable Account”), dated May 1, 2016. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company (“Jefferson National”, “Company”, “we”, “our” or “us”) is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc.  Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company (“CVIC”). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E:

Jefferson National Life Annuity Account E, also referred to as the “Variable Account”, was established on November 12, 1993 pursuant to Texas law. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account E. The Variable Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval from the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute Investment Portfolios from time to time.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the “Code”), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.  If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; or

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,500 for 2016 ($6,500 if age 50 or older by the end of 2016), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.  Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $132,000 for single filers, $194,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year (for 2016). The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,500 for 2016 ($6,500 if age 50 or older by the end of 2016).  However, for single filers with modified adjusted gross income in excess of $117,000, but less than $132,000, the amount you may contribute is reduced.  For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $184,000, but less than $194,000.  For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000.  Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see “Expenses” and “Annuity Payments” in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliated person of Jefferson National Life Insurance Company. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account E, dated May 1, 2016.

FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company were audited as of December 31, 2015 and 2014 and for the three years ended December 31, 2015, 2014, and 2013 by BDO USA, LLP, Independent Registered Public Accounting Firm located at 100 Park Avenue, New York, NY 10017.

CUSTODIAN

The Company is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Jefferson National Life Insurance Company

Statutory Basis Financial Statements and
Supplementary Information
Years Ended December 31, 2015, 2014 and 2013

The report accompanying these financial statements was issued by

BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of

BDO International Limited, a UK company limited by guarantee.

Jefferson National Life Insurance Company

Statutory Basis Financial Statements and Supplementary Information

Years Ended December 31, 2015, 2014 and 2013

Jefferson National Life Insurance Company

Contents

Independent Auditor’s Report	3-4

Statutory Basis Financial Statements:

Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2015 and 2014	5

Statements of Operations for the Years Ended December 31, 2015, 2014 and 2013	6

Statements of Changes in Capital and Surplus for the Years Ended December 31, 2015, 2014 and 2013	7

Statements of Cash Flows for the Years Ended December 31, 2015, 2014 and 2013	8

Notes to Statutory Basis Financial Statements	9-37

Independent Auditor’s Report on Supplementary Information	38

Supplementary Information:

Selected Financial Data	39-40

Summary Investment Schedule

Investment Risk Interrogatories

2

Tel: +212 885-8000	100 Park Avenue
Fax: +212 697-1299	New York, NY 10017
www.bdo.com

Independent Auditor’s Report

Board of Directors

Jefferson National Life Insurance Company

Louisville, Kentucky

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2015 and 2014, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years ended December 31, 2015, 2014 and 2013, and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the financial reporting provisions prescribed by the Texas Department of Insurance. Management is also responsible for design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

3

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2, the statutory basis financial statements are prepared on the basis of the financial reporting provisions prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the accompanying statutory basis financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matters described in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Jefferson National Life Insurance Company as of December 31, 2015 and 2014, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2015, 2014 and 2013.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company as of December 31, 2015 and 2014, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2015, 2014 and 2013 in accordance with the financial reporting provisions prescribed or permitted by the Texas Insurance Department, described in Note 2.

BDO USA, LLP

March 30, 2016

4

Jefferson National Life Insurance Company

Statutory Basis Statements of Admitted Assets, Liabilities and Capital and Surplus

(dollars in thousands, except share data)

December 31,	2015	2014
Admitted Assets
Investments and Cash:
Bonds at amortized cost	$455,612	$446,983
Preferred stock	5,882	6,286
Common stock	7,105	9,338
Common stock of subsidiary	7,460	—
Mortgage loan trusts	10,269	11,617
Mortgage loans on real estate	10,246	10,616
Investment in real estate	382	858
Policyholder loans	5,484	5,915
Cash and short-term investments	4,131	6,854
Total Investments and Cash	506,571	498,467
Accrued Investment Income	3,533	3,610
Amounts Recoverable on Reinsurance Ceded	1,946	2,933
Federal Income Tax Recoverable	800	1,027
Deferred Tax Asset	6,879	5,059
Other Admitted Assets	2,991	3,237
Separate Account Assets	3,535,264	3,199,665
Total Admitted Assets	$4,057,984	$3,713,998
Liabilities and Capital and Surplus
Liabilities:
Policy and contract reserves	$207,894	$209,693
Claim reserves	(31)	(75)
Accounts payable and accrued expenses	155	147
Payable on reinsurance	167,318	174,243
Due to parent and affiliates	1,745	675
Asset valuation reserve	2,928	2,743
Interest maintenance reserve	6,979	6,697
Transfers from separate accounts	(559)	(906)
Borrowed money	89,288	74,200
Other liabilities	8,682	7,099
Separate account liabilities	3,535,264	3,199,665
Total Liabilities	4,019,663	3,674,181
Capital and Surplus:
Common stock, $4.80 par value, 1,065,000 shares authorized, 1,043,565 shares issued and outstanding	5,009	5,009
Paid-in surplus	42,165	42,165
Unassigned deficit	(9,938)	(9,674)
Special surplus funds	1,085	2,317
Total Capital and Surplus	38,321	39,817
Total Liabilities, Capital and Surplus	$4,057,984	$3,713,998

See accompanying notes to statutory basis financial statements.

5

Jefferson National Life Insurance Company

Statutory Basis Statements of Operations

(dollars in thousands)

Year ended December 31,	2015	2014	2013
Revenues:
Premium, annuity and other considerations	$789,172	$795,985	$741,073
Net investment income	19,491	20,237	21,391
Reserve adjustment on reinsurance ceded	(7,304)	(4,603)	(3,968)
Commission and expense allowances on reinsurance ceded	1,718	1,847	1,994
Amortization of interest maintenance reserve	1,341	1,062	738
Fee income	6,877	6,380	5,951
Other revenues	12,587	11,108	9,002
Total Revenues	823,882	832,016	776,181
Benefits and Expenses:
Annuity and surrender benefits	366,601	280,238	194,199
Decrease in policy and contract reserves	(3,372)	(4,171)	(4,479)
Other benefits	2,791	2,887	3,139
Commissions	1,136	1,256	1,357
General and administrative expenses	21,088	20,079	18,831
Taxes, licenses and fees	272	368	433
Net transfers to separate accounts	425,985	522,239	553,436
Decrease in funds withheld	10,415	13,806	13,248
Interest maintenance reserve released on reinsurance transaction	(1,772)	(4,359)	(3,505)
Other expenses	207	134	92
Total Benefits and Expenses	823,351	832,477	776,751
Income (Loss) From Operations Before Federal Income Tax Provision and Net Realized Capital Losses	531	(461)	(570)
Federal Income Tax Provision	952	695	181
Loss From Operations Before Net Realized Capital Losses	(421)	(1,156)	(751)
Net Realized Capital Losses, Net of Transfers to IMR	(363)	(1,721)	(342)
Net Loss	$(784)	$(2,877)	$(1,093)

See accompanying notes to statutory basis financial statements.

6

Jefferson National Life Insurance Company

Statutory Basis Statements of Capital and Surplus

(dollars in thousands)

Year ended December 31,	2015	2014	2013
Capital and Surplus, Beginning of Year	$39,817	$39,447	$41,476
Adjustments to surplus:
Net loss	(784)	(2,877)	(1,093)
Change in net unrealized capital gains (losses)	(1,088)	(28)	452
Change in deferred income tax	2,668	4,509	181
Change in nonadmitted assets	(875)	(26)	(35)
Change in asset valuation reserve	(185)	106	(138)
Change in surplus as a result of reinsurance, net of tax	(1,232)	(1,314)	(1,396)
Net Adjustments to Surplus	(1,496)	370	(2,029)
Capital and Surplus, End of Year	$38,321	$39,817	$39,447

See accompanying notes to statutory basis financial statements.

7

Jefferson National Life Insurance Company

Statutory Basis Statements of Cash Flows

(dollars in thousands)

Year ended December 31,	2015	2014	2013
Cash Flows From Operating Activities:
Premiums collected net of reinsurance	$789,172	$795,985	$741,073
Net investment income	17,242	16,475	18,480
Revenue sharing income	8,263	7,368	5,757
Fee income	6,877	6,380	5,951
Miscellaneous income	6,041	5,587	5,239
Total Income Received	827,595	831,795	776,500
Benefit and loss related payments	376,023	287,495	200,765
Net transfers to separate accounts	425,638	521,822	552,796
Commissions, expenses paid and aggregate write-ins for deductions	31,360	31,245	30,348
Federal and foreign income taxes paid	725	1,840	369
Total Operating Expenses Paid	833,746	842,402	784,278
Net Cash Used In Operating Activities	(6,151)	(10,607)	(7,778)
Cash Flows From Investing Activities:
Proceeds from investments sold, matured or repaid:
Bonds and stocks	153,540	141,925	132,103
Mortgage loans	1,608	1,718	1,378
Other invested assets	519	229	2,662
Miscellaneous proceeds	—	—	61
Total Investment Proceeds	155,667	143,872	136,204
Cost of investments acquired:
Bonds and stocks	(162,627)	(159,302)	(97,984)
Mortgage loans	—	(3,017)	(7,173)
Real estate	—	—	(529)
Other invested assets	—	—	—
Miscellaneous investments	—	—	—
Total Cost of Investments Acquired	(162,627)	(162,319)	(105,686)
Net decrease in policy loans	403	579	203
Net Cash (Used In) Provided By Investing Activities	(6,557)	(17,868)	30,721
Cash Flows From Financing Activities and Miscellaneous Sources:
Borrowed money	15,088	(36,379)	(8,320)
Net deposit-type contract fund and other liabilities	1,573	76,484	77
Other cash applied	(6,676)	(21,925)	(11,059)
Net Cash Provided By (Used In) Financing Activities and Miscellaneous Sources	9,985	18,180	(19,302)
Net (Decrease) Increase in Cash and Short-Term Investments	(2,723)	(10,295)	3,641
Cash and Short-Term Investments:
Beginning of year	6,854	17,149	13,508
End of year	$4,131	$6,854	$17,149

See accompanying notes to statutory basis financial statements.

8

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

1. Organization

Jefferson National Life Insurance Company (the “Company” or “JNL”), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, in 2005, launched a revolutionary flat insurance fee variable annuity called Monument Advisor.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp. (“JN Financial”), an insurance holding company incorporated in the State of Delaware. On December 30, 2011, a group of investors, along with certain members of management of JN Financial, consummated an $83,000 management buyout, the proceeds of which were used to acquire the outstanding shares of JN Financial and contribute $20,660 of capital to the Company.

JN Financial formed Jefferson National Life Insurance Company of New York (“JNLNY”) on June 16, 2014, a 100% wholly-owned subsidiary of the Company, which commenced operations on April 17, 2015. JNLNY is a New York based insurance company created to serve the New York market. The Company contributed cash and bonds in the amount of $7,649 to seed JNLNY in early 2015.

The following states represented premiums collected in excess of 5% of total premiums in 2015, 2014 and 2013:

	2015	2014	2013
California	10%	13%	12%
Texas	10%	10%	8%
Florida	8%	8%	10%
Michigan	6%	N/A	N/A

2. Basis of Presentation

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the “Department”). Insurance companies domiciled in Texas are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain modifications prescribed or permitted by the Department (“Texas SAP”). Under NAIC SAP, furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code §841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $438 and $683 at December 31, 2015 and 2014, respectively. The Department has the right to permit specific practices that deviate from prescribed practices.

Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America (“GAAP”) primarily because on a statutory basis:

9

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

•                                          costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

•                                          life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

•                                          life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses. Under GAAP, provisions for investments are established as needed through a charge to income;

•                                          realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold. For GAAP, such gains and losses are recognized in income at the time of the sale;

•                                          bonds are carried principally at amortized cost, but at fair value for GAAP;

•                                          the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles (“SSAP”) No. 101, which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

•                                          assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP;

•                                          premiums from interest sensitive and annuity policies are recognized as income, whereas under GAAP future policy liabilities are increased;

•                                          deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

•                                          goodwill and other intangibles are subject to certain limitations as admitted assets;

•                                          securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SSAP No. 91R. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability;

•                                          certain “nonadmitted assets” (principally receivables over 90 days, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; and

•                                          push-down accounting is not permitted under Texas SAP. Under GAAP, the Company applied push-down accounting related to JN Financial’s management buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations.

10

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

A reconciliation of net loss and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2015, 2014 and 2013 is as follows:

	Net Income (Loss)			Capital and Surplus
	Year Ended December 31,			December 31,
	2015	2014	2013	2015	2014	2013
Statutory amounts	$(784)	$(2,877)	$(1,093)	$38,321	$39,817	$39,447
Add (deduct) adjustments:
Investments	(1,395)	(1,168)	(1,186)	9,980	19,815	7,897
Deferred acquisition costs and valuation of business acquired	768	1,703	(18)	19,480	17,133	17,418
Goodwill and other intangibles	—	—	—	5,218	5,218	5,218
Policy reserves, net of reinsurance	1,652	1,499	794	2,234	415	(1,099)
Ceding commissions	(1,232)	(1,314)	(1,396)	—	—	—
Fixed assets	133	191	146	475	336	146
Deferred taxes	2,086	4,546	118	15	(3,049)	(63)
Other	(1)	—	(1)	1	7	4
GAAP-basis amounts	$1,227	$2,580	$(2,636)	$75,724	$79,692	$68,968

11

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

3. Summary of Significant Accounting Policies

Investments

Bonds - Bonds not in default are generally stated at amortized cost using the interest method or at the lower of amortized cost or fair value for NAIC rated 6 securities. Mortgage-backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative; these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annually based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC.

Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

Preferred Stock - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (“SVO”) and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

Common Stock - Investments in common stock are valued at fair value. For investments in the Federal Home Loan Bank of Dallas (the “FHLB”) capital stock, which is only redeemable at par, the fair value shall be presumed to be par.

Common Stock of Subsidiary - The Company’s insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary’s equity is included in the change in unrealized gains and losses in unassigned surplus.

Policy Loans - Policy loans are reported at unpaid balances.

Short-term Investments - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Mortgage Loan Trusts - Mortgage loan trusts are reported at the Company’s pro rata share of the unpaid principal balances of the underlying mortgage loans in the trusts. The Company participates in seven trusts managed by Innovative Capital Advisors and has various ownership percentages in the trusts ranging from 6.52% to 16.44%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all principal and interest payments according to the contractual terms of the agreement.

Mortgage Loans on Real Estate - Mortgage loans are reported at unpaid principal balances, less any discounts and allowances for impairment. Mortgage loans include investments in wholly owned residential mortgage loans and is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management

12

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real Estate - The Company owns available-for-sale real estate resulting from the foreclosure of certain commercial and residential mortgage loans in a loan sharing trust purchased to provide asset diversification. The real estate is valued at the appraised value at the most recent appraisal date.

Realized Gains and Losses and Interest Maintenance Reserve - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve (“IMR”) and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

Asset Valuation Reserve - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

Net Investment Income and Expenses - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

Special Surplus Funds

Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

Policy and Contract Reserves

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

Life Reserves

Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2.25% to 6.00%), in accordance with Department regulations.

Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

Annuity Reserves

Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method (“CARVM”), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial

13

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Guideline 43 is followed. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions in accordance with Department regulations.

Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 4.00% to 13.25%), in accordance with Department regulations.

Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner’s valuation reserve methodology.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

Federal Income Tax

The Federal income tax provision included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received. The Company does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for unrecognized tax benefits. For the years ended December 31, 2015, 2014 and 2013, there was no interest or penalties recorded or included in the statutory basis statements of operations. As of December 31, 2015, the years still subject to examination by a taxing authority are 2012 through 2014.

Deferred Income Taxes

Deferred tax assets are limited to (1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse during a period not to exceed three years, plus (2) amounts not greater than threshold limitations contingent upon the Company’s ratio of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

Separate Account Assets/Liabilities

Investments held in the separate accounts are stated at fair value. Participants’ corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

Premiums and Annuity Considerations

Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

14

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Fee Income

Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

Revenue Sharing Income

Revenue sharing income consists of fees paid by the various mutual funds in which separate account assets are invested. The fees are generally based on assets under management and are recognized as income in the month in which the assets were invested.

General and Administrative Expenses

General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

Estimates

The preparation of statutory basis financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

Accounting Changes and Corrections of Errors

During 2015, the Company changed how it reports the FHLB advances on the statutory basis statement of admitted assets, liabilities and capital and surplus. The Company made a change in 2014 to comply with SSAP No. 52, “Deposit Type Contracts”, which states that advances issued by the FHLB shall be evaluated on an individual basis, and shall be accounted for according to the substance of the individual arrangement and company licensing. If the arrangement is in substance a funding agreement, including that the funds are used in an investment spread capacity, it shall be accounted for consistent with other funding agreements in accordance with this statement. In 2014, FHLB advances of $74,200 were reported as a liability for deposit type contracts and included in policy and contract reserves on the statutory basis statement of admitted assets, liabilities and capital and surplus. In 2015, it was determined that the 2014 FHLB advances should have been reported as borrowed money. In 2015, FHLB advances in the amount of $89,288 were reported as borrowed money on the statutory basis statement of admitted assets, liabilities and capital and surplus. Such adjustments would have resulted in no change in the 2015 or 2014 surplus. 2014 balances have been reclassified to conform to the current year presentation.

Reclassifications

Certain prior period balances have been reclassified to conform to the current year presentation.

15

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

4. Investments

Fixed Maturity and Equity Securities

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2015 are as follows:

				NAIC
	Amortized	Gross Unrealized		Market
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasury	$8,686	$35	$(20)	$8,701
States and political subdivisions	11,385	646	(96)	11,935
Corporate bonds	197,713	3,756	(9,231)	192,238
Mortgage-backed securities:
U.S. government agencies	98,309	1,447	(655)	99,101
Corporate	139,519	8,190	(2,238)	145,471
	455,612	14,074	(12,240)	457,446
Preferred stock	5,882	277	(76)	6,083
Common stock	15,681	26	(1,142)	14,565
Total	$477,175	$14,377	$(13,458)	$478,094

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2014 are as follows:

				NAIC
	Amortized	Gross Unrealized		Market
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasury	$8,705	$111	$(26)	$8,790
States and political subdivisions	4,400	308	(65)	4,643
Corporate bonds	193,470	9,532	(2,560)	200,442
Mortgage-backed securities:
U.S. government agencies	76,537	2,362	(113)	78,786
Corporate	163,871	11,357	(686)	174,542
	446,983	23,670	(3,450)	467,203
Preferred stock	6,286	192	(54)	6,424
Common stock	9,366	179	(207)	9,338
Total	$462,635	$24,041	$(3,711)	$482,965

As of December 31, 2015 and 2014, the Company had fixed maturity securities with a statement value of $12,491 and $12,962, respectively, on deposit with various state regulatory agencies. As of December 31, 2015 and 2014, the Company had mortgage-backed securities with a statement value of $91,984 and $73,514, respectively, pledged as collateral to Federal Home Loan Bank of Dallas.

16

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2015 are as follows:

		NAIC
	Amortized	Market
	Cost	Value
Due in one year or less	$2,638	$2,667
Due after one year through five years	24,044	24,281
Due after five years through ten years	106,570	105,259
Due after ten years	84,532	80,667
Mortgage-backed securities	237,828	244,572
Total	$455,612	$457,446

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

For the years ended December 31, 2015, 2014 and 2013, proceeds from the sales of fixed maturity securities were $117,671, $101,846 and $75,505, respectively.

Net realized capital gains (losses) for 2015, 2014 and 2013 are as follows:

	Gross
	Realized	Gross	Other Than
	Capital	Realized	Temporary
Year ended December 31, 2015	Gains	Losses	Impairment	Total
Bonds	$5,273	$(1,854)	$(347)	$3,072
Preferred stock	6	—	—	6
Common stock	159	(122)	—	37
Real estate	—	(47)	(35)	(82)
Net realized capital gains (losses)	5,438	(2,023)	(382)	3,033
Transfer to IMR	(3,396)	—	—	(3,396)
Net realized capital gains (losses)	$2,042	$(2,023)	$(382)	$(363)

17

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

	Gross
	Realized	Gross	Other Than
	Capital	Realized	Temporary
Year ended December 31, 2014	Gains	Losses	Impairment	Total
Bonds	$6,974	$(756)	$—	$6,218
Common stock	267	(21)	(1,746)	(1,500)
Mortgage loans	—	(53)	—	(53)
Real estate	—	(88)	(70)	(158)
Net realized capital gains (losses)	7,241	(918)	(1,816)	4,507
Transfer to IMR	(6,228)	—	—	(6,228)
Net realized capital gains (losses)	$1,013	$(918)	$(1,816)	$(1,721)

	Gross
	Realized	Gross	Other Than
	Capital	Realized	Temporary
Year ended December 31, 2013	Gains	Losses	Impairment	Total
Bonds	$5,489	$(406)	$—	$5,083
Preferred stock	—	(404)	(209)	(613)
Common stock	—	—	(51)	(51)
Mortgage loans	—	—	(48)	(48)
Derivatives	—	(14)	—	(14)
Real estate	24	—	(245)	(221)
Other invested assets	126	—	—	126
Net realized capital gains (losses)	5,639	(824)	(553)	4,262
Transfer to IMR	(4,604)	—	—	(4,604)
Net realized capital gains (losses)	$1,035	$(824)	$(553)	$(342)

At December 31, 2015 and 2014, the Company held unrated or less-than-investment grade corporate bonds and preferred stocks with an aggregate amortized cost of $24,769 and $19,859, respectively, with an aggregate fair value of $24,075 and $19,678, respectively. Those holdings amounted to 5.4% and 4.4% of the Company’s investments in bonds at December 31, 2015 and 2014, respectively, and 4.9% and 3.9% of the Company’s total invested assets at December 31, 2015 and 2014, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

18

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Net Investment Income

Net investment income for the years ended December 31, 2015, 2014 and 2013, including accrual of discount and amortization of premiums, arose from the following sources:

	2015	2014	2013
Bonds	$19,697	$20,055	$20,383
Preferred stock	407	389	409
Common stock	135	41	304
Mortgage loans on real estate	1,298	1,251	1,025
Real estate	36	—	—
Policy loans	386	375	398
Cash and short-term investments	9	20	8
Other invested assets	—	—	397
Miscellaneous investment income	—	—	75
Total gross investment income	21,968	22,131	22,999
Investment expense	(781)	(718)	(751)
Interest expense	(1,696)	(1,176)	(857)
Net investment income	$19,491	$20,237	$21,391

There was no accrued investment income excluded from surplus during 2015, 2014 and 2013.

Analysis of Unrealized Losses on Fixed Maturity Securities

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company’s investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or if it is more likely than not that the Company will be required to sell the security prior to recovery of its cost basis. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company’s investment professionals who determine the fair value estimates

19

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

Unrealized losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2015 and 2014 follow:

	Less Than 12 Months		12 Months or More
	in Unrealized Loss		in Unrealized Loss		Total
	NAIC Market	Unrealized	NAIC Market	Unrealized	NAIC Market	Unrealized
December 31, 2015	Value	Losses	Value	Losses	Value	Losses
Fixed maturities:
U.S. Treasury	$3,525	$(9)	$1,060	$(11)	$4,585	$(20)
States and political subdivisions	4,413	(96)	—	—	4,413	(96)
Corporate bonds	91,745	(6,597)	10,475	(2,634)	102,220	(9,231)
Mortgage-backed securities:
U.S. government agencies	34,726	(550)	3,178	(105)	37,904	(655)
Corporate	43,316	(1,636)	5,736	(602)	49,052	(2,238)
Total debt securities	177,725	(8,888)	20,449	(3,352)	198,174	(12,240)
Preferred stock	2,808	(74)	499	(2)	3,307	(76)
Common stock	8,471	(674)	679	(468)	9,150	(1,142)
Total	$189,004	$(9,636)	$21,627	$(3,822)	$210,631	$(13,458)
Number of positions held	153		34		187

	Less Than 12 Months		12 Months or More
	in Unrealized Loss		in Unrealized Loss		Total
	NAIC Market	Unrealized	NAIC Market	Unrealized	NAIC Market	Unrealized
December 31, 2014	Value	Losses	Value	Losses	Value	Losses
Fixed maturities:
U.S. Treasury	$1,594	$—	$2,063	$(26)	$3,657	$(26)
States and political subdivisions	—	—	957	(65)	957	(65)
Corporate bonds	31,219	(1,291)	28,733	(1,269)	59,952	(2,560)
Mortgage-backed securities:
U.S. government agencies	—	—	6,918	(113)	6,918	(113)
Corporate	31,484	(609)	4,158	(77)	35,642	(686)
Total debt securities	64,297	(1,900)	42,829	(1,550)	107,126	(3,450)
Preferred stock	491	(9)	455	(45)	946	(54)
Common stock	1,712	(207)	—	—	1,712	(207)
Total	$66,500	$(2,116)	$43,284	$(1,595)	$109,784	$(3,711)
Number of positions held	61		36		97

20

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

5. Policy and Claim Reserves

As of December 31, 2015 and 2014, the Company had $1,615,574 and $1,783,984, respectively, of individual and group life insurance in force. On $182,298 and $190,398 of insurance in force as of December 31, 2015 and 2014, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,138 and $1,234 at December 31, 2015 and 2014, respectively. The Company has ceded 100% of its life reserves at December 31, 2015 and 2014.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

Guaranteed minimum income benefit (“GMIB”) - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit (“GMWB”) - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit (“GMDB”) - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

At December 31, 2015, the Company had the following with guaranteed benefits:

	Subjected		Reinsurance
Benefit and Type of Risk	Account Value	Gross Reserve	Reserve Credit
GMDB	$344,367	$23,062	$18,701
GMIB	9,472	333	—
GMWB	1,437	4	—

At December 31, 2014, the Company had the following with guaranteed benefits:

	Subjected		Reinsurance
Benefit and Type of Risk	Account Value	Gross Reserve	Reserve Credit
GMDB	$390,097	$21,169	$17,094
GMIB	12,811	255	—
GMWB	1,761	3	—

21

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The following table provides information on the GMDB features outstanding at December 31, 2015 and 2014. (Note that the Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2015 and 2014 is as follows:

	2015	2014
	(in the event of death)
Return of net deposit:
Account value	$186,443	$213,085
Net amount at risk	$15,280	$14,913
Average attained age of contract holders	56	55
Return of net deposits plus a minimum return	$154,422	$172,866
Net amount at risk	$116,076	$109,715
Average attained age of contract holders	66	65
Guaranteed minimum return	5%	5%
Highest specified anniversary account value minus:
Withdrawals post-anniversary:
Account value	$3,502	$4,146
Net amount at risk	$393	$358
Average attained age of contract holders	67	67

GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant’s age at issue. The separate account values are $9,472 and $12,811 at December 31, 2015 and 2014, respectively.

GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

Separate account balances attributable to variable annuity contracts with guarantees at December 31, 2015 and 2014 are as follows:

	2015	2014
Asset type:
Domestic equity	$193,453	$225,468
International equity	25,535	30,312
Bonds	22,879	26,447
Balanced bond/equity	16,079	19,548
Total	257,946	301,775
Money market	19,488	18,093
Total	$277,434	$319,868
Percent of total variable annuity separate account values	7.8%	10.0%

22

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

At December 31, 2015, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	2015		2014
	Amount	% of Total	Amount	% of Total
A. Subject to discretionary withdrawal:
1. With market value adjustment	$641	—%	$958	—%
2. At book value less current surrender charge of 5% or more	3,463.1		5,919.2
3. At fair value	3,534,032	88.9	3,197,767	86.0
4. Total with adjustment or at fair value	3,538,136	89.0	3,204,644	86.2
5. At book value without adjustment (minimal or no charge or adjustment)	415,220	10.5	421,321	11.3
B. Not subject to discretionary withdrawal	19,879.5		94,229	2.5
C. Total (gross: direct + assumed)	3,973,235	100.0%	3,720,194	100.0%
D. Reinsurance ceded	(235,366)		(241,909)
E. Total (net) (C) + (D)	$3,737,869		$3,478,285

6. Fair Value Measurements

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used establish each level:

•                  Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company’s pricing sources have the ability to access.

•                  Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

•                  Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

23

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of December 31, 2015 and 2014:

U.S. Government and U.S. Government Agencies

U.S. Government and U.S. Government agency securities are comprised primarily of bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in the Level 1 fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in Level 2 of the fair value hierarchy.

Mortgage-backed Securities (“MBS”)

These securities are priced by independent pricing services and/or NAIC or brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price the MBS are observable market inputs, the fair value of the MBS is included in the Level 2 fair value hierarchy. Mortgage-backed securities that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

Corporate Bonds

Corporate bonds are comprised of bonds issued by corporations. These securities are generally priced by NAIC or pricing services. The fair values of corporate bonds that are short-term are priced, by the pricing services, using the spread above the London Interbank Offered Rate (“LIBOR”) yield curve and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker/dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in Level 2 of the fair value hierarchy. Bonds that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

Equities

For public common and preferred stock, the Company receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1. When current market quotes in active markets are unavailable for certain non-redeemable preferred stock held by the Company, the Company receives an estimate of fair value from the pricing service that provides fair value estimates for the Company’s fixed maturities. The service utilizes some of the same methodologies to price the non-redeemable preferred stock as it does for the fixed maturities. The Company includes the estimate in the amount disclosed in Level 2. Equities that are priced using significant unobservable inputs, such as using EBITDA and revenue multiples, are included in Level 3 of the fair value hierarchy.

Cash and Short-Term Investments

The market value of cash and short-term investments is estimated to approximate the carrying value.

24

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Policy Loans, Mortgage Loans and Borrowed Money

The fair value of policy loans, mortgage loans and borrowed money is estimated to approximate the carrying value.

Policy and Contract Reserves

Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

The fair values of other policyholder liabilities were calculated using 1,000 stochastically generated projection scenarios. The fair value of the liabilities of annuities in the payment phase was calculated using a level scenario. In determining the fair value of liabilities, benefits and expenses less premiums under the scenarios were discounted at the approximate net investment earnings rate.

Real Estate

The estimated fair value of real estate is based upon the most recent valuation conducted by a third-party appraiser.

Separate Account Assets and Liabilities

Separate account assets and liabilities are stated at fair value based on the net asset value (“NAV”) of the underlying mutual funds, as determined by the fund manager.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 are as follows:

					NAIC
					Carrying
Description	Level 1	Level 2	Level 3	Total	Value
Assets
Investment securities:
Bonds	$—	$375,465	$81,981	$457,446	$455,612
Preferred stock	6,083	—	—	6,083	5,882
Common stock	1,618	12,947	—	14,565	14,565
Separate account assets	3,535,264	—	—	3,535,264	3,535,264
Cash and short-term investments	4,131	—	—	4,131	4,131
	$3,547,096	$388,412	$81,981	$4,017,489	$4,015,454
Liabilities
Separate account liabilities	$3,535,264	$—	$—	$3,535,264	$3,535,264

25

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs for the year ended December 31, 2015:

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	(Losses)	(Losses)			Balance at
	January 1,	into	Out of	Included in	Included in			December 31,
	2015	Level 3	Level 3	Income	Surplus	Purchases	Sales	2015
Bonds	$80,879	$—	$—	$4,281	$(1,769)	$2,923	$(4,333)	$81,981

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 are as follows:

					NAIC
					Carrying
Description	Level 1	Level 2	Level 3	Total	Value
Assets
Investment securities:
Bonds	$—	$386,323	$80,879	$467,202	$446,983
Preferred stock	6,373	50	—	6,423	6,286
Common stock	4,986	4,352	—	9,338	9,338
Separate account assets	3,199,665	—	—	3,199,665	3,199,665
Cash and short-term investments	6,854	—	—	6,854	6,854
	$3,217,878	$390,725	$80,879	$3,689,482	$3,669,126
Liabilities
Separate account liabilities	$3,199,665	$—	$—	$3,199,665	$3,199,665

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs as of December 31, 2014 are as follows:

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	(Losses)	(Losses)			Balance at
	January 1,	into	Out of	Included in	Included in			December 31,
	2014	Level 3	Level 3	Income	Surplus	Purchases	Sales	2014
Bonds	$99,984	$—	$—	$3,055	$(2,348)	$9,962	$(29,774)	$80,879
Common stock	1,784	—	—	(1,765)	—	—	(19)	—

26

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Amounts related to the Company’s other financial instruments not measured at fair value on a recurring basis as of December 31, 2015 and 2014 are as follows:

December 31, 2015	Carrying Value	Fair Value
Admitted Assets
Mortgage loan trusts	$10,269	$10,269
Mortgage loans on real estate	10,246	10,246
Real estate	382	382
Policy loans	5,484	5,484
Liabilities
Policy and contract reserves	$207,894	$206,803
Borrowed money	89,288	89,288

December 31, 2014	Carrying Value	Fair Value
Admitted Assets
Mortgage loan trusts	$11,617	$11,617
Mortgage loans on real estate	10,616	10,616
Real estate	858	858
Policy loans	5,915	5,915
Liabilities
Policy and contract reserves	$209,693	$209,355
Borrowed money	74,200	74,200

7. FHLB Advances

The Company became a member of the Federal Home Loan Bank of Dallas (the “FHLB”) in September 2008. These advances taken are both variable rate and fixed rate advances which range in maturity from two months to twenty years. The Company’s intention is to use the proceeds from these advances to invest in highly-rated Residential Mortgage-backed Securities (“RMBS”) which also qualify as collateral under the program. At December 31, 2015, the Company owned $5,487 of FHLB common stock and had pledged RMBS with a carrying value of $91,984 as collateral. At December 31, 2014, the Company owned $4,352 of FHLB capital stock and has pledged collateral of $73,514 in carrying value of RMBS securities. As of December 31, 2015, the Company had drawn $107,500 in FHLB advances with an unpaid balance of $89,143. As of December 31, 2014, the Company had drawn $87,000 in FHLB advances with an unpaid balance of $74,072. The assets and liability were classified in the general account as the program was established to increase income on the current fixed income portfolio in the general account.

27

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The terms of the Company’s borrowings from the FHLB are summarized as follows:

	Original	Principal			Current
Type	Amount	Remaining	Maturity	Term	Interest Rate
Fixed	$6,000	$6,000	1/25/2016	2 month	0.280%
Fixed	5,000	2,053	8/1/2016	10 year amortizing - 7 year balloon	3.743
Variable	7,000	7,000	1/28/2019	10 year	0.912
Fixed	3,000	1,063	2/1/2019	10 year amortizing	3.426
Fixed	2,000	828	8/1/2019	10 year amortizing	4.006
Fixed	5,000	2,205	12/2/2019	10 year amortizing	3.397
Fixed	5,000	3,766	3/1/2029	20 year amortizing	4.318
Fixed	5,000	4,302	6/3/2019	10 year amortizing - 5 year balloon	1.671
Fixed	5,000	4,343	7/1/2019	10 year amortizing - 5 year balloon	1.738
Fixed	5,000	4,382	8/1/2019	10 year amortizing - 5 year balloon	1.707
Fixed	7,500	6,978	3/2/2020	10 year amortizing - 5 year balloon	1.596
Fixed	7,000	5,981	3/2/2020	5 year amortizing	1.422
Fixed	5,000	5,000	12/1/2020	5 year amortizing	1.642
Fixed	5,000	4,280	5/3/2021	10 year amortizing - 7 year balloon	2.213
Fixed	5,000	4,313	6/1/2021	10 year amortizing - 7 year balloon	2.015
Fixed	5,000	4,355	7/1/2021	10 year amortizing - 7 year balloon	2.129
Fixed	2,000	1,757	8/2/2021	10 year amortizing - 7 year balloon	2.112
Fixed	3,000	2,683	10/1/2021	10 year amortizing - 7 year balloon	2.183
Fixed	5,000	4,813	7/1/2022	10 year amortizing - 7 year balloon	2.248
Fixed	5,000	4,285	5/1/2024	10 year amortizing	2.372
Fixed	5,000	4,321	6/3/2024	10 year amortizing	2.320
Fixed	5,000	4,435	9/3/2024	10 year amortizing	2.224
Accrued interest	—	145
	$107,500	$89,288

Future principal payments are as follows:

2016	$17,519
2017	9,669
2018	9,875
2019	23,899
2020	10,192
Thereafter	17,989

28

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

8. Reinsurance

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $268,521 and $282,672 as of December 31, 2015 and 2014, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $18,474 and $16,930 of its $18,701 and $17,083, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2015 and 2014, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. (“Athene”) on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $162,331 and $168,561 as of December 31, 2015 and 2014, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds are reduced over time by the corresponding amortization of the IMR. The special surplus funds at December 31, 2015 and 2014 were $1,085 and $2,317, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2015 and 2014, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

	2015	2014	2013
Premiums, annuity and fund deposits	$23,949	$26,052	$27,694
Policyholder benefits	44,650	41,259	44,522
Change in insurance and annuity reserves	(19,020)	(15,831)	(19,612)
Policy and contract reserves	503,861	522,677	550,690

29

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The Company entered into a reinsurance agreement with Scottish Re US, Inc. (“SRUS”) effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method.

There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2015 and 2014. During 2015, 2014 and 2013, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2015, 2014 and 2013 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $148, $751 and $204 as of December 31, 2015, 2014 and 2013, respectively):

Year ended December 31,	2015	2014	2013
Short duration contracts:
Direct premiums	$2,752	$2,826	$3,428
Reinsurance ceded	2,752	(2,826)	(3,428)
Total premiums	$—	$—	$—
Long duration contracts:
Direct premiums	$810,402	$818,459	$765,135
Reinsurance ceded	(21,378)	(23,225)	(24,266)
Total premiums	$789,024	$795,234	$740,869

9. Commitments and Contingencies

Various lawsuits against the Company may arise in the ordinary course of the Company’s business, some of which the Company may be indemnified for under certain agreements. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company.

As of December 31, 2015 and 2014, the Company has estimated probable recoveries through premium tax credits to be $507 and $467, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

30

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

10. Federal Income Taxes

Current income taxes incurred for the years ended December 31, 2015, 2014 and 2013 consist of the following major components:

Year ended December 31,	2015	2014	2013
Income tax expense on current year operating income	$1,203	$876	$181
Prior year overaccrual of tax	(251)	(181)	—
Current income taxes incurred	$952	$695	$181

As of December 31, 2015, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code.

31

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Components of the deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) as of December 31, 2015 and 2014 are as follows:

	2015			2014			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$27,535	$2,272	$29,807	$25,193	$2,253	$27,446	$2,342	$19	$2,361
Gross deferred tax liabilities	238	—	238	266	—	266	(28)	—	(28)
	27,297	2,272	29,569	24,927	2,253	27,180	2,370	19	2,389
Less: Nonadmitted deferred tax assets	849	—	849	—	—	—	849	—	849
Net admitted deferred tax assets before statutory valuation allowance	26,448	2,272	28,720	24,927	2,253	27,180	1,521	19	1,540
Statutory valuation allowance	19,569	2,272	21,841	19,868	2,253	22,121	(299)	19	(280)
Net admitted deferred tax assets	$6,879	$—	$6,879	$5,059	$—	$5,059	$1,820	$—	1,820
Increase (decrease) in nonadmitted gross deferred tax assets	$849	$—	$849	$—	$—	$—	$849	$—	$849

32

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2015 and 2014 are as follows:

	2015			2014			Change
December 31,	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
DTAs resulting from book/tax differences in:
Net operating loss carryforward	$7,905	$—	$7,905	$8,624	$—	$8,624	$(719)	$—	$(719)
Capital loss carryforward	—	1,781	1,781	—	1,250	1,250	—	531	531
Insurance reserves	2,982	—	2,982	3,052	—	3,052	(70)	—	(70)
Proxy DAC	16,648	—	16,648	13,517	—	13,517	3,131	—	3,131
Investments	—	491	491	—	1,003	1,003	—	(512)	(512)
Gross DTAs	27,535	2,272	29,807	25,193	2,253	27,446	2,342	19	2,361
Nonadmitted DTAs	849	—	849	—	—	—	849	—	849
DTLs resulting from book/tax differences in:
Fixed assets	176	—	176	189	—	189	(13)	—	(13)
Investments	62	—	62	77	—	77	(15)	—	(15)
Gross DTLs	238	—	238	266	—	266	(28)	—	(28)
Net admitted deferred tax assets before statutory valuation allowance	26,448	2,272	28,720	24,927	2,253	27,180	1,521	19	1,540
Statutory valuation allowance	19,569	2,272	21,841	19,868	2,253	22,121	(299)	19	(280)
Net admitted deferred tax assets	$6,879	$—	$6,879	$5,059	$—	$5,059	$1,820	$—	$1,820

33

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The significant book to tax differences in 2015, 2014 and 2013 are as follows:

	2015	2014	2013
Statutory (loss) income before taxes	$531	$(461)	$(570)
Net realized capital losses	(363)	(1,721)	(342)
Total pre-tax statutory loss	$168	$(2,182)	$(912)
Tax benefit at Federal statutory rate (35%)	$59	$(763)	$(319)
Amounts related to prior years
IMR/AVR	98	282	126
Tax-exempt income/dividend received deduction	(481)	(309)	(2)
Fines and penalties	2	4	6
True up adjustment	(266)	(597)	(10)
Total adjustments	(647)	(620)	120
Federal income tax benefit before change in statutory valuation allowance	(588)	(1,383)	(199)
Change in statutory valuation allowance	(279)	(2,431)	199
Net Federal tax benefit	$(867)	$(3,814)	$—

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A statutory valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. Adjustments to the statutory valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred tax asset that is realizable.

As of December 31, 2015 and 2014, the Company had operating loss carryforwards of approximately $22,587 and $24,640 after write-off for amounts expected to expire unused, respectively. Operating loss carryforwards begin to expire in 2018. As of December 31, 2015 and 2014, the Company had capital loss carryforwards of approximately $5,088 and $3,572, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. Following the December 30, 2011 ownership change, the Company determined that the annual utilization of net operating loss carryforwards was limited to $2,053 per year. Accordingly, the Company determined that at least $20,957 of deferred tax assets resulting from net operating losses would expire unused. Such unused net operating losses have been excluded from the deferred tax asset balance as of December 31, 2015.

The Company has historically filed a separate life insurance company Federal income tax return. However, beginning with the 2013 tax year, it was eligible to join the consolidated Federal tax return filing of its parent company, JN Financial and began filing as a life subgroup of the Federal consolidated return.

34

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The amount of each component of the calculation, by tax character, of the Company’s total adjusted capital ExDTA and the ExDTA Authorized Control Level (“ACL”) RBC ratio at December 31, is as follows:

December 31,	2015	2014
Total capital and surplus	$38,321	$39,817
Adjustments:
AVR	2,928	2,743
Furniture and equipment	—	—
Dividend liability	—	—
Sub AVR	—	—
Sub dividend liability	—	—
P&C non-tabular discounts and/or alien insurance subsidiary - other	—	—
Hedging fair value adjustment	—	—
Credit for capital notes	—	—
Total adjusted capital	41,249	42,560
Less: Deferred tax asset	6,879	5,059
Total adjusted capital ExDTA	$34,370	$37,501
Authorized control level risk-based capital	$4,183	$4,474
Total adjusted capital ExDTA/Authorized control level risk- based capital	822%	838%

11. Related Party Transactions

Effective July 1, 2006, the Company entered into a service agreement with JN Financial. These agreements covered certain general and administrative expenses. During 2015, 2014 and 2013, operating expenses of $19,592, $18,485 and $17,761, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations. Amounts due to JN Financial were $1,842 and $710 at December 31, 2015 and 2014, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulates that the annuity Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agrees to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2015, 2014 and 2013 under these agreements was $2,035, $2,074 and $2,066, respectively.

Effective July 2007, JN Financial, the Company’s parent, created a new subsidiary, JNF Advisors, Inc. (“JNA”). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

35

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Effective February 17, 2011, the Company formed 435 Management LLC as its subsidiary. 435 Management LLC owned certain real estate as a result of foreclosures on residential loans owned by the Company.

Effective June 16, 2014, JN Financial formed JNLNY, a 100% wholly-owned subsidiary of the Company, which commenced operations on April 17, 2015. JNLNY is a New York based insurance company created to serve the New York market. The Company contributed cash and bonds in the amount of $7,649 to seed JNLNY in early 2015.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

During 2015 and 2014, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

12. Separate Accounts

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2015 and 2014 are as follows:

	2015		2014
	Separate	Non-	Separate	Non-
	Accounts With	Guaranteed	Accounts With	Guaranteed
	Guarantees	Separate	Guarantees	Separate
December 31,	Nonindexed	Accounts	Nonindexed	Accounts
Premiums, deposits and other considerations	$—	$789,120	$—	$794,942
For accounts with assets at market value	$649	$3,534,056	$914	$3,197,844
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$649	$—	$914	$—
At market value	—	3,532,781	—	3,196,100
Not subject to discretionary withdrawal	—	1,275	—	1,744
Total separate account liabilities	$649	$3,534,056	$914	$3,197,844

36

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Amounts transferred to non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2015, 2014 and 2013 are as follows:

Year ended December 31,	2015	2014	2013
Transfers to separate accounts	$789,120	$794,942	$740,899
Transfers from separate accounts	366,509	275,816	189,888
Net transfers to separate accounts	$422,611	$519,126	$551,011

13. Employee Benefits

The Company provides certain life insurance benefits for a limited number of currently retired employees who worked for the Company prior to 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $204 and $273 at December 31, 2015 and 2014, respectively, and was included in other liabilities. The expenses for these plans were $25 and $7 at December 31, 2015 and 2014, respectively. The discount rate used in determining the benefit obligation was 5.25%.

14. Capital and Surplus

The maximum amount of dividends which can be paid by the State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Any such dividend must also be paid from earned surplus as calculated by a formula created by the Texas Department of Insurance. Statutory net income from operations before federal income taxes and realized capital gains or losses for 2015 was $531. Statutory surplus with regards to policyholders as of December 31, 2015 was $38,321. The Company had no earned surplus as of December 31, 2015. The maximum dividend payout which may be made without prior approval in 2016 is $-0-.

Life and health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2015 and 2014, the Company met its RBC requirements.

15. Subsequent Events

The Company’s management has performed subsequent events procedures through March 30, 2016, which is the date the statutory basis financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

37

Independent Auditor’s Report on Supplementary Information

Board of Directors of Jefferson National Life Insurance Company

Our audits of the basic statutory basis financial statements included in the preceding section of this report were performed for the purpose of forming an opinion on those statements taken as a whole. The supplementary information presented in the following section of this report is presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and is not a required part of the basic statutory basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements or to the basic statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

BDO USA, LLP
New York, New York
March 30, 2016

38

Jefferson National Life Insurance Company

Selected Financial Data

(dollars in thousands)

As of and for the year ended December 31, 2015
Gross Investment Income Earned (Excluding Amortization of the IMR):
Government bonds	$229
Other bonds (unaffiliated)	19,468
Preferred stock (unaffiliated)	407
Common stock	135
Mortgage loans on real estate	1,334
Policy loans	386
Cash and short-term investments	9
Other invested assets	—
Miscellaneous investment income	—
Gross Investment Income	$21,968

Bonds and Short-term Investments By Class and Maturity:
Bonds by maturity — statement value:
Due within one year or less	$21,918
Over 1 year through 5 years	105,000
Over 5 years through 10 years	202,767
Over 10 years through 20 years	65,460
Over 20 years	61,288
Total By Maturity	$456,433

Bonds By Class — Statement Value:
Class 1	$330,649
Class 2	103,515
Class 3	21,094
Class 4	502
Class 5	—
Class 6	673
Total By Class	$456,433

Total bonds publicly traded	$351,608
Total bonds privately placed	104,825

Preferred stocks — statement value	5,882
Short-term investments — book value	820
Cash on deposit	3,311
Life Insurance In-Force:
Ordinary	$186

39

Jefferson National Life Insurance Company

Selected Financial Data

(dollars in thousands)

December 31, 2015
Life Insurance Policies With Disability Provision In-Force:
Ordinary	$38,982
Group life	1

Supplementary Contracts In Force:
Ordinary - not involving life contingencies - amount of income payable	1,207
Ordinary - involving life contingencies - amount of income payable	1,829
Group - not involving life contingencies - amount of income payable	70
Group - involving life contingencies - amount of income payable	322

Annuities:
Ordinary:
Immediate - amount of income payable	259
Deferred - fully paid account balance	36,994
Deferred - not fully paid -account balance	3,726,468

40

ANNUAL STATEMENT FOR THE YEAR 2015 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

SUMMARY INVESTMENT SCHEDULE

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
				4
				Securities
				Lending	5
				Reinvested	Total
	1	2	3	Collateral	(Col. 3 + 4)	6
Investment Categories	Amount	Percentage	Amount	Amount	Amount	Percentage
1. Bonds:
1.1 U.S. treasury securities	8,686,359	1.714	8,686,359	0	8,686,359	1.715
1.2 U.S. government agency obligations (excluding mortgage-backed securities):
1.21 Issued by U.S. government agencies		0.000			0	0.000
1.22 Issued by U.S. government sponsored agencies		0.000			0	0.000
1.3 Non-U.S. government (including Canada, excluding mortgaged-backed securities)	3,067,963	0.605	3,067,963	0	3,067,963	0.606
1.4 Securities issued by states, territories, and possessions and political subdivisions in the U.S. :
1.41 States, territories and possessions general obligations		0.000			0	0.000
1.42 Political subdivisions of states, territories and possessions and political subdivisions general obligations	1,837,926	0.363	1,837,926	0	1,837,926	0.363
1.43 Revenue and assessment obligations	9,547,066	1.884	9,547,066	0	9,547,066	1.885
1.44 Industrial development and similar obligations		0.000			0	0.000
1.5 Mortgage-backed securities (includes residential and commercial MBS):
1.51 Pass-through securities:
1.511 Issued or guaranteed by GNMA	247,879	0.049	247,879	0	247,879	0.049
1.512 Issued or guaranteed by FNMA and FHLMC	93,522,498	18.453	93,522,498	0	93,522,498	18.462
1.513 All other		0.000			0	0.000
1.52 CMOs and REMICs:
1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA	4,539,042	0.896	4,539,042	0	4,539,042	0.896
1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies shown in Line 1.521		0.000			0	0.000
1.523 All other	143,614,538	28.337	143,614,538	0	143,614,538	28.350
2. Other debt and other fixed income securities (excluding short-term):
2.1 Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	163,761,141	32.313	163,761,141	0	163,761,141	32.327
2.2 Unaffiliated non-U.S. securities (including Canada)	26,788,025	5.286	26,788,025	0	26,788,025	5.288
2.3 Affiliated securities		0.000			0	0.000
3. Equity interests:
3.1 Investments in mutual funds		0.000			0	0.000
3.2 Preferred stocks:
3.21 Affiliated		0.000			0	0.000
3.22 Unaffiliated	5,881,800	1.161	5,881,800	0	5,881,800	1.161
3.3 Publicly traded equity securities (excluding preferred stocks):
3.31 Affiliated		0.000			0	0.000
3.32 Unaffiliated	1,617,621	0.319	1,617,621	0	1,617,621	0.319
3.4 Other equity securities:
3.41 Affiliated	7,459,989	1.472	7,459,989		7,459,989	1.473
3.42 Unaffiliated	5,487,400	1.083	5,487,400	0	5,487,400	1.083
3.5 Other equity interests including tangible personal property under lease:
3.51 Affiliated		0.000			0	0.000
3.52 Unaffiliated		0.000			0	0.000
4. Mortgage loans:
4.1 Construction and land development		0.000			0	0.000
4.2 Agricultural		0.000			0	0.000
4.3 Single family residential properties	775,542	0.153	775,542		775,542	0.153
4.4 Multifamily residential properties		0.000			0	0.000
4.5 Commercial loans	19,739,492	3.895	19,739,492		19,739,492	3.897
4.6 Mezzanine real estate loans		0.000			0	0.000
5. Real estate investments:
5.1 Property occupied by company		0.000	0		0	0.000
5.2 Property held for production of income (including $0 of property acquired in satisfaction of debt)		0.000	0		0	0.000
5.3 Property held for sale (including $0 property acquired in satisfaction of debt)	382,407	0.075	382,407		382,407	0.075
6. Contract loans	5,714,759	1.128	5,484,370		5,484,370	1.083
7. Derivatives		0.000	0		0	0.000
8. Receivables for securities		0.000	0		0	0.000
9. Securities Lending (Line 10, Asset Page reinvested collateral)		0.000	0	XXX	XXX	XXX
10. Cash, cash equivalents and short-term investments	4,130,968	0.815	4,130,968	0	4,130,968	0.815
11. Other invested assets		0.000			0	0.000
12. Total invested assets	506,802,415	100.000	506,572,026	0	506,572,026	100.000

SI01

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

For The Year Ended December 31, 2015
(To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ADDRESS (City, State and Zip Code) Louisville, KY 40223

NAIC Group Code 4836                           NAIC Company Code 64017                            Federal Employer’s Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.     Reporting entity’s total admitted assets as reported on Page 2 of this annual statement.                                       $522,720, 643

2.   Ten largest exposures to a single issuer/borrower/investment.

4
1	2	3	Percentage of Total
Issuer	Description of Exposure	Amount	Admitted Assets
2.01	BATLN 2013-4A D	BOND	$7,517, 641	1.4%
2.02	WTFRT 2007-1A B	BOND	$7,302,460	1.4%
2.03	RAMP 2004-RZ2 AI6	BOND	$6,692,155	1.3%
2.04	SYMP 2006-2A B	BOND	$6,562,233	1.3%
2.05	JFIN 2012-1A C	BOND	$6,529,311	1.2%
2.06	OCP 2012-2A E	BOND	$6,476,717	1.2%
2.07	CENT9 2005-9A A2	BOND	$6,349,873	1.2%
2.08	ABSHE 2004-HE8 M1	BOND	$5,906,799	1.1%
2.09	CEN11 2006-11A A2	BOND	$5,437,221	1.0%
2.10	FEDERAL HOME LOAN BANK OF DALLAS	COMMON STOCK	$5,487,400	1.0%

3.	Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC designation.

Bonds	1	2	Preferred Stocks	3	4
3.01	NAIC-1	$330, 649,128	63.3%	3.07	P/RP-1	$	0.0%
3.02	NAIC-2	$103,515,104	19.8%	3.08	P/RP-2	$3,381,800	0.6%
3.03	NAIC-3	$21,094,199	4.0%	3.09	P/RP-3	$2,500,000	0.5%
3.04	NAIC-4	$501,926	0.1%	3.10	P/RP-4	$	0.0%
3.05	NAIC-5	$0.0%	3.11	P/RP-5	$	0.0%
3.06	NAIC-6	$672,570	0.1%	3.12	P/RP-6	$	0.0%

4.	Assets held in foreign investments:
4.01	Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?	Yes ☐ No ☒
If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

4.02	Total admitted assets held in foreign investments	$102,289,741	19. 6%
4.03	Foreign-currency-denominated investments	$	0.0%
4.04	Insurance liabilities denominated in that same foreign currency	$	0.0%

285

SUPPLEMENT FOR THE YEAR 2015 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

5.	Aggregate foreign investment exposure categorized by NAIC sovereign designation:

1	2
5.01	Countries designated NAIC-1	$98,482,882	18.8%
5.02	Countries designated NAIC-2	$3,806,859	0.7%
5.03	Countries designated NAIC-3 or below	$	0.0%

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

1	2
Countries designated NAIC - 1:
6.01	Country 1: CAYMAN ISLANDS	$69,607,664	13.3%
6.02	Country 2: NETHERLANDS	$5,674,320	1.1%
Countries designated NAIC - 2:
6.03	Country 1: MEXICO	$2,454,920	0.5%
6.04	Country 2: COLOMBIA	$977,421	0.2%
Countries designated NAIC - 3 or below:
6.05	Country 1:	$	0.0%
6.06	Country 2:	$	0.0%

1	2
7.	Aggregate unhedged foreign currency exposure	$	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

1	2
8.01	Countries designated NAIC-1	$	0.0%
8.02	Countries designated NAIC-2	$	0.0%
8.03	Countries designated NAIC-3 or below	$	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign designation:

1	2
Countries designated NAIC - 1:
9.01	Country 1:	$	0.0%
9.02	Country 2:	$	0.0%
Countries designated NAIC - 2:
9.03	Country 1:	$	0.0%
9.04	Country 2:	$	0.0%
Countries designated NAIC - 3 or below:
9.05	Country 1:	$	0.0%
9.06	Country 2:	$	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

1	2
Issuer	NAIC Designation	3	4
10.01	WTFRT 2007-1A B	1AM	$7,302,460	1.4%
10.02	SYMP 2006-2A B	1FE	$6,562,233	1.3%
10.03	JFIN 2012-1A C	1FE	$6,529,311	1.2%
10.04	CENT9 2005-9A A2	1FE	$6,349,873	1.2%
10.05	ALM 2013-7R2A C	1FE	$6,133,355	1.2%
10.06	CEN11 2006-11A A2	1FE	$5,437,221	1.0%
10.07	OCP 2012-2A D	3AM	$5,004,269	1.0%
10.08	BATLN 2013-4A C	1AM	$4,766,709	0.9%
10.09	APID 2013-12A D	1AM	$4,016,611	0.8%
10.10	ACASC 2013-2A D	1AM	$3,578,705	0.7%

285.1

SUPPLEMENT FOR THE YEAR 2015 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01	Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

		1	2
11.02	Total admitted assets held in Canadian investments		$0.0%
11.03	Canadian-currency-denominated investments		$0.0%
11.04	Canadian-denominated insurance liabilities		$0.0%
11.05	Unhedged Canadian currency exposure		$0.0%

12.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions:

12.01	Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions		$0.0%
	Largest three investments with contractual sales restrictions:
12.03			$0.0%
12.04			$0.0%
12.05			$0.0%

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01	Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets?	Yes ☐ No ☒

If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

	1
	Issuer	2	3
13.02	FEDERAL HOME LOAN BANK OF DALLAS	$5,487,400	1.0%
13.03	WELLS FARGO & COMPANY	$2,881,800	0.6%
13.04	RENAISSANCERE HOLDINGS L	$500,000	0.1%
13.05	CITIGROUP INC.	$500,000	0.1%
13.06	CAPITAL ONE FINANCIAL CO.	$500,000	0.1%
13.07	FIFTH THIRD BANCORP	$500,000	0.1%
13.08	GOLDMAN SACHS GROUP INC.	$500,000	0.1%
13.09	MORGAN STANLEY	$500,000	0.1%
13.10	ENTERPRISE PRODUCTS PARTNERS	$242,984	0.0%
13.11	ENERGY TRANSFER PARTNERS LP	$132,660	0.0%

285.2

SUPPLEMENT FOR THE YEAR 2015 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

14.01	Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities		$0.0%
	Largest three investments held in nonaffiliated, privately placed equities:
14.03			$0.0%
14.04			$0.0%
14.05			$0.0%

15.	Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

15.01	Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests		$0.0%
	Largest three investments in general partnership interests:
15.03			$0.0%
15.04			$0.0%
15.05			$0.0%

16.	Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

16.01	Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets?	Yes ☐ No ☒

If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

	1 Type (Residential, Commercial, Agricultural)	2	3

16.02	RESIDENTIAL	$626,383	0.1%
16.03	COMMERICAL	$606,706	0.1%
16.04	COMMERICAL	$555,538	0.1%
16.05	COMMERICAL	$507,268	0.1%
16.06	COMMERICAL	$502,607	0.1%
16.07	COMMERICAL	$493,084	0.1%
16.08	COMMERICAL	$455,558	0.1%
16.09	COMMERICAL	$408,072	0.1%
16.10	COMMERICAL	$378,487	0.1%
16.11	COMMERICAL	$368,593	0.1%

285.3

SUPPLEMENT FOR THE YEAR 2015 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:
						Loans
16.12			Construction loans			$		0.0%
16.13			Mortgage loans over 90 days past due			$		0.0%
16.14			Mortgage loans in the process of foreclosure			$149,159		0.0%
16.15			Mortgage loans foreclosed			$		0.0%
16.16			Restructured mortgage loans			$2,175,725		0.4%

17.						Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential			Commercial			Agricultural
Loan to Value	1		2	3		4	5	6
17.01 above 95%	$		0.0%		$288,032	0.1%	$	0.0%
17.02 91 to 95%		$149,159	0.0%	$		0.0%	$	0.0%
17.03 81 to 90%	$		0.0%	$		0.0%	$	0.0%
17.04 71 to 80%	$		0.0%		$2,282,792	0.4%	$	0.0%
17.05 below 70%		$626,383	0.1%		$17,168,668	3.3%	$	0.0%

18.						Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

18.01						Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets?		Yes ☒ No ☐

If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

Largest five investments in any one parcel or group of contiguous parcels of real estate.

Description
1							2	3
18.02						$		0.0%
18.03						$		0.0%
18.04						$		0.0%
18.05						$		0.0%
18.06						$		0.0%

19.						Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

19.01						Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets?		Yes ☒ No ☐

If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

1							2	3
19.02			Aggregate statement value of investments held in mezzanine real estate loans:			$		0.0%
Largest three investments held in mezzanine real estate loans:
19.03						$		0.0%
19.04						$		0.0%
19.05						$		0.0%

285.4

SUPPLEMENT FOR THE YEAR 2015 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

					At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
20.01	Securities lending agreements (do not include assets held as collateral for such transactions)	$		0.0%	$	$	$
20.02	Repurchase agreements	$		0.0%	$	$	$
20.03	Reverse repurchase agreements	$		0.0%	$	$	$
20.04	Dollar repurchase agreements	$		0.0%	$	$	$
20.05	Dollar reverse repurchase agreements	$		0.0%	$	$	$

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned				Written
		1		2		3	4
21.01	Hedging	$		0.0%	$		0.0%
21.02	Income generation	$		0.0%	$		0.0%
21.03	Other	$		0.0%	$		0.0%

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

					At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
22.01	Hedging		$0	0.0%	$	$	$
22.02	Income generation		$0	0.0%	$	$	$
22.03	Replications		$0	0.0%	$	$	$
22.04	Other		$0	0.0%	$	$	$

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

					At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
23.01	Hedging		$0	0.0%	$	$	$
23.02	Income generation	$		0.0%	$	$	$
23.03	Replications	$		0.0%	$	$	$
23.04	Other	$		0.0%	$	$	$

285.5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2015

Jefferson National Life Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS

Table of Contents

December 31, 2015

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statement of Assets and Liabilities

December 31, 2015

	SHARES	COST	VALUE
Assets:
Investments in portfolio shares, at net asset value (Note 2):
The Alger Portfolios:
Capital Appreciation Portfolio	119,435.290	$6,365,546	$8,052,333
Large Cap Growth Portfolio	78,017.640	3,479,657	4,155,218
Mid Cap Growth Portfolio	116,833.914	1,605,915	2,279,431
Small Cap Growth Portfolio	70,546.664	1,832,057	1,444,087
AB Variable Products Series Fund, Inc.:
Growth and Income Portfolio	12,667.570	333,792	381,548
American Century Variable Portfolios, Inc:
Balanced Fund	55,347.747	391,206	383,557
Income & Growth Fund	116,017.183	871,938	994,264
Inflation Protection Fund	31,908.605	344,483	317,173
International Fund	57,040.675	500,923	571,550
Large Company Value Fund	3,339.138	39,869	48,050
Ultra Fund	3,707.097	46,337	57,349
Value Fund	280,446.756	1,804,704	2,481,957
Columbia Funds Variable Series Trust:
Seligman Global Technology Portfolio	37,280.344	856,912	1,005,823
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	11,870.621	194,284	198,358
The Dreyfus Socially Responsible Growth Fund, Inc.	49,918.591	1,520,720	1,924,863
Dreyfus Stock Index Fund	309,540.203	9,580,181	13,440,236
Dreyfus Variable Investment Fund:
International Value Portfolio	54,329.045	537,117	545,467
Federated Insurance Series:
High Income Bond Fund II	167,184.429	1,114,978	1,063,292
Kaufmann Fund II	7,467.488	113,355	125,604
Managed Volatility Fund II	59,435.583	590,653	552,158
Guggenheim Variable Insurance Funds:
CLS AdvisorOne Global Diversified Equity	7,727.727	283,136	275,881
CLS AdvisorOne Growth and Income	6,882.823	181,424	168,906
Long Short Equity Fund	5,211.317	75,428	79,577
Multi-Hedge Strategies Fund	108.061	2,312	2,602
Rydex Banking Fund	1,817.745	22,722	20,556
Rydex Basic Materials Fund	3,631.221	83,407	63,544
Rydex Biotechnology Fund	12,975.420	984,290	1,079,687
Rydex Commodities Strategy Fund	3,817.643	34,337	18,096
Rydex Consumer Products Fund	3,971.116	214,596	244,423
Rydex Dow 2X Strategy Fund	6,380.310	631,331	537,286
Rydex Electronics Fund	1,902.909	90,348	93,281
Rydex Energy Fund	26,643.048	671,627	409,236
Rydex Energy Services Fund	21,907.585	386,584	211,847
Rydex Europe 1.25X Strategy Fund	13,432.227	229,017	197,590
Rydex Financial Services Fund	4,717.333	89,760	101,328
Rydex Government Long Bond 1.2X Strategy Fund	28,336.011	898,531	842,427
Rydex Health Care Fund	12,916.435	720,876	780,927
Rydex Internet Fund	6,905.971	125,788	121,890
Rydex Inverse Dow 2X Strategy Fund	2,246.590	122,934	70,476
Rydex Inverse Government Long Bond Strategy Fund	978.688	54,629	34,951
Rydex Inverse Mid-Cap Strategy Fund	62.883	3,459	2,046
Rydex Inverse NASDAQ-100® Strategy Fund	1,527.728	38,786	33,196
Rydex Inverse Russell 2000® Strategy Fund	24.109	949	716
Rydex Inverse S&P 500 Strategy Fund	8,395.971	145,761	133,917
Rydex Japan 2X Strategy Fund	19,777.758	235,027	203,119
Rydex Leisure Fund	2,445.089	189,008	186,882
Rydex Mid Cap 1.5X Strategy Fund	14,801.442	464,267	460,623

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statement of Assets and Liabilities – Continued

December 31, 2015

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Guggenheim Variable Insurance Funds: (continued)
Rydex NASDAQ-100® Fund	77,113.222	$2,177,947	$2,634,187
Rydex NASDAQ-100® 2X Strategy Fund	29,672.434	1,223,232	1,147,433
Rydex Nova Fund	6,569.871	559,734	1,017,152
Rydex Precious Metals Fund	14,750.090	504,062	264,763
Rydex Real Estate Fund	2,351.219	80,989	81,113
Rydex Retailing Fund	5,851.115	101,812	102,338
Rydex Russell 2000® 1.5X Strategy Fund	4,238.012	186,122	208,044
Rydex Russell 2000® 2X Strategy Fund	258.826	48,818	36,152
Rydex S&P 500 2X Strategy Fund	3,492.368	709,668	576,907
Rydex S&P 500 Pure Growth Fund	58,505.581	2,586,557	2,557,863
Rydex S&P 500 Pure Value Fund	3,615.207	400,613	362,065
Rydex S&P MidCap 400 Pure Growth Fund	7,617.903	281,407	245,527
Rydex S&P MidCap 400 Pure Value Fund	1,319.368	134,648	111,610
Rydex S&P SmallCap 600 Pure Growth Fund	4,933.288	222,764	207,196
Rydex S&P SmallCap 600 Pure Value Fund	2,217.815	278,159	232,761
Rydex Strengthening Dollar 2X Strategy Fund	303.897	12,701	13,204
Rydex Technology Fund	3,826.989	259,803	274,359
Rydex Telecommunications Fund	576.145	29,474	28,065
Rydex Transportation Fund	447.709	12,239	11,286
Rydex U.S. Government Money Market Fund	1,659,452.069	1,659,451	1,659,449
Rydex Utilities Fund	19,953.670	466,955	455,947
Rydex Weakening Dollar 2X Strategy Fund	730.148	16,631	11,296
Invesco Variable Insurance Funds:
Core Equity Fund	15,269.337	415,094	516,716
Diversified Dividend Fund	11,170.637	239,175	259,943
Global Health Care Fund	12,949.482	377,797	411,147
Global Real Estate Fund	34,730.177	463,874	568,184
High Yield Fund	112,680.068	614,555	570,160
Mid Cap Core Equity Fund	19,073.860	259,508	227,172
Money Market Fund	8,819,429.626	8,819,430	8,819,432
Technology Fund	10,728.060	202,321	202,011
Value Opportunities Fund	17,500.178	136,349	136,327
Janus Aspen Series - Institutional:
Balanced Portfolio	27,172.632	779,071	817,353
Enterprise Portfolio	147,090.502	5,236,067	8,432,702
Forty Portfolio	11,988.271	448,394	436,015
Global Research Portfolio	191,979.071	5,764,320	7,725,243
Janus Portfolio	306,250.818	7,311,411	9,444,771
Overseas Portfolio	27,533.241	1,118,680	792,958
Perkins Mid Cap Value Portfolio	2,771.928	47,493	44,934
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	15,304.365	318,697	240,281
International Equity Portfolio	57,431.643	756,244	705,261
US Small-Mid Cap Equity Portfolio	167,224.036	1,419,099	1,235,789
US Strategic Equity Portfolio	14,280.634	168,979	151,946
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio	6,753.020	200,299	177,469
ClearBridge Dividend Strategy Portfolio	5,410.631	80,491	81,161
ClearBridge Large Cap Growth Portfolio	43,500.193	980,789	918,727
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	2,686.974	21,587	17,546
Lord Abbett Series Fund, Inc:
Calibrated Dividend Growth Portfolio	27,950.352	386,756	380,127
Growth and Income Portfolio	87,322.760	2,297,557	2,812,666

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statement of Assets and Liabilities – Continued

December 31, 2015

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio	54,818.407	$588,092	$723,057
Mid-Cap Growth Portfolio	23,867.584	604,166	542,511
Mid Cap Intrinsic Value Portfolio	9,521.325	155,039	150,916
Short Duration Bond Portfolio	58,872.437	649,832	619,340
Socially Responsive Portfolio	11,785.624	196,898	252,917
Northern Lights Variable Trust:
JNF SSGA Sector Rotation Portfolio	565,157.521	13,367,810	15,332,723
JNF SSGA Tactical Allocation Portfolio	442,312.176	7,064,152	7,015,071
PIMCO Variable Insurance Trust:
All Asset Portfolio	26,868.060	295,883	244,500
CommodityRealReturn Strategy Portfolio	5,734.456	82,731	39,626
Emerging Markets Bond Portfolio	1,124.629	14,925	13,159
Foreign Bond US Dollar-Hedged Portfolio	3,832.498	39,814	40,393
Global Bond Unhedged Portfolio	17,174.005	213,475	193,376
High Yield Portfolio	18,531.052	142,217	134,535
Long-Term US Government Portfolio	12,242.132	143,219	142,496
Low Duration Portfolio	12,763.453	134,560	130,825
Real Return Portfolio	113,883.558	1,532,513	1,358,624
Short-Term Portfolio	32,166.440	331,594	330,346
Total Return Portfolio	374,026.592	4,187,338	3,957,192
Pioneer Variable Contracts Trust:
Disciplined Value Portfolio	4,322.133	48,944	48,062
Emerging Markets Portfolio	4,261.525	101,584	64,093
Equity Income Portfolio	18,345.498	420,227	519,728
Fund Portfolio	7,821.509	166,281	154,783
High Yield Portfolio	8,733.828	90,419	74,145
Mid Cap Value Portfolio	3,433.822	71,519	64,214
Strategic Income Portfolio	10,939.694	114,710	106,770
Royce Capital Fund:
Micro-Cap Portfolio	22,302.734	237,847	208,310
Small-Cap Portfolio	66,201.378	687,027	558,077
Third Avenue Variable Series Trust:
Value Portfolio	63,726.532	844,832	939,329
Van Eck VIP Trust:
Emerging Markets Fund	86,595.902	1,032,471	909,257
Global Hard Assets Fund	60,543.279	1,757,303	1,021,973
Unconstrained Emerging Markets Bond Fund	29,507.404	307,994	225,140
Wells Fargo VT Funds:
Discovery Fund	84,791.692	1,925,290	2,203,739
Opportunity Fund	66,960.944	1,184,320	1,677,377
Total assets			$144,758,690

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statement of Assets and Liabilities – Continued

December 31, 2015

VALUE
Net assets attributable to:
Contract owners' deferred annuity reserves:
The Alger Portfolios:
Capital Appreciation Portfolio	$8,052,333
Large Cap Growth Portfolio	4,155,218
Mid Cap Growth Portfolio	2,279,431
Small Cap Growth Portfolio	1,444,087
AB Variable Products Series Fund, Inc.:
Growth and Income Portfolio	381,548
American Century Variable Portfolios, Inc:
Balanced Fund	383,557
Income & Growth Fund	994,264
Inflation Protection Fund	317,173
International Fund	571,550
Large Company Value Fund	48,050
Ultra Fund	57,349
Value Fund	2,481,957
Columbia Funds Variable Series Trust:
Seligman Global Technology Portfolio	1,005,823
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	198,358
The Dreyfus Socially Responsible Growth Fund, Inc.	1,924,863
Dreyfus Stock Index Fund	13,429,061
Dreyfus Variable Investment Fund:
International Value Portfolio	545,467
Federated Insurance Series:
High Income Bond Fund II	1,063,292
Kaufmann Fund II	125,604
Managed Volatility Fund II	552,158
Guggenheim Variable Insurance Funds:
CLS AdvisorOne Global Diversified Equity Fund	275,881
CLS AdvisorOne Growth and Income Fund	168,906
Long Short Equity Fund	79,577
Multi-Hedge Strategies Fund	2,602
Rydex Banking Fund	20,556
Rydex Basic Materials Fund	63,544
Rydex Biotechnology Fund	1,079,687
Rydex Commodities Strategy Fund	18,096
Rydex Consumer Products Fund	244,423
Rydex Dow 2X Strategy Fund	537,286
Rydex Electronics Fund	93,281
Rydex Energy Fund	409,236
Rydex Energy Services Fund	211,847
Rydex Europe 1.25X Strategy Fund	197,590
Rydex Financial Services Fund	101,328
Rydex Government Long Bond 1.2X Strategy Fund	842,427
Rydex Health Care Fund	780,927
Rydex Internet Fund	121,890
Rydex Inverse Dow 2X Strategy Fund	70,476
Rydex Inverse Government Long Bond Strategy Fund	34,951
Rydex Inverse Mid-Cap Strategy Fund	2,046
Rydex Inverse NASDAQ-100® Strategy Fund	33,196
Rydex Inverse Russell 2000® Strategy Fund	716
Rydex Inverse S&P 500 Strategy Fund	133,917
Rydex Japan 2X Strategy Fund	203,119
Rydex Leisure Fund	186,882
Rydex Mid Cap 1.5X Strategy Fund	460,623
Rydex NASDAQ-100® Fund	2,628,654

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statement of Assets and Liabilities – Continued

December 31, 2015

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Guggenheim Variable Insurance Funds: (continued)
Rydex NASDAQ-100® 2X Strategy Fund	$1,147,433
Rydex Nova Fund	1,017,152
Rydex Precious Metals Fund	264,763
Rydex Real Estate Fund	81,113
Rydex Retailing Fund	102,338
Rydex Russell 2000® 1.5X Strategy Fund	208,044
Rydex Russell 2000® 2X Strategy Fund	36,152
Rydex S&P 500 2X Strategy Fund	576,907
Rydex S&P 500 Pure Growth Fund	2,557,863
Rydex S&P 500 Pure Value Fund	362,065
Rydex S&P MidCap 400 Pure Growth Fund	245,527
Rydex S&P MidCap 400 Pure Value Fund	111,610
Rydex S&P SmallCap 600 Pure Growth Fund	207,196
Rydex S&P SmallCap 600 Pure Value Fund	232,761
Rydex Strengthening Dollar 2X Strategy Fund	13,204
Rydex Technology Fund	274,359
Rydex Telecommunications Fund	28,065
Rydex Transportation Fund	11,286
Rydex U.S. Government Money Market Fund	1,659,449
Rydex Utilities Fund	455,947
Rydex Weakening Dollar 2X Strategy Fund	11,296
Invesco Variable Insurance Funds:
Core Equity Fund	516,716
Diversified Dividend Fund	259,943
Global Health Care Fund	411,147
Global Real Estate Fund	568,184
High Yield Fund	570,160
Mid Cap Core Equity Fund	227,172
Money Market Fund	8,819,432
Technology Fund	202,011
Value Opportunities Fund	136,327
Janus Aspen Series - Institutional:
Balanced Portfolio	817,353
Enterprise Portfolio	8,426,019
Forty Portfolio	436,015
Global Research Portfolio	7,725,243
Janus Portfolio	9,444,771
Overseas Portfolio	792,958
Perkins Mid Cap Value Portfolio	44,934
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	240,281
International Equity Portfolio	705,261
US Small-Mid Cap Equity Portfolio	1,235,789
US Strategic Equity Portfolio	151,946
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio	177,469
ClearBridge Dividend Strategy Portfolio	81,161
ClearBridge Large Cap Growth Portfolio	918,727
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	17,546
Lord Abbett Series Fund, Inc:
Calibrated Dividend Growth Portfolio	380,127
Growth and Income Portfolio	2,770,844
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio	723,057
The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statement of Assets and Liabilities – Continued

December 31, 2015

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Neuberger Berman Advisers Management Trust: (continued)
Mid-Cap Growth Portfolio	$542,511
Mid Cap Intrinsic Value Portfolio	150,916
Short Duration Bond Portfolio	619,340
Socially Responsive Portfolio	252,917
Northern Lights Variable Trust:
JNF SSGA Sector Rotation Portfolio	15,332,723
JNF SSGA Tactical Allocation Portfolio	7,015,071
PIMCO Variable Insurance Trust:
All Asset Portfolio	244,500
CommodityRealReturn Strategy Portfolio	39,626
Emerging Markets Bond Portfolio	13,159
Foreign Bond US Dollar-Hedged Portfolio	40,393
Global Bond Unhedged Portfolio	193,376
High Yield Portfolio	134,535
Long-Term US Government Portfolio	142,496
Low Duration Portfolio	130,825
Real Return Portfolio	1,358,624
Short-Term Portfolio	330,346
Total Return Portfolio	3,957,192
Pioneer Variable Contracts Trust:
Disciplined Value Portfolio	48,062
Emerging Markets Portfolio	64,093
Equity Income Portfolio	519,728
Fund Portfolio	154,783
High Yield Portfolio	74,145
Mid Cap Value Portfolio	64,214
Strategic Income Portfolio	106,770
Royce Capital Fund:
Micro-Cap Portfolio	208,310
Small-Cap Portfolio	558,077
Third Avenue Variable Series Trust:
Value Portfolio	939,329
Van Eck VIP Trust:
Emerging Markets Fund	909,257
Global Hard Assets Fund	1,021,973
Unconstrained Emerging Markets Bond Fund	225,140
Wells Fargo VT Funds:
Discovery Fund	2,203,739
Opportunity Fund	1,677,377
Net assets attributable to contract owners' deferred annuity reserves	$144,693,477
Contract owners' annuity payment reserves:
Dreyfus Stock Index Fund	$11,175
Lord Abbett Series Fund, Inc:
Growth and Income Portfolio	41,822
Net assets attributable to contract owners' annuity payment reserves	$52,997
Contract owners' death benefit reserves
Guggenheim Variable Insurance Funds:
Rydex NASDAQ-100® Fund	$5,533
Janus Aspen Series - Institutional:
Enterprise Portfolio	6,683
Net assets attributable to contract owners' death benefit reserves	$12,216
Net assets attributable to contract owners' reserves	$144,758,690

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations

For the Year Ended December 31, 2015

	THE ALGER PORTFOLIOS				AB VARIABLE PRODUCTS SERIES (a)*
	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	GROWTH AND INCOME
Investment income:
Income dividends from investments in portfolio shares	$6,758	$—	$—	$—	$5,905
Expenses:
Mortality and expense risk fees	115,254	61,221	35,829	21,561	6,299
Administrative fees	11,235	5,750	2,923	2,077	403
Total expenses	126,489	66,971	38,752	23,638	6,702
Net investment income (expense)	(119,731)	(66,971)	(38,752)	(23,638)	(797)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	643,112	330,843	135,293	50,290	36,250
Net realized short-term capital gain distributions from investments in portfolio shares	31,070	192,235	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	864,917	270,062	—	424,802	—
Net realized gain (loss) on investments in portfolio shares	1,539,099	793,140	135,293	475,092	36,250
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,020,890)	(694,945)	(160,519)	(519,785)	(34,501)
Net increase (decrease) in net assets from operations	$398,478	$31,224	$(63,978)	$(68,331)	$952

Statements of Changes in Net Assets

For the Year Ended December 31, 2015

	THE ALGER PORTFOLIOS				AB VARIABLE PRODUCTS SERIES (a)*
	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	GROWTH AND INCOME
Changes from operations:
Net investment income (expense)	$(119,731)	$(66,971)	$(38,752)	$(23,638)	$(797)
Net realized gain (loss) on investments in portfolio shares	1,539,099	793,140	135,293	475,092	36,250
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,020,890)	(694,945)	(160,519)	(519,785)	(34,501)
Net increase (decrease) in net assets from operations	398,478	31,224	(63,978)	(68,331)	952
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	76,413	31,504	15,959	8,213	551
Contract redemptions	(913,466)	(532,539)	(349,055)	(158,383)	(80,521)
Net transfers	(317,721)	(114,886)	(25,149)	(15,263)	13,005
Net increase (decrease) in net assets from contract owners' transactions	(1,154,774)	(615,921)	(358,245)	(165,433)	(66,965)
Net increase (decrease) in net assets	(756,296)	(584,697)	(422,223)	(233,764)	(66,013)
Net assets, beginning of period	8,808,629	4,739,915	2,701,654	1,677,851	447,561
Net assets, end of period	$8,052,333	$4,155,218	$2,279,431	$1,444,087	$381,548

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	AMERICAN CENTURY VARIABLE PORTFOLIOS							COLUMBIA FUNDS VARIABLE SERIES TRUST	DIREXION INSURANCE TRUST
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	SELIGMAN GLOBAL TECHNOLOGY	DYNAMIC VP HY BOND (b)*
Investment income:
Income dividends from investments in portfolio shares	$7,289	$29,933	$8,271	$2,939	$789	$165	$59,980	$—	$54
Expenses:
Mortality and expense risk fees	7,353	24,164	5,362	11,387	728	513	39,540	16,163	26
Administrative fees	298	1,103	140	703	53	62	3,163	783	3
Total expenses	7,651	25,267	5,502	12,090	781	575	42,703	16,946	29
Net investment income (expense)	(362)	4,666	2,769	(9,151)	8	(410)	17,277	(16,946)	25
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,716	22,043	(13,921)	19,002	1,990	386	198,850	52,779	(233)
Net realized short-term capital gain distributions from investments in portfolio shares	9,111	43,367	—	—	—	—	—	63,253	—
Net realized long-term capital gain distributions from investments in portfolio shares	33,364	107,625	—	—	88	3,546	—	103,687	—
Net realized gain (loss) on investments in portfolio shares	46,191	173,035	(13,921)	19,002	2,078	3,932	198,850	219,719	(233)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(64,011)	(277,002)	253	(14,588)	(4,898)	(2,522)	(368,812)	(121,121)	170
Net increase (decrease) in net assets from operations	$(18,182)	$(99,301)	$(10,899)	$(4,737)	$(2,812)	$1,000	$(152,685)	$81,652	$(38)

	AMERICAN CENTURY VARIABLE PORTFOLIOS							COLUMBIA FUNDS VARIABLE SERIES TRUST	DIREXION INSURANCE TRUST
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	SELIGMAN GLOBAL TECHNOLOGY	DYNAMIC VP HY BOND (b)*
Changes from operations:
Net investment income (expense)	$(362)	$4,666	$2,769	$(9,151)	$8	$(410)	$17,277	$(16,946)	$25
Net realized gain (loss) on investments in portfolio shares	46,191	173,035	(13,921)	19,002	2,078	3,932	198,850	219,719	(233)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(64,011)	(277,002)	253	(14,588)	(4,898)	(2,522)	(368,812)	(121,121)	170
Net increase (decrease) in net assets from operations	(18,182)	(99,301)	(10,899)	(4,737)	(2,812)	1,000	(152,685)	81,652	(38)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,390	9,765	1,342	7,710	—	1,986	11,152	12,951	—
Contract redemptions	(65,244)	(254,588)	(64,393)	(171,277)	(2,247)	(241)	(428,580)	(94,025)	(2,151)
Net transfers	(1,917)	(506,970)	84,026	15,706	(3,539)	21,737	(217,850)	(61,385)	(1,655)
Net increase (decrease) in net assets from contract owners' transactions	(65,771)	(751,793)	20,975	(147,861)	(5,786)	23,482	(635,278)	(142,459)	(3,806)
Net increase (decrease) in net assets	(83,953)	(851,094)	10,076	(152,598)	(8,598)	24,482	(787,963)	(60,807)	(3,844)
Net assets, beginning of period	467,510	1,845,358	307,097	724,148	56,648	32,867	3,269,920	1,066,630	3,844
Net assets, end of period	$383,557	$994,264	$317,173	$571,550	$48,050	$57,349	$2,481,957	$1,005,823	$—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES	FEDERATED INSURANCE SERIES (continued)
	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Investment income:
Income dividends from investments in portfolio shares	$2,515	$21,316	$259,673	$13,992	$64,934	$—	$33,006
Expenses:
Mortality and expense risk fees	5,098	26,939	185,694	8,394	17,428	1,722	10,706
Administrative fees	190	2,860	20,306	669	730	186	660
Total expenses	5,288	29,799	206,000	9,063	18,158	1,908	11,366
Net investment income (expense)	(2,773)	(8,483)	53,673	4,929	46,776	(1,908)	21,640
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,880	64,154	738,306	(954)	1,581	6,746	30,004
Net realized short-term capital gain distributions from investments in portfolio shares	779	14,392	12,025	—	—	188	—
Net realized long-term capital gain distributions from investments in portfolio shares	21,641	253,011	404,246	—	—	18,960	3,540
Net realized gain (loss) on investments in portfolio shares	26,300	331,557	1,154,577	(954)	1,581	25,894	33,544
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(34,793)	(417,062)	(1,246,048)	(22,329)	(93,985)	(18,725)	(116,486)
Net increase (decrease) in net assets from operations	$(11,266)	$(93,988)	$(37,798)	$(18,354)	$(45,628)	$5,261	$(61,302)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES	FEDERATED INSURANCE SERIES (continued)
	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Changes from operations:
Net investment income (expense)	$(2,773)	$(8,483)	$53,673	$4,929	$46,776	$(1,908)	$21,640
Net realized gain (loss) on investments in portfolio shares	26,300	331,557	1,154,577	(954)	1,581	25,894	33,544
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(34,793)	(417,062)	(1,246,048)	(22,329)	(93,985)	(18,725)	(116,486)
Net increase (decrease) in net assets from operations	(11,266)	(93,988)	(37,798)	(18,354)	(45,628)	5,261	(61,302)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	480	21,483	108,176	5,202	2,406	35	3,612
Contract redemptions	(131,827)	(129,055)	(1,582,064)	(85,749)	(44,703)	(14,870)	(317,319)
Net transfers	13,094	4,097	(519,163)	33,589	(15,843)	8,900	121,847
Net increase (decrease) in net assets from contract owners' transactions	(118,253)	(103,475)	(1,993,051)	(46,958)	(58,140)	(5,935)	(191,860)
Net increase (decrease) in net assets	(129,519)	(197,463)	(2,030,849)	(65,312)	(103,768)	(674)	(253,162)
Net assets, beginning of period	327,877	2,122,326	15,471,085	610,779	1,167,060	126,278	805,320
Net assets, end of period	$198,358	$1,924,863	$13,440,236	$545,467	$1,063,292	$125,604	$552,158

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (c)*	CLS ADVISORONE GROWTH AND INCOME (d)*	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$2,678	$2,048	$—	$17	$46	$—	$—
Expenses:
Mortality and expense risk fees	3,937	2,451	1,293	47	336	3,062	27,780
Administrative fees	451	267	41	2	29	67	1,643
Total expenses	4,388	2,718	1,334	49	365	3,129	29,423
Net investment income (expense)	(1,710)	(670)	(1,334)	(32)	(319)	(3,129)	(29,423)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	7,217	(800)	8,301	44	(4,611)	(63,240)	341,389
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	17,167	1,006	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	24,384	206	8,301	44	(4,611)	(63,240)	341,389
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(45,594)	(10,091)	(6,613)	(5)	2,994	4,633	(225,363)
Net increase (decrease) in net assets from operations	$(22,920)	$(10,555)	$354	$7	$(1,936)	$(61,736)	$86,603

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (c)*	CLS ADVISORONE GROWTH AND INCOME (d)*	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY
Changes from operations:
Net investment income (expense)	$(1,710)	$(670)	$(1,334)	$(32)	$(319)	$(3,129)	$(29,423)
Net realized gain (loss) on investments in portfolio shares	24,384	206	8,301	44	(4,611)	(63,240)	341,389
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(45,594)	(10,091)	(6,613)	(5)	2,994	4,633	(225,363)
Net increase (decrease) in net assets from operations	(22,920)	(10,555)	354	7	(1,936)	(61,736)	86,603
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,410	841	37	2	1,440	1,009	16,839
Contract redemptions	(23,806)	(17,135)	(19,386)	(455)	(415)	(33,440)	(290,455)
Net transfers	(5,126)	(6,622)	7,423	(53)	(8,819)	28,648	(413,340)
Net increase (decrease) in net assets from contract owners' transactions	(27,522)	(22,916)	(11,926)	(506)	(7,794)	(3,783)	(686,956)
Net increase (decrease) in net assets	(50,442)	(33,471)	(11,572)	(499)	(9,730)	(65,519)	(600,353)
Net assets, beginning of period	326,323	202,377	91,149	3,101	30,286	129,063	1,680,040
Net assets, end of period	$275,881	$168,906	$79,577	$2,602	$20,556	$63,544	$1,079,687

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY
Investment income:
Income dividends from investments in portfolio shares	$—	$2,183	$—	$—	$2,621
Expenses:
Mortality and expense risk fees	547	6,700	9,867	1,357	9,099
Administrative fees	36	270	447	152	482
Total expenses	583	6,970	10,314	1,509	9,581
Net investment income (expense)	(583)	(4,787)	(10,314)	(1,509)	(6,960)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(22,072)	628	(46,683)	2,572	(217,372)
Net realized short-term capital gain distributions from investments in portfolio shares	—	3,474	80,649	—	483
Net realized long-term capital gain distributions from investments in portfolio shares	—	9,618	42,934	—	13,362
Net realized gain (loss) on investments in portfolio shares	(22,072)	13,720	76,900	2,572	(203,527)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,813	(765)	(97,435)	(732)	(17,661)
Net increase (decrease) in net assets from operations	$(12,842)	$8,168	$(30,849)	$331	$(228,148)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY
Changes from operations:
Net investment income (expense)	$(583)	$(4,787)	$(10,314)	$(1,509)	$(6,960)
Net realized gain (loss) on investments in portfolio shares	(22,072)	13,720	76,900	2,572	(203,527)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,813	(765)	(97,435)	(732)	(17,661)
Net increase (decrease) in net assets from operations	(12,842)	8,168	(30,849)	331	(228,148)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	(1)	4,096	6,782	7,708
Contract redemptions	(18,580)	(81,930)	(55,666)	(8,311)	(92,287)
Net transfers	5,347	86,778	(24,541)	(13,733)	20,897
Net increase (decrease) in net assets from contract owners' transactions	(13,233)	4,847	(76,111)	(15,262)	(63,682)
Net increase (decrease) in net assets	(26,075)	13,015	(106,960)	(14,931)	(291,830)
Net assets, beginning of period	44,171	231,408	644,246	108,212	701,066
Net assets, end of period	$18,096	$244,423	$537,286	$93,281	$409,236

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$1,266	$3,033	$357	$4,625	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	4,781	5,473	1,733	8,849	33,084	1,400	1,918	562	26
Administrative fees	304	165	152	444	667	44	202	27	3
Total expenses	5,085	5,638	1,885	9,293	33,751	1,444	2,120	589	29
Net investment income (expense)	(3,819)	(2,605)	(1,528)	(4,668)	(33,751)	(1,444)	(2,120)	(589)	(29)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(150,405)	(8,456)	13,910	(56,008)	170,900	(4,829)	(69,967)	(6,380)	(32)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	80,617	—	5,923	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	74,513	37,752	8,516	—	—	—
Net realized gain (loss) on investments in portfolio shares	(150,405)	(8,456)	13,910	99,122	208,652	9,610	(69,967)	(6,380)	(32)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,169	(4,008)	(17,800)	(161,495)	(102,955)	(5,241)	24,727	5,768	7
Net increase (decrease) in net assets from operations	$(145,055)	$(15,069)	$(5,418)	$(67,041)	$71,946	$2,925	$(47,360)	$(1,201)	$(54)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY
Changes from operations:
Net investment income (expense)	$(3,819)	$(2,605)	$(1,528)	$(4,668)	$(33,751)	$(1,444)	$(2,120)	$(589)	$(29)
Net realized gain (loss) on investments in portfolio shares	(150,405)	(8,456)	13,910	99,122	208,652	9,610	(69,967)	(6,380)	(32)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,169	(4,008)	(17,800)	(161,495)	(102,955)	(5,241)	24,727	5,768	7
Net increase (decrease) in net assets from operations	(145,055)	(15,069)	(5,418)	(67,041)	71,946	2,925	(47,360)	(1,201)	(54)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	7,511	643	481	(753)	951	—	1,195	3	1
Contract redemptions	(39,233)	(96,182)	(7,028)	(173,655)	(417,958)	(16,463)	(9,742)	(2,838)	—
Net transfers	31,790	22,142	(149,545)	140,007	(614,137)	(1,060)	37,564	1,572	—
Net increase (decrease) in net assets from contract owners' transactions	68	(73,397)	(156,092)	(34,401)	(1,031,144)	(17,523)	29,017	(1,263)	1
Net increase (decrease) in net assets	(144,987)	(88,466)	(161,510)	(101,442)	(959,198)	(14,598)	(18,343)	(2,464)	(53)
Net assets, beginning of period	356,834	286,056	262,838	943,869	1,740,125	136,488	88,819	37,415	2,099
Net assets, end of period	$211,847	$197,590	$101,328	$842,427	$780,927	$121,890	$70,476	$34,951	$2,046

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$170
Expenses:
Mortality and expense risk fees	1,546	49	2,048	8,043	4,587
Administrative fees	184	5	61	203	22
Total expenses	1,730	54	2,109	8,246	4,609
Net investment income (expense)	(1,730)	(54)	(2,109)	(8,246)	(4,439)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(24,600)	6,794	(23,696)	(102,248)	(45,759)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	28,842
Net realized gain (loss) on investments in portfolio shares	(24,600)	6,794	(23,696)	(102,248)	(16,917)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,012)	118	(2,136)	140,494	(5,504)
Net increase (decrease) in net assets from operations	$(28,342)	$6,858	$(27,941)	$30,000	$(26,860)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE
Changes from operations:
Net investment income (expense)	$(1,730)	$(54)	$(2,109)	$(8,246)	$(4,439)
Net realized gain (loss) on investments in portfolio shares	(24,600)	6,794	(23,696)	(102,248)	(16,917)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,012)	118	(2,136)	140,494	(5,504)
Net increase (decrease) in net assets from operations	(28,342)	6,858	(27,941)	30,000	(26,860)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	681	—	1	708	108
Contract redemptions	(5,625)	(55)	(7,890)	(94,924)	(194,852)
Net transfers	28,803	(6,870)	126,822	(755)	393,356
Net increase (decrease) in net assets from contract owners' transactions	23,859	(6,925)	118,933	(94,971)	198,612
Net increase (decrease) in net assets	(4,483)	(67)	90,992	(64,971)	171,752
Net assets, beginning of period	37,679	783	42,925	268,090	15,130
Net assets, end of period	$33,196	$716	$133,917	$203,119	$186,882

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$22,883	$3,004	$—	$—	$—
Expenses:
Mortality and expense risk fees	9,802	33,965	17,503	14,792	6,113	3,144	1,335	3,075	1,497
Administrative fees	597	3,070	1,470	1,391	359	89	57	320	77
Total expenses	10,399	37,035	18,973	16,183	6,472	3,233	1,392	3,395	1,574
Net investment income (expense)	(10,399)	(37,035)	(18,973)	(16,183)	16,411	(229)	(1,392)	(3,395)	(1,574)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	28,594	438,767	37,967	140,460	(181,810)	33,387	548	(998)	(31,989)
Net realized short-term capital gain distributions from investments in portfolio shares	133	122,328	166,438	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	33,306	29,556	41,162	—	—	—	6,724	—	7,458
Net realized gain (loss) on investments in portfolio shares	62,033	590,651	245,567	140,460	(181,810)	33,387	7,272	(998)	(24,531)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(78,965)	(418,151)	(4,231)	(150,674)	39,361	(38,441)	(8,898)	(26,706)	20,396
Net increase (decrease) in net assets from operations	$(27,331)	$135,465	$222,363	$(26,397)	$(126,038)	$(5,283)	$(3,018)	$(31,099)	$(5,709)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY
Changes from operations:
Net investment income (expense)	$(10,399)	$(37,035)	$(18,973)	$(16,183)	$16,411	$(229)	$(1,392)	$(3,395)	$(1,574)
Net realized gain (loss) on investments in portfolio shares	62,033	590,651	245,567	140,460	(181,810)	33,387	7,272	(998)	(24,531)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(78,965)	(418,151)	(4,231)	(150,674)	39,361	(38,441)	(8,898)	(26,706)	20,396
Net increase (decrease) in net assets from operations	(27,331)	135,465	222,363	(26,397)	(126,038)	(5,283)	(3,018)	(31,099)	(5,709)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	6,523	8,891	2,163	15	5,947	(1)	2	2,998	2
Contract redemptions	(107,724)	(225,989)	(68,709)	(134,229)	(89,883)	(90,823)	(8,803)	(3,503)	(72,533)
Net transfers	(11,298)	92,537	(584,058)	(140,350)	14,656	(287,400)	42,667	19,769	(15,200)
Net increase (decrease) in net assets from contract owners' transactions	(112,499)	(124,561)	(650,604)	(274,564)	(69,280)	(378,224)	33,866	19,264	(87,731)
Net increase (decrease) in net assets	(139,830)	10,904	(428,241)	(300,961)	(195,318)	(383,507)	30,848	(11,835)	(93,440)
Net assets, beginning of period	600,453	2,623,283	1,575,674	1,318,113	460,081	464,620	71,490	219,879	129,592
Net assets, end of period	$460,623	$2,634,187	$1,147,433	$1,017,152	$264,763	$81,113	$102,338	$208,044	$36,152

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$10,345	$—	$224
Expenses:
Mortality and expense risk fees	12,381	43,256	26,659	8,291	2,120
Administrative fees	512	623	478	324	169
Total expenses	12,893	43,879	27,137	8,615	2,289
Net investment income (expense)	(12,893)	(43,879)	(16,792)	(8,615)	(2,065)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(6,915)	(114,730)	(197,354)	(78,575)	(2,028)
Net realized short-term capital gain distributions from investments in portfolio shares	92,169	12,343	80,316	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	80,130	134,930	109,848	31,152	16,014
Net realized gain (loss) on investments in portfolio shares	165,384	32,543	(7,190)	(47,423)	13,986
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(165,956)	(28,128)	(107,332)	38,239	(32,363)
Net increase (decrease) in net assets from operations	$(13,465)	$(39,464)	$(131,314)	$(17,799)	$(20,442)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE
Changes from operations:
Net investment income (expense)	$(12,893)	$(43,879)	$(16,792)	$(8,615)	$(2,065)
Net realized gain (loss) on investments in portfolio shares	165,384	32,543	(7,190)	(47,423)	13,986
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(165,956)	(28,128)	(107,332)	38,239	(32,363)
Net increase (decrease) in net assets from operations	(13,465)	(39,464)	(131,314)	(17,799)	(20,442)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	4,439	642	2,152	3,421	491
Contract redemptions	(194,639)	(577,294)	(315,847)	(64,630)	(38,950)
Net transfers	(48,417)	741,003	(596,494)	(92,418)	(758)
Net increase (decrease) in net assets from contract owners' transactions	(238,617)	164,351	(910,189)	(153,627)	(39,217)
Net increase (decrease) in net assets	(252,082)	124,887	(1,041,503)	(171,426)	(59,659)
Net assets, beginning of period	828,989	2,432,976	1,403,568	416,953	171,269
Net assets, end of period	$576,907	$2,557,863	$362,065	$245,527	$111,610

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$1,093	$—	$—	$15,030	$—
Expenses:
Mortality and expense risk fees	14,248	3,756	112	15,701	949	2,898	25,042	8,116	176
Administrative fees	179	298	14	107	14	30	2,569	537	17
Total expenses	14,427	4,054	126	15,808	963	2,928	27,611	8,653	193
Net investment income (expense)	(14,427)	(4,054)	(126)	(15,808)	130	(2,928)	(27,611)	6,377	(193)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	57,806	4,741	(1,076)	62,787	362	72,430	—	15,262	(4,969)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	140	—	—	16	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	64,322	20,394	264	4,809	—	1,025	—	—	—
Net realized gain (loss) on investments in portfolio shares	122,128	25,135	(672)	67,596	362	73,471	—	15,262	(4,969)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(40,166)	(64,211)	(28)	(68,480)	(3,469)	(82,373)	—	(79,011)	2,355
Net increase (decrease) in net assets from operations	$67,535	$(43,130)	$(826)	$(16,692)	$(2,977)	$(11,830)	$(27,611)	$(57,372)	$(2,807)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY
Changes from operations:
Net investment income (expense)	$(14,427)	$(4,054)	$(126)	$(15,808)	$130	$(2,928)	$(27,611)	$6,377	$(193)
Net realized gain (loss) on investments in portfolio shares	122,128	25,135	(672)	67,596	362	73,471	—	15,262	(4,969)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(40,166)	(64,211)	(28)	(68,480)	(3,469)	(82,373)	—	(79,011)	2,355
Net increase (decrease) in net assets from operations	67,535	(43,130)	(826)	(16,692)	(2,977)	(11,830)	(27,611)	(57,372)	(2,807)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,639	602	—	140	(3)	(2)	370	1,001	359
Contract redemptions	(198,380)	(10,363)	—	(273,988)	(15,766)	(81,293)	(377,174)	(87,955)	(1,616)
Net transfers	(623,699)	16,391	10,713	(544,992)	(9,126)	(414,686)	(26,413)	(126,392)	(3,053)
Net increase (decrease) in net assets from contract owners' transactions	(820,440)	6,630	10,713	(818,840)	(24,895)	(495,981)	(403,217)	(213,346)	(4,310)
Net increase (decrease) in net assets	(752,905)	(36,500)	9,887	(835,532)	(27,872)	(507,811)	(430,828)	(270,718)	(7,117)
Net assets, beginning of period	960,101	269,261	3,317	1,109,891	55,937	519,097	2,090,277	726,665	18,413
Net assets, end of period	$207,196	$232,761	$13,204	$274,359	$28,065	$11,286	$1,659,449	$455,947	$11,296

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	INVESCO VARIABLE INSURANCE FUNDS					INVESCO VARIABLE INSURANCE FUNDS (continued)
	CORE EQUITY	DIVERSIFIED DIVIDEND	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	HIGH YIELD	MID CAP CORE EQUITY	MONEY MARKET	TECHNOLOGY	VALUE OPPORTUNITIES
Investment income:
Income dividends from investments in portfolio shares	$6,441	$3,906	$—	$20,507	$33,409	$287	$876	$—	$3,467
Expenses:
Mortality and expense risk fees	8,145	3,979	8,883	9,327	22,358	4,129	133,131	2,968	2,680
Administrative fees	649	238	385	543	352	181	6,325	145	91
Total expenses	8,794	4,217	9,268	9,870	22,710	4,310	139,456	3,113	2,771
Net investment income (expense)	(2,353)	(311)	(9,268)	10,637	10,699	(4,023)	(138,580)	(3,113)	696
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	39,249	14,648	70,582	16,603	(40,143)	8,097	—	1,646	26,494
Net realized short-term capital gain distributions from investments in portfolio shares	2,659	—	707	—	—	2,893	—	61	—
Net realized long-term capital gain distributions from investments in portfolio shares	56,241	—	42,396	—	—	23,282	—	15,244	11,392
Net realized gain (loss) on investments in portfolio shares	98,149	14,648	113,685	16,603	(40,143)	34,272	—	16,951	37,886
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(136,407)	(11,503)	(88,518)	(45,234)	7,285	(44,572)	—	(8,094)	(58,314)
Net increase (decrease) in net assets from operations	$(40,611)	$2,834	$15,899	$(17,994)	$(22,159)	$(14,323)	$(138,580)	$5,744	$(19,732)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	INVESCO VARIABLE INSURANCE FUNDS					INVESCO VARIABLE INSURANCE FUNDS (continued)
	CORE EQUITY	DIVERSIFIED DIVIDEND	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	HIGH YIELD	MID CAP CORE EQUITY	MONEY MARKET	TECHNOLOGY	VALUE OPPORTUNITIES
Changes from operations:
Net investment income (expense)	$(2,353)	$(311)	$(9,268)	$10,637	$10,699	$(4,023)	$(138,580)	$(3,113)	$696
Net realized gain (loss) on investments in portfolio shares	98,149	14,648	113,685	16,603	(40,143)	34,272	—	16,951	37,886
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(136,407)	(11,503)	(88,518)	(45,234)	7,285	(44,572)	—	(8,094)	(58,314)
Net increase (decrease) in net assets from operations	(40,611)	2,834	15,899	(17,994)	(22,159)	(14,323)	(138,580)	5,744	(19,732)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	140	5,808	3,533	2,288	13,054	1,593	73,774	2,262	327
Contract redemptions	(104,511)	(7,255)	(141,318)	(55,358)	(484,358)	(54,241)	(1,564,841)	(19,437)	(14,382)
Net transfers	(15,868)	(55,544)	(43,396)	(4,692)	(1,067,764)	(769)	3,888,811	2,021	(57,924)
Net increase (decrease) in net assets from contract owners' transactions	(120,239)	(56,991)	(181,181)	(57,762)	(1,539,068)	(53,417)	2,397,744	(15,154)	(71,979)
Net increase (decrease) in net assets	(160,850)	(54,157)	(165,282)	(75,756)	(1,561,227)	(67,740)	2,259,164	(9,410)	(91,711)
Net assets, beginning of period	677,566	314,100	576,429	643,940	2,131,387	294,912	6,560,268	211,421	228,038
Net assets, end of period	$516,716	$259,943	$411,147	$568,184	$570,160	$227,172	$8,819,432	$202,011	$136,327

The accompanying notes are an integral part of these financial statements.

	JANUS ASPEN SERIES - INSTITUTIONAL
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	JANUS
Investment income:
Income dividends from investments in portfolio shares	$17,828	$75,480	$2,572	$55,272	$64,577
Expenses:
Mortality and expense risk fees	13,924	111,643	3,513	109,133	129,075
Administrative fees	1,120	12,243	364	12,082	14,416
Total expenses	15,044	123,886	3,877	121,215	143,491
Net investment income (expense)	2,784	(48,406)	(1,305)	(65,943)	(78,914)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	27,621	351,455	(1,518)	161,135	298,444
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	30,217	892,017	40,266	—	1,865,794
Net realized gain (loss) on investments in portfolio shares	57,838	1,243,472	38,748	161,135	2,164,238
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(68,033)	(1,009,750)	(23,519)	(392,885)	(1,701,085)
Net increase (decrease) in net assets from operations	$(7,411)	$185,316	$13,924	$(297,693)	$384,239

	JANUS ASPEN SERIES - INSTITUTIONAL
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	JANUS
Changes from operations:
Net investment income (expense)	$2,784	$(48,406)	$(1,305)	$(65,943)	$(78,914)
Net realized gain (loss) on investments in portfolio shares	57,838	1,243,472	38,748	161,135	2,164,238
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(68,033)	(1,009,750)	(23,519)	(392,885)	(1,701,085)
Net increase (decrease) in net assets from operations	(7,411)	185,316	13,924	(297,693)	384,239
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	17,524	43,853	7,078	64,687	108,944
Contract redemptions	(259,263)	(835,211)	(21,708)	(790,649)	(1,057,788)
Net transfers	8,406	575,851	235,389	174,420	37,044
Net increase (decrease) in net assets from contract owners' transactions	(233,333)	(215,507)	220,759	(551,542)	(911,800)
Net increase (decrease) in net assets	(240,744)	(30,191)	234,683	(849,235)	(527,561)
Net assets, beginning of period	1,058,097	8,462,893	201,332	8,574,478	9,972,332
Net assets, end of period	$817,353	$8,432,702	$436,015	$7,725,243	$9,444,771

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	JANUS ASPEN SERIES - INSTITUTIONAL (continued)		LAZARD RETIREMENT SERIES			LAZARD RETIREMENT SERIES (continued)
	OVERSEAS	PERKINS MID CAP VALUE	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY
Investment income:
Income dividends from investments in portfolio shares	$5,474	$593	$3,146	$12,415	$—	$690
Expenses:
Mortality and expense risk fees	14,736	613	6,795	14,710	21,085	3,530
Administrative fees	757	75	207	98	1,302	86
Total expenses	15,493	688	7,002	14,808	22,387	3,616
Net investment income (expense)	(10,019)	(95)	(3,856)	(2,393)	(22,387)	(2,926)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(64,149)	651	(38,577)	(2,893)	(39,220)	5,433
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	49,618	186
Net realized long-term capital gain distributions from investments in portfolio shares	27,537	4,712	851	12,441	46,756	10,251
Net realized gain (loss) on investments in portfolio shares	(36,612)	5,363	(37,726)	9,548	57,154	15,870
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(44,819)	(7,798)	(47,327)	(40,865)	(81,358)	(26,661)
Net increase (decrease) in net assets from operations	$(91,450)	$(2,530)	$(88,909)	$(33,710)	$(46,591)	$(13,717)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	JANUS ASPEN SERIES - INSTITUTIONAL (continued)		LAZARD RETIREMENT SERIES			LAZARD RETIREMENT SERIES (continued)
	OVERSEAS	PERKINS MID CAP VALUE	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY
Changes from operations:
Net investment income (expense)	$(10,019)	$(95)	$(3,856)	$(2,393)	$(22,387)	$(2,926)
Net realized gain (loss) on investments in portfolio shares	(36,612)	5,363	(37,726)	9,548	57,154	15,870
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(44,819)	(7,798)	(47,327)	(40,865)	(81,358)	(26,661)
Net increase (decrease) in net assets from operations	(91,450)	(2,530)	(88,909)	(33,710)	(46,591)	(13,717)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	13,961	32	3,789	6,957	3,394	833
Contract redemptions	(93,314)	(5,599)	(75,789)	(323,545)	(153,220)	(31,583)
Net transfers	(11,714)	(444)	1,282	454,543	(35,468)	(148,409)
Net increase (decrease) in net assets from contract owners' transactions	(91,067)	(6,011)	(70,718)	137,955	(185,294)	(179,159)
Net increase (decrease) in net assets	(182,517)	(8,541)	(159,627)	104,245	(231,885)	(192,876)
Net assets, beginning of period	975,475	53,475	399,908	601,016	1,467,674	344,822
Net assets, end of period	$792,958	$44,934	$240,281	$705,261	$1,235,789	$151,946

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST			LEGG MASON PARTNERS INCOME TRUST	LORD ABBETT SERIES FUND		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY (e)*	CLEARBRIDGE LARGE CAP GROWTH	WESTERN ASSET GLOBAL HIGH YIELD BOND	CALIBRATED DIVIDEND GROWTH	GROWTH AND INCOME	LARGE CAP VALUE	MID-CAP GROWTH
Investment income:
Income dividends from investments in portfolio shares	$1,089	$1,590	$4,467	$1,182	$7,067	$35,499	$6,130	$—
Expenses:
Mortality and expense risk fees	8,529	1,210	7,535	387	6,514	40,155	12,084	6,582
Administrative fees	149	62	83	33	243	3,867	897	215
Total expenses	8,678	1,272	7,618	420	6,757	44,022	12,981	6,797
Net investment income (expense)	(7,589)	318	(3,151)	762	310	(8,523)	(6,851)	(6,797)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	17,375	5,516	14,322	(2,699)	28,357	81,447	45,442	(434)
Net realized short-term capital gain distributions from investments in portfolio shares	8	—	10,005	—	12,334	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	28,264	—	93,151	—	23,693	151,964	61,952	51,935
Net realized gain (loss) on investments in portfolio shares	45,647	5,516	117,478	(2,699)	64,384	233,411	107,394	51,501
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(50,690)	(10,472)	(77,433)	366	(81,592)	(357,104)	(214,519)	(44,116)
Net increase (decrease) in net assets from operations	$(12,632)	$(4,638)	$36,894	$(1,571)	$(16,898)	$(132,216)	$(113,976)	$588

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST			LEGG MASON PARTNERS INCOME TRUST	LORD ABBETT SERIES FUND		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY (e)*	CLEARBRIDGE LARGE CAP GROWTH	WESTERN ASSET GLOBAL HIGH YIELD BOND	CALIBRATED DIVIDEND GROWTH	GROWTH AND INCOME	LARGE CAP VALUE	MID-CAP GROWTH
Changes from operations:
Net investment income (expense)	$(7,589)	$318	$(3,151)	$762	$310	$(8,523)	$(6,851)	$(6,797)
Net realized gain (loss) on investments in portfolio shares	45,647	5,516	117,478	(2,699)	64,384	233,411	107,394	51,501
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(50,690)	(10,472)	(77,433)	366	(81,592)	(357,104)	(214,519)	(44,116)
Net increase (decrease) in net assets from operations	(12,632)	(4,638)	36,894	(1,571)	(16,898)	(132,216)	(113,976)	588
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,155	2	5,367	—	1,033	25,639	487	2,912
Contract redemptions	(96,128)	(21,178)	(73,149)	(16,484)	(78,217)	(278,305)	(110,801)	(100,492)
Net transfers	(243,272)	10,101	696,349	(2,692)	13,247	(42,850)	3,354	288,008
Net increase (decrease) in net assets from contract owners' transactions	(337,245)	(11,075)	628,567	(19,176)	(63,937)	(295,516)	(106,960)	190,428
Net increase (decrease) in net assets	(349,877)	(15,713)	665,461	(20,747)	(80,835)	(427,732)	(220,936)	191,016
Net assets, beginning of period	527,346	96,874	253,266	38,293	460,962	3,240,398	943,993	351,495
Net assets, end of period	$177,469	$81,161	$918,727	$17,546	$380,127	$2,812,666	$723,057	$542,511

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)				NORTHERN LIGHTS VARIABLE TRUST	NORTHERN LIGHTS VARIABLE TRUST (continued)
	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH (f)*	SOCIALLY RESPONSIVE	JNF SSGA SECTOR ROTATION	JNF SSGA TACTICAL ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$2,483	$11,407	$—	$1,467	$99,879	$161,345
Expenses:
Mortality and expense risk fees	4,742	12,320	4,253	4,064	209,734	102,409
Administrative fees	129	559	21	304	23,683	10,794
Total expenses	4,871	12,879	4,274	4,368	233,417	113,203
Net investment income (expense)	(2,388)	(1,472)	(4,274)	(2,901)	(133,538)	48,142
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(2,598)	(10,928)	(74,308)	19,957	610,351	184,953
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	3,919	—	—	336,031
Net realized long-term capital gain distributions from investments in portfolio shares	7,400	—	3,844	23,194	2,994,572	913,442
Net realized gain (loss) on investments in portfolio shares	4,802	(10,928)	(66,545)	43,151	3,604,923	1,434,426
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(35,589)	1,670	(1,820)	(45,439)	(3,854,210)	(1,869,842)
Net increase (decrease) in net assets from operations	$(33,175)	$(10,730)	$(72,639)	$(5,189)	$(382,825)	$(387,274)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)				NORTHERN LIGHTS VARIABLE TRUST	NORTHERN LIGHTS VARIABLE TRUST (continued)
	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH (f)*	SOCIALLY RESPONSIVE	JNF SSGA SECTOR ROTATION	JNF SSGA TACTICAL ALLOCATION
Changes from operations:
Net investment income (expense)	$(2,388)	$(1,472)	$(4,274)	$(2,901)	$(133,538)	$48,142
Net realized gain (loss) on investments in portfolio shares	4,802	(10,928)	(66,545)	43,151	3,604,923	1,434,426
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(35,589)	1,670	(1,820)	(45,439)	(3,854,210)	(1,869,842)
Net increase (decrease) in net assets from operations	(33,175)	(10,730)	(72,639)	(5,189)	(382,825)	(387,274)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	615	4,788	2,795	188	151,077	85,068
Contract redemptions	(23,325)	(134,823)	(78,323)	(30,102)	(1,342,672)	(872,853)
Net transfers	(88,187)	70,408	73,610	(4,569)	(470,595)	(111,805)
Net increase (decrease) in net assets from contract owners' transactions	(110,897)	(59,627)	(1,918)	(34,483)	(1,662,190)	(899,590)
Net increase (decrease) in net assets	(144,072)	(70,357)	(74,557)	(39,672)	(2,045,015)	(1,286,864)
Net assets, beginning of period	294,988	689,697	74,557	292,589	17,377,738	8,301,935
Net assets, end of period	$150,916	$619,340	$—	$252,917	$15,332,723	$7,015,071

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	PIMCO VARIABLE INSURANCE TRUST
	ALL ASSET	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION
Investment income:
Income dividends from investments in portfolio shares	$9,345	$2,826	$1,738	$1,329	$2,896	$25,483	$3,002	$6,472
Expenses:
Mortality and expense risk fees	3,716	727	415	592	2,648	6,211	2,418	3,780
Administrative fees	403	86	50	72	148	736	117	193
Total expenses	4,119	813	465	664	2,796	6,947	2,535	3,973
Net investment income (expense)	5,226	2,013	1,273	665	100	18,536	467	2,499
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5,945)	(19,976)	(7,754)	226	(6,912)	(29,364)	3,281	(326)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	36	180	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	35	25	—	2,148	—	—
Net realized gain (loss) on investments in portfolio shares	(5,945)	(19,976)	(7,683)	431	(6,912)	(27,216)	3,281	(326)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(29,804)	1,432	5,310	(1,720)	(4,170)	(5,456)	(9,546)	(6,434)
Net increase (decrease) in net assets from operations	$(30,523)	$(16,531)	$(1,100)	$(624)	$(10,982)	$(14,136)	$(5,798)	$(4,261)

	PIMCO VARIABLE INSURANCE TRUST
	ALL ASSET	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION
Changes from operations:
Net investment income (expense)	$5,226	$2,013	$1,273	$665	$100	$18,536	$467	$2,499
Net realized gain (loss) on investments in portfolio shares	(5,945)	(19,976)	(7,683)	431	(6,912)	(27,216)	3,281	(326)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(29,804)	1,432	5,310	(1,720)	(4,170)	(5,456)	(9,546)	(6,434)
Net increase (decrease) in net assets from operations	(30,523)	(16,531)	(1,100)	(624)	(10,982)	(14,136)	(5,798)	(4,261)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	11,933	681	29	—	31	5,630	1,479	1,320
Contract redemptions	(43,411)	(16,048)	(26,057)	(9,253)	(12,055)	(17,894)	(21,598)	(115,274)
Net transfers	304	195	(1,676)	—	82,409	23,023	18,139	73,591
Net increase (decrease) in net assets from contract owners' transactions	(31,174)	(15,172)	(27,704)	(9,253)	70,385	10,759	(1,980)	(40,363)
Net increase (decrease) in net assets	(61,697)	(31,703)	(28,804)	(9,877)	59,403	(3,377)	(7,778)	(44,624)
Net assets, beginning of period	306,197	71,329	41,963	50,270	133,973	137,912	150,274	175,449
Net assets, end of period	$244,500	$39,626	$13,159	$40,393	$193,376	$134,535	$142,496	$130,825

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PIMCO VARIABLE INSURANCE TRUST (continued)			PIONEER VARIABLE CONTRACTS TRUST
	REAL RETURN	SHORT- TERM	TOTAL RETURN	DISCIPLINED VALUE	EMERGING MARKETS
Investment income:
Income dividends from investments in portfolio shares	$58,861	$3,096	$192,700	$390	$3,059
Expenses:
Mortality and expense risk fees	23,699	5,068	71,069	644	1,202
Administrative fees	1,326	129	1,774	79	108
Total expenses	25,025	5,197	72,843	723	1,310
Net investment income (expense)	33,836	(2,101)	119,857	(333)	1,749
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(21,182)	262	(19,673)	521	(6,260)
Net realized short-term capital gain distributions from investments in portfolio shares	—	173	—	1,535	3,546
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	42,859	6,862	7,874
Net realized gain (loss) on investments in portfolio shares	(21,182)	435	23,186	8,918	5,160
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(79,476)	(391)	(201,091)	(12,111)	(21,152)
Net increase (decrease) in net assets from operations	$(66,822)	$(2,057)	$(58,048)	$(3,526)	$(14,243)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	PIMCO VARIABLE INSURANCE TRUST (continued)			PIONEER VARIABLE CONTRACTS TRUST
	REAL RETURN	SHORT- TERM	TOTAL RETURN	DISCIPLINED VALUE	EMERGING MARKETS
Changes from operations:
Net investment income (expense)	$33,836	$(2,101)	$119,857	$(333)	$1,749
Net realized gain (loss) on investments in portfolio shares	(21,182)	435	23,186	8,918	5,160
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(79,476)	(391)	(201,091)	(12,111)	(21,152)
Net increase (decrease) in net assets from operations	(66,822)	(2,057)	(58,048)	(3,526)	(14,243)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	7,706	5	6,126	—	918
Contract redemptions	(170,489)	(29,474)	(783,331)	(3,007)	(3,192)
Net transfers	(95,266)	27,679	974,993	(8)	(1,139)
Net increase (decrease) in net assets from contract owners' transactions	(258,049)	(1,790)	197,788	(3,015)	(3,413)
Net increase (decrease) in net assets	(324,871)	(3,847)	139,740	(6,541)	(17,656)
Net assets, beginning of period	1,683,495	334,193	3,817,452	54,603	81,749
Net assets, end of period	$1,358,624	$330,346	$3,957,192	$48,062	$64,093
The accompanying notes are an integral part of these financial statements.

	PIONEER VARIABLE CONTRACTS TRUST (continued)					ROYCE CAPITAL FUND		THIRD AVENUE VARIABLE SERIES TRUST	VAN ECK VIP TRUST
	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME	MICRO-CAP	SMALL-CAP	VALUE	EMERGING MARKETS
Investment income:
Income dividends from investments in portfolio shares	$10,399	$1,397	$3,631	$2,978	$13,296	$—	$4,584	$34,530	$6,640
Expenses:
Mortality and expense risk fees	8,154	2,743	1,300	3,759	10,344	4,022	9,899	14,412	17,917
Administrative fees	476	69	34	98	118	168	596	1,116	1,079
Total expenses	8,630	2,812	1,334	3,857	10,462	4,190	10,495	15,528	18,996
Net investment income (expense)	1,769	(1,415)	2,297	(879)	2,834	(4,190)	(5,911)	19,002	(12,356)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	45,100	152	(1,014)	(78,001)	(25,017)	744	56,256	11,706	18,555
Net realized short-term capital gain distributions from investments in portfolio shares	—	134	261	1,166	—	659	8,148	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	20,106	45,347	2,418	60,630	2,972	12,129	123,752	—	65,522
Net realized gain (loss) on investments in portfolio shares	65,206	45,633	1,665	(16,205)	(22,045)	13,532	188,156	11,706	84,077
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(73,887)	(48,977)	(8,302)	(5,205)	6,769	(46,956)	(267,699)	(138,477)	(245,205)
Net increase (decrease) in net assets from operations	$(6,912)	$(4,759)	$(4,340)	$(22,289)	$(12,442)	$(37,614)	$(85,454)	$(107,769)	$(173,484)

	PIONEER VARIABLE CONTRACTS TRUST (continued)					ROYCE CAPITAL FUND		THIRD AVENUE VARIABLE SERIES TRUST	VAN ECK VIP TRUST
	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME	MICRO-CAP	SMALL-CAP	VALUE	EMERGING MARKETS
Changes from operations:
Net investment income (expense)	$1,769	$(1,415)	$2,297	$(879)	$2,834	$(4,190)	$(5,911)	$19,002	$(12,356)
Net realized gain (loss) on investments in portfolio shares	65,206	45,633	1,665	(16,205)	(22,045)	13,532	188,156	11,706	84,077
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(73,887)	(48,977)	(8,302)	(5,205)	6,769	(46,956)	(267,699)	(138,477)	(245,205)
Net increase (decrease) in net assets from operations	(6,912)	(4,759)	(4,340)	(22,289)	(12,442)	(37,614)	(85,454)	(107,769)	(173,484)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,865	1,710	(4)	4	118	4,439	6,660	9,466	9,765
Contract redemptions	(59,739)	(18,242)	—	(8,387)	(83,818)	(10,860)	(128,886)	(61,467)	(147,336)
Net transfers	31,660	359	(7,058)	(281,201)	(582,047)	(101,619)	(13,876)	12,259	(57,381)
Net increase (decrease) in net assets from contract owners' transactions	(26,214)	(16,173)	(7,062)	(289,584)	(665,747)	(108,040)	(136,102)	(39,742)	(194,952)
Net increase (decrease) in net assets	(33,126)	(20,932)	(11,402)	(311,873)	(678,189)	(145,654)	(221,556)	(147,511)	(368,436)
Net assets, beginning of period	552,854	175,715	85,547	376,087	784,959	353,964	779,633	1,086,840	1,277,693
Net assets, end of period	$519,728	$154,783	$74,145	$64,214	$106,770	$208,310	$558,077	$939,329	$909,257

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	VAN ECK VIP TRUST (continued)
	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES (g)*	UNCONSTRAINED EMERGING MARKETS BOND
Investment income:
Income dividends from investments in portfolio shares	$464	$—	$18,874
Expenses:
Mortality and expense risk fees	22,163	283	4,732
Administrative fees	1,381	13	220
Total expenses	23,544	296	4,952
Net investment income (expense)	(23,080)	(296)	13,922
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(101,837)	(2,420)	(23,361)
Net realized short-term capital gain distributions from investments in portfolio shares	—	579	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,178	—
Net realized gain (loss) on investments in portfolio shares	(101,837)	(663)	(23,361)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(387,451)	497	(33,514)
Net increase (decrease) in net assets from operations	$(512,368)	$(462)	$(42,953)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	VAN ECK VIP TRUST (continued)
	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES (g)*	UNCONSTRAINED EMERGING MARKETS BOND
Changes from operations:
Net investment income (expense)	$(23,080)	$(296)	$13,922
Net realized gain (loss) on investments in portfolio shares	(101,837)	(663)	(23,361)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(387,451)	497	(33,514)
Net increase (decrease) in net assets from operations	(512,368)	(462)	(42,953)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	16,902	—	1,222
Contract redemptions	(143,412)	(3,353)	(52,273)
Net transfers	(40,855)	(40,585)	2,497
Net increase (decrease) in net assets from contract owners' transactions	(167,365)	(43,938)	(48,554)
Net increase (decrease) in net assets	(679,733)	(44,400)	(91,507)
Net assets, beginning of period	1,701,706	44,400	316,647
Net assets, end of period	$1,021,973	$—	$225,140

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	WELLS FARGO VT FUNDS (h)*
	DISCOVERY	OPPORTUNITY	COMBINED TOTAL
Investment income:
Income dividends from investments in portfolio shares	$—	$2,428	$1,640,105
Expenses:
Mortality and expense risk fees	36,205	26,642	2,326,526
Administrative fees	3,121	2,301	182,677
Total expenses	39,326	28,943	2,509,203
Net investment income (expense)	(39,326)	(26,515)	(869,098)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	188,840	107,519	4,137,812
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	1,446,287
Net realized long-term capital gain distributions from investments in portfolio shares	369,386	194,398	11,714,742
Net realized gain (loss) on investments in portfolio shares	558,226	301,917	17,298,841
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(555,238)	(351,503)	(20,027,522)
Net increase (decrease) in net assets from operations	$(36,338)	$(76,101)	$(3,597,779)

	WELLS FARGO VT FUNDS (h)*
	DISCOVERY	OPPORTUNITY	COMBINED TOTAL
Changes from operations:
Net investment income (expense)	$(39,326)	$(26,515)	$(869,098)
Net realized gain (loss) on investments in portfolio shares	558,226	301,917	17,298,841
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(555,238)	(351,503)	(20,027,522)
Net increase (decrease) in net assets from operations	(36,338)	(76,101)	(3,597,779)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	16,816	14,238	1,188,830
Contract redemptions	(309,959)	(233,528)	(22,033,264)
Net transfers	(455,183)	(155,667)	(845,381)
Net increase (decrease) in net assets from contract owners' transactions	(748,326)	(374,957)	(21,689,815)
Net increase (decrease) in net assets	(784,664)	(451,058)	(25,287,594)
Net assets, beginning of period	2,988,403	2,128,435	170,046,284
Net assets, end of period	$2,203,739	$1,677,377	$144,758,690

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations

For the Year Ended December 31, 2014

	THE ALGER PORTFOLIOS				AB VARIABLE PRODUCTS SERIES (f)*
	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	GROWTH AND INCOME
Investment income:
Income dividends from investments in portfolio shares	$8,021	$7,316	$—	$—	$6,074
Expenses:
Mortality and expense risk fees and administrative fees	123,528	68,198	40,926	25,915	7,821
Net investment income (expense)	(115,507)	(60,882)	(40,926)	(25,915)	(1,747)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	687,627	345,498	80,796	115,686	177,031
Net realized short-term capital gain distributions from investments in portfolio shares	260,810	476,305	—	5,186	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,021,649	264,971	—	149,280	—
Net realized gain (loss) on investments in portfolio shares	1,970,086	1,086,774	80,796	270,152	177,031
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(878,586)	(597,320)	131,839	(275,248)	(135,873)
Net increase (decrease) in net assets from operations	$975,993	$428,572	$171,709	$(31,011)	$39,411

Statements of Changes in Net Assets

For the Year Ended December 31, 2014

	THE ALGER PORTFOLIOS				AB VARIABLE PRODUCTS SERIES (f)*
	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	GROWTH AND INCOME
Changes from operations:
Net investment income (expense)	$(115,507)	$(60,882)	$(40,926)	$(25,915)	$(1,747)
Net realized gain (loss) on investments in portfolio shares	1,970,086	1,086,774	80,796	270,152	177,031
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(878,586)	(597,320)	131,839	(275,248)	(135,873)
Net increase (decrease) in net assets from operations	975,993	428,572	171,709	(31,011)	39,411
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	78,541	34,643	21,318	12,968	1,277
Contract redemptions	(932,898)	(482,352)	(286,444)	(241,338)	(256,991)
Net transfers	253,361	(11,402)	(38,698)	(72,577)	(157,521)
Net increase (decrease) in net assets from contract owners' transactions	(600,996)	(459,111)	(303,824)	(300,947)	(413,235)
Net increase (decrease) in net assets	374,997	(30,539)	(132,115)	(331,958)	(373,824)
Net assets, beginning of period	8,433,632	4,770,454	2,833,769	2,009,809	821,385
Net assets, end of period	$8,808,629	$4,739,915	$2,701,654	$1,677,851	$447,561

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	AMERICAN CENTURY VARIABLE PORTFOLIOS								COLUMBIA FUNDS VARIABLE SERIES TRUST
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	VISTA (a)*	SELIGMAN GLOBAL TECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$7,849	$38,645	$4,362	$23,895	$1,465	$114	$51,008	$—	$—
Expenses:
Mortality and expense risk fees and administrative fees	9,170	31,295	5,348	19,039	1,349	429	48,083	200	14,461
Net investment income (expense)	(1,321)	7,350	(986)	4,856	116	(315)	2,925	(200)	(14,461)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	34,938	194,748	(10,305)	41,633	19,826	973	154,925	7,028	50,023
Net realized short-term capital gain distributions from investments in portfolio shares	21,749	—	—	—	—	—	—	—	35,661
Net realized long-term capital gain distributions from investments in portfolio shares	28,852	—	7,312	—	—	—	—	4,919	40,872
Net realized gain (loss) on investments in portfolio shares	85,539	194,748	(2,993)	41,633	19,826	973	154,925	11,947	126,556
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(43,350)	(9,282)	7,107	(130,939)	(8,091)	1,895	204,632	(12,310)	84,351
Net increase (decrease) in net assets from operations	$40,868	$192,816	$3,128	$(84,450)	$11,851	$2,553	$362,482	$(563)	$196,446

	AMERICAN CENTURY VARIABLE PORTFOLIOS								COLUMBIA FUNDS VARIABLE SERIES TRUST
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	VISTA (a)*	SELIGMAN GLOBAL TECHNOLOGY
Changes from operations:
Net investment income (expense)	$(1,321)	$7,350	$(986)	$4,856	$116	$(315)	$2,925	$(200)	$(14,461)
Net realized gain (loss) on investments in portfolio shares	85,539	194,748	(2,993)	41,633	19,826	973	154,925	11,947	126,556
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(43,350)	(9,282)	7,107	(130,939)	(8,091)	1,895	204,632	(12,310)	84,351
Net increase (decrease) in net assets from operations	40,868	192,816	3,128	(84,450)	11,851	2,553	362,482	(563)	196,446
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,078	11,627	1,008	8,329	—	2,162	12,051	—	14,035
Contract redemptions	(93,763)	(323,347)	(40,497)	(134,273)	(87,262)	(1,476)	(331,219)	—	(79,383)
Net transfers	(139,422)	173,988	19,976	(357,364)	(4,482)	501	8,246	(44,871)	21,527
Net increase (decrease) in net assets from contract owners' transactions	(232,107)	(137,732)	(19,513)	(483,308)	(91,744)	1,187	(310,922)	(44,871)	(43,821)
Net increase (decrease) in net assets	(191,239)	55,084	(16,385)	(567,758)	(79,893)	3,740	51,560	(45,434)	152,625
Net assets, beginning of period	658,749	1,790,274	323,482	1,291,906	136,541	29,127	3,218,360	45,434	914,005
Net assets, end of period	$467,510	$1,845,358	$307,097	$724,148	$56,648	$32,867	$3,269,920	$—	$1,066,630

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2014

	DIREXION INSURANCE TRUST	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES
	DYNAMIC VP HY BOND	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Investment income:
Income dividends from investments in portfolio shares	$72	$1,904	$21,398	$259,742	$12,218	$73,174	$—	$31,272
Expenses:
Mortality and expense risk fees and administrative fees	55	4,714	30,057	211,373	10,327	18,606	2,246	15,318
Net investment income (expense)	17	(2,810)	(8,659)	48,369	1,891	54,568	(2,246)	15,954
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(18)	30,950	99,738	760,677	(4,653)	26,901	(1,537)	44,634
Net realized short-term capital gain distributions from investments in portfolio shares	—	1,755	5,515	28,154	—	—	—	21,612
Net realized long-term capital gain distributions from investments in portfolio shares	—	16,324	134,428	144,561	—	—	23,471	44,217
Net realized gain (loss) on investments in portfolio shares	(18)	49,029	239,681	933,392	(4,653)	26,901	21,934	110,463
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(103)	(34,693)	(144)	706,038	(70,016)	(66,222)	(12,947)	(101,427)
Net increase (decrease) in net assets from operations	$(104)	$11,526	$230,878	$1,687,799	$(72,778)	$15,247	$6,741	$24,990

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	DIREXION INSURANCE TRUST	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES
	DYNAMIC VP HY BOND	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Changes from operations:
Net investment income (expense)	$17	$(2,810)	$(8,659)	$48,369	$1,891	$54,568	$(2,246)	$15,954
Net realized gain (loss) on investments in portfolio shares	(18)	49,029	239,681	933,392	(4,653)	26,901	21,934	110,463
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(103)	(34,693)	(144)	706,038	(70,016)	(66,222)	(12,947)	(101,427)
Net increase (decrease) in net assets from operations	(104)	11,526	230,878	1,687,799	(72,778)	15,247	6,741	24,990
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	550	21,696	117,318	4,855	2,556	101	1,621
Contract redemptions	(624)	(27,419)	(162,555)	(1,645,980)	(77,778)	(140,941)	(15,121)	(165,398)
Net transfers	1,693	16,871	58,032	449,130	88	10,614	10,641	40,042
Net increase (decrease) in net assets from contract owners' transactions	1,069	(9,998)	(82,827)	(1,079,532)	(72,835)	(127,771)	(4,379)	(123,735)
Net increase (decrease) in net assets	965	1,528	148,051	608,267	(145,613)	(112,524)	2,362	(98,745)
Net assets, beginning of period	2,879	326,349	1,974,275	14,862,818	756,392	1,279,584	123,916	904,065
Net assets, end of period	$3,844	$327,877	$2,122,326	$15,471,085	$610,779	$1,167,060	$126,278	$805,320

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (g)*	CLS ADVISORONE GROWTH AND INCOME (h)*	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS
Investment income:
Income dividends from investments in portfolio shares	$874	$1,151	$—	$—	$489	$9,158
Expenses:
Mortality and expense risk fees and administrative fees	13,411	6,223	1,364	105	834	3,407
Net investment income (expense)	(12,537)	(5,072)	(1,364)	(105)	(345)	5,751
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	251,853	40,683	3,696	256	(12,593)	(21,518)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	4,554	—
Net realized long-term capital gain distributions from investments in portfolio shares	23,725	8,579	—	—	1,323	17,364
Net realized gain (loss) on investments in portfolio shares	275,578	49,262	3,696	256	(6,716)	(4,154)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(217,352)	(34,274)	(1,573)	(182)	(3,306)	(10,902)
Net increase (decrease) in net assets from operations	$45,689	$9,916	$759	$(31)	$(10,367)	$(9,305)

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (g)*	CLS ADVISORONE GROWTH AND INCOME (h)*	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS
Changes from operations:
Net investment income (expense)	$(12,537)	$(5,072)	$(1,364)	$(105)	$(345)	$5,751
Net realized gain (loss) on investments in portfolio shares	275,578	49,262	3,696	256	(6,716)	(4,154)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(217,352)	(34,274)	(1,573)	(182)	(3,306)	(10,902)
Net increase (decrease) in net assets from operations	45,689	9,916	759	(31)	(10,367)	(9,305)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	16,185	9,589	1,311	—	1,369	4,167
Contract redemptions	(1,025,626)	(438,692)	(4,639)	(845)	(5,801)	(42,318)
Net transfers	(30,043)	18,964	6,885	(1,922)	12,189	(17,741)
Net increase (decrease) in net assets from contract owners' transactions	(1,039,484)	(410,139)	3,557	(2,767)	7,757	(55,892)
Net increase (decrease) in net assets	(993,795)	(400,223)	4,316	(2,798)	(2,610)	(65,197)
Net assets, beginning of period	1,320,118	602,600	86,833	5,899	32,896	194,260
Net assets, end of period	$326,323	$202,377	$91,149	$3,101	$30,286	$129,063

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$1,106	$—	$—
Expenses:
Mortality and expense risk fees and administrative fees	22,571	1,133	4,886	9,790	1,558
Net investment income (expense)	(22,571)	(1,133)	(3,780)	(9,790)	(1,558)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	207,466	(11,089)	35,741	220,220	(4,562)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	216,717	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	13,148	40,178	—
Net realized gain (loss) on investments in portfolio shares	207,466	(11,089)	48,889	477,115	(4,562)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,592	(11,959)	(34,270)	(398,526)	7,636
Net increase (decrease) in net assets from operations	$187,487	$(24,181)	$10,839	$68,799	$1,516

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS
Changes from operations:
Net investment income (expense)	$(22,571)	$(1,133)	$(3,780)	$(9,790)	$(1,558)
Net realized gain (loss) on investments in portfolio shares	207,466	(11,089)	48,889	477,115	(4,562)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,592	(11,959)	(34,270)	(398,526)	7,636
Net increase (decrease) in net assets from operations	187,487	(24,181)	10,839	68,799	1,516
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	33,987	37	—	3,952	1,000
Contract redemptions	(265,664)	(9,008)	(79,902)	(95,189)	(13,870)
Net transfers	302,457	(440)	(533,420)	(330,276)	48,956
Net increase (decrease) in net assets from contract owners' transactions	70,780	(9,411)	(613,322)	(421,513)	36,086
Net increase (decrease) in net assets	258,267	(33,592)	(602,483)	(352,714)	37,602
Net assets, beginning of period	1,421,773	77,763	833,891	996,960	70,610
Net assets, end of period	$1,680,040	$44,171	$231,408	$644,246	$108,212

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$983	$—	$6,512	$1,059	$5,447	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees and administrative fees	17,550	9,435	3,839	10,483	10,464	20,747	3,162	3,677	836
Net investment income (expense)	(16,567)	(9,435)	2,673	(9,424)	(5,017)	(20,747)	(3,162)	(3,677)	(836)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	7,170	(35,326)	14,295	61,626	21,999	209,089	4,576	(113,677)	(7,261)
Net realized short-term capital gain distributions from investments in portfolio shares	7,536	—	—	—	—	8,187	11,258	—	706
Net realized long-term capital gain distributions from investments in portfolio shares	78,308	38,406	—	—	—	47,226	7,003	—	3,189
Net realized gain (loss) on investments in portfolio shares	93,014	3,080	14,295	61,626	21,999	264,502	22,837	(113,677)	(3,366)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(290,714)	(176,428)	(53,640)	(20,962)	135,930	(49,805)	(21,353)	33,059	(13,834)
Net increase (decrease) in net assets from operations	$(214,267)	$(182,783)	$(36,672)	$31,240	$152,912	$193,950	$(1,678)	$(84,295)	$(18,036)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY
Changes from operations:
Net investment income (expense)	$(16,567)	$(9,435)	$2,673	$(9,424)	$(5,017)	$(20,747)	$(3,162)	$(3,677)	$(836)
Net realized gain (loss) on investments in portfolio shares	93,014	3,080	14,295	61,626	21,999	264,502	22,837	(113,677)	(3,366)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(290,714)	(176,428)	(53,640)	(20,962)	135,930	(49,805)	(21,353)	33,059	(13,834)
Net increase (decrease) in net assets from operations	(214,267)	(182,783)	(36,672)	31,240	152,912	193,950	(1,678)	(84,295)	(18,036)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	13,998	12,885	—	512	609	66	214	1,886	—
Contract redemptions	(238,273)	(93,658)	(4,613)	(79,838)	(56,508)	(195,395)	(17,716)	(6,144)	(11,395)
Net transfers	67,530	(292,997)	(129,269)	(266,472)	555,009	974,544	7,847	(43,662)	(29,075)
Net increase (decrease) in net assets from contract owners' transactions	(156,745)	(373,770)	(133,882)	(345,798)	499,110	779,215	(9,655)	(47,920)	(40,470)
Net increase (decrease) in net assets	(371,012)	(556,553)	(170,554)	(314,558)	652,022	973,165	(11,333)	(132,215)	(58,506)
Net assets, beginning of period	1,072,078	913,387	456,610	577,396	291,847	766,960	147,821	221,034	95,921
Net assets, end of period	$701,066	$356,834	$286,056	$262,838	$943,869	$1,740,125	$136,488	$88,819	$37,415

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees and administrative fees	34	2,046	108	1,195	4,339
Net investment income (expense)	(34)	(2,046)	(108)	(1,195)	(4,339)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(180)	(42,092)	(3,851)	(81,359)	(18,120)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	81,037
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	116,924
Net realized gain (loss) on investments in portfolio shares	(180)	(42,092)	(3,851)	(81,359)	179,841
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(101)	26,253	3,251	69,521	(205,221)
Net increase (decrease) in net assets from operations	$(315)	$(17,885)	$(708)	$(13,033)	$(29,719)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY
Changes from operations:
Net investment income (expense)	$(34)	$(2,046)	$(108)	$(1,195)	$(4,339)
Net realized gain (loss) on investments in portfolio shares	(180)	(42,092)	(3,851)	(81,359)	179,841
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(101)	26,253	3,251	69,521	(205,221)
Net increase (decrease) in net assets from operations	(315)	(17,885)	(708)	(13,033)	(29,719)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	158	1,401	26	(63)	731
Contract redemptions	—	(2,738)	(538)	(27,462)	(24,230)
Net transfers	(140)	(22,069)	(1,899)	(380,706)	102,595
Net increase (decrease) in net assets from contract owners' transactions	18	(23,406)	(2,411)	(408,231)	79,096
Net increase (decrease) in net assets	(297)	(41,291)	(3,119)	(421,264)	49,377
Net assets, beginning of period	2,396	78,970	3,902	464,189	218,713
Net assets, end of period	$2,099	$37,679	$783	$42,925	$268,090
The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$33	$—	$—	$—	$1,113	$818	$5,304	$—	$—
Expenses:
Mortality and expense risk fees and administrative fees	1,764	9,873	35,480	16,106	18,700	13,279	5,694	1,127	3,502
Net investment income (expense)	(1,731)	(9,873)	(35,480)	(16,106)	(17,587)	(12,461)	(390)	(1,127)	(3,502)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	10,601	73,084	200,443	305,626	170,260	(320,485)	10,078	(604)	21,416
Net realized short-term capital gain distributions from investments in portfolio shares	141	26,353	—	239,053	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,928	43,124	140,365	120,816	—	—	—	8,289	—
Net realized gain (loss) on investments in portfolio shares	12,670	142,561	340,808	665,495	170,260	(320,485)	10,078	7,685	21,416
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(23,959)	(70,858)	35,751	(257,773)	32,190	201,317	42,384	(5,838)	(15,960)
Net increase (decrease) in net assets from operations	$(13,020)	$61,830	$341,079	$391,616	$184,863	$(131,629)	$52,072	$720	$1,954

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY
Changes from operations:
Net investment income (expense)	$(1,731)	$(9,873)	$(35,480)	$(16,106)	$(17,587)	$(12,461)	$(390)	$(1,127)	$(3,502)
Net realized gain (loss) on investments in portfolio shares	12,670	142,561	340,808	665,495	170,260	(320,485)	10,078	7,685	21,416
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(23,959)	(70,858)	35,751	(257,773)	32,190	201,317	42,384	(5,838)	(15,960)
Net increase (decrease) in net assets from operations	(13,020)	61,830	341,079	391,616	184,863	(131,629)	52,072	720	1,954
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	4	7,435	13,294	2,053	48	15,754	(12)	4	2,785
Contract redemptions	(3,061)	(104,407)	(236,523)	(125,834)	(178,484)	(117,206)	(41,451)	(893)	(26,400)
Net transfers	(282,705)	(168,238)	7,501	68,041	(255,010)	46,728	361,870	(47,376)	(50,301)
Net increase (decrease) in net assets from contract owners' transactions	(285,762)	(265,210)	(215,728)	(55,740)	(433,446)	(54,724)	320,407	(48,265)	(73,916)
Net increase (decrease) in net assets	(298,782)	(203,380)	125,351	335,876	(248,583)	(186,353)	372,479	(47,545)	(71,962)
Net assets, beginning of period	313,912	803,833	2,497,932	1,239,798	1,566,696	646,434	92,141	119,035	291,841
Net assets, end of period	$15,130	$600,453	$2,623,283	$1,575,674	$1,318,113	$460,081	$464,620	$71,490	$219,879

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$6,414	$—
Expenses:
Mortality and expense risk fees and administrative fees	3,068	12,395	36,098	38,338	5,655
Net investment income (expense)	(3,068)	(12,395)	(36,098)	(31,924)	(5,655)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	46,608	209,704	179,237	458,803	3,530
Net realized short-term capital gain distributions from investments in portfolio shares	38,308	168,385	93,833	32,354	39,501
Net realized long-term capital gain distributions from investments in portfolio shares	7,932	15,554	64,097	67,996	43,180
Net realized gain (loss) on investments in portfolio shares	92,848	393,643	337,167	559,153	86,211
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(113,629)	(213,698)	(263,223)	(440,731)	(94,382)
Net increase (decrease) in net assets from operations	$(23,849)	$167,550	$37,846	$86,498	$(13,826)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH
Changes from operations:
Net investment income (expense)	$(3,068)	$(12,395)	$(36,098)	$(31,924)	$(5,655)
Net realized gain (loss) on investments in portfolio shares	92,848	393,643	337,167	559,153	86,211
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(113,629)	(213,698)	(263,223)	(440,731)	(94,382)
Net increase (decrease) in net assets from operations	(23,849)	167,550	37,846	86,498	(13,826)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	769	4,088	(30)	1,657	3,634
Contract redemptions	(29,568)	(197,830)	(284,860)	(405,185)	(90,937)
Net transfers	(282,098)	81,635	(235,671)	(961,640)	164,546
Net increase (decrease) in net assets from contract owners' transactions	(310,897)	(112,107)	(520,561)	(1,365,168)	77,243
Net increase (decrease) in net assets	(334,746)	55,443	(482,715)	(1,278,670)	63,417
Net assets, beginning of period	464,338	773,546	2,915,691	2,682,238	353,536
Net assets, end of period	$129,592	$828,989	$2,432,976	$1,403,568	$416,953

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES
Investment income:
Income dividends from investments in portfolio shares	$149	$—	$—	$—	$—	$1,270	$—	$1	$8,874
Expenses:
Mortality and expense risk fees and administrative fees	9,174	7,051	5,080	27	18,619	1,176	9,684	38,743	8,813
Net investment income (expense)	(9,025)	(7,051)	(5,080)	(27)	(18,619)	94	(9,684)	(38,742)	61
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	34,147	13,063	47,289	8	49,956	9,235	117,710	—	27,342
Net realized short-term capital gain distributions from investments in portfolio shares	18,542	—	19,180	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	8,196	—	29,555	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	60,885	13,063	96,024	8	49,956	9,235	117,710	—	27,342
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(67,714)	(37,758)	(95,823)	628	23,585	(2,582)	(4,858)	—	76,866
Net increase (decrease) in net assets from operations	$(15,854)	$(31,746)	$(4,879)	$609	$54,922	$6,747	$103,168	$(38,742)	$104,269

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES
Changes from operations:
Net investment income (expense)	$(9,025)	$(7,051)	$(5,080)	$(27)	$(18,619)	$94	$(9,684)	$(38,742)	$61
Net realized gain (loss) on investments in portfolio shares	60,885	13,063	96,024	8	49,956	9,235	117,710	—	27,342
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(67,714)	(37,758)	(95,823)	628	23,585	(2,582)	(4,858)	—	76,866
Net increase (decrease) in net assets from operations	(15,854)	(31,746)	(4,879)	609	54,922	6,747	103,168	(38,742)	104,269
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(4)	1,463	1,116	29	144	—	7	392	482
Contract redemptions	(55,635)	(65,418)	(36,159)	—	(150,613)	(4,148)	(114,257)	(689,127)	(75,316)
Net transfers	(43,150)	(85,851)	(136,474)	(2,869)	568,482	9,148	(2,583)	(348,736)	345,305
Net increase (decrease) in net assets from contract owners' transactions	(98,789)	(149,806)	(171,517)	(2,840)	418,013	5,000	(116,833)	(1,037,471)	270,471
Net increase (decrease) in net assets	(114,643)	(181,552)	(176,396)	(2,231)	472,935	11,747	(13,665)	(1,076,213)	374,740
Net assets, beginning of period	285,912	1,141,653	445,657	5,548	636,956	44,190	532,762	3,166,490	351,925
Net assets, end of period	$171,269	$960,101	$269,261	$3,317	$1,109,891	$55,937	$519,097	$2,090,277	$726,665

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)	INVESCO VARIABLE INSURANCE FUNDS
	RYDEX WEAKENING DOLLAR 2X STRATEGY	CORE EQUITY	DIVERSIFIED DIVIDEND	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE
Investment income:
Income dividends from investments in portfolio shares	$—	$6,107	$5,039	$—	$10,110
Expenses:
Mortality and expense risk fees and administrative fees	362	11,001	4,452	8,820	10,417
Net investment income (expense)	(362)	(4,894)	587	(8,820)	(307)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(593)	58,934	21,582	133,580	62,760
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	1,989	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	3,409	—	18,533	—
Net realized gain (loss) on investments in portfolio shares	(593)	62,343	21,582	154,102	62,760
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,686)	(7,184)	6,707	(61,525)	21,766
Net increase (decrease) in net assets from operations	$(5,641)	$50,265	$28,876	$83,757	$84,219

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)	INVESCO VARIABLE INSURANCE FUNDS
	RYDEX WEAKENING DOLLAR 2X STRATEGY	CORE EQUITY	DIVERSIFIED DIVIDEND	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE
Changes from operations:
Net investment income (expense)	$(362)	$(4,894)	$587	$(8,820)	$(307)
Net realized gain (loss) on investments in portfolio shares	(593)	62,343	21,582	154,102	62,760
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,686)	(7,184)	6,707	(61,525)	21,766
Net increase (decrease) in net assets from operations	(5,641)	50,265	28,876	83,757	84,219
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	367	188	4,019	2,802	3,051
Contract redemptions	(2,439)	(112,121)	(38,711)	(102,040)	(125,986)
Net transfers	27	(68,828)	31,193	(46,273)	(8,022)
Net increase (decrease) in net assets from contract owners' transactions	(2,045)	(180,761)	(3,499)	(145,511)	(130,957)
Net increase (decrease) in net assets	(7,686)	(130,496)	25,377	(61,754)	(46,738)
Net assets, beginning of period	26,099	808,062	288,723	638,183	690,678
Net assets, end of period	$18,413	$677,566	$314,100	$576,429	$643,940

The accompanying notes are an integral part of these financial statements.

	INVESCO VARIABLE INSURANCE FUNDS (continued)					JANUS ASPEN SERIES - INSTITUTIONAL
	HIGH YIELD	MID CAP CORE EQUITY	MONEY MARKET	TECHNOLOGY	VALUE OPPORTUNITIES	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH
Investment income:
Income dividends from investments in portfolio shares	$56,748	$—	$1,266	$—	$2,828	$17,780	$13,147	$362	$93,026
Expenses:
Mortality and expense risk fees and administrative fees	36,186	7,510	165,854	3,004	3,884	15,047	116,732	3,040	122,514
Net investment income (expense)	20,562	(7,510)	(164,588)	(3,004)	(1,056)	2,733	(103,585)	(2,678)	(29,488)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	93,358	(11,407)	—	9,964	29,688	22,301	315,176	5,592	120,369
Net realized short-term capital gain distributions from investments in portfolio shares	—	20,495	—	716	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	54,400	—	16,723	—	26,483	562,553	67,034	—
Net realized gain (loss) on investments in portfolio shares	93,358	63,488	—	27,403	29,688	48,784	877,729	72,626	120,369
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(100,987)	(66,654)	—	(7,975)	(18,047)	13,399	83,267	(56,638)	409,189
Net increase (decrease) in net assets from operations	$12,933	$(10,676)	$(164,588)	$16,424	$10,585	$64,916	$857,411	$13,310	$500,070

	INVESCO VARIABLE INSURANCE FUNDS (continued)					JANUS ASPEN SERIES - INSTITUTIONAL
	HIGH YIELD	MID CAP CORE EQUITY	MONEY MARKET	TECHNOLOGY	VALUE OPPORTUNITIES	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH
Changes from operations:
Net investment income (expense)	$20,562	$(7,510)	$(164,588)	$(3,004)	$(1,056)	$2,733	$(103,585)	$(2,678)	$(29,488)
Net realized gain (loss) on investments in portfolio shares	93,358	63,488	—	27,403	29,688	48,784	877,729	72,626	120,369
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(100,987)	(66,654)	—	(7,975)	(18,047)	13,399	83,267	(56,638)	409,189
Net increase (decrease) in net assets from operations	12,933	(10,676)	(164,588)	16,424	10,585	64,916	857,411	13,310	500,070
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	7,367	2,727	113,557	2,434	912	15,392	68,388	6,967	74,571
Contract redemptions	(618,678)	(52,776)	(2,189,367)	(51,240)	(22,150)	(119,990)	(797,097)	(40,707)	(813,152)
Net transfers	313,182	69,665	560,236	45,064	(25,137)	186,795	(38,070)	1,900	12,039
Net increase (decrease) in net assets from contract owners' transactions	(298,129)	19,616	(1,515,574)	(3,742)	(46,375)	82,197	(766,779)	(31,840)	(726,542)
Net increase (decrease) in net assets	(285,196)	8,940	(1,680,162)	12,682	(35,790)	147,113	90,632	(18,530)	(226,472)
Net assets, beginning of period	2,416,583	285,972	8,240,430	198,739	263,828	910,984	8,372,261	219,862	8,800,950
Net assets, end of period	$2,131,387	$294,912	$6,560,268	$211,421	$228,038	$1,058,097	$8,462,893	$201,332	$8,574,478

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2014

	JANUS ASPEN SERIES - INSTITUTIONAL (continued)			LAZARD RETIREMENT SERIES		LAZARD RETIREMENT SERIES (continued)
	JANUS	OVERSEAS	PERKINS MID CAP VALUE	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY
Investment income:
Income dividends from investments in portfolio shares	$35,424	$68,523	$1,993	$7,172	$10,259	$—	$1,876
Expenses:
Mortality and expense risk fees and administrative fees	136,250	20,638	864	9,621	14,294	22,645	4,257
Net investment income (expense)	(100,826)	47,885	1,129	(2,449)	(4,035)	(22,645)	(2,381)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	274,249	(49,330)	5,753	(24,795)	50,421	(59,568)	22,562
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	39	—	84,041	3,669
Net realized long-term capital gain distributions from investments in portfolio shares	695,979	82,420	4,467	3,989	—	170,085	30,111
Net realized gain (loss) on investments in portfolio shares	970,228	33,090	10,220	(20,767)	50,421	194,558	56,342
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	180,038	(294,488)	(6,598)	(2,688)	(98,106)	(36,484)	(23,472)
Net increase (decrease) in net assets from operations	$1,049,440	$(213,513)	$4,751	$(25,904)	$(51,720)	$135,429	$30,489

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	JANUS ASPEN SERIES - INSTITUTIONAL (continued)			LAZARD RETIREMENT SERIES		LAZARD RETIREMENT SERIES (continued)
	JANUS	OVERSEAS	PERKINS MID CAP VALUE	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY
Changes from operations:
Net investment income (expense)	$(100,826)	$47,885	$1,129	$(2,449)	$(4,035)	$(22,645)	$(2,381)
Net realized gain (loss) on investments in portfolio shares	970,228	33,090	10,220	(20,767)	50,421	194,558	56,342
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	180,038	(294,488)	(6,598)	(2,688)	(98,106)	(36,484)	(23,472)
Net increase (decrease) in net assets from operations	1,049,440	(213,513)	4,751	(25,904)	(51,720)	135,429	30,489
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	114,466	10,916	86	4,944	2,715	4,799	1,225
Contract redemptions	(890,931)	(125,186)	(5,445)	(185,849)	(121,009)	(142,026)	(65,667)
Net transfers	(14,901)	(574,052)	(7,660)	(441,645)	(21,914)	94,897	119,859
Net increase (decrease) in net assets from contract owners' transactions	(791,366)	(688,322)	(13,019)	(622,550)	(140,208)	(42,330)	55,417
Net increase (decrease) in net assets	258,074	(901,835)	(8,268)	(648,454)	(191,928)	93,099	85,906
Net assets, beginning of period	9,714,258	1,877,310	61,743	1,048,362	792,944	1,374,575	258,916
Net assets, end of period	$9,972,332	$975,475	$53,475	$399,908	$601,016	$1,467,674	$344,822

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST				LEGG MASON PARTNERS VARIABLE INCOME TRUST		LORD ABBETT SERIES FUND
	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE ALL CAP VALUE (b)*	CLEARBRIDGE DIVIDEND STRATEGY (i)*	CLEARBRIDGE LARGE CAP GROWTH	WESTERN ASSET GLOBAL HIGH YIELD BOND	WESTERN ASSET STRATEGIC BOND (c)*	CAPITAL STRUCTURE
Investment income:
Income dividends from investments in portfolio shares	$834	$123	$2,626	$1,367	$2,871	$14,532	$7,640
Expenses:
Mortality and expense risk fees and administrative fees	8,780	1,810	1,550	3,559	1,176	9,379	7,034
Net investment income (expense)	(7,946)	(1,687)	1,076	(2,192)	1,695	5,153	606
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	31,826	40,422	10,348	5,239	1,482	11,228	50,170
Net realized short-term capital gain distributions from investments in portfolio shares	176	—	—	3,671	—	—	15,448
Net realized long-term capital gain distributions from investments in portfolio shares	31,367	1,722	—	31,296	—	—	44,871
Net realized gain (loss) on investments in portfolio shares	63,369	42,144	10,348	40,206	1,482	11,228	110,489
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,679)	(32,795)	1,632	(8,214)	(2,960)	21,303	(69,267)
Net increase (decrease) in net assets from operations	$47,744	$7,662	$13,056	$29,800	$217	$37,684	$41,828

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST				LEGG MASON PARTNERS VARIABLE INCOME TRUST		LORD ABBETT SERIES FUND
	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE ALL CAP VALUE (b)*	CLEARBRIDGE DIVIDEND STRATEGY (i)*	CLEARBRIDGE LARGE CAP GROWTH	WESTERN ASSET GLOBAL HIGH YIELD BOND	WESTERN ASSET STRATEGIC BOND (c)*	CAPITAL STRUCTURE
Changes from operations:
Net investment income (expense)	$(7,946)	$(1,687)	$1,076	$(2,192)	$1,695	$5,153	$606
Net realized gain (loss) on investments in portfolio shares	63,369	42,144	10,348	40,206	1,482	11,228	110,489
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,679)	(32,795)	1,632	(8,214)	(2,960)	21,303	(69,267)
Net increase (decrease) in net assets from operations	47,744	7,662	13,056	29,800	217	37,684	41,828
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,636	73	2	1,258	—	186	1,199
Contract redemptions	(81,885)	(71,435)	(12,686)	(24,648)	(29,283)	(75,432)	(122,470)
Net transfers	120,225	(82,142)	10,418	63,948	(11,964)	(1,683,029)	303
Net increase (decrease) in net assets from contract owners' transactions	39,976	(153,504)	(2,266)	40,558	(41,247)	(1,758,275)	(120,968)
Net increase (decrease) in net assets	87,720	(145,842)	10,790	70,358	(41,030)	(1,720,591)	(79,140)
Net assets, beginning of period	439,626	145,842	86,084	182,908	79,323	1,720,591	540,102
Net assets, end of period	$527,346	$—	$96,874	$253,266	$38,293	$—	$460,962

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2014

	LORD ABBETT SERIES FUND (continued)	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)
	GROWTH AND INCOME	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH	SOCIALLY RESPONSIVE
Investment income:
Income dividends from investments in portfolio shares	$22,317	$7,098	$—	$1,984	$12,256	$—	$1,791
Expenses:
Mortality and expense risk fees and administrative fees	48,573	14,335	5,714	3,586	12,493	2,839	4,958
Net investment income (expense)	(26,256)	(7,237)	(5,714)	(1,602)	(237)	(2,839)	(3,167)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	136,286	64,892	17,780	16,610	(7,828)	17,829	16,324
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	5,453	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	144,931	5,255	—	2,154	—
Net realized gain (loss) on investments in portfolio shares	136,286	64,892	162,711	21,865	(7,828)	25,436	16,324
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	86,454	17,448	(138,219)	(1,770)	417	(35,475)	7,305
Net increase (decrease) in net assets from operations	$196,484	$75,103	$18,778	$18,493	$(7,648)	$(12,878)	$20,462

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	LORD ABBETT SERIES FUND (continued)	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)
	GROWTH AND INCOME	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH	SOCIALLY RESPONSIVE
Changes from operations:
Net investment income (expense)	$(26,256)	$(7,237)	$(5,714)	$(1,602)	$(237)	$(2,839)	$(3,167)
Net realized gain (loss) on investments in portfolio shares	136,286	64,892	162,711	21,865	(7,828)	25,436	16,324
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	86,454	17,448	(138,219)	(1,770)	417	(35,475)	7,305
Net increase (decrease) in net assets from operations	196,484	75,103	18,778	18,493	(7,648)	(12,878)	20,462
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	31,235	856	1,996	575	5,520	280	373
Contract redemptions	(558,069)	(114,332)	(78,106)	(3,435)	(165,152)	(35,202)	(26,588)
Net transfers	(8,280)	(3,422)	25,082	105,013	(718)	(186,979)	5,393
Net increase (decrease) in net assets from contract owners' transactions	(535,114)	(116,898)	(51,028)	102,153	(160,350)	(221,901)	(20,822)
Net increase (decrease) in net assets	(338,630)	(41,795)	(32,250)	120,646	(167,998)	(234,779)	(360)
Net assets, beginning of period	3,579,028	985,788	383,745	174,342	857,695	309,336	292,949
Net assets, end of period	$3,240,398	$943,993	$351,495	$294,988	$689,697	$74,557	$292,589

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	NORTHERN LIGHTS VARIABLE TRUST		PIMCO VARIABLE INSURANCE TRUST
	JNF SSgA SECTOR ROTATION (d)*	JNF SSgA TACTICAL ALLOCATION (e)*	ALL ASSET	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED
Investment income:
Income dividends from investments in portfolio shares	$68,020	$147,573	$16,631	$395	$2,353	$810	$4,340
Expenses:
Mortality and expense risk fees and administrative fees	244,976	123,339	4,500	1,646	627	620	2,985
Net investment income (expense)	(176,956)	24,234	12,131	(1,251)	1,726	190	1,355
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	563,098	260,815	472	(18,630)	(226)	(15)	(7,734)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	227	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	500,010	—	—	837	95	3,947
Net realized gain (loss) on investments in portfolio shares	563,098	760,825	472	(18,630)	611	307	(3,787)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	735,529	(338,281)	(16,277)	(1,157)	(2,156)	3,611	8,413
Net increase (decrease) in net assets from operations	$1,121,671	$446,778	$(3,674)	$(21,038)	$181	$4,108	$5,981

	NORTHERN LIGHTS VARIABLE TRUST		PIMCO VARIABLE INSURANCE TRUST
	JNF SSgA SECTOR ROTATION (d)*	JNF SSgA TACTICAL ALLOCATION (e)*	ALL ASSET	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED
Changes from operations:
Net investment income (expense)	$(176,956)	$24,234	$12,131	$(1,251)	$1,726	$190	$1,355
Net realized gain (loss) on investments in portfolio shares	563,098	760,825	472	(18,630)	611	307	(3,787)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	735,529	(338,281)	(16,277)	(1,157)	(2,156)	3,611	8,413
Net increase (decrease) in net assets from operations	1,121,671	446,778	(3,674)	(21,038)	181	4,108	5,981
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	160,980	97,867	11,977	1,285	317	31	276
Contract redemptions	(1,608,386)	(745,539)	(7,230)	(18,817)	(2,038)	(3,108)	(49,889)
Net transfers	237,684	41,717	(30,019)	(10,351)	(1,080)	2,011	(215,903)
Net increase (decrease) in net assets from contract owners' transactions	(1,209,722)	(605,955)	(25,272)	(27,883)	(2,801)	(1,066)	(265,516)
Net increase (decrease) in net assets	(88,051)	(159,177)	(28,946)	(48,921)	(2,620)	3,042	(259,535)
Net assets, beginning of period	17,465,789	8,461,112	335,143	120,250	44,583	47,228	393,508
Net assets, end of period	$17,377,738	$8,301,935	$306,197	$71,329	$41,963	$50,270	$133,973

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2014

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN
Investment income:
Income dividends from investments in portfolio shares	$28,300	$4,439	$1,889	$26,142	$2,883	$83,985
Expenses:
Mortality and expense risk fees and administrative fees	7,635	3,384	2,955	27,945	6,092	67,615
Net investment income (expense)	20,665	1,055	(1,066)	(1,803)	(3,209)	16,370
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	10,344	(59)	1,068	(57,438)	2,775	(13,389)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	129	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	276	—
Net realized gain (loss) on investments in portfolio shares	10,344	(59)	1,068	(57,438)	3,180	(13,389)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(12,347)	25,472	(1,480)	100,343	(3,117)	89,449
Net increase (decrease) in net assets from operations	$18,662	$26,468	$(1,478)	$41,102	$(3,146)	$92,430

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN
Changes from operations:
Net investment income (expense)	$20,665	$1,055	$(1,066)	$(1,803)	$(3,209)	$16,370
Net realized gain (loss) on investments in portfolio shares	10,344	(59)	1,068	(57,438)	3,180	(13,389)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(12,347)	25,472	(1,480)	100,343	(3,117)	89,449
Net increase (decrease) in net assets from operations	18,662	26,468	(1,478)	41,102	(3,146)	92,430
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	4,860	270	82	5,697	(9)	19,074
Contract redemptions	(34,559)	(11,482)	(14,840)	(198,028)	(147,160)	(504,305)
Net transfers	(668,062)	71,432	25,830	(349,165)	86,816	1,228,573
Net increase (decrease) in net assets from contract owners' transactions	(697,761)	60,220	11,072	(541,496)	(60,353)	743,342
Net increase (decrease) in net assets	(679,099)	86,688	9,594	(500,394)	(63,499)	835,772
Net assets, beginning of period	817,011	63,586	165,855	2,183,889	397,692	2,981,680
Net assets, end of period	$137,912	$150,274	$175,449	$1,683,495	$334,193	$3,817,452

The accompanying notes are an integral part of these financial statements.

	PIONEER VARIABLE CONTRACTS TRUST							ROYCE CAPITAL FUND
	DISCIPLINED VALUE	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME	MICRO-CAP
Investment income:
Income dividends from investments in portfolio shares	$578	$266	$15,187	$1,633	$3,984	$1,809	$20,717	$—
Expenses:
Mortality and expense risk fees and administrative fees	739	1,830	8,607	2,921	1,374	3,724	11,169	5,254
Net investment income (expense)	(161)	(1,564)	6,580	(1,288)	2,610	(1,915)	9,548	(5,254)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	747	(1,618)	58,573	19,914	463	(686)	(5,391)	20,517
Net realized short-term capital gain distributions from investments in portfolio shares	1,503	—	—	381	285	6,561	840	658
Net realized long-term capital gain distributions from investments in portfolio shares	3,524	755	—	11,858	3,011	30,580	6,342	19,857
Net realized gain (loss) on investments in portfolio shares	5,774	(863)	58,573	32,153	3,759	36,455	1,791	41,032
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,476)	(14,660)	(3,853)	(14,255)	(7,937)	(15,475)	(2,113)	(54,314)
Net increase (decrease) in net assets from operations	$4,137	$(17,087)	$61,300	$16,610	$(1,568)	$19,065	$9,226	$(18,536)

	PIONEER VARIABLE CONTRACTS TRUST							ROYCE CAPITAL FUND
	DISCIPLINED VALUE	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME	MICRO-CAP
Changes from operations:
Net investment income (expense)	$(161)	$(1,564)	$6,580	$(1,288)	$2,610	$(1,915)	$9,548	$(5,254)
Net realized gain (loss) on investments in portfolio shares	5,774	(863)	58,573	32,153	3,759	36,455	1,791	41,032
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,476)	(14,660)	(3,853)	(14,255)	(7,937)	(15,475)	(2,113)	(54,314)
Net increase (decrease) in net assets from operations	4,137	(17,087)	61,300	16,610	(1,568)	19,065	9,226	(18,536)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	1,168	3,473	1,692	—	(9)	983	5,804
Contract redemptions	(2,363)	(14,127)	(73,322)	(43,665)	(5,716)	(22,666)	(133,730)	(58,566)
Net transfers	—	(18,791)	(104,919)	(111)	1,108	318,946	427,597	37,106
Net increase (decrease) in net assets from contract owners' transactions	(2,363)	(31,750)	(174,768)	(42,084)	(4,608)	296,271	294,850	(15,656)
Net increase (decrease) in net assets	1,774	(48,837)	(113,468)	(25,474)	(6,176)	315,336	304,076	(34,192)
Net assets, beginning of period	52,829	130,586	666,322	201,189	91,723	60,751	480,883	388,156
Net assets, end of period	$54,603	$81,749	$552,854	$175,715	$85,547	$376,087	$784,959	$353,964

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2014

	ROYCE CAPITAL FUND (continued)	THIRD AVENUE VARIABLE SERIES TRUST	VAN ECK VIP TRUST
	SMALL-CAP	VALUE	EMERGING MARKETS	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES
Investment income:
Income dividends from investments in portfolio shares	$975	$33,001	$7,203	$2,051	$—
Expenses:
Mortality and expense risk fees and administrative fees	12,211	16,650	21,753	34,574	1,845
Net investment income (expense)	(11,236)	16,351	(14,550)	(32,523)	(1,845)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	93,535	43,394	40,538	(31,759)	971
Net realized short-term capital gain distributions from investments in portfolio shares	26,047	—	54,879	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	63,812	—	109,568	—	2,602
Net realized gain (loss) on investments in portfolio shares	183,394	43,394	204,985	(31,759)	3,573
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(164,054)	(25,330)	(214,974)	(362,218)	(3,308)
Net increase (decrease) in net assets from operations	$8,104	$34,415	$(24,539)	$(426,500)	$(1,580)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2014

	ROYCE CAPITAL FUND (continued)	THIRD AVENUE VARIABLE SERIES TRUST	VAN ECK VIP TRUST
	SMALL-CAP	VALUE	EMERGING MARKETS	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES
Changes from operations:
Net investment income (expense)	$(11,236)	$16,351	$(14,550)	$(32,523)	$(1,845)
Net realized gain (loss) on investments in portfolio shares	183,394	43,394	204,985	(31,759)	3,573
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(164,054)	(25,330)	(214,974)	(362,218)	(3,308)
Net increase (decrease) in net assets from operations	8,104	34,415	(24,539)	(426,500)	(1,580)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	9,215	8,717	10,833	26,825	13
Contract redemptions	(140,909)	(89,832)	(142,657)	(179,145)	(23,975)
Net transfers	(82,816)	5,382	6,149	(182,947)	24,723
Net increase (decrease) in net assets from contract owners' transactions	(214,510)	(75,733)	(125,675)	(335,267)	761
Net increase (decrease) in net assets	(206,406)	(41,318)	(150,214)	(761,767)	(819)
Net assets, beginning of period	986,039	1,128,158	1,427,907	2,463,473	45,219
Net assets, end of period	$779,633	$1,086,840	$1,277,693	$1,701,706	$44,400

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	VAN ECK VIP TRUST (continued)	WELLS FARGO VT FUNDS (j)*
	UNCONSTRAINED EMERGING MARKETS BOND	DISCOVERY	OPPORTUNITY	COMBINED TOTAL
Investment income:
Income dividends from investments in portfolio shares	$17,764	$—	$1,195	$1,500,506
Expenses:
Mortality and expense risk fees and administrative fees	6,300	48,327	30,959	2,686,835
Net investment income (expense)	11,464	(48,327)	(29,764)	(1,186,329)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(13,161)	358,447	57,164	8,127,145
Net realized short-term capital gain distributions from investments in portfolio shares	—	135,922	—	2,225,521
Net realized long-term capital gain distributions from investments in portfolio shares	28,390	269,889	—	5,880,396
Net realized gain (loss) on investments in portfolio shares	15,229	764,258	57,164	16,233,062
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(22,512)	(788,175)	144,433	(4,998,119)
Net increase (decrease) in net assets from operations	$4,181	$(72,244)	$171,833	$10,048,614

	VAN ECK VIP TRUST (continued)	WELLS FARGO VT FUNDS (j)*
	UNCONSTRAINED EMERGING MARKETS BOND	DISCOVERY	OPPORTUNITY	COMBINED TOTAL
Changes from operations:
Net investment income (expense)	$11,464	$(48,327)	$(29,764)	$(1,186,329)
Net realized gain (loss) on investments in portfolio shares	15,229	764,258	57,164	16,233,062
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(22,512)	(788,175)	144,433	(4,998,119)
Net increase (decrease) in net assets from operations	4,181	(72,244)	171,833	10,048,614
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,511	20,991	15,577	1,403,448
Contract redemptions	(39,876)	(551,974)	(207,061)	(24,396,688)
Net transfers	7,883	(184,353)	67,902	(1,709,683)
Net increase (decrease) in net assets from contract owners' transactions	(30,482)	(715,336)	(123,582)	(24,702,923)
Net increase (decrease) in net assets	(26,301)	(787,580)	48,251	(14,654,309)
Net assets, beginning of period	342,948	3,775,983	2,080,184	184,700,593
Net assets, end of period	$316,647	$2,988,403	$2,128,435	$170,046,284

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements

Years Ended December 31, 2015 and 2014

(1)  General

Jefferson National Life Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), pursuant to the provisions of the Texas Insurance Code.

JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Currently, however, there are no legal proceedings to which Account E is a party or to which the assets of Account E are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account E's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account E.

The following variable account investment options are available with only certain variable annuities offered through Account E:

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

AB VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Large Company Value Fund

Ultra Fund

Value Fund

COLUMBIA FUNDS VARIABLE SERIES TRUST

Seligman Global Technology Fund

THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND

International Value Portfolio

FEDERATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II

Managed Volatility Fund II

GUGGENHEIM VARIABLE INSURANCE FUNDS

CLS AdvisorOne Global Diversified Equity Fund

CLS AdvisorOne Growth and Income Fund

Long Short Equity Fund

Multi-Hedge Strategies Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Commodities Strategy Fund

Rydex Consumer Products Fund

Rydex Dow 2X Strategy Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services Fund

Rydex Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex Internet Fund

Rydex Inverse Dow 2X Strategy Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex Inverse Mid-Cap Strategy Fund

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

Rydex Inverse S&P 500 Strategy Fund

Rydex Japan 2X Strategy Fund

Rydex  Leisure Fund

Rydex  Mid Cap 1.5X Strategy Fund

Rydex  NASDAQ-100® Fund

Rydex NASDAQ-100® 2X Strategy Fund

Rydex  Nova Fund

Rydex Precious Metals Fund

Rydex  Real Estate Fund

Rydex Retailing Fund

Rydex Russell 2000® 1.5X Strategy Fund

Rydex Russell 2000® 2X Strategy Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Growth Fund

Rydex  S&P 500 Pure Value Fund

Rydex S&P MidCap 400 Pure Growth Fund

Rydex S&P MidCap 400 Pure Value Fund

Rydex S&P SmallCap 600 Pure Growth Fund

Rydex S&P SmallCap 600 Pure Value Fund

Rydex Strengthening Dollar 2X Strategy Fund

Rydex  Technology Fund

Rydex Telecommunications Fund

Rydex Transportation Fund

Rydex  Utilities Fund

Rydex Weakening Dollar 2X Strategy Fund

INVESCO VARIABLE INSURANCE FUNDS

Core Equity Fund Series I

Diversified Dividend Fund Series I

Global Health Care Fund Series I

Global Real Estate Fund Series I

High Yield Fund Series I

Mid Cap Core Equity Fund Series II

Money Market Fund Series I

Technology Fund Series I

JANUS ASPEN SERIES – INSTITUTIONAL

Balanced Portfolio

Enterprise Portfolio

Forty Portfolio

Global Research Portfolio

Janus Portfolio

Overseas Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

Perkins Mid Cap Value Portfolio

JANUS ASPEN SERIES – SERVICE

Global Research Portfolio

Janus Portfolio

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

International Equity Portfolio

US Small-Mid Cap Equity Portfolio

US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Global High Yield Bond Portfolio

LORD ABBETT SERIES FUND, INC.

Calibrated Dividend Growth Portfolio

Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Large Cap Value Portfolio

Mid-Cap Growth Portfolio

Mid Cap Intrinsic Value Portfolio

Short Duration Bond Portfolio

Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST

JNF SSGA Sector Rotation Portfolio

JNF SSGA Tactical Allocation Portfolio

PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio

CommodityRealReturn Strategy Portfolio

Emerging Markets Bond Portfolio

Foreign Bond US Dollar-Hedged Portfolio

Global Bond Unhedged Portfolio

High Yield Portfolio

Long-Term US Government Portfolio

Low Duration Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST

Disciplined Value Portfolio

Emerging Markets Portfolio

Equity Income Portfolio

Fund Portfolio

High Yield Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

ROYCE CAPITAL FUND

Micro-Cap Portfolio

Small-Cap Portfolio

THIRD AVENUE VARIABLE SERIES TRUST

Value Portfolio

VAN ECK VIP TRUST

Emerging Markets Fund

Global Hard Assets Fund

Unconstrained Emerging Market Bond Fund

WELLS FARGO VT FUNDS

Discovery Fund

Opportunity Fund

(2)  Summary of Significant Accounting Policies

BASIS OF PRESENTATION

The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

In August 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments that are restricted as to resale.

Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation period.

FEDERAL INCOME TAXES

No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

Account E does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

ANNUITY RESERVES

Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

The Net transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in income of $5,225 and $2,307 for the years ended December 31, 2015 and December 31, 2014, respectively.

(3)  Financial Instruments and Fair Value

Account E values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect Account E's assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•  Level 1 –  Valuations based on quoted prices in active markets for identical investments.

•  Level 2 –  Valuations based on (i) quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.

•  Level 3 –  Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account E includes these prices in the amounts disclosed in Level 1 of the hierarchy.

The following table presents the assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

Fair Value Measurements Using
	Total As of 12/31/2015	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Mutual Funds:
Alternative	$368.777	$368.777	$—	$—
Balanced	9,561,672	9,561,672	—	—
Bond	10,150,143	10,150,143	—	—
Money Market	10,478,881	10,478,881	—	—
Stock	114,199,217	114,199,217	—	—
	$144,758,690	$144,758,690	—	—

Account E's investments include various mutual funds whose fair value is calculated using the net asset value (NAV) per share. The following table indicates the investments with a reported NAV:

Fair Value Using NAV per share as of December 31, 2015
Investment	Fair Value using NAV	Unfunded commitment	Redemption frequency	Redemption Notice Period*	Other redemption restrictions
Mutual Funds:
Alternative	$368.777	N/A	Daily	0 - 90 days	None
Balanced	9,561,672	N/A	Daily	0 - 90 days	None
Bond	10,150,143	N/A	Daily	0 - 90 days	None
Money Market	10,478,881	N/A	Daily	None	None
Stock	114,199,217	N/A	Daily	0 - 90 days	None
	$144,758,690

*  Varies by individual fund.

(4)  Purchases and Sales of Investments in Portfolio Shares

The aggregate cost of purchases of investments in portfolio shares was $110,927,850 and $127,285,240 for the years ended December 31, 2015 and 2014, respectively. The aggregate proceeds from sales of investments in portfolio shares were $120,325,848 and $145,068,793 for the years ended December 31, 2015 and 2014, respectively.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

(5)  Deductions and Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a total daily charge from the total investments of Account E at per annum rates ranging from 1.25 percent to 1.80 percent. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The administrative expense charge per annum ranges from 0 percent to .15 percent. For contracts with optional riders (guaranteed minimum death benefit, guaranteed minimum income benefit and guaranteed minimum withdrawal benefit) an additional per annum fee ranging from .35 percent to 1.10 percent is added to the base percentage. The total fees were $2,326,526 and $2,399,181 for the years ended December 31, 2015 and 2014, respectively. The administrative expenses were $182,677 and $287,654 for the years ended December 31, 2015 and 2014, respectively.

Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies by product and ranges up to 9 percent based upon the number of years the contract has been held. In addition, the Company deducts units from certain individual contracts annually and upon full surrender to cover an administrative fee of $30, except for Advantage Plus and Advantage Strategy contracts which this fee is $60 (prior to July 2, 2015, this fee was $30), unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $186,753 and $181,927 for the years ended December 31, 2015 and 2014, respectively.

(6)  Financial Highlights

The following table discloses total returns, investment income and expense ratios for each offered fund in Account E. Account E includes a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's accounts balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period and is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable fund.

The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

The expense ratio consists of the annualized mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
The Alger Portfolios:
Capital Appreciation Portfolio
December 31, 2015	892	$3.01	$41.99	1.40%	3.30%	$8,052	2.72%	6.36%	0.08%
December 31, 2014	998	2.83	40.20	1.40%	3.30%	8,809	10.42%	13.75%	0.09%
December 31, 2013	1,095	2.49	35.88	1.40%	3.30%	8,434	31.66%	35.33%	0.36%
December 31, 2012	1,198	1.84	26.92	1.40%	3.30%	7,185	15.21%	17.95%	1.01%
December 31, 2011	1,330	1.56	23.07	1.40%	3.30%	6,816	-2.90%	0.00%	0.11%
Large Cap Growth Portfolio
December 31, 2015	1,171	1.88	22.30	1.40%	3.30%	4,155	-1.59%	1.62%	0.00%
December 31, 2014	1,308	1.85	22.28	1.40%	3.30%	4,740	7.73%	10.99%	0.15%
December 31, 2013	1,467	1.67	20.39	1.40%	3.30%	4,770	31.55%	35.77%	0.80%
December 31, 2012	1,624	1.23	15.31	1.40%	3.30%	3,918	6.98%	9.82%	1.15%
December 31, 2011	1,883	1.12	14.13	1.40%	3.30%	4,244	-2.95%	-0.88%	1.00%
Mid Cap Growth Portfolio
December 31, 2015	536	2.11	28.47	1.40%	9.37%	2,279	-4.76%	-1.40%	0.00%
December 31, 2014	606	2.14	29.40	1.40%	10.60%	2,702	4.84%	8.01%	0.00%
December 31, 2013	676	1.98	27.64	1.40%	29.20%	2,834	32.38%	35.62%	0.33%
December 31, 2012	745	1.46	20.64	1.40%	33.77%	2,416	13.16%	15.87%	0.00%
December 31, 2011	844	1.26	18.01	1.40%	32.35%	2,435	-10.70%	-8.03%	0.33%
Small Cap Growth Portfolio
December 31, 2015	491	2.49	21.05	1.40%	3.30%	1,444	-6.44%	-3.11%	0.00%
December 31, 2014	545	2.57	22.13	1.40%	3.30%	1,678	-2.51%	0.44%	0.00%
December 31, 2013	636	2.56	22.38	1.40%	3.30%	2,010	30.80%	34.03%	0.00%
December 31, 2012	696	1.91	16.94	1.40%	3.30%	1,655	9.53%	13.02%	0.00%
December 31, 2011	798	1.69	15.30	1.40%	3.30%	1,721	-5.74%	-3.43%	0.00%
AB Variable Products Series Fund, Inc.:
Growth and Income Portfolio
December 31, 2015	129	1.91	19.08	1.40%	3.30%	382	-1.58%	0.00%	1.38%
December 31, 2014	160	1.91	19.07	1.40%	3.30%	448	6.33%	7.88%	1.18%
December 31, 2013	254	1.77	17.68	1.40%	3.30%	821	31.43%	33.13%	1.29%
December 31, 2012	271	1.33	13.28	1.40%	3.30%	644	14.48%	15.95%	1.67%
December 31, 2011	221	1.15	11.46	1.40%	3.30%	388	3.45%	5.50%	1.32%
American Century Variable Portfolios, Inc.:
Balanced Fund
December 31, 2015	24	13.96	16.11	1.40%	3.30%	384	-5.74%	-3.94%	1.71%
December 31, 2014	29	14.81	16.77	1.40%	3.30%	468	6.63%	8.33%	1.49%
December 31, 2013	43	13.89	15.48	1.40%	3.30%	659	14.42%	15.78%	1.57%
December 31, 2012	45	12.14	13.37	1.40%	3.30%	592	8.78%	10.22%	2.07%
December 31, 2011	52	11.16	12.13	1.40%	3.30%	626	2.57%	3.94%	1.95%
Income & Growth Fund
December 31, 2015	386	1.79	19.87	1.40%	3.30%	994	-8.66%	-5.48%	2.00%
December 31, 2014	454	1.92	21.40	1.40%	3.30%	1,845	9.21%	12.50%	2.05%
December 31, 2013	506	1.73	19.32	1.40%	3.30%	1,790	32.29%	36.36%	2.23%
December 31, 2012	514	1.29	14.42	1.40%	3.30%	1,462	11.71%	14.40%	2.14%
December 31, 2011	567	1.14	12.75	1.40%	3.30%	1,096	0.47%	3.31%	1.52%
Inflation Protection Fund
December 31, 2015	25	11.03	12.89	1.40%	3.30%	317	-5.65%	-3.81%	2.56%
December 31, 2014	23	11.69	13.40	1.40%	3.30%	307	0.27%	1.86%	1.32%
December 31, 2013	25	11.66	13.16	1.40%	3.30%	323	-10.86%	-9.74%	1.60%
December 31, 2012	44	13.08	14.58	1.40%	3.30%	631	4.56%	5.88%	2.46%
December 31, 2011	42	12.51	13.77	1.40%	3.30%	576	8.78%	10.16%	4.02%
International Fund
December 31, 2015	214	1.75	16.67	1.40%	3.30%	572	-2.50%	0.57%	0.38%
December 31, 2014	269	1.74	16.82	1.40%	3.30%	724	-8.28%	-5.51%	2.02%
December 31, 2013	308	1.84	18.08	1.40%	3.30%	1,292	19.22%	21.85%	1.58%
December 31, 2012	341	1.51	14.98	1.40%	3.30%	1,034	18.01%	21.77%	0.85%
December 31, 2011	375	1.24	12.54	0.70%	3.30%	794	-14.34%	-12.06%	1.44%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
American Century Variable Portfolios, Inc.: (continued)
Large Company Value Fund
December 31, 2015	4	$10.42	$11.73	1.40%	3.30%	$48	-7.05%	-5.25%	1.50%
December 31, 2014	5	11.21	12.38	1.40%	3.30%	57	9.56%	11.30%	1.55%
December 31, 2013	12	10.23	11.12	1.40%	3.30%	137	27.88%	29.45%	1.64%
December 31, 2012	6	8.00	8.59	1.40%	3.30%	48	13.31%	14.84%	1.93%
December 31, 2011	3	7.06	7.48	1.40%	3.30%	19	-1.53%	-0.27%	1.74%
Ultra Fund
December 31, 2015	3	15.43	17.37	1.40%	3.30%	57	2.80%	4.76%	0.40%
December 31, 2014	2	15.01	16.58	1.40%	3.30%	33	6.77%	8.47%	0.37%
December 31, 2013	2	14.06	15.28	1.40%	3.30%	29	33.52%	35.10%	0.24%
December 31, 2012	2	10.53	11.31	1.40%	3.30%	22	10.96%	12.43%	0.00%
December 31, 2011	2	9.49	10.06	1.40%	3.30%	25	-1.66%	-0.40%	0.00%
Value Fund
December 31, 2015	592	2.64	26.64	1.40%	3.30%	2,482	-7.04%	-4.00%	2.10%
December 31, 2014	670	2.75	28.17	1.40%	3.30%	3,270	9.76%	13.08%	1.55%
December 31, 2013	730	2.43	25.30	1.40%	3.30%	3,218	28.24%	31.35%	1.62%
December 31, 2012	859	1.85	19.48	1.40%	3.30%	2,797	11.58%	14.91%	1.89%
December 31, 2011	999	1.61	17.24	1.40%	3.30%	3,194	-1.63%	0.63%	2.02%
Columbia Funds Variable Series Trust:
Seligman Global Technology Portfolio
December 31, 2015	465	1.15	24.61	1.40%	3.30%	1,006	6.22%	10.00%	0.00%
December 31, 2014	562	1.07	22.77	1.40%	3.30%	1,067	21.45%	25.12%	0.00%
December 31, 2013	581	0.86	18.50	1.40%	3.30%	914	22.19%	25.71%	0.00%
December 31, 2012	673	0.70	14.98	1.40%	3.30%	855	4.27%	6.87%	0.00%
December 31, 2011	765	0.66	14.22	1.40%	3.30%	937	-8.52%	-5.76%	0.00%
The Dreyfus Investment Portfolios
Small Cap Stock Index Portfolio
December 31, 2015	10	17.98	20.75	1.40%	3.30%	198	-5.52%	-3.71%	0.74%
December 31, 2014	15	19.03	21.55	1.40%	3.30%	328	2.04%	3.66%	0.60%
December 31, 2013	16	18.65	20.79	1.40%	3.30%	326	37.03%	38.79%	1.09%
December 31, 2012	14	13.61	14.98	1.40%	3.30%	217	12.76%	14.09%	0.51%
December 31, 2011	14	12.07	13.13	1.40%	3.30%	177	-2.11%	-0.83%	0.62%
The Dreyfus Socially Responsible Growth Fund, Inc.
December 31, 2015	580	1.76	17.98	1.40%	6.08%	1,925	-6.32%	-2.76%	1.05%
December 31, 2014	609	1.81	18.88	1.40%	4.93%	2,122	10.13%	13.45%	1.03%
December 31, 2013	643	1.60	16.91	1.40%	4.88%	1,974	30.78%	34.45%	1.23%
December 31, 2012	682	1.19	12.79	1.40%	4.63%	1,551	9.11%	12.26%	0.85%
December 31, 2011	774	1.06	11.61	1.40%	4.20%	1,723	-1.81%	0.95%	0.92%
Dreyfus Stock Index Fund
December 31, 2015	3,171	2.15	20.89	1.40%	3.30%	13,440	-2.17%	0.94%	1.80%
December 31, 2014	3,545	2.13	21.00	1.40%	3.30%	15,471	10.10%	13.42%	1.74%
December 31, 2013	3,897	1.88	18.80	1.40%	3.30%	14,863	28.59%	32.39%	1.81%
December 31, 2012	4,281	1.42	14.44	1.40%	3.30%	13,204	12.65%	15.45%	2.04%
December 31, 2011	4,686	1.23	12.65	0.70%	3.30%	12,275	-0.72%	1.65%	1.81%
Dreyfus Variable Investment Fund:
International Value Portfolio
December 31, 2015	292	1.39	13.87	1.40%	3.30%	545	-5.96%	-2.98%	2.29%
December 31, 2014	312	1.45	14.49	1.40%	3.30%	611	-11.98%	-9.32%	1.72%
December 31, 2013	353	1.62	16.23	1.40%	3.30%	756	19.75%	23.33%	2.15%
December 31, 2012	444	1.34	13.38	1.40%	3.30%	775	9.75%	12.78%	3.01%
December 31, 2011	511	1.20	12.04	1.40%	3.30%	793	-20.64%	-18.90%	2.26%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Federated Insurance Series:
High Income Bond Fund II
December 31, 2015	197	$2.70	$19.80	1.40%	3.30%	$1,063	-5.71%	-2.53%	5.64%
December 31, 2014	206	2.77	20.66	1.40%	3.30%	1,167	-0.32%	2.69%	5.99%
December 31, 2013	224	2.70	20.43	1.40%	3.30%	1,280	4.14%	7.14%	7.00%
December 31, 2012	263	2.52	19.36	1.40%	3.30%	1,415	11.72%	14.55%	7.86%
December 31, 2011	270	2.20	17.12	1.40%	3.30%	1,436	2.40%	5.26%	9.93%
Kaufmann Fund II
December 31, 2015	8	14.32	16.22	1.40%	3.30%	126	2.65%	4.65%	0.00%
December 31, 2014	8	13.95	15.50	1.40%	3.30%	126	6.22%	7.91%	0.00%
December 31, 2013	9	13.13	14.36	1.40%	3.30%	124	36.06%	37.68%	0.00%
December 31, 2012	11	9.65	10.43	1.40%	3.30%	112	13.93%	15.38%	0.00%
December 31, 2011	11	8.47	9.04	1.40%	3.30%	103	-15.72%	-14.64%	0.90%
Managed Volatility Fund II
December 31, 2015	206	1.87	18.62	1.40%	3.30%	552	-10.53%	-7.43%	4.93%
December 31, 2014	224	2.02	20.46	1.40%	3.30%	805	0.86%	3.91%	3.44%
December 31, 2013	249	1.95	20.01	1.40%	3.30%	904	18.50%	21.88%	2.64%
December 31, 2012	205	1.60	16.70	1.40%	3.30%	702	10.58%	13.48%	2.95%
December 31, 2011	247	1.41	14.95	1.40%	3.30%	691	2.03%	5.22%	4.26%
Guggenheim Variable Insurance Funds:
CLS AdvisorOne Global Diversified Equity Fund
December 31, 2015	19	12.52	14.45	1.40%	3.30%	276	-9.21%	-7.43%	0.86%
December 31, 2014	21	13.79	15.61	1.40%	3.30%	326	0.44%	2.03%	0.10%
December 31, 2013	88	13.73	15.30	1.40%	3.30%	1,320	20.23%	21.72%	0.01%
December 31, 2012	95	11.42	12.57	1.40%	3.30%	1,178	10.77%	12.13%	0.00%
December 31, 2011	113	10.31	11.21	1.40%	3.30%	1,255	-9.72%	-8.56%	0.00%
CLS AdvisorOne Growth and Income Fund
December 31, 2015	14	10.31	11.90	1.40%	3.30%	169	-7.28%	-5.48%	1.07%
December 31, 2014	16	11.12	12.59	1.40%	3.30%	202	-1.19%	0.38%	0.27%
December 31, 2013	48	11.25	12.54	1.40%	3.30%	603	7.24%	8.57%	1.52%
December 31, 2012	42	10.49	11.55	1.40%	3.30%	487	7.92%	9.27%	1.54%
December 31, 2011	48	9.72	10.57	1.40%	3.30%	506	-2.90%	-1.67%	1.85%
Long Short Equity Fund
December 31, 2015	18	1.82	18.13	1.40%	3.30%	80	-2.01%	0.00%	0.00%
December 31, 2014	17	1.82	18.20	1.40%	3.30%	91	-0.22%	1.37%	0.00%
December 31, 2013	17	1.80	17.98	1.40%	3.30%	87	14.41%	16.13%	0.00%
December 31, 2012	20	1.55	15.52	1.40%	3.30%	80	1.71%	2.92%	0.00%
December 31, 2011	20	1.51	15.08	1.40%	3.30%	80	-9.00%	-7.82%	0.00%
Multi-Hedge Strategies Fund
December 31, 2015	—	7.88	9.01	1.40%	3.30%	3	-1.50%	0.45%	0.64%
December 31, 2014	—	8.00	8.97	1.40%	3.30%	3	1.59%	3.20%	0.00%
December 31, 2013	1	7.88	8.69	1.40%	3.30%	6	-1.01%	0.23%	0.00%
December 31, 2012	1	7.96	8.67	1.40%	3.30%	6	-0.38%	0.70%	0.37%
December 31, 2011	1	7.99	8.61	1.40%	3.30%	13	0.63%	2.01%	0.00%
Rydex Banking Fund
December 31, 2015	3	5.28	7.66	1.40%	3.30%	21	-8.01%	-6.13%	0.19%
December 31, 2014	4	5.74	8.16	1.40%	3.30%	30	0.39%	1.98%	0.84%
December 31, 2013	5	5.71	8.00	1.40%	3.30%	33	25.77%	27.47%	0.37%
December 31, 2012	79	4.54	6.28	1.40%	3.30%	400	20.74%	22.52%	0.24%
December 31, 2011	10	3.76	5.13	1.40%	3.30%	41	-24.19%	-23.32%	0.22%
Rydex Basic Materials Fund
December 31, 2015	4	12.64	15.23	1.40%	3.30%	64	-20.00%	-18.49%	0.00%
December 31, 2014	7	15.80	18.68	1.40%	3.30%	129	-4.70%	-3.18%	4.62%
December 31, 2013	11	16.58	19.29	1.40%	3.30%	194	-1.37%	-0.16%	1.04%
December 31, 2012	10	16.81	19.32	1.40%	3.30%	177	7.76%	9.15%	0.00%
December 31, 2011	29	15.60	17.70	1.40%	3.30%	499	-18.62%	-17.60%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Biotechnology Fund
December 31, 2015	34	$27.18	$34.17	1.40%	3.30%	$1,080	4.95%	6.98%	0.00%
December 31, 2014	55	25.41	31.94	1.40%	3.30%	1,680	28.81%	30.85%	0.00%
December 31, 2013	60	19.42	24.41	1.40%	3.30%	1,422	50.21%	52.09%	0.00%
December 31, 2012	75	12.77	16.05	1.40%	3.30%	1,170	32.35%	34.09%	0.00%
December 31, 2011	59	9.53	11.97	1.40%	3.30%	684	7.72%	9.16%	0.00%
Rydex Commodities Strategy Fund
December 31, 2015	9	1.88	2.15	1.40%	3.30%	18	-35.84%	-34.85%	0.00%
December 31, 2014	13	2.93	3.30	1.40%	3.30%	44	-35.95%	-34.93%	0.00%
December 31, 2013	15	4.58	5.07	1.40%	3.30%	78	-5.76%	-4.52%	0.00%
December 31, 2012	18	4.86	5.31	1.40%	3.30%	94	-3.95%	-2.93%	0.00%
December 31, 2011	22	5.06	5.47	1.40%	3.30%	119	-8.99%	-7.91%	9.50%
Rydex Consumer Products Fund
December 31, 2015	9	20.20	29.05	1.40%	3.30%	244	2.80%	4.76%	0.58%
December 31, 2014	9	19.65	27.73	1.40%	3.30%	231	9.33%	11.06%	0.36%
December 31, 2013	41	17.98	24.97	1.40%	3.30%	834	24.95%	26.50%	2.24%
December 31, 2012	41	14.39	19.74	1.40%	3.30%	654	6.20%	7.52%	1.08%
December 31, 2011	53	13.55	18.36	1.40%	3.30%	792	10.79%	12.18%	1.56%
Rydex Dow 2X Strategy Fund
December 31, 2015	29	16.75	19.51	1.40%	3.30%	537	-7.36%	-5.51%	0.00%
December 31, 2014	32	18.08	20.66	1.40%	3.30%	644	13.38%	15.18%	0.00%
December 31, 2013	58	15.94	17.94	1.40%	3.30%	997	58.45%	60.47%	0.00%
December 31, 2012	106	10.06	11.18	1.40%	3.30%	1,128	14.06%	15.50%	0.00%
December 31, 2011	124	8.82	9.68	1.40%	3.30%	1,156	6.27%	7.64%	0.00%
Rydex Electronics Fund
December 31, 2015	10	6.47	10.95	1.40%	3.30%	93	-1.16%	0.74%	0.00%
December 31, 2014	12	6.43	10.87	1.40%	3.30%	108	20.11%	22.02%	0.00%
December 31, 2013	10	5.27	8.91	1.40%	3.30%	71	31.50%	33.18%	0.47%
December 31, 2012	5	3.96	6.69	1.40%	3.30%	22	-1.64%	-0.25%	0.00%
December 31, 2011	7	3.97	6.72	1.40%	3.30%	34	-18.67%	-17.55%	0.00%
Rydex Energy Fund
December 31, 2015	32	11.02	12.88	1.40%	3.30%	409	-32.52%	-31.20%	0.45%
December 31, 2014	38	16.33	18.72	1.40%	3.30%	701	-21.01%	-19.76%	0.09%
December 31, 2013	47	20.67	23.33	1.40%	3.30%	1,072	20.24%	21.77%	0.21%
December 31, 2012	49	17.19	19.16	1.40%	3.30%	928	-0.29%	0.96%	0.00%
December 31, 2011	79	17.24	18.98	1.40%	3.30%	1,482	-8.30%	-7.14%	0.00%
Rydex Energy Services Fund
December 31, 2015	21	7.85	11.05	1.40%	3.30%	212	-33.96%	-32.62%	0.39%
December 31, 2014	24	11.66	16.40	1.40%	3.30%	357	-31.42%	-30.32%	0.00%
December 31, 2013	41	16.73	23.54	1.40%	3.30%	913	20.65%	22.21%	0.00%
December 31, 2012	33	13.69	19.27	1.40%	3.30%	586	-2.21%	-0.98%	0.00%
December 31, 2011	80	13.83	19.46	1.40%	3.30%	1,472	-11.69%	-10.54%	0.00%
Rydex Europe 1.25X Strategy Fund
December 31, 2015	22	7.80	9.60	1.40%	3.30%	198	-10.24%	-8.48%	1.22%
December 31, 2014	30	8.69	10.49	1.40%	3.30%	286	-15.06%	-13.71%	3.01%
December 31, 2013	41	10.23	12.16	1.40%	3.30%	457	20.64%	22.22%	0.28%
December 31, 2012	28	8.48	9.95	1.40%	3.30%	280	18.44%	20.02%	1.26%
December 31, 2011	10	7.16	8.29	1.40%	3.30%	81	-17.32%	-16.35%	0.00%
Rydex Financial Services Fund
December 31, 2015	10	8.44	10.01	1.40%	3.30%	101	-7.05%	-5.30%	0.28%
December 31, 2014	25	9.08	10.57	1.40%	3.30%	263	9.28%	11.01%	0.19%
December 31, 2013	63	8.31	9.52	1.40%	3.30%	577	24.22%	25.76%	0.61%
December 31, 2012	17	6.69	7.57	1.40%	3.30%	129	19.46%	21.10%	0.10%
December 31, 2011	28	5.60	6.26	1.40%	3.30%	169	-17.16%	-16.09%	0.16%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Government Long Bond 1.2X Strategy Fund
December 31, 2015	97	$1.69	$24.45	1.40%	3.30%	$842	-8.18%	-6.11%	0.77%
December 31, 2014	78	1.80	26.12	1.40%	3.30%	944	30.74%	32.82%	0.79%
December 31, 2013	29	1.36	19.67	1.40%	3.30%	292	-20.43%	-19.39%	0.82%
December 31, 2012	72	1.69	24.40	1.40%	3.30%	842	0.32%	1.81%	0.73%
December 31, 2011	214	1.66	24.02	1.40%	3.30%	1,397	37.84%	39.57%	1.72%
Rydex Health Care Fund
December 31, 2015	34	20.62	24.09	1.40%	3.30%	781	1.13%	3.07%	0.00%
December 31, 2014	78	20.39	23.37	1.40%	3.30%	1,740	20.97%	22.89%	0.00%
December 31, 2013	41	16.85	19.02	1.40%	3.30%	767	38.11%	39.86%	0.12%
December 31, 2012	32	12.20	13.60	1.40%	3.30%	421	14.02%	15.55%	0.00%
December 31, 2011	25	10.70	11.77	1.40%	3.30%	282	2.00%	3.25%	0.00%
Rydex Internet Fund
December 31, 2015	6	12.83	22.21	1.40%	3.30%	122	4.85%	6.92%	0.00%
December 31, 2014	7	12.00	20.78	1.40%	3.30%	136	-1.03%	0.54%	0.00%
December 31, 2013	8	11.94	20.67	1.40%	3.30%	148	47.27%	49.13%	0.00%
December 31, 2012	9	8.01	13.86	1.40%	3.30%	105	16.26%	17.66%	0.00%
December 31, 2011	6	6.81	11.78	1.40%	3.30%	65	-14.26%	-13.14%	0.00%
Rydex Inverse Dow 2X Strategy Fund
December 31, 2015	92	0.66	0.77	1.40%	3.30%	70	-10.81%	-9.41%	0.00%
December 31, 2014	105	0.74	0.85	1.40%	3.30%	89	-24.06%	-22.85%	0.00%
December 31, 2013	201	0.97	1.10	1.40%	3.30%	221	-45.51%	-44.72%	0.00%
December 31, 2012	165	1.78	1.99	1.40%	3.30%	328	-24.58%	-23.46%	0.00%
December 31, 2011	168	2.36	2.60	1.40%	3.30%	436	-28.92%	-28.06%	0.00%
Rydex Inverse Government Long Bond Strategy Fund
December 31, 2015	15	0.29	2.96	1.40%	3.30%	35	-4.60%	-2.65%	0.00%
December 31, 2014	31	0.30	3.04	1.40%	3.30%	37	-27.11%	-25.96%	0.00%
December 31, 2013	67	0.41	4.12	1.40%	3.30%	96	12.23%	13.89%	0.00%
December 31, 2012	42	0.36	3.63	1.40%	3.30%	63	-8.60%	-7.47%	0.00%
December 31, 2011	56	0.39	3.93	1.40%	3.30%	119	-32.23%	-31.45%	0.00%
Rydex Inverse Mid-Cap Strategy Fund
December 31, 2015	1	1.73	2.02	1.40%	3.30%	2	-4.42%	-2.42%	0.00%
December 31, 2014	1	1.81	2.07	1.40%	3.30%	2	-14.15%	-12.79%	0.00%
December 31, 2013	1	2.11	2.38	1.40%	3.30%	2	-29.43%	-28.53%	0.00%
December 31, 2012	1	2.99	3.33	1.40%	3.30%	3	-20.69%	-19.37%	0.00%
December 31, 2011	2	3.77	4.13	1.40%	3.30%	8	-9.59%	-8.63%	0.00%
Rydex Inverse NASDAQ-100® Strategy Fund
December 31, 2015	20	1.44	1.68	1.40%	3.30%	33	-15.79%	-14.29%	0.00%
December 31, 2014	20	1.71	1.96	1.40%	3.30%	38	-21.02%	-19.76%	0.00%
December 31, 2013	33	2.17	2.44	1.40%	3.30%	79	-30.67%	-30.03%	0.00%
December 31, 2012	59	3.13	3.49	1.40%	3.30%	200	-20.96%	-19.77%	0.00%
December 31, 2011	118	3.96	4.35	1.40%	3.30%	497	-12.39%	-11.25%	0.00%
Rydex Inverse Russell 2000® Strategy Fund
December 31, 2015	—	1.62	1.89	1.40%	3.30%	1	-2.99%	-1.57%	0.00%
December 31, 2014	—	1.67	1.92	1.40%	3.30%	1	-11.52%	-10.12%	0.00%
December 31, 2013	2	1.89	2.13	1.40%	3.30%	4	-32.50%	-31.92%	0.00%
December 31, 2012	17	2.80	3.13	1.40%	3.30%	53	-20.45%	-19.12%	0.00%
December 31, 2011	7	3.52	3.87	1.40%	3.30%	27	-9.97%	-8.94%	0.00%
Rydex Inverse S&P 500 Strategy Fund
December 31, 2015	125	0.21	2.66	1.40%	3.30%	134	-8.70%	-6.17%	0.00%
December 31, 2014	54	0.23	2.83	1.40%	3.30%	43	-16.96%	-15.64%	0.00%
December 31, 2013	253	0.27	3.36	1.40%	3.30%	464	-28.39%	-27.03%	0.00%
December 31, 2012	117	0.37	4.65	1.40%	3.30%	225	-19.11%	-17.78%	0.00%
December 31, 2011	261	0.45	5.69	1.40%	3.30%	674	-11.76%	-10.28%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Japan 2X Strategy Fund
December 31, 2015	17	$10.29	$12.34	1.40%	3.30%	$203	8.43%	10.47%	0.00%
December 31, 2014	26	9.49	11.17	1.40%	3.30%	268	-17.89%	-16.59%	0.00%
December 31, 2013	17	11.56	13.39	1.40%	3.30%	219	51.91%	53.89%	0.00%
December 31, 2012	13	7.61	8.71	1.40%	3.30%	108	16.90%	18.50%	0.00%
December 31, 2011	13	6.51	7.35	1.40%	3.30%	91	-30.74%	-29.93%	0.00%
Rydex Leisure Fund
December 31, 2015	10	16.63	19.55	1.40%	3.30%	187	-2.96%	-1.06%	0.08%
December 31, 2014	1	16.81	19.76	1.40%	3.30%	15	4.33%	5.99%	0.03%
December 31, 2013	18	15.86	18.65	1.40%	3.30%	314	38.71%	40.48%	2.28%
December 31, 2012	1	11.29	13.28	1.40%	3.30%	16	18.15%	19.64%	0.00%
December 31, 2011	2	9.44	11.10	1.40%	3.30%	23	-0.30%	1.00%	0.00%
Rydex Mid Cap 1.5X Strategy Fund
December 31, 2015	56	3.45	34.53	1.40%	3.30%	461	-8.58%	-6.83%	0.00%
December 31, 2014	66	3.71	37.06	1.40%	3.30%	600	8.65%	10.38%	0.00%
December 31, 2013	61	3.36	33.58	1.40%	3.30%	804	46.30%	48.19%	0.00%
December 31, 2012	78	2.27	22.66	1.40%	3.30%	912	21.03%	22.70%	0.00%
December 31, 2011	63	1.85	18.49	1.40%	3.30%	313	-9.94%	-8.87%	0.00%
Rydex NASDAQ-100® Fund
December 31, 2015	82	2.21	32.48	1.40%	3.30%	2,634	4.74%	8.33%	0.00%
December 31, 2014	87	2.04	30.43	1.40%	3.30%	2,623	14.00%	17.45%	0.00%
December 31, 2013	96	1.74	26.28	1.40%	3.30%	2,498	31.11%	34.88%	0.00%
December 31, 2012	110	1.29	19.79	1.40%	3.30%	2,184	13.65%	16.22%	0.00%
December 31, 2011	117	1.11	17.19	1.40%	3.30%	2,013	-0.49%	2.78%	0.00%
Rydex NASDAQ-100® 2X Strategy Fund
December 31, 2015	25	35.56	62.80	1.40%	3.30%	1,147	10.88%	13.06%	0.00%
December 31, 2014	36	32.07	55.56	1.40%	3.30%	1,576	32.57%	34.68%	0.00%
December 31, 2013	43	24.19	41.25	1.40%	3.30%	1,240	75.54%	77.73%	0.00%
December 31, 2012	57	13.78	23.21	1.40%	3.30%	898	30.62%	32.25%	0.00%
December 31, 2011	56	10.55	17.55	1.40%	3.30%	688	-3.30%	-2.02%	0.00%
Rydex Nova Fund
December 31, 2015	54	1.78	18.91	1.40%	3.30%	1,017	-3.93%	-0.56%	0.00%
December 31, 2014	68	1.79	19.31	1.40%	3.30%	1,318	15.11%	18.59%	0.08%
December 31, 2013	95	1.51	16.51	1.40%	3.30%	1,567	45.07%	49.50%	0.11%
December 31, 2012	102	1.01	11.24	1.40%	3.30%	1,143	18.99%	21.69%	0.00%
December 31, 2011	121	0.83	9.33	1.40%	3.30%	1,132	-3.66%	-1.19%	0.04%
Rydex Precious Metals Fund
December 31, 2015	63	3.48	4.92	1.40%	3.30%	265	-32.64%	-31.36%	6.30%
December 31, 2014	74	5.07	7.17	1.40%	3.30%	460	-19.78%	-18.50%	0.11%
December 31, 2013	84	6.23	8.80	1.40%	3.30%	646	-47.54%	-46.80%	0.96%
December 31, 2012	115	11.71	16.55	1.40%	3.30%	1,691	-6.60%	-5.43%	0.00%
December 31, 2011	161	12.39	17.50	1.40%	3.30%	2,582	-26.15%	-25.18%	0.07%
Rydex Real Estate Fund
December 31, 2015	4	15.05	21.02	1.40%	3.30%	81	-5.70%	-3.84%	1.52%
December 31, 2014	25	15.96	21.86	1.40%	3.30%	465	17.46%	19.33%	1.46%
December 31, 2013	6	13.59	18.32	1.40%	3.30%	92	1.27%	2.47%	1.92%
December 31, 2012	9	13.42	17.88	1.40%	3.30%	145	15.19%	16.71%	1.09%
December 31, 2011	12	11.65	15.32	1.40%	3.30%	159	-0.34%	0.87%	0.80%
Rydex Retailing Fund
December 31, 2015	5	17.20	21.35	1.40%	3.30%	102	-4.55%	-2.66%	0.00%
December 31, 2014	3	18.02	21.94	1.40%	3.30%	71	5.47%	7.15%	0.00%
December 31, 2013	6	17.08	20.48	1.40%	3.30%	119	32.20%	33.94%	0.01%
December 31, 2012	4	12.92	15.29	1.40%	3.30%	62	13.73%	15.20%	0.00%
December 31, 2011	3	11.36	13.28	1.40%	3.30%	40	2.53%	3.83%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Russell 2000® 1.5X Strategy Fund
December 31, 2015	40	$2.82	$28.25	1.40%	3.30%	$208	-12.02%	-10.32%	0.00%
December 31, 2014	40	3.15	31.50	1.40%	3.30%	220	1.23%	2.84%	0.00%
December 31, 2013	39	3.06	30.63	1.40%	3.30%	292	54.37%	56.36%	0.00%
December 31, 2012	32	1.96	19.59	1.40%	3.30%	142	18.92%	20.41%	0.00%
December 31, 2011	50	1.63	16.27	1.40%	3.30%	335	-14.49%	-13.30%	0.00%
Rydex Russell 2000® 2X Strategy Fund
December 31, 2015	4	8.49	9.62	1.40%	3.30%	36	-15.94%	-14.34%	0.00%
December 31, 2014	12	10.10	11.23	1.40%	3.30%	130	2.09%	3.71%	0.00%
December 31, 2013	43	9.90	10.83	1.40%	3.30%	464	80.99%	83.25%	0.00%
December 31, 2012	20	5.47	5.91	1.40%	3.30%	115	25.75%	27.37%	0.00%
December 31, 2011	13	4.35	4.64	1.40%	3.30%	59	-21.48%	-20.55%	0.00%
Rydex S&P 500 2X Strategy Fund
December 31, 2015	29	16.49	27.93	1.40%	3.30%	577	-4.85%	-3.02%	0.00%
December 31, 2014	40	17.33	28.80	1.40%	3.30%	829	21.00%	22.92%	0.00%
December 31, 2013	46	14.32	23.43	1.40%	3.30%	774	64.22%	66.43%	0.00%
December 31, 2012	55	8.72	14.08	1.40%	3.30%	550	26.01%	27.60%	0.00%
December 31, 2011	64	6.92	11.04	1.40%	3.30%	513	-6.49%	-5.24%	0.00%
Rydex S&P 500 Pure Growth Fund
December 31, 2015	134	17.32	20.17	1.40%	3.30%	2,558	-2.20%	-0.35%	0.00%
December 31, 2014	126	17.71	20.24	1.40%	3.30%	2,433	9.12%	10.86%	0.00%
December 31, 2013	167	16.23	18.26	1.40%	3.30%	2,916	37.66%	39.39%	0.00%
December 31, 2012	26	11.79	13.10	1.40%	3.30%	333	10.29%	11.69%	0.00%
December 31, 2011	61	10.69	11.73	1.40%	3.30%	709	-3.69%	-2.41%	0.00%
Rydex S&P 500 Pure Value Fund
December 31, 2015	20	15.40	17.94	1.40%	3.30%	362	-12.30%	-10.61%	0.83%
December 31, 2014	73	17.56	20.07	1.40%	3.30%	1,404	7.69%	9.40%	0.33%
December 31, 2013	152	16.31	18.35	1.40%	3.30%	2,682	41.46%	43.27%	0.00%
December 31, 2012	58	11.53	12.81	1.40%	3.30%	729	18.99%	20.57%	0.44%
December 31, 2011	47	9.69	10.63	1.40%	3.30%	497	-5.65%	-4.49%	0.02%
Rydex S&P MidCap 400 Pure Growth Fund
December 31, 2015	10	20.77	24.19	1.40%	3.30%	246	-1.94%	-0.08%	0.00%
December 31, 2014	18	21.18	24.21	1.40%	3.30%	417	-4.44%	-2.92%	0.00%
December 31, 2013	14	22.17	24.94	1.40%	3.30%	354	30.57%	32.17%	0.00%
December 31, 2012	10	16.98	18.87	1.40%	3.30%	179	12.97%	14.45%	0.00%
December 31, 2011	17	15.03	16.49	1.40%	3.30%	280	-3.22%	-2.01%	0.00%
Rydex S&P MidCap 400 Pure Value Fund
December 31, 2015	7	14.66	17.22	1.40%	3.30%	112	-14.72%	-13.07%	0.15%
December 31, 2014	9	17.19	19.81	1.40%	3.30%	171	3.59%	5.24%	0.03%
December 31, 2013	15	16.60	18.83	1.40%	3.30%	286	32.27%	33.93%	0.04%
December 31, 2012	21	12.55	14.06	1.40%	3.30%	291	13.88%	15.34%	0.00%
December 31, 2011	17	11.02	12.19	1.40%	3.30%	202	-9.52%	-8.41%	0.00%
Rydex S&P SmallCap 600 Pure Growth Fund
December 31, 2015	10	17.25	20.09	1.40%	3.30%	207	-3.58%	-1.77%	0.00%
December 31, 2014	48	17.89	20.45	1.40%	3.30%	960	-2.93%	-1.39%	0.00%
December 31, 2013	57	18.43	20.74	1.40%	3.30%	1,142	37.64%	39.38%	0.00%
December 31, 2012	16	13.39	14.88	1.40%	3.30%	239	7.64%	9.06%	0.00%
December 31, 2011	96	12.44	13.65	1.40%	3.30%	1,276	0.81%	2.11%	0.00%
Rydex S&P SmallCap 600 Pure Value Fund
December 31, 2015	15	13.02	15.42	1.40%	3.30%	233	-16.38%	-14.73%	0.00%
December 31, 2014	15	15.57	18.09	1.40%	3.30%	269	-1.66%	-0.10%	0.00%
December 31, 2013	25	15.83	18.11	1.40%	3.30%	446	39.10%	40.90%	0.29%
December 31, 2012	37	11.38	12.86	1.40%	3.30%	467	17.20%	18.74%	0.00%
December 31, 2011	44	9.71	10.83	1.40%	3.30%	457	-11.81%	-10.72%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Strengthening Dollar 2X Strategy Fund
December 31, 2015	2	$6.43	$7.37	1.40%	3.30%	$13	9.73%	11.53%	0.00%
December 31, 2014	1	5.86	6.60	1.40%	3.30%	3	19.33%	21.22%	0.00%
December 31, 2013	1	4.91	5.44	1.40%	3.30%	6	-5.58%	-4.39%	0.00%
December 31, 2012	—	5.20	5.69	1.40%	3.30%	2	-8.77%	-7.63%	0.00%
December 31, 2011	2	5.70	6.16	1.40%	3.30%	10	-6.71%	-5.52%	0.00%
Rydex Technology Fund
December 31, 2015	19	10.60	15.79	1.40%	3.30%	274	-2.17%	-0.25%	0.00%
December 31, 2014	75	10.63	15.83	1.40%	3.30%	1,110	7.02%	8.72%	0.00%
December 31, 2013	46	9.78	14.56	1.40%	3.30%	637	31.77%	33.61%	0.00%
December 31, 2012	8	7.32	10.91	1.40%	3.30%	67	9.14%	10.43%	0.00%
December 31, 2011	7	6.63	9.88	1.40%	3.30%	60	-11.63%	-10.43%	0.00%
Rydex Telecommunications Fund
December 31, 2015	3	7.17	9.96	1.40%	3.30%	28	-9.74%	-8.03%	1.95%
December 31, 2014	5	7.80	10.83	1.40%	3.30%	56	-0.39%	1.19%	1.99%
December 31, 2013	4	7.71	10.71	1.40%	3.30%	44	14.48%	15.94%	1.06%
December 31, 2012	10	6.65	9.24	1.40%	3.30%	88	2.09%	3.42%	2.55%
December 31, 2011	9	6.43	8.94	1.40%	3.30%	71	-16.63%	-15.58%	0.86%
Rydex Transportation Fund
December 31, 2015	1	17.72	20.70	1.40%	3.30%	11	-16.85%	-15.30%	0.00%
December 31, 2014	22	21.31	24.44	1.40%	3.30%	519	19.20%	21.09%	0.00%
December 31, 2013	27	17.88	20.18	1.40%	3.30%	533	46.68%	48.63%	0.00%
December 31, 2012	—	12.19	13.59	1.40%	3.30%	2	14.46%	15.96%	0.00%
December 31, 2011	10	10.65	11.72	1.40%	3.30%	119	-13.41%	-12.34%	0.00%
Rydex U.S. Government Money Market Fund
December 31, 2015	342	0.93	10.67	1.40%	4.63%	1,659	-3.14%	0.00%	0.00%
December 31, 2014	393	0.94	10.82	1.40%	4.81%	2,090	-2.93%	0.00%	0.00%
December 31, 2013	625	0.95	10.97	1.40%	5.36%	3,166	-2.51%	0.00%	0.00%
December 31, 2012	874	0.97	11.12	1.40%	6.25%	5,120	-2.66%	0.00%	0.00%
December 31, 2011	1,244	0.98	11.28	1.40%	6.40%	7,776	-2.59%	0.00%	0.00%
Rydex Utilities Fund
December 31, 2015	33	11.54	19.44	1.40%	3.30%	456	-10.40%	-8.63%	2.66%
December 31, 2014	45	12.63	21.28	1.40%	3.30%	727	19.29%	21.19%	1.53%
December 31, 2013	25	10.42	17.56	1.40%	3.30%	352	10.67%	12.06%	1.92%
December 31, 2012	81	9.30	15.67	1.40%	3.30%	1,169	-1.54%	-0.32%	2.81%
December 31, 2011	98	9.33	15.72	1.40%	3.30%	1,407	13.24%	14.74%	2.26%
Rydex Weakening Dollar 2X Strategy Fund
December 31, 2015	2	5.46	6.26	1.40%	3.30%	11	-19.47%	-18.06%	0.00%
December 31, 2014	2	6.78	7.64	1.40%	3.30%	18	-24.21%	-23.00%	0.00%
December 31, 2013	3	8.95	9.92	1.40%	3.30%	26	-5.39%	-4.15%	0.00%
December 31, 2012	3	9.46	10.35	1.40%	3.30%	29	-1.87%	-0.58%	0.00%
December 31, 2011	4	9.64	10.41	1.40%	3.30%	36	-6.13%	-5.02%	0.00%
Invesco Variable Insurance Funds:
Core Equity Fund
December 31, 2015	34	13.37	17.45	1.40%	3.30%	517	-8.80%	-5.78%	1.08%
December 31, 2014	41	14.66	18.52	1.40%	3.30%	678	4.97%	8.15%	0.80%
December 31, 2013	53	13.97	17.12	1.40%	3.30%	808	25.86%	29.21%	1.36%
December 31, 2012	59	11.10	13.25	1.40%	3.30%	717	10.89%	13.93%	1.01%
December 31, 2011	62	10.01	11.63	1.40%	3.30%	668	-2.63%	-0.09%	0.89%
Diversified Dividend Fund
December 31, 2015	17	14.46	15.48	1.40%	3.30%	260	-1.23%	0.65%	1.43%
December 31, 2014	21	14.64	15.38	1.40%	3.30%	314	9.52%	11.26%	1.72%
December 31, 2013	21	13.37	13.82	1.40%	3.30%	289	27.58%	29.16%	1.10%
December 31, 2012	20	10.48	10.70	1.40%	3.30%	210	15.67%	17.07%	2.58%
December 31, 2011	17	9.06	9.14	1.40%	3.30%	154	-9.31%	-8.51%	0.00%
Inception April 29, 2011

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Invesco Variable Insurance Funds: (continued)
Global Health Care Fund
December 31, 2015	102	$2.32	$23.16	1.40%	3.30%	$411	-0.19%	3.00%	0.00%
December 31, 2014	122	2.29	22.82	1.40%	3.30%	576	16.16%	19.67%	0.00%
December 31, 2013	167	1.94	19.37	1.40%	3.30%	638	36.90%	40.25%	0.63%
December 31, 2012	189	1.40	13.97	1.40%	3.30%	819	17.71%	21.37%	0.00%
December 31, 2011	174	1.17	11.72	1.40%	3.30%	324	1.25%	3.97%	0.00%
Global Real Estate Fund
December 31, 2015	118	3.07	30.54	1.40%	3.30%	568	-4.65%	-1.35%	3.32%
December 31, 2014	127	3.16	31.51	1.40%	3.30%	644	11.26%	14.62%	1.50%
December 31, 2013	144	2.79	27.91	1.40%	3.30%	691	0.00%	1.27%	3.64%
December 31, 2012	159	2.76	27.56	1.40%	3.30%	742	24.73%	26.61%	0.53%
December 31, 2011	197	2.18	21.82	1.40%	3.30%	741	-8.94%	-7.78%	3.79%
High Yield Fund
December 31, 2015	34	14.63	17.09	1.40%	3.30%	570	-6.28%	-4.53%	2.70%
December 31, 2014	122	15.61	17.90	1.40%	3.30%	2,131	-1.26%	0.31%	2.66%
December 31, 2013	138	15.81	17.84	1.40%	3.30%	2,417	4.22%	5.50%	1.63%
December 31, 2012	537	15.17	16.91	1.40%	3.30%	8,722	14.06%	15.51%	5.07%
December 31, 2011	742	13.30	14.64	1.40%	3.30%	10,491	-1.63%	-0.41%	9.65%
Mid Cap Core Equity Fund
December 31, 2015	54	2.16	21.54	1.40%	3.30%	227	-7.44%	-5.68%	0.10%
December 31, 2014	64	2.29	22.88	1.40%	3.30%	295	1.11%	2.72%	0.00%
December 31, 2013	66	2.23	22.30	1.40%	3.30%	286	25.15%	26.70%	0.51%
December 31, 2012	65	1.76	17.61	1.40%	3.30%	229	7.73%	9.32%	0.00%
December 31, 2011	74	1.61	16.14	1.40%	3.30%	227	-9.00%	-7.82%	0.08%
Money Market Fund
December 31, 2015	937	8.99	10.01	1.40%	3.30%	8,819	-3.23%	0.00%	0.01%
December 31, 2014	684	9.29	10.01	1.40%	3.30%	6,560	-2.92%	0.01%	0.01%
December 31, 2013	845	9.57	10.01	1.40%	3.30%	8,240	-2.64%	0.10%	0.03%
December 31, 2012	961	9.83	10.00	1.40%	3.30%	9,517	-1.69%	0.00%	0.02%
Inception May 1, 2012
Technology Fund
December 31, 2015	104	0.97	18.34	1.40%	3.30%	202	3.33%	6.56%	0.00%
December 31, 2014	120	0.92	17.45	1.40%	3.30%	211	7.80%	11.05%	0.00%
December 31, 2013	140	0.84	15.96	1.40%	3.30%	199	21.94%	25.00%	0.00%
December 31, 2012	142	0.68	12.96	1.40%	3.30%	160	8.31%	11.39%	0.00%
December 31, 2011	118	0.62	11.84	1.40%	3.30%	108	-7.51%	-4.82%	0.16%
Value Opportunities Fund
December 31, 2015	37	1.60	15.91	1.40%	3.30%	136	-13.54%	-11.60%	2.05%
December 31, 2014	49	1.81	18.11	1.40%	3.30%	228	3.27%	4.91%	1.16%
December 31, 2013	55	1.73	17.28	1.40%	3.30%	264	29.75%	31.41%	1.17%
December 31, 2012	85	1.32	13.15	1.40%	3.30%	283	14.63%	16.81%	1.08%
December 31, 2011	100	1.13	11.34	1.40%	3.30%	296	-5.92%	-4.71%	0.54%
Janus Aspen Series:
Balanced Portfolio
December 31, 2015	51	14.36	16.16	1.40%	3.30%	817	-2.64%	-0.80%	1.85%
December 31, 2014	65	14.75	16.29	1.40%	3.30%	1,058	5.33%	7.00%	1.84%
December 31, 2013	60	14.00	15.22	1.40%	3.30%	911	16.96%	18.44%	1.54%
December 31, 2012	54	11.97	12.85	1.40%	3.30%	694	10.63%	12.03%	2.85%
December 31, 2011	58	10.82	11.47	1.40%	3.30%	657	-1.01%	0.26%	2.46%
Enterprise Portfolio
December 31, 2015	1,566	3.77	31.62	1.40%	3.30%	8,433	0.64%	3.86%	0.87%
December 31, 2014	1,701	3.63	30.90	1.40%	3.30%	8,463	9.22%	12.52%	0.16%
December 31, 2013	1,859	3.22	27.88	1.40%	3.30%	8,372	28.96%	31.97%	0.50%
December 31, 2012	2,065	2.44	21.36	1.40%	3.30%	7,241	14.20%	17.31%	0.00%
December 31, 2011	2,299	2.08	18.47	1.40%	3.30%	7,131	-3.99%	-1.42%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Janus Aspen Series: (continued)
Forty Portfolio
December 31, 2015	24	$16.29	$18.34	1.40%	3.30%	$436	8.53%	10.68%	0.95%
December 31, 2014	12	15.01	16.57	1.40%	3.30%	201	5.54%	7.22%	0.17%
December 31, 2013	14	14.22	15.46	1.40%	3.30%	220	27.76%	29.48%	0.71%
December 31, 2012	16	11.13	11.94	1.40%	3.30%	196	20.98%	22.34%	0.71%
December 31, 2011	17	9.20	9.76	1.40%	3.30%	165	-9.18%	-7.92%	0.35%
Global Research Portfolio
December 31, 2015	2,218	3.27	16.43	1.40%	3.30%	7,725	-5.50%	-3.88%	0.65%
December 31, 2014	2,420	3.40	17.09	1.40%	3.30%	8,574	4.29%	5.95%	1.07%
December 31, 2013	2,632	3.21	16.16	1.40%	3.30%	8,801	25.07%	26.88%	1.21%
December 31, 2012	2,892	2.53	12.76	1.40%	3.30%	7,692	16.88%	18.48%	0.86%
December 31, 2011	3,297	2.14	10.77	1.40%	3.30%	7,503	-15.93%	-14.74%	0.58%
Global Research Portfolio – Service
December 31, 2015	—	1.48	1.48	N/A	N/A	—	-2.63%	-2.63%	0.00%
December 31, 2014	—	1.52	1.52	N/A	N/A	—	7.18%	7.18%	0.00%
December 31, 2013	—	1.42	1.42	N/A	N/A	—	27.93%	27.93%	0.00%
December 31, 2012	—	1.11	1.11	N/A	N/A	—	19.35%	19.35%	0.00%
December 31, 2011	—	0.93	0.93	N/A	N/A	—	-13.89%	-13.89%	0.00%
Janus Portfolio
December 31, 2015	2,525	3.57	28.44	1.40%	3.30%	9,445	1.93%	3.78%	0.64%
December 31, 2014	2,769	3.44	27.45	1.40%	3.30%	9,972	9.68%	11.42%	0.37%
December 31, 2013	2,987	3.09	24.66	1.40%	3.30%	9,714	26.89%	28.75%	0.79%
December 31, 2012	3,226	2.40	19.19	1.40%	3.30%	8,212	15.53%	17.07%	0.55%
December 31, 2011	3,529	2.05	16.41	1.40%	3.30%	7,769	-7.79%	-6.60%	0.59%
Janus Portfolio – Service
December 31, 2015	—	1.94	1.94	N/A	N/A	—	5.43%	5.43%	0.00%
December 31, 2014	—	1.84	1.84	N/A	N/A	—	12.73%	12.73%	0.00%
December 31, 2013	—	1.63	1.63	N/A	N/A	—	29.37%	29.37%	0.00%
December 31, 2012	—	1.26	1.26	0.00%	0.00%	—	18.87%	18.87%	0.00%
December 31, 2011	—	1.06	1.06	0.00%	0.00%	—	5.36%	-5.36%	0.00%
Overseas Portfolio
December 31, 2015	164	2.77	27.62	1.40%	6.05%	793	-11.58%	-8.54%	0.59%
December 31, 2014	192	3.08	30.72	1.40%	4.88%	975	-14.46%	-11.87%	5.35%
December 31, 2013	239	3.54	35.40	1.40%	4.85%	1,877	11.55%	14.76%	3.19%
December 31, 2012	290	3.13	31.33	1.40%	4.61%	1,402	10.51%	13.25%	0.64%
December 31, 2011	409	2.80	28.00	1.40%	4.12%	1,757	-33.94%	-32.12%	0.43%
Perkins Mid Cap Value Portfolio
December 31, 2015	3	12.59	14.17	1.40%	3.30%	45	-6.60%	-4.77%	1.21%
December 31, 2014	4	13.48	14.88	1.40%	3.30%	53	5.58%	7.26%	3.23%
December 31, 2013	4	12.76	13.88	1.40%	3.30%	62	22.81%	24.37%	1.19%
December 31, 2012	5	10.39	11.16	1.40%	3.30%	59	8.12%	9.63%	1.00%
December 31, 2011	5	9.61	10.18	1.40%	3.30%	47	-5.13%	-4.05%	0.71%
Lazard Retirement Series, Inc.:
Emerging Markets Equity Portfolio
December 31, 2015	12	18.22	21.30	1.40%	3.30%	240	-22.67%	-21.17%	0.86%
December 31, 2014	15	23.56	27.02	1.40%	3.30%	400	-7.43%	-5.96%	1.28%
December 31, 2013	37	25.46	28.73	1.40%	3.30%	1,048	-3.82%	-2.61%	1.24%
December 31, 2012	42	26.47	29.50	1.40%	3.30%	1,226	18.86%	20.36%	1.51%
December 31, 2011	56	22.27	24.51	1.40%	3.30%	1,348	-20.15%	-19.14%	1.33%
International Equity Portfolio
December 31, 2015	47	13.43	15.69	1.40%	3.30%	705	-1.54%	0.32%	1.72%
December 31, 2014	40	13.64	15.64	1.40%	3.30%	601	-7.02%	-5.54%	1.39%
December 31, 2013	49	14.67	16.55	1.40%	3.30%	793	17.64%	19.06%	1.60%
December 31, 2012	18	12.47	13.90	1.40%	3.30%	244	17.86%	19.42%	2.13%
December 31, 2011	18	10.58	11.64	1.40%	3.30%	205	-9.65%	-8.56%	1.79%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Lazard Retirement Series, Inc.: (continued)
US Small-Mid Cap Equity Portfolio
December 31, 2015	311	$2.61	$28.29	1.40%	3.30%	$1,236	-5.54%	-2.15%	0.00%
December 31, 2014	344	2.71	29.46	1.40%	3.30%	1,468	7.77%	11.03%	0.00%
December 31, 2013	378	2.48	26.94	1.40%	3.30%	1,375	31.81%	34.95%	0.00%
December 31, 2012	448	1.86	20.20	1.40%	3.30%	1,176	7.33%	10.06%	0.00%
December 31, 2011	521	1.69	18.58	1.40%	3.30%	1,260	-11.45%	-8.65%	0.00%
US Strategic Equity Portfolio
December 31, 2015	35	1.74	17.96	1.40%	3.30%	152	-8.49%	-5.39%	0.34%
December 31, 2014	47	1.86	19.31	1.40%	3.30%	345	11.35%	14.71%	0.72%
December 31, 2013	56	1.65	17.09	1.40%	3.30%	259	24.66%	28.06%	0.95%
December 31, 2012	50	1.30	13.53	1.40%	3.30%	206	11.01%	13.93%	0.94%
December 31, 2011	76	1.16	12.04	1.40%	3.30%	280	-0.65%	2.52%	1.00%
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio
December 31, 2015	10	16.18	18.22	1.40%	3.30%	177	-4.94%	-3.09%	0.23%
December 31, 2014	28	17.02	18.80	1.40%	3.30%	527	16.86%	18.72%	0.16%
December 31, 2013	28	14.57	15.84	1.40%	3.30%	440	43.97%	45.72%	0.36%
December 31, 2012	8	10.12	10.87	1.40%	3.30%	83	15.53%	17.13%	0.18%
December 31, 2011	20	8.76	9.28	1.40%	3.30%	181	-0.11%	0.98%	0.19%
ClearBridge Diversified Strategy Portfolio
December 31, 2015	6	12.03	13.54	1.40%	3.30%	81	-7.39%	-5.64%	1.92%
December 31, 2014	7	12.99	14.35	1.40%	3.30%	97	10.28%	12.03%	2.65%
December 31, 2013	7	11.78	12.81	1.40%	3.30%	86	22.71%	24.25%	1.01%
December 31, 2012	36	9.60	10.31	1.40%	3.30%	372	11.11%	12.55%	3.67%
December 31, 2011	8	8.64	9.16	1.40%	3.30%	72	5.11%	6.39%	4.02%
ClearBridge Large Cap Growth Portfolio
December 31, 2015	52	15.94	17.94	1.40%	3.30%	919	6.27%	8.27%	1.01%
December 31, 2014	15	15.00	16.57	1.40%	3.30%	253	10.65%	12.41%	0.60%
December 31, 2013	12	13.56	14.74	1.40%	3.30%	183	34.26%	35.98%	0.44%
December 31, 2012	18	10.10	10.84	1.40%	3.30%	191	17.17%	18.60%	0.95%
December 31, 2011	7	8.62	9.14	1.40%	3.30%	60	-3.25%	-2.04%	0.45%
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio
December 31, 2015	1	12.94	14.93	1.40%	3.30%	18	-8.87%	-7.15%	4.39%
December 31, 2014	2	14.20	16.08	1.40%	3.30%	38	-4.05%	-2.53%	3.54%
December 31, 2013	5	14.80	16.50	1.40%	3.30%	79	3.50%	4.83%	6.99%
December 31, 2012	5	14.30	15.74	1.40%	3.30%	72	15.23%	16.68%	8.79%
December 31, 2011	3	12.41	13.49	1.40%	3.30%	40	-0.96%	0.30%	1.84%
Lord Abbett Series Fund, Inc.:
Calibrated Dividend Growth Portfolio
December 31, 2015	74	2.43	24.17	1.40%	3.30%	380	-5.33%	-3.19%	1.65%
December 31, 2014	80	2.51	25.11	1.40%	3.30%	461	8.27%	9.85%	1.63%
December 31, 2013	106	2.29	22.86	1.40%	3.30%	540	24.62%	26.52%	1.67%
December 31, 2012	121	1.81	18.12	1.40%	3.30%	458	9.46%	11.04%	3.04%
December 31, 2011	120	1.63	16.34	1.40%	3.30%	427	-2.40%	-1.21%	2.52%
Growth and Income Portfolio
December 31, 2015	1,204	1.95	21.53	1.40%	3.30%	2,813	-6.06%	-2.99%	1.18%
December 31, 2014	1,300	2.01	22.53	1.40%	3.30%	3,240	4.50%	7.65%	0.66%
December 31, 2013	1,511	1.87	21.25	1.40%	3.30%	3,579	32.35%	35.51%	0.56%
December 31, 2012	1,651	1.38	15.86	1.40%	3.30%	3,086	9.15%	12.20%	0.93%
December 31, 2011	1,836	1.23	14.35	1.40%	3.30%	3,227	-8.56%	-6.11%	0.70%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio
December 31, 2015	255	$1.95	$16.53	1.40%	3.30%	$723	-14.67%	-11.76%	0.72%
December 31, 2014	285	2.21	19.06	1.40%	3.30%	944	6.63%	9.85%	0.73%
December 31, 2013	325	2.01	17.62	1.40%	3.30%	986	27.70%	31.37%	1.14%
December 31, 2012	421	1.53	13.62	1.40%	3.30%	981	13.53%	15.91%	0.40%
December 31, 2011	521	1.32	11.85	1.40%	3.30%	1,150	-13.65%	-10.81%	0.00%
Mid-Cap Growth Portfolio
December 31, 2015	91	1.87	23.93	1.40%	4.62%	543	-2.03%	1.32%	0.00%
December 31, 2014	94	1.87	24.01	1.40%	4.81%	351	4.43%	7.58%	0.00%
December 31, 2013	130	1.76	22.68	1.40%	5.30%	384	29.15%	32.70%	0.00%
December 31, 2012	148	1.35	17.38	1.40%	6.22%	334	9.46%	12.77%	0.00%
December 31, 2011	191	1.22	15.71	1.40%	3.30%	515	-2.13%	0.00%	0.00%
Mid Cap Intrinsic Value Portfolio
December 31, 2015	32	2.68	26.73	1.40%	3.30%	151	-11.35%	-9.76%	0.93%
December 31, 2014	39	2.97	29.65	1.40%	3.30%	295	10.50%	12.25%	0.92%
December 31, 2013	33	2.64	26.45	1.40%	3.30%	174	33.48%	35.16%	1.08%
December 31, 2012	32	1.96	19.57	1.40%	3.30%	165	12.44%	13.95%	0.44%
December 31, 2011	49	1.72	17.18	1.40%	3.30%	328	-8.94%	-7.53%	0.51%
Short Duration Bond Portfolio
December 31, 2015	283	1.32	12.53	1.40%	3.30%	619	-3.07%	0.73%	1.50%
December 31, 2014	312	1.34	12.71	1.40%	3.30%	690	-2.34%	0.61%	1.58%
December 31, 2013	341	1.35	12.83	1.40%	3.30%	858	-1.99%	0.00%	2.21%
December 31, 2012	338	1.36	12.93	1.40%	3.30%	905	1.81%	4.62%	2.47%
December 31, 2011	511	1.30	12.54	1.40%	3.30%	1,439	-2.29%	0.78%	4.33%
Socially Responsive Portfolio
December 31, 2015	13	17.22	20.13	1.40%	3.30%	253	-3.75%	-1.85%	0.54%
December 31, 2014	14	17.89	20.51	1.40%	3.30%	293	7.15%	8.85%	0.59%
December 31, 2013	16	16.69	18.84	1.40%	3.30%	293	33.95%	35.73%	0.76%
December 31, 2012	12	12.46	13.88	1.40%	3.30%	161	8.07%	9.38%	0.20%
December 31, 2011	16	11.53	12.69	1.40%	3.30%	193	-5.57%	-4.44%	0.33%
Northern Lights Variable Trust:
JNF SSGA Sector Rotation Portfolio
December 31, 2015	1,142	11.94	15.17	1.40%	3.30%	15,333	-4.25%	-1.04%	0.61%
December 31, 2014	1,263	12.47	15.33	1.40%	3.30%	17,378	4.88%	8.05%	0.39%
December 31, 2013	1,352	11.89	14.19	1.40%	3.30%	17,466	32.55%	36.18%	0.88%
December 31, 2012	1,542	8.97	10.42	1.40%	3.30%	14,832	13.69%	16.82%	0.47%
December 31, 2011	1,811	7.89	8.92	1.40%	3.30%	15,132	-1.50%	1.02%	0.77%
JNF SSGA Tactical Allocation Portfolio
December 31, 2015	532	11.73	14.91	1.40%	9.36%	7,015	-7.13%	-3.93%	2.06%
December 31, 2014	597	12.63	15.52	1.40%	10.64%	8,302	3.81%	6.94%	1.74%
December 31, 2013	641	12.16	14.52	1.40%	28.92%	8,461	16.70%	19.80%	0.80%
December 31, 2012	723	10.42	12.12	1.40%	32.50%	8,079	7.64%	10.58%	1.20%
December 31, 2011	822	9.68	10.96	1.40%	31.96%	8,425	3.20%	6.00%	1.28%
PIMCO Variable Insurance Trust:
All Asset Portfolio
December 31, 2015	20	10.82	12.33	1.40%	3.30%	245	-11.89%	-10.26%	3.22%
December 31, 2014	22	12.28	13.74	1.40%	3.30%	306	-2.47%	-0.92%	5.23%
December 31, 2013	24	12.59	13.86	1.40%	3.30%	335	-2.40%	-1.14%	4.50%
December 31, 2012	28	12.90	14.02	1.40%	3.30%	390	11.98%	13.34%	5.20%
December 31, 2011	31	11.52	12.37	1.40%	3.30%	380	-0.69%	0.57%	7.07%
CommodityRealReturn Strategy Portfolio
December 31, 2015	8	4.52	5.16	1.40%	3.30%	40	-28.14%	-26.70%	4.90%
December 31, 2014	10	6.29	7.04	1.40%	3.30%	71	-20.82%	-19.56%	0.34%
December 31, 2013	14	7.95	8.75	1.40%	3.30%	120	-16.93%	-15.87%	1.74%
December 31, 2012	15	9.57	10.40	1.40%	3.30%	156	2.57%	3.90%	2.74%
December 31, 2011	20	9.33	10.01	1.40%	3.30%	200	-9.94%	-8.83%	3.48%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
PIMCO Variable Insurance Trust: (continued)
Emerging Markets Bond Portfolio
December 31, 2015	1	$12.71	$14.48	1.40%	3.30%	$13	-5.36%	-3.60%	5.24%
December 31, 2014	3	13.43	15.02	1.40%	3.30%	42	-1.47%	0.10%	5.25%
December 31, 2013	3	13.64	15.01	1.40%	3.30%	45	-9.37%	-8.25%	4.99%
December 31, 2012	7	15.05	16.36	1.40%	3.30%	111	14.80%	16.28%	4.93%
December 31, 2011	7	13.11	14.07	1.40%	3.30%	94	3.55%	4.84%	5.34%
Foreign Bond US Dollar-Hedged Portfolio
December 31, 2015	3	13.31	15.17	1.40%	3.30%	40	-2.99%	-1.11%	2.80%
December 31, 2014	3	13.72	15.34	1.40%	3.30%	50	7.90%	9.61%	1.83%
December 31, 2013	3	12.71	14.00	1.40%	3.30%	47	-2.16%	-0.85%	1.87%
December 31, 2012	3	12.99	14.12	1.40%	3.30%	49	7.89%	9.29%	2.27%
December 31, 2011	4	12.04	12.92	1.40%	3.30%	48	3.97%	5.30%	2.12%
Global Bond Unhedged Portfolio
December 31, 2015	15	11.52	13.13	1.40%	3.30%	193	-7.17%	-5.40%	1.74%
December 31, 2014	10	12.41	13.88	1.40%	3.30%	134	-0.73%	0.84%	2.28%
December 31, 2013	29	12.50	13.76	1.40%	3.30%	394	-10.91%	-9.77%	1.08%
December 31, 2012	32	14.03	15.25	1.40%	3.30%	484	4.16%	5.46%	1.55%
December 31, 2011	14	13.47	14.46	1.40%	3.30%	208	4.74%	6.09%	2.50%
High Yield Portfolio
December 31, 2015	9	13.14	14.98	1.40%	3.30%	135	-4.85%	-2.98%	5.19%
December 31, 2014	9	13.81	15.44	1.40%	3.30%	138	0.31%	1.90%	5.26%
December 31, 2013	54	13.77	15.15	1.40%	3.30%	817	2.99%	4.27%	5.42%
December 31, 2012	66	13.37	14.53	1.40%	3.30%	961	11.32%	12.72%	5.78%
December 31, 2011	73	12.01	12.89	1.40%	3.30%	943	0.59%	1.90%	6.89%
Long-Term US Government Portfolio
December 31, 2015	8	15.07	17.07	1.40%	3.30%	142	-4.62%	-2.74%	2.03%
December 31, 2014	9	15.80	17.55	1.40%	3.30%	150	20.38%	22.29%	2.28%
December 31, 2013	4	13.12	14.36	1.40%	3.30%	64	-15.25%	-14.11%	2.29%
December 31, 2012	18	15.48	16.72	1.40%	3.30%	302	1.64%	2.96%	2.17%
December 31, 2011	40	15.23	16.24	1.40%	3.30%	640	24.53%	26.09%	2.64%
Low Duration Portfolio
December 31, 2015	11	10.77	12.20	1.40%	3.30%	131	-2.97%	-1.05%	2.89%
December 31, 2014	15	11.10	12.33	1.40%	3.30%	175	-2.11%	-0.55%	1.14%
December 31, 2013	14	11.33	12.40	1.40%	3.30%	166	-2.75%	-1.51%	1.48%
December 31, 2012	26	11.65	12.59	1.40%	3.30%	324	3.01%	4.39%	1.96%
December 31, 2011	59	11.31	12.06	1.40%	3.30%	699	-1.48%	-0.33%	1.69%
Real Return Portfolio
December 31, 2015	577	1.45	14.43	1.40%	3.30%	1,359	-5.91%	-3.97%	3.70%
December 31, 2014	676	1.51	15.08	1.40%	3.30%	1,683	0.07%	1.53%	1.41%
December 31, 2013	762	1.49	14.85	1.40%	3.30%	2,184	-11.58%	-10.24%	1.61%
December 31, 2012	975	1.66	16.59	1.40%	3.30%	2,883	5.91%	7.24%	1.07%
December 31, 2011	1,089	1.55	15.47	1.40%	3.30%	3,124	8.70%	10.71%	2.00%
Short-Term Portfolio
December 31, 2015	30	9.52	11.12	1.40%	3.30%	330	-2.16%	-0.46%	0.96%
December 31, 2014	30	9.73	11.16	1.40%	3.30%	334	-2.25%	-0.69%	0.70%
December 31, 2013	35	9.96	11.24	1.40%	3.30%	398	-2.06%	-0.79%	0.76%
December 31, 2012	36	10.17	11.33	1.40%	3.30%	407	0.10%	1.34%	0.92%
December 31, 2011	121	10.16	11.18	1.40%	3.30%	1,337	-2.12%	-0.89%	0.95%
Total Return Portfolio
December 31, 2015	895	1.56	15.56	1.40%	3.30%	3,957	-2.78%	-1.21%	5.13%
December 31, 2014	944	1.58	15.75	1.40%	3.30%	3,817	1.22%	2.83%	2.24%
December 31, 2013	1,001	1.53	15.34	1.40%	3.30%	2,982	-4.53%	-3.28%	2.16%
December 31, 2012	1,401	1.59	15.86	1.40%	3.30%	5,556	6.72%	8.16%	2.57%
December 31, 2011	1,388	1.47	14.68	1.40%	3.30%	3,244	0.91%	2.16%	2.62%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Pioneer Variable Contracts Trust:
Disciplined Value Portfolio
December 31, 2015	4	$10.36	$11.73	1.40%	3.30%	$48	-8.56%	-6.83%	0.75%
December 31, 2014	4	11.33	12.59	1.40%	3.30%	55	6.39%	8.08%	1.10%
December 31, 2013	5	10.65	11.64	1.40%	3.30%	53	25.29%	26.80%	1.16%
December 31, 2012	9	8.50	9.18	1.40%	3.30%	84	7.73%	9.03%	0.93%
December 31, 2011	12	7.89	8.42	1.40%	3.30%	101	-6.18%	-4.97%	0.72%
Emerging Markets Portfolio
December 31, 2015	9	6.37	7.21	1.40%	3.30%	64	-18.23%	-16.74%	3.55%
December 31, 2014	9	7.79	8.66	1.40%	3.30%	82	-15.36%	-14.01%	0.23%
December 31, 2013	13	9.21	10.07	1.40%	3.30%	131	-4.76%	-3.54%	0.89%
December 31, 2012	22	9.67	10.44	1.40%	3.30%	225	8.77%	10.13%	0.23%
December 31, 2011	20	8.89	9.48	1.40%	3.30%	190	-25.61%	-24.70%	0.00%
Equity Income Portfolio
December 31, 2015	166	1.86	19.74	1.40%	3.30%	520	-3.01%	0.42%	1.84%
December 31, 2014	177	1.88	20.02	1.40%	3.30%	553	9.46%	12.76%	2.61%
December 31, 2013	236	1.69	18.04	1.40%	3.30%	666	25.48%	28.66%	2.24%
December 31, 2012	291	1.33	14.23	1.40%	3.30%	682	7.12%	10.07%	3.09%
December 31, 2011	420	1.23	13.15	1.40%	3.30%	1,658	3.02%	5.67%	2.21%
Fund Portfolio
December 31, 2015	37	1.50	17.41	1.40%	3.30%	155	-3.59%	-0.51%	0.82%
December 31, 2014	37	1.53	17.76	1.40%	3.30%	176	7.53%	10.78%	0.87%
December 31, 2013	64	1.40	16.29	1.40%	3.30%	201	29.48%	32.84%	0.95%
December 31, 2012	83	1.07	12.45	1.40%	3.30%	314	7.11%	9.84%	1.26%
December 31, 2011	105	0.99	11.51	1.40%	3.30%	315	-7.04%	-3.94%	1.21%
High Yield Portfolio
December 31, 2015	5	13.19	15.22	1.40%	3.30%	74	-7.31%	-5.58%	4.50%
December 31, 2014	5	14.23	16.12	1.40%	3.30%	86	-3.22%	-1.68%	4.48%
December 31, 2013	6	14.71	16.39	1.40%	3.30%	92	8.88%	10.22%	5.00%
December 31, 2012	7	13.51	14.87	1.40%	3.30%	106	12.68%	14.12%	5.26%
December 31, 2011	8	11.99	13.03	1.40%	3.30%	104	-4.61%	-3.41%	4.98%
Mid Cap Value Portfolio
December 31, 2015	4	14.15	16.33	1.40%	3.30%	64	-9.41%	-7.69%	1.46%
December 31, 2014	22	15.62	17.69	1.40%	3.30%	376	11.43%	13.20%	0.85%
December 31, 2013	4	14.02	15.62	1.40%	3.30%	61	29.34%	30.93%	0.65%
December 31, 2012	5	10.84	11.93	1.40%	3.30%	56	7.86%	9.25%	0.98%
December 31, 2011	7	10.05	10.92	1.40%	3.30%	72	-8.30%	-7.14%	0.73%
Strategic Income Portfolio
December 31, 2015	8	12.34	13.98	1.40%	3.30%	107	-4.78%	-2.85%	2.99%
December 31, 2014	57	12.96	14.39	1.40%	3.30%	785	0.67%	2.27%	3.42%
December 31, 2013	35	12.87	14.08	1.40%	3.30%	481	-1.68%	-0.42%	4.06%
December 31, 2012	32	13.09	14.14	1.40%	3.30%	450	8.18%	9.61%	4.65%
December 31, 2011	16	12.10	12.90	1.40%	3.30%	207	-1.06%	0.16%	4.90%
Royce Capital Fund:
Micro-Cap Portfolio
December 31, 2015	48	2.25	22.37	1.40%	3.30%	208	-15.30%	-13.46%	0.00%
December 31, 2014	59	2.60	25.98	1.40%	3.30%	354	-6.41%	-5.04%	0.00%
December 31, 2013	70	2.74	27.36	1.40%	3.30%	388	17.86%	19.65%	0.48%
December 31, 2012	79	2.29	22.93	1.40%	3.30%	365	4.75%	6.11%	0.00%
December 31, 2011	117	2.16	21.61	1.40%	3.30%	549	-14.42%	-13.25%	1.86%
Small-Cap Portfolio
December 31, 2015	122	2.86	28.51	1.40%	3.30%	558	-14.67%	-13.07%	0.68%
December 31, 2014	152	3.29	32.86	1.40%	3.30%	780	0.21%	1.80%	0.12%
December 31, 2013	178	3.23	32.32	1.40%	3.30%	986	31.21%	32.92%	1.06%
December 31, 2012	195	2.43	24.32	1.40%	3.30%	803	9.53%	10.96%	0.09%
December 31, 2011	234	2.19	21.93	1.40%	3.30%	979	-5.79%	-4.61%	0.25%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Third Avenue Variable Series Trust:
Value Portfolio
December 31, 2015	375	$1.86	$18.56	1.40%	3.30%	$939	-11.85%	-10.14%	3.35%
December 31, 2014	389	2.07	20.72	1.40%	3.30%	1,087	1.32%	2.80%	2.92%
December 31, 2013	414	2.02	20.15	1.40%	3.30%	1,128	15.92%	17.44%	3.20%
December 31, 2012	468	1.72	17.18	1.40%	3.30%	1,253	23.97%	25.58%	0.84%
December 31, 2011	590	1.37	13.68	1.40%	3.30%	1,254	-23.36%	-22.16%	1.75%
Van Eck VIP Trust:
Emerging Markets Fund
December 31, 2015	241	2.44	25.43	1.40%	4.65%	909	-16.78%	-14.05%	0.57%
December 31, 2014	292	2.87	30.05	1.40%	4.82%	1,278	-3.34%	-0.41%	0.52%
December 31, 2013	315	2.93	30.64	1.40%	5.34%	1,428	9.11%	11.98%	1.56%
December 31, 2012	362	2.65	27.74	1.40%	6.20%	1,467	26.35%	29.94%	0.00%
December 31, 2011	492	2.07	21.67	1.35%	3.30%	1,480	-27.65%	-25.78%	1.18%
Global Hard Assets Fund
December 31, 2015	315	2.13	18.09	1.40%	5.98%	1,022	-35.65%	-33.42%	0.03%
December 31, 2014	351	3.25	27.63	1.40%	4.86%	1,702	-21.48%	-19.10%	0.09%
December 31, 2013	392	4.07	34.68	1.40%	4.85%	2,463	7.67%	10.69%	0.68%
December 31, 2012	405	3.73	31.82	1.40%	4.60%	2,237	0.64%	3.44%	0.59%
December 31, 2011	487	3.66	31.21	1.40%	4.16%	3,116	-18.62%	-16.60%	1.14%
Unconstrained Emerging Markets Bond Fund
December 31, 2015	91	1.55	14.70	1.40%	6.05%	225	-15.88%	-13.33%	6.76%
December 31, 2014	101	1.81	17.20	1.40%	4.92%	317	-0.81%	2.18%	4.69%
December 31, 2013	112	1.79	17.09	1.40%	4.83%	343	-11.54%	-9.09%	2.66%
December 31, 2012	165	2.00	19.08	1.40%	4.63%	587	2.77%	5.68%	2.46%
December 31, 2011	218	1.92	18.33	1.40%	4.17%	684	5.35%	8.02%	7.64%
Wells Fargo VT Funds:
Discovery Fund
December 31, 2015	90	21.32	28.62	1.40%	3.30%	2,204	-4.69%	-1.48%	0.00%
December 31, 2014	118	22.37	29.05	1.40%	3.30%	2,988	-2.59%	0.36%	0.00%
December 31, 2013	148	22.96	28.94	1.40%	3.30%	3,776	40.00%	43.77%	0.01%
December 31, 2012	141	16.40	20.13	1.40%	3.30%	2,540	14.69%	17.72%	0.00%
December 31, 2011	150	14.30	17.10	0.70%	3.30%	2,334	-2.19%	0.47%	0.00%
Opportunity Fund
December 31, 2015	358	2.46	30.28	1.40%	6.08%	1,677	-6.26%	-3.15%	0.13%
December 31, 2014	424	2.54	31.76	1.40%	4.92%	2,128	7.19%	10.42%	0.06%
December 31, 2013	468	2.30	29.20	1.40%	4.87%	2,080	27.30%	30.68%	0.19%
December 31, 2012	515	1.76	22.66	1.40%	4.63%	1,836	12.50%	15.79%	0.09%
December 31, 2011	635	1.52	19.90	1.40%	4.17%	2,269	-7.99%	-5.59%	0.14%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

(7)  Unit Progression

The change in units outstanding for the year ended December 31, 2015 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
THE ALGER PORTFOLIOS:
Capital Appreciation		998,393.5	23,683.7	(130,453.1)	891,624.1
Large Cap Growth		1,308,429.6	25,097.1	(162,357.3)	1,171,169.4
Mid Cap Growth		606,389.7	8,398.7	(78,506.7)	536,281.7
Small Cap Growth		545,394.4	4,774.1	(59,206.2)	490,962.3
AB VARIABLE PRODUCTS SERIES FUND, INC:	a
Growth and Income		160,471.3	19,873.3	(51,481.0)	128,863.6
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		28,539.1	1,396.0	(5,532.5)	24,402.6
Income & Growth		454,491.6	27,529.0	(95,696.3)	386,324.3
Inflation Protection		23,232.1	23,919.3	(22,198.6)	24,952.8
International		269,055.7	38,532.2	(94,024.3)	213,563.6
Large Company Value		4,577.6	—	(477.4)	4,100.2
Ultra		1,983.1	1,333.3	(14.6)	3,301.8
Value		670,054.6	13,467.9	(91,421.5)	592,101.0
COLUMBIA FUNDS VARIABLE SERIES TRUST:
Seligman Global Technology		562,050.6	9,884.3	(107,173.2)	464,761.7
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond	b	327.8	—	(327.8)	—
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		15,229.3	2,429.7	(8,083.8)	9,575.2
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:		608,822.1	9,759.9	(38,842.6)	579,739.4
DREYFUS STOCK INDEX FUND:		3,544,737.1	76,186.1	(449,727.8)	3,171,195.4
DREYFUS VARIABLE INVESTMENT FUND:
International Value		312,034.6	8,988.2	(28,725.1)	292,297.7
FEDERATED INSURANCE SERIES:
High Income Bond II		205,635.3	1,239.7	(10,358.5)	196,516.5
Kaufmann II		8,149.3	678.7	(1,081.3)	7,746.7
Managed Volatility II		224,443.4	56,149.6	(74,161.7)	206,431.3
GUGGENHEIM VARIABLE INSURANCE FUNDS:
CLS AdvisorOne Global Diversified Equity	c	20,906.9	238.7	(2,055.0)	19,090.6
CLS AdvisorOne Growth and Income	d	16,073.8	789.7	(2,666.1)	14,197.4
Long Short Equity		16,595.0	12,293.7	(10,767.8)	18,120.9
Multi-Hedge Strategies		352.1	—	(56.0)	296.1
Rydex Banking		4,175.0	4,586.2	(5,842.5)	2,918.7
Rydex Basic Materials		7,296.8	18,385.0	(21,315.0)	4,366.8
Rydex Biotechnology		54,832.6	25,930.6	(47,207.1)	33,556.1
Rydex Commodities Strategy		13,469.0	3,601.3	(8,561.6)	8,508.7
Rydex Consumer Products		9,000.6	23,152.2	(23,155.4)	8,997.4
Rydex Dow 2X Strategy		32,096.6	6,368.2	(9,951.1)	28,513.7
Rydex Electronics		12,354.2	1,913.1	(4,400.1)	9,867.2
Rydex Energy		38,162.5	15,336.4	(21,076.3)	32,422.6
Rydex Energy Services		23,803.6	14,579.6	(17,125.4)	21,257.8
Rydex Europe 1.25X Strategy		30,031.1	11,026.9	(18,691.8)	22,366.2
Rydex Financial Services		25,222.4	2,375.2	(17,259.9)	10,337.7
Rydex Government Long Bond 1.2X Strategy		77,768.0	162,647.4	(143,884.2)	96,531.2
Rydex Health Care		77,991.4	51,976.5	(96,223.7)	33,744.2
Rydex Internet		7,128.0	5,464.6	(6,121.1)	6,471.5
Rydex Inverse Dow 2X Strategy		105,029.2	6,975,659.0	(6,988,792.8)	91,895.4
Rydex Inverse Government Long Bond Strategy		31,347.0	23,691.4	(40,236.2)	14,802.2
Rydex Inverse Mid-Cap Strategy		1,013.1	—	—	1,013.1
Rydex Inverse NASDAQ-100® Strategy		19,517.5	4,950,792.2	(4,950,321.5)	19,988.2
Rydex Inverse Russell 2000® Strategy		415.8	405,534.2	(405,566.1)	383.9
Rydex Inverse S&P 500 Strategy		54,168.0	309,492.4	(238,860.3)	124,800.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Japan 2X Strategy		25,912.5	22,614.8	(31,081.4)	17,445.9
Rydex Leisure		890.2	34,475.4	(25,159.6)	10,206.0
Rydex Mid Cap 1.5X Strategy		65,771.8	11,545.9	(21,246.8)	56,070.9
Rydex NASDAQ-100®		87,140.2	175,664.2	(181,090.6)	81,713.8
Rydex NASDAQ-100® 2X Strategy		36,200.1	214,620.8	(225,458.6)	25,362.3
Rydex Nova		68,308.6	5,071.1	(19,525.5)	53,854.2
Rydex Precious Metals		73,792.3	15,835.9	(26,683.1)	62,945.1
Rydex Real Estate		25,102.3	2,115.7	(22,825.9)	4,392.1
Rydex Retailing		3,424.5	2,787.1	(1,103.2)	5,108.4
Rydex Russell 2000® 1.5X Strategy		39,880.2	11,978.2	(11,485.2)	40,373.2
Rydex Russell 2000® 2X Strategy		11,606.5	484.6	(8,330.9)	3,760.2
Rydex S&P 500 2X Strategy		40,208.7	13,830.9	(25,166.9)	28,872.7
Rydex S&P 500 Pure Growth		126,229.3	214,102.1	(206,318.8)	134,012.6
Rydex S&P 500 Pure Value		72,968.1	150,099.2	(202,841.3)	20,226.0
Rydex S&P MidCap 400 Pure Growth		17,866.8	70,995.6	(78,571.4)	10,291.0
Rydex S&P MidCap 400 Pure Value		8,711.5	14,169.9	(16,339.6)	6,541.8
Rydex S&P SmallCap 600 Pure Growth		48,386.7	84,403.3	(122,398.6)	10,391.4
Rydex S&P SmallCap 600 Pure Value		15,050.6	9,508.2	(9,277.6)	15,281.2
Rydex Strengthening Dollar 2X Strategy		502.6	9,425.1	(8,137.4)	1,790.3
Rydex Technology		75,041.0	11,285.6	(66,839.1)	19,487.5
Rydex Telecommunications		5,355.8	2,675.2	(5,016.3)	3,014.7
Rydex Transportation		21,580.4	242.0	(21,263.5)	558.9
Rydex U.S. Government Money Market		393,472.9	4,547.1	(56,296.2)	341,723.8
Rydex Utilities		44,887.9	11,773.2	(24,080.2)	32,580.9
Rydex Weakening Dollar 2X Strategy		2,430.8	521.7	(1,138.8)	1,813.7
INVESCO VARIABLE INSURANCE FUNDS:
Core Equity		41,371.0	181.9	(7,587.3)	33,965.6
Diversified Dividend		20,513.1	5,595.4	(9,272.9)	16,835.6
Global Health Care		122,316.4	12,468.2	(33,044.5)	101,740.1
Global Real Estate		126,637.1	2,884.8	(11,065.3)	118,456.6
High Yield		121,830.5	33,452.1	(121,450.7)	33,831.9
Mid Cap Core Equity		64,178.5	2,144.7	(12,447.3)	53,875.9
Money Market		683,660.2	3,139,574.0	(2,886,614.9)	936,619.3
Technology		120,080.4	7,599.4	(23,212.0)	104,467.8
Value Opportunities		48,976.4	559.8	(12,093.1)	37,443.1
JANUS ASPEN SERIES:
Balanced		65,466.5	2,800.1	(17,390.1)	50,876.5
Enterprise		1,701,421.2	50,817.8	(185,985.3)	1,566,253.7
Forty		12,160.4	20,872.8	(9,220.6)	23,812.6
Global Research		2,420,182.6	66,387.4	(268,717.0)	2,217,853.0
Janus		2,769,097.6	75,327.9	(319,225.2)	2,525,200.3
Overseas		191,540.5	7,861.2	(35,268.6)	164,133.1
Perkins Mid Cap Value		3,593.3	487.5	(908.9)	3,171.9
LAZARD RETIREMENT SERIES, INC:
Emerging Markets Equity		15,191.1	17,156.2	(20,677.2)	11,670.1
International Equity		40,117.5	51,644.5	(45,087.7)	46,674.3
US Small-Mid Cap Equity		344,226.9	12,081.0	(45,693.9)	310,614.0
US Strategic Equity		46,938.3	5,674.7	(17,646.1)	34,966.9
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth		28,446.4	8,064.2	(26,665.5)	9,845.1
ClearBridge Dividend Strategy	e	6,764.8	4,805.2	(5,568.8)	6,001.2
ClearBridge Large Cap Growth		15,335.4	53,547.3	(16,955.6)	51,927.1
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		2,400.9	4.0	(1,208.5)	1,196.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
LORD ABBETT SERIES FUND, INC:
Calibrated Dividend Growth		80,431.9	9,875.5	(15,846.5)	74,460.9
Growth and Income		1,300,225.6	23,195.1	(118,995.0)	1,204,425.7
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value		284,758.6	1,708.4	(31,318.4)	255,148.6
Mid-Cap Growth		94,195.9	25,762.3	(29,290.2)	90,668.0
Mid Cap Intrinsic Value		38,993.3	13,068.0	(20,383.4)	31,677.9
Short Duration Bond		311,771.7	60,923.6	(90,106.6)	282,588.7
Small-Cap Growth	f	11,572.3	56,015.3	(67,587.6)	—
Socially Responsive		14,404.6	982.3	(2,670.1)	12,716.8
NORTHERN LIGHTS VARIABLE TRUST:
JNF SSGA Sector Rotation		1,263,224.1	36,108.1	(157,444.9)	1,141,887.3
JNF SSGA Tactical Allocation		596,849.3	12,522.5	(77,682.0)	531,689.8
PIMCO VARIABLE INSURANCE TRUST:
All Asset		22,309.4	883.9	(3,338.6)	19,854.7
CommodityRealReturn Strategy		10,132.8	171.0	(2,619.7)	7,684.1
Emerging Markets Bond		2,793.3	213.5	(2,098.1)	908.7
Foreign Bond US Dollar-Hedged		3,276.9	—	(614.5)	2,662.4
Global Bond Unhedged		9,677.3	25,509.4	(20,084.6)	15,102.1
High Yield		8,957.4	89,568.7	(89,519.4)	9,006.7
Long-Term US Government		8,710.5	10,137.4	(10,410.1)	8,437.8
Low Duration		14,529.9	24,720.5	(28,485.9)	10,764.5
Real Return		675,546.0	36,199.9	(134,693.3)	577,052.6
Short-Term		30,007.1	12,589.1	(12,742.4)	29,853.8
Total Return		944,285.0	147,414.8	(196,856.4)	894,843.4
PIONEER VARIABLE CONTRACTS TRUST:
Disciplined Value		4,338.2	—	(242.1)	4,096.1
Emerging Markets		9,452.8	11,512.5	(12,058.9)	8,906.4
Equity Income		176,889.6	24,826.9	(35,885.8)	165,830.7
Fund		37,483.7	6,764.5	(7,210.6)	37,037.6
High Yield		5,337.5	—	(423.7)	4,913.8
Mid Cap Value		21,881.7	27,437.2	(45,369.9)	3,949.0
Strategic Income		56,714.5	10,168.1	(59,120.3)	7,762.3
ROYCE CAPITAL FUND:
Micro-Cap		58,948.4	601.0	(12,042.9)	47,506.5
Small-Cap		151,510.9	6,942.3	(36,952.1)	121,501.1
THIRD AVENUE VARIABLE SERIES TRUST:
Value		389,451.3	10,380.9	(25,020.5)	374,811.7
VAN ECK VIP TRUST:
Emerging Markets		291,546.5	10,581.7	(60,799.0)	241,329.2
Global Hard Assets		350,813.2	17,831.2	(53,739.5)	314,904.9
Multi-Manager Alternatives	g	22,699.4	347.0	(23,046.4)	—
Unconstrained Emerging Markets Bond		100,803.5	5,888.4	(15,450.8)	91,241.1
WELLS FARGO VT FUNDS:	h
Discovery		118,387.3	5,267.3	(33,916.7)	89,737.9
Opportunity		423,783.0	6,409.7	(72,453.0)	357,739.7
		29,501,055.7	18,788,448.2	(21,747,191.7)	26,542,312.2

*  See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

(7) Unit Progression

The change in units outstanding for the year ended December 31, 2014 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
THE ALGER PORTFOLIOS:
Capital Appreciation		1,095,141.6	51,917.4	(148,665.50)	998,393.5
Large Cap Growth		1,466,543.0	41,040.9	(199,154.30)	1,308,429.6
Mid Cap Growth		676,062.4	21,122.8	(90,795.50)	606,389.7
Small Cap Growth		635,687.6	12,751.6	(103,044.80)	545,394.4
AB VARIABLE PRODUCTS SERIES FUND, INC.:	f
Growth and Income		253,761.9	53,603.0	(146,893.60)	160,471.3
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		43,418.1	6,385.4	(21,264.40)	28,539.1
Income & Growth		506,326.3	54,490.7	(106,325.40)	454,491.6
Inflation Protection		24,912.4	14,949.4	(16,629.70)	23,232.1
International		308,425.1	24,136.5	(63,505.90)	269,055.7
Large Company Value		12,275.0	—	(7,697.40)	4,577.6
Ultra		1,906.3	171.3	(94.50)	1,983.1
Value		729,843.1	19,259.7	(79,048.20)	670,054.6
Vista	a	3,699.9	—	(3,699.90)	—
COLUMBIA FUNDS VARIABLE SERIES TRUST:
Seligman Global Technology		581,275.7	44,906.0	(64,131.10)	562,050.6
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond		241.9	1,006.4	(920.50)	327.8
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		15,706.0	6,442.7	(6,919.40)	15,229.3
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:		642,666.5	14,733.0	(48,577.40)	608,822.1
DREYFUS STOCK INDEX FUND:		3,896,723.8	125,997.2	(477,983.90)	3,544,737.1
DREYFUS VARIABLE INVESTMENT FUND:
International Value		352,795.0	24,224.1	(64,984.50)	312,034.6
FEDERATED INSURANCE SERIES:
High Income Bond II		224,478.4	13,131.0	(31,974.10)	205,635.3
Kaufmann II		8,629.0	7,769.4	(8,249.10)	8,149.3
Managed Volatility II		249,188.0	30,146.9	(54,891.50)	224,443.4
GUGGENHEIM VARIABLE INSURANCE FUNDS:
CLS AdvisorOne Global Diversified Equity	g	88,111.2	1,167.4	(68,371.70)	20,906.9
CLS AdvisorOne Growth and Income	h	48,360.1	2,377.3	(34,663.60)	16,073.8
Long Short Equity		17,472.8	4,780.8	(5,658.60)	16,595.0
Multi-Hedge Strategies		683.8	1,022.8	(1,354.50)	352.1
Rydex Banking		4,611.2	67,286.6	(67,722.80)	4,175.0
Rydex Basic Materials		10,521.3	13,451.7	(16,676.20)	7,296.8
Rydex Biotechnology		60,274.2	88,916.9	(94,358.50)	54,832.6
Rydex Commodities Strategy		15,418.2	11,702.9	(13,652.10)	13,469.0
Rydex Consumer Products		40,729.1	16,504.0	(48,232.50)	9,000.6
Rydex Dow 2X Strategy		57,790.7	13,943.9	(39,638.00)	32,096.6
Rydex Electronics		10,250.5	31,909.0	(29,805.30)	12,354.2
Rydex Energy		46,903.3	43,882.1	(52,622.90)	38,162.5
Rydex Energy Services		41,438.3	12,978.2	(30,612.90)	23,803.6
Rydex Europe 1.25X Strategy		40,548.0	48,387.0	(58,903.90)	30,031.1
Rydex Financial Services		62,680.6	49,661.0	(87,119.20)	25,222.4
Rydex Government Long Bond 1.2X Strategy		29,299.2	204,333.7	(155,864.90)	77,768.0
Rydex Health Care		41,236.4	120,972.1	(84,217.10)	77,991.4
Rydex Internet		7,877.6	6,615.3	(7,364.90)	7,128.0
Rydex Inverse Dow 2X Strategy		201,329.0	7,709,621.5	(7,805,921.30)	105,029.2
Rydex Inverse Government Long Bond Strategy		66,869.9	53,238.0	(88,760.90)	31,347.0
Rydex Inverse Mid-Cap Strategy		1,008.8	69.9	(65.60)	1,013.1
Rydex Inverse NASDAQ-100® Strategy		33,211.2	3,888,642.8	(3,902,336.50)	19,517.5
Rydex Inverse Russell 2000® Strategy		1,885.2	33,577.3	(35,046.70)	415.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Inverse S&P 500 Strategy		253,035.0	119,062.9	(317,929.90)	54,168.0
Rydex Japan 2X Strategy		16,869.2	28,703.1	(19,659.80)	25,912.5
Rydex Leisure		17,809.5	16,257.5	(33,176.80)	890.2
Rydex Mid Cap 1.5X Strategy		60,562.8	53,998.6	(48,789.60)	65,771.8
Rydex NASDAQ-100®		96,057.8	99,837.5	(108,755.10)	87,140.2
Rydex NASDAQ-100® 2X Strategy		43,406.2	345,914.7	(353,120.80)	36,200.1
Rydex Nova		94,903.7	13,841.0	(40,436.10)	68,308.6
Rydex Precious Metals		84,246.6	142,622.2	(153,076.50)	73,792.3
Rydex Real Estate		5,702.1	29,622.2	(10,222.00)	25,102.3
Rydex Retailing		6,167.6	458.3	(3,201.40)	3,424.5
Rydex Russell 2000® 1.5X Strategy		39,092.5	24,502.2	(23,714.50)	39,880.2
Rydex Russell 2000® 2X Strategy		43,048.9	49,131.8	(80,574.20)	11,606.5
Rydex S&P 500 2X Strategy		46,109.0	64,596.9	(70,497.20)	40,208.7
Rydex S&P 500 Pure Growth		167,203.1	298,844.7	(339,818.50)	126,229.3
Rydex S&P 500 Pure Value		152,093.7	189,632.7	(268,758.30)	72,968.1
Rydex S&P MidCap 400 Pure Growth		14,338.3	54,307.9	(50,779.40)	17,866.8
Rydex S&P MidCap 400 Pure Value		15,270.9	122,043.3	(128,602.70)	8,711.5
Rydex S&P SmallCap 600 Pure Growth		57,238.0	61,830.3	(70,681.60)	48,386.7
Rydex S&P SmallCap 600 Pure Value		24,914.0	4,514.7	(14,378.10)	15,050.6
Rydex Strengthening Dollar 2X Strategy		1,019.1	549.9	(1,066.40)	502.6
Rydex Technology		46,415.9	88,891.0	(60,265.90)	75,041.0
Rydex Telecommunications		4,455.2	29,062.4	(28,161.80)	5,355.8
Rydex Transportation		26,541.9	31,884.5	(36,846.00)	21,580.4
Rydex U.S. Government Money Market		625,010.3	56,247.4	(287,784.80)	393,472.9
Rydex Utilities		25,486.4	79,827.3	(60,425.80)	44,887.9
Rydex Weakening Dollar 2X Strategy		2,660.3	63.5	(293.00)	2,430.8
INVESCO VARIABLE INSURANCE FUNDS:
Core Equity		52,605.9	832.9	(12,067.80)	41,371.0
Diversified Dividend		20,946.2	16,186.9	(16,620.00)	20,513.1
Global Health Care		167,093.4	18,779.5	(63,556.50)	122,316.4
Global Real Estate		144,091.4	9,316.3	(26,770.60)	126,637.1
High Yield		138,025.4	114,525.3	(130,720.20)	121,830.5
Mid Cap Core Equity		66,475.2	31,309.9	(33,606.60)	64,178.5
Money Market		844,694.6	3,080,159.0	(3,241,193.40)	683,660.2
Technology		140,445.0	12,330.9	(32,695.50)	120,080.4
Value Opportunities		54,600.0	7,153.6	(12,777.20)	48,976.4
JANUS ASPEN SERIES:
Balanced		60,279.6	26,136.8	(20,949.90)	65,466.5
Enterprise		1,858,584.0	35,349.5	(192,512.30)	1,701,421.2
Forty		14,236.6	6,263.9	(8,340.10)	12,160.4
Global Research		2,631,546.5	55,935.5	(267,299.40)	2,420,182.6
Janus		2,986,511.9	100,571.4	(317,985.70)	2,769,097.6
Overseas		238,735.2	33,193.9	(80,388.60)	191,540.5
Perkins Mid Cap Value		4,449.9	686.2	(1,542.80)	3,593.3
LAZARD RETIREMENT SERIES, INC:
Emerging Markets Equity		37,477.4	7,208.5	(29,494.80)	15,191.1
International Equity		49,242.9	25,041.1	(34,166.50)	40,117.5
US Small-Mid Cap Equity		378,396.5	24,661.1	(58,830.70)	344,226.9
US Strategic Equity		55,808.0	10,091.3	(18,961.00)	46,938.3
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth I		27,908.7	82,783.7	(82,246.00)	28,446.4
ClearBridge All Cap Value I	b	12,383.7	4,599.6	(16,983.30)	—
ClearBridge Dividend Strategy I	i	6,741.5	8,038.7	(8,015.40)	6,764.8
ClearBridge Large Cap Growth I		12,441.5	10,863.4	(7,969.50)	15,335.4
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		4,826.4	3,448.7	(5,874.20)	2,400.9
Western Asset Strategic Bond	c	135,602.2	31,569.0	(167,171.20)	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
LORD ABBETT SERIES FUND, INC:
Calibrated Dividend Growth		105,765.9	3,609.6	(28,943.60)	80,431.9
Growth and Income		1,511,490.1	45,448.1	(256,712.60)	1,300,225.6
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value		325,368.4	1,328.6	(41,938.40)	284,758.6
Mid-Cap Growth		130,358.8	31,239.7	(67,402.60)	94,195.9
Mid Cap Intrinsic Value		33,386.9	17,860.6	(12,254.20)	38,993.3
Short Duration Bond		341,152.4	73,043.0	(102,423.70)	311,771.7
Small-Cap Growth		27,200.5	11,419.2	(27,047.40)	11,572.3
Socially Responsive		15,751.2	10,435.9	(11,782.50)	14,404.6
NORTHERN LIGHTS VARIABLE TRUST:
JNF SSgA Sector Rotation	d	1,351,846.7	54,263.1	(142,885.70)	1,263,224.1
JNF SSgA Tactical Allocation	e	641,129.0	31,566.6	(75,846.30)	596,849.3
PIMCO VARIABLE INSURANCE TRUST:
All Asset		24,188.8	1,015.6	(2,895.00)	22,309.4
CommodityRealReturn Strategy		13,740.5	217.0	(3,824.70)	10,132.8
Emerging Markets Bond		2,970.5	237.9	(415.10)	2,793.3
Foreign Bond US Dollar-Hedged		3,374.6	496.9	(594.60)	3,276.9
Global Bond Unhedged		29,438.1	31,318.7	(51,079.50)	9,677.3
High Yield		53,957.1	1,754.2	(46,753.90)	8,957.4
Long-Term US Government		4,496.1	65,025.3	(60,810.90)	8,710.5
Low Duration		13,628.2	2,879.4	(1,977.70)	14,529.9
Real Return		761,749.1	66,379.8	(152,582.90)	675,546.0
Short-Term		35,424.6	18,704.7	(24,122.20)	30,007.1
Total Return		1,001,095.8	386,657.4	(443,468.20)	944,285.0
PIONEER VARIABLE CONTRACTS TRUST:
Disciplined Value		4,536.6	2.0	(200.40)	4,338.2
Emerging Markets		12,979.2	5,472.9	(8,999.30)	9,452.8
Equity Income		235,596.6	10,550.4	(69,257.40)	176,889.6
Fund		63,846.0	1,635.3	(27,997.60)	37,483.7
High Yield		5,624.5	111.2	(398.20)	5,337.5
Mid Cap Value		3,905.3	22,208.5	(4,232.10)	21,881.7
Strategic Income		34,635.1	84,398.1	(62,318.70)	56,714.5
ROYCE CAPITAL FUND:
Micro-Cap		70,456.4	11,872.5	(23,380.50)	58,948.4
Small-Cap		177,819.8	4,271.9	(30,580.80)	151,510.9
THIRD AVENUE VARIABLE SERIES TRUST:
Value		414,447.7	21,711.7	(46,708.10)	389,451.3
VAN ECK VIP TRUST:
Emerging Markets		314,600.5	21,023.5	(44,077.50)	291,546.5
Global Hard Assets		392,062.5	29,531.4	(70,780.70)	350,813.2
Multi-Manager Alternatives		9,819.1	35,631.4	(22,751.10)	22,699.4
Unconstrained Emerging Markets Bond		111,721.7	16,556.3	(27,474.50)	100,803.5
WELLS FARGO VT FUNDS:	j
Discovery		148,070.4	12,401.3	(42,084.40)	118,387.3
Opportunity		468,349.5	16,529.1	(61,095.60)	423,783.0
		33,668,009.4	19,905,321.5	(24,072,275.2)	29,501,055.7

*  See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2015 and 2014

(8)  Detail Descriptions for Statement of Operations and Unit Progression Footnote References

For the period ending December 31, 2015:

a)  AB VPS funds were formerly know as AllianceBernstein VPS funds prior to their name change on May 1, 2015.

b)  For the period January 1, 2015 through October 23, 2015 (liquidation of fund).

c)  Guggenheim VT CLS AdvisorOne Global Diversified Equity was formerly known as Guggenheim VT CLS Advisor One Amerigo prior to its name change May 1, 2015.

d)  Guggenheim VT CLS AdvisorOne Growth and Income was formerly known as Guggenheim VT CLS AdvisorOne Clermont prior to its name change May 1, 2015.

e)  Legg Mason ClearBridge Variable Dividend Strategy was formerly known as Legg Mason ClearBridge Variable Equity Income prior to its name change on May 1, 2015.

f)  For the period January 1, 2015 through November 5, 2015 (liquidation of fund).

g)  For the period January 1, 2015 (inception of fund) through June 1, 2015 (liquidation of fund).

h)  Wells Fargo VT Funds were formerly known as Wells Fargo Advantage Funds prior to its name change on December 15, 2015.

For the period ending December 31, 2014:

a)  For the period January 1, 2014 through April 24, 2014 (liquidation of fund).

b)  For the period January 1, 2014 through December 2, 2014 (liquidation of fund).

c)  For the period January 1, 2014 through April 29, 2014 (liquidation of fund).

d)  Northern Lights JNF SSGA Sector Rotation was formerly known as Northern Lights JNF Equity prior to its name change on October 31, 2014.

e)  Northern Lights JNF SSGA Tactical Allocation was formerly known as Northern Lights JNF Balanced prior to its name change on October 31, 2014.

f)  AB VPS funds were formerly know as AllianceBernstein VPS funds prior to their name change on May 1, 2015.

g)  Guggenheim VT CLS AdvisorOne Global Diversified Equity was formerly known as Guggenheim VT CLS Advisor One Amerigo prior to its name change May 1, 2015.

h)  Guggenheim VT CLS AdvisorOne Growth and Income was formerly known as Guggenheim VT CLS AdvisorOne Clermont prior to its name change May 1, 2015.

i)  Legg Mason ClearBridge Variable Dividend Strategy was formerly known as Legg Mason ClearBridge Variable Equity Income prior to its name change on May 1, 2015.

j)  Wells Fargo VT Funds were formerly known as Wells Fargo Advantage Funds prior to its name change on December 15, 2015.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors Jefferson National Life Insurance Company And Contract Owners of Jefferson National Life Annuity Account E

We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account E (the "Account") as of December 31, 2015, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2015, and the financial highlights for each of the five years for the period ended December 31, 2015. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian or fund transfer agents. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account E as of December 31, 2015, the results of its operations, changes in its net assets for each of two years in the period ended December 31, 2015, and financial highlights for each of the five years for the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

New York, New York

April 25, 2016

Jefferson National Life Annuity Account E

SPONSOR

Jefferson National Life Insurance Company

DISTRIBUTOR

Jefferson National Securities Corporation

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BDO USA, LLP

PART C
OTHER INFORMATION

ITEM 24.                                           FINANCIAL STATEMENTS AND EXHIBITS

(a)                                 Financial Statements

The following financial statements are included in Part B of the Registration Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2013 and 2014, and for the three years ended December 31, 2015, 2014, and 2013.

The financial statements of Jefferson National Life Annuity Account E at December 31, 2015 and for the two years ended December 31, 2015, and 2014.

(b)    Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

(1)	(a)		Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.	(10)

	(b)		Resolution Changing the Name of the Separate Account	(1)

(2)			Not Applicable.

(3)	(a)	(i)	Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation.	(1)

		(ii)	Form of Amendment to the Principal Underwriter’s Agreement	(1)

	(b)		Form of Selling Agreement	(1)

(4)	(a)		Form of Individual Contract - Achievement. (CVIC-4047)	(1)

	(b)		Form of Individual Contract - Educator. (CVIC-4048)	(1)

	(c)		Form of Group Contract. (CVIC-4048)	(2)

	(d)		Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)	(1)

	(e)		Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider. (CVIC-4020)	(1)

	(f)		Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)	(1)

	(g)		Form of Age 100 Endorsement (Annuity Date END 8-12)	(20)

	(h)		Form of 403(b) Endorsement (JNL-403(b) END 7-12)	(20)

(5)			Form of Application for Individual Annuity Contract. (JNL-6000)	(1)

(6)	(a)		Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.	(1)

	(b)		Amended and Restated By-Laws of the Company.	(1)

(7)			Not Applicable.

(8)	(a)		Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.	(1)

		(i)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.	(13)

(b)	(i)	Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(3)

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(1)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.	(15)

	(v)	Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life	(18)

	(vi)	Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life	(18)

(c)	(i)	Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(4)

	(ii)	Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iv)	Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(13)

	(vi)	Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(15)

(d)	(i)	Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(4)

	(ii)	Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iii)	Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iv)	Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(v)	Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(vi)	Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(1)

	(vii)	Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(11)

	(viii)	Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(13)

	(ix)	Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.	(14)

	(x)	Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services	(18)

(e)	(i)	Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(ii)	Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(v)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(11)

(f)	(i)	Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp.	(4)

	(ii)	Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.	(13)

(g)	(i)	Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(6)

	(ii)	Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(1)

(h)	(i)	Form of Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.	(1)

	(ii)	Form of Amendment date May 1, 2005 to the Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003.	(11)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional)	(15)

(i)	(i)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

(j)	(i)	Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(4)

	(ii)	Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(7)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(1)

	(iv)	Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.	(16)

(k)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company.	(5)

	(ii)	Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iv)	Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(1)

	(vi)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(11)

	(vii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(13)

	(viii)	Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(14)

	(ix)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(16)

(l)	(i)	Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(11)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(15)

	(v)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(16)

	(vi)	Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors	(18)

	(vii)	Form of Amendment dated January 23, 2012 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC.	(19)

(m)	(i)	Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(1)

	(ii)	Form of Amendment to the Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(11)

	(iii)	Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,	(13)

		Inc. and Pioneer Funds Distributor, Inc.

	(iv)	Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(15)

	(v)	Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(16)

(n)		Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.	(1)

	(i)	Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.	(13)

	(ii)	Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.	(15)

(o)	(i)	Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(9)

	(ii)	Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(1)

	(iii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(11)

	(iv)	Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(13)

	(v)	Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(15)

	(vi)	Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(17)

	(vii)	Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors.	(18)

(p)	(i)	Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(11)

	(iii)	Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)	(14)

(q)	(i)	Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(6)

	(ii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(13)

	(vi)	Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(15)

(r)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(ii)	Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(iii)	Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(iv)	Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(v)	Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(1)

(s)	(i)	Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(8)

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(1)

(t)	(i)	Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(ii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance	(5)

			Trust and Van Eck Associates Corporation.

		(iv)	Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(8)

		(v)	Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(17)

	(u)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

		(ii)	Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

	(v)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust date April 8, 2005.	(11)

		(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(13)

		(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(15)

	(w)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(11)

		(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(13)

		(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.	(15)

	(x)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.	(13)

		(ii)	Form of Amendment dated March 1, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(15)

	(y)	(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007	(14)

		(ii)	Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.	(15)

	(z)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. dated March, 2010.	(17)

	(aa)	(i)	Form of Participation Agreement dated August 24, 2011 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, SBL Fund, and Rydex Distributors, LLC.	(19)

(9)			Opinion and Consent of Counsel.	(21)

(10)			Consent of Independent Registered Public Accounting Firm.	(21)

(11)			Financial Statements omitted from Item 23 above.	N/A

(12)			Initial Capitalization Agreement.	N/A

(13)	(a)	(i)	Powers of Attorney	(1)

		(ii)	Powers of Attorney- Laurence Greenberg	(12)

		(iii)	Powers of Attorney — Robert Jefferson	(13)

		(iv)	Powers of Attorney — for Joseph F. Vap	(16)

		(v)	Powers of Attorney — Mitchell H. Caplan	(17)

		(vi)	Powers of Attorney for — Robert C. Covington	(19)

		(vii)	Powers of Attorney for — Andrew T. Mulderry	(19)

		(viii)	Powers of Attorney for — Steven F. Piaker	(19)

		(ix)	Powers of Attorney for — Eric S. Schwartz	(19)

		(x)	Powers of Attorney for — David Lau	(20)

		(y)	Powers of Attorney for — Thomas Hedrick	(21)

(1)                                 Incorporated herein by reference to Post-Effective Amendment Nos 15 and 15 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos 033-74092 and 811-08288) filed electronically on Form N-4 on May 3,2004 (Accession Number 0001047469-04-015219)

(2)                                 Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account E (File Nos. 333-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(3)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4)                                 Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-0020 85).

(8)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10)                          Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 6 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(11)                          Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 16 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002846).

(12)                          Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13)                                       Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 17 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003346).

(14)                                                  Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 18 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003582).

(15)                                                  Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 19 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002105).

(16)                                                  Incorporated herein by reference to Post-Effective Amendment Nos. 20 and 20 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2009 (Accession Number 0000891092-09-001690)

(17)                                                  Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 21 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2010 (Accession Number 0000891092-10-001650)

(18)                                                        Incorporated herein by reference to Post-Effective Amendment Nos. 22 and 22 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 29, 2011 (Accession Number 0000891092-11-002738)

(19)                                                  Incorporated herein by reference to Post-Effective Amendment Nos. 23 and 23 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 30, 2012 (Accession Number 0000891092-12-002377)

(20)                                                  Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 24 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 30, 2013 (Accession Number 0000891092-13-003469

(21)                                                  Incorporated herein by reference to Post-Effective Amendment Nos. 25 and 25 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 30, 2014 (Accession Number 0000891092-14-003491

(22)                                                  Incorporated herein by reference to Post-Effective Amendment Nos. 26 and 26 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 24, 2015 (Accession Number 0001104659-15-030015.

(23)                                                  Filed herewith

ITEM 25.                                           DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise noted.

NAME	POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan	Director, Chief Executive Officer
Laurence P. Greenberg	Director, President
Craig A. Hawley	Director, General Counsel and Secretary
David Lau	Director, Chief Operating Officer
Joseph Vap	Director, Chief Financial Officer and Treasurer
Thomas Hedrick (1)	Director
Andrew T. Mulderry (2)	Director
Steven F. Piaker (3)	Director
Eric S. Schwartz (4)	Director

(1)                                 The business address of this director is 6034 Lakehurst Avenue, Dallas, TX 75230

(2)                              The business address of this director is 240 Forest Avenue, Rye NY 10580

(3)                                 The business address of this director is 64 Arlen Way, West Hartford, CT 06117

(4)                                 The business address of this director is 120 East End Avenue Apt 17B, New York NY 10028.

ITEM 26.                                           PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

(1)                                 Class A voting common shares.  These shares represent 100% of the voting interests of JNFC except they vote pro rata with the Class B common shares with respect to the Limited Veto Rights.  LLC managed by board of directors with identical composition as JNFC and JNL.

(2)                                 Series A voting units controlled by JNFC’s CEO, Mitch Caplan and his affiliated entities including Highroad Partners LLC.  Mr. Caplan also received non-voting profit interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.

(3)                                 Series A voting units controlled by JNFC employees and SG-Jefferson LLC.  Ownership of Mr. Caplan excluded from this group.  In addition, certain employees received non—voting profits interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total. SG-Jefferson owns 5.7% of the Series A voting units.

(4)                                 Series B non-voting units held by Financial Partners Fund I, L.P., SG-Jefferson LLC, 122011 Investment Holding LLC, 76 West Holdings LLC and other small investors.  Conversion of these shares into Series A voting units is subject to prior regulatory approval.  The four (4) named investors are contractually entitled to each designate one director appointed to each of the nine (9) member boards of directors of JNFC, JNL and JNLNY and also vote as a class on certain non-ordinary course actions by JNFC.

(5)                                 Class B non-voting common shares.  LLC is member managed by JNF Investors LLC.  JNF Investors LLC has the authority to make decisions on behalf of JNF Co-Investor LLC except with respect to the Limited Veto Rights, with respect to which the vote is passed through to the holders of the Series A voting units issued by JNF Co-Investor LLC.

(6)                                 Series A voting units held by 122011 Investment Holding LLC and certain employees of its affiliates with voting rights only with respect to veto rights more limited than those provided to the Series B non-voting units of JNFI.

ITEM 27.                                           NUMBER OF CONTRACT OWNERS

As of February 16, 2016, the number of The Achievement and The Educator contracts funded by Jefferson National Life Annuity Account E was 6116 of which 5893 were qualified contracts and 223 were non-qualified contracts.

ITEM 28.                                           INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, “Agent”) against expenses (including attorneys’ fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                                           PRINCIPAL UNDERWRITERS

(a)                                 Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account G

Jefferson National Life of New York Annuity Account 1

(b)                              Jefferson National Securities Corporation (“JNSC”) is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise indicated.  JNSC was formerly known as Inviva Securities Corporation.

NAME	POSITIONS AND OFFICES

Craig A. Hawley	President, General Counsel and Secretary
Jon Hurd*	Financial & Operations Principal

*  The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c)          JNSC retains no compensation or commissions from the registrant.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION OR ANNUITIZATION	BROKERAGE COMMISSIONS	COMPENSATION

Jefferson National Securities Corporation	None	None	None	None

ITEM 30.                                           LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31.                                           MANAGEMENT SERVICES

Not Applicable.

ITEM 32.                                           UNDERTAKINGS

(a)                                 Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)                                 Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                                  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.                                           REPRESENTATIONS

(A)                               Jefferson National Life Insurance Company (the “Company”) hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B)                               The Securities and Exchange Commission (the “SEC”) issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1)                                 Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2)                                 Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3)                                 Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4)                                 Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer’s Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C)                               The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program or Florida Optional Retirement Program (each a “Program”) in accordance with the following conditions:

(1)                                 include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2)                                 include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3)                                 instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4)                                 obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) — (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 26 and 26 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 22nd day of April, 2016.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Mitchell H Caplan *
Name: Mitchell H. Caplan
Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/Mitchell H. Caplan*	Director, Chief Executive Officer	04/22/2016
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*	Director, President	04/22/2016
Name: Laurence Greenberg

/s/ Joseph F. Vap*	Director, Chief Financial Officer and Treasurer	04/22/2016
Name: Joseph F. Vap

/s/ Andrew Mulderry*	Director	04/22/2016
Name: Andrew Mulderry

/s/ Thomas Hedrick*	Director	04/22/2016
Name: Thomas Hedrick

/s/ Eric Schwartz*	Director	04/22/2016
Name: Eric Schwartz

s/s Steven F. Piaker*	Director	04/22/2016
Name: Steven F. Piaker

/s/ Craig A. Hawley*	Director, General Counsel & Secretary	04/22/2016
Name: Craig A. Hawley
Attorney in Fact

EXHIBIT INDEX

(9)	Opinion and Consent of Counsel.

(10)	Consent of Independent Registered Public Accounting Firm.